UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate
Fund - Class A, Class T, Class B
and Class C

Annual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	1.47%	6.30%	10.20%
Class T (incl. 3.50% sales charge)	3.67%	6.55%	10.17%
Class B (incl. contingent deferred sales charge) A	1.84%	6.46%	10.26%
Class C (incl. contingent deferred sales charge)B	5.89%	6.77%	10.02%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Real Estate Fund - Class A on July 31, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Samuel Wald, Portfolio Manager of Fidelity Advisor® Real Estate Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 7.66%, 7.43%, 6.84% and 6.89%, respectively (excluding sales charges), versus 6.53% for the benchmark Dow Jones U.S. Select Real Estate Securities IndexSM and 25.00% for the S&P 500®. REITs trended upward until May, when higher interest rates began weighing heavily on the market. My investment approach seeks to generate repeatable outperformance over time via individual security selection. Relative to the Dow Jones index, one notable source of strength was the fund's position in senior housing operators - such as Brookdale Senior Living, Sunrise Senior Living and Emeritus, all of which were out-of-benchmark names - whose valuation and appreciation potential struck me as more attractive than those offered by health care REITs. I added to the fund's Brookdale position during the period and maintained my Emeritus stake, while I sold Sunrise in August. In contrast, the fund's biggest individual detractor was Education Realty Trust, an operator of student housing facilities that was hampered this period by poor industry supply/demand trends. A sizable underweighting in retail strip center REIT Kimco Realty - no longer held at period end - also limited results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.15%
Actual		$ 1,000.00	$ 1,028.40	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76
Class T	1.36%
Actual		$ 1,000.00	$ 1,027.50	$ 6.84
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class B	1.91%
Actual		$ 1,000.00	$ 1,024.70	$ 9.59
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.54
Class C	1.88%
Actual		$ 1,000.00	$ 1,025.00	$ 9.44
HypotheticalA		$ 1,000.00	$ 1,015.47	$ 9.39
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,029.80	$ 4.43
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	12.2	12.0
Public Storage	7.2	7.8
Ventas, Inc.	6.8	7.6
Prologis, Inc.	6.1	6.8
SL Green Realty Corp.	4.6	4.1
Boston Properties, Inc.	4.4	3.5
Camden Property Trust (SBI)	3.8	4.1
Essex Property Trust, Inc.	3.5	3.3
HCP, Inc.	2.9	3.6
Alexandria Real Estate Equities, Inc.	2.8	1.1
	54.3
Top Five REIT Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	17.6	14.4
REITs - Apartments	16.6	16.9
REITs - Industrial Buildings	16.0	16.3
REITs - Malls	15.6	16.7
REITs - Health Care Facilities	11.9	13.2
Asset Allocation (% of fund's net assets)
As of July 31, 2013	As of January 31, 2013
Stocks 98.1%	Stocks 96.7%
Short-Term Investments and Net Other Assets (Liabilities) 1.9%	Short-Term Investments and Net Other Assets (Liabilities) 3.3%

Annual Report

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.7%
Health Care Facilities - 2.7%
Brookdale Senior Living, Inc. (a)	377,685	$ 10,998,187
Emeritus Corp. (a)	391,467	9,078,120
TOTAL HEALTH CARE FACILITIES		20,076,307
REAL ESTATE INVESTMENT TRUSTS - 94.4%
REITs - Apartments - 16.6%
AvalonBay Communities, Inc.	122,482	16,576,714
Camden Property Trust (SBI)	398,774	28,129,518
Education Realty Trust, Inc.	1,175,076	11,080,967
Equity Residential (SBI)	295,309	16,537,304
Essex Property Trust, Inc.	164,303	26,500,431
Home Properties, Inc.	297,470	18,981,561
Mid-America Apartment Communities, Inc.	101,921	6,884,764
TOTAL REITS - APARTMENTS		124,691,259
REITs - Health Care Facilities - 11.9%
HCP, Inc.	499,695	21,921,620
Health Care REIT, Inc.	260,369	16,791,197
Ventas, Inc.	772,905	50,810,775
TOTAL REITS - HEALTH CARE FACILITIES		89,523,592
REITs - Hotels - 5.5%
Chesapeake Lodging Trust	634,067	14,526,475
Host Hotels & Resorts, Inc.	919,634	16,424,663
Sunstone Hotel Investors, Inc. (a)	786,691	10,179,782
TOTAL REITS - HOTELS		41,130,920
REITs - Industrial Buildings - 16.0%
DuPont Fabros Technology, Inc. (d)	339,200	7,771,072
First Industrial Realty Trust, Inc.	474,839	7,768,366
First Potomac Realty Trust	250,570	3,400,235
Prologis, Inc.	1,197,757	45,945,959
Public Storage	336,694	53,608,419
Terreno Realty Corp.	70,000	1,283,800
TOTAL REITS - INDUSTRIAL BUILDINGS		119,777,851
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - 15.6%
CBL & Associates Properties, Inc.	256,600	$ 5,842,782
General Growth Properties, Inc.	952,900	19,763,146
Simon Property Group, Inc.	570,978	91,390,736
TOTAL REITS - MALLS		116,996,664
REITs - Management/Investment - 2.4%
Coresite Realty Corp.	194,645	6,610,144
Digital Realty Trust, Inc.	20,000	1,105,800
Equity Lifestyle Properties, Inc.	122,400	4,711,176
Retail Properties America, Inc.	367,250	5,174,553
Weyerhaeuser Co.	27,100	769,640
TOTAL REITS - MANAGEMENT/INVESTMENT		18,371,313
REITs - Mobile Home Parks - 0.7%
Sun Communities, Inc.	111,522	5,399,895
REITs - Office Buildings - 17.6%
Alexandria Real Estate Equities, Inc.	304,684	20,870,854
Boston Properties, Inc.	305,549	32,678,466
Cousins Properties, Inc.	1,619,500	16,599,875
Douglas Emmett, Inc.	582,900	14,578,329
Highwoods Properties, Inc. (SBI)	7,143	259,148
Piedmont Office Realty Trust, Inc. Class A	707,000	12,789,630
SL Green Realty Corp.	379,165	34,371,307
TOTAL REITS - OFFICE BUILDINGS		132,147,609
REITs - Shopping Centers - 7.9%
Acadia Realty Trust (SBI)	308,754	7,959,678
Cedar Shopping Centers, Inc.	700,273	3,879,512
Equity One, Inc.	713,095	16,501,018
Excel Trust, Inc.	86,725	1,125,691
Glimcher Realty Trust	1,574,734	17,700,010
Kite Realty Group Trust	672,131	3,878,196
Vornado Realty Trust	95,516	8,100,712
TOTAL REITS - SHOPPING CENTERS		59,144,817
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Storage - 0.2%
Chambers Street Properties (d)	162,347	$ 1,313,387
TOTAL REAL ESTATE INVESTMENT TRUSTS		708,497,307
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Real Estate Operating Companies - 1.0%
Forest City Enterprises, Inc. Class A (a)	448,567	7,858,894
TOTAL COMMON STOCKS (Cost $591,911,652)		736,432,508
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.11% (b)	11,958,331	11,958,331
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,718,825	2,718,825
TOTAL MONEY MARKET FUNDS (Cost $14,677,156)		14,677,156
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $606,588,808)		751,109,664
NET OTHER ASSETS (LIABILITIES) - 0.0%		(291,098)
NET ASSETS - 100%		$ 750,818,566
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,245
Fidelity Securities Lending Cash Central Fund	16,368
Total	$ 49,613
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $2,593,808) - See accompanying schedule: Unaffiliated issuers (cost $591,911,652)	$ 736,432,508
Fidelity Central Funds (cost $14,677,156)	14,677,156
Total Investments (cost $606,588,808)		$ 751,109,664
Receivable for investments sold		10,091,215
Receivable for fund shares sold		1,778,256
Dividends receivable		132,096
Distributions receivable from Fidelity Central Funds		14,076
Other receivables		6,518
Total assets		763,131,825

Liabilities
Payable for investments purchased	$ 5,722,921
Payable for fund shares redeemed	3,099,023
Accrued management fee	355,058
Distribution and service plan fees payable	172,039
Other affiliated payables	195,520
Other payables and accrued expenses	49,873
Collateral on securities loaned, at value	2,718,825
Total liabilities		12,313,259

Net Assets		$ 750,818,566
Net Assets consist of:
Paid in capital		$ 596,225,594
Undistributed net investment income		1,355,965
Accumulated undistributed net realized gain (loss) on investments		8,716,151
Net unrealized appreciation (depreciation) on investments		144,520,856
Net Assets		$ 750,818,566

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($246,323,387 ÷ 11,772,731 shares)	$ 20.92

Maximum offering price per share (100/94.25 of $20.92)	$ 22.20
Class T: Net Asset Value and redemption price per share ($114,717,363 ÷ 5,485,995 shares)	$ 20.91

Maximum offering price per share (100/96.50 of $20.91)	$ 21.67
Class B: Net Asset Value and offering price per share ($8,697,338 ÷ 420,970 shares)A	$ 20.66

Class C: Net Asset Value and offering price per share ($75,461,457 ÷ 3,661,296 shares)A	$ 20.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($305,619,021 ÷ 14,502,601 shares)	$ 21.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 15,760,117
Income from Fidelity Central Funds		49,613
Total income		15,809,730

Expenses
Management fee	$ 3,945,202
Transfer agent fees	2,002,916
Distribution and service plan fees	1,808,991
Accounting and security lending fees	253,054
Custodian fees and expenses	41,817
Independent trustees' compensation	5,017
Registration fees	107,682
Audit	50,732
Legal	2,051
Interest	784
Miscellaneous	6,244
Total expenses before reductions	8,224,490
Expense reductions	(62,649)	8,161,841
Net investment income (loss)		7,647,889
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		29,947,480
Change in net unrealized appreciation (depreciation) on investment securities		6,004,617
Net gain (loss)		35,952,097
Net increase (decrease) in net assets resulting from operations		$ 43,599,986

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,647,889	$ 5,003,577
Net realized gain (loss)	29,947,480	(3,803,276)
Change in net unrealized appreciation (depreciation)	6,004,617	70,218,055
Net increase (decrease) in net assets resulting from operations	43,599,986	71,418,356
Distributions to shareholders from net investment income	(7,604,308)	(3,900,509)
Distributions to shareholders from net realized gain	(5,306,125)	(12,354,208)
Total distributions	(12,910,433)	(16,254,717)
Share transactions - net increase (decrease)	86,239,926	89,359,376
Total increase (decrease) in net assets	116,929,479	144,523,015

Net Assets
Beginning of period	633,889,087	489,366,072
End of period (including undistributed net investment income of $1,355,965 and undistributed net investment income of $1,437,270, respectively)	$ 750,818,566	$ 633,889,087

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.83	$ 18.24	$ 14.88	$ 9.41	$ 16.39
Income from Investment Operations
Net investment income (loss) C	.22	.17	.12	.19	.27
Net realized and unrealized gain (loss)	1.27	2.02	3.37	5.46	(6.86)
Total from investment operations	1.49	2.19	3.49	5.65	(6.59)
Distributions from net investment income	(.23)	(.13)	(.13)	(.18)	(.36)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)
Total distributions	(.40)	(.60)	(.13)	(.18)	(.39)
Net asset value, end of period	$ 20.92	$ 19.83	$ 18.24	$ 14.88	$ 9.41
Total ReturnA,B	7.66%	12.81%	23.63%	60.38%	(40.19)%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.17%	1.19%	1.19%	1.23%	1.27%
Expenses net of fee waivers, if any	1.17%	1.19%	1.19%	1.23%	1.25%
Expenses net of all reductions	1.16%	1.18%	1.18%	1.22%	1.25%
Net investment income (loss)	1.06%	.98%	.69%	1.45%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 246,323	$ 199,303	$ 178,978	$ 117,929	$ 62,422
Portfolio turnover rateE	63%	48%	63%	60%	98%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.82	$ 18.24	$ 14.90	$ 9.42	$ 16.40
Income from Investment Operations
Net investment income (loss)C	.17	.13	.07	.15	.25
Net realized and unrealized gain (loss)	1.28	2.02	3.38	5.47	(6.87)
Total from investment operations	1.45	2.15	3.45	5.62	(6.62)
Distributions from net investment income	(.19)	(.10)	(.11)	(.14)	(.33)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)
Total distributions	(.36)	(.57)	(.11)	(.14)	(.36)
Net asset value, end of period	$ 20.91	$ 19.82	$ 18.24	$ 14.90	$ 9.42
Total ReturnA,B	7.43%	12.52%	23.28%	60.02%	(40.33)%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.38%	1.43%	1.44%	1.49%	1.54%
Expenses net of fee waivers, if any	1.38%	1.43%	1.44%	1.49%	1.50%
Expenses net of all reductions	1.38%	1.43%	1.44%	1.48%	1.50%
Net investment income (loss)	.85%	.73%	.43%	1.19%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,717	$ 86,987	$ 76,785	$ 59,529	$ 40,276
Portfolio turnover rateE	63%	48%	63%	60%	98%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.59	$ 18.05	$ 14.77	$ 9.35	$ 16.26
Income from Investment Operations
Net investment income (loss)C	.06	.04	(.01)	.09	.20
Net realized and unrealized gain (loss)	1.26	2.00	3.35	5.42	(6.81)
Total from investment operations	1.32	2.04	3.34	5.51	(6.61)
Distributions from net investment income	(.08)	(.03)	(.06)	(.09)	(.27)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)
Total distributions	(.25)	(.50)	(.06)	(.09)	(.30)
Net asset value, end of period	$ 20.66	$ 19.59	$ 18.05	$ 14.77	$ 9.35
Total ReturnA,B	6.84%	11.99%	22.69%	59.14%	(40.60)%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.92%	1.93%	1.94%	1.98%	2.04%
Expenses net of fee waivers, if any	1.92%	1.93%	1.94%	1.98%	2.00%
Expenses net of all reductions	1.91%	1.93%	1.93%	1.97%	2.00%
Net investment income (loss)	.31%	.23%	(.07)%	.70%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,697	$ 9,481	$ 11,542	$ 12,078	$ 7,933
Portfolio turnover rateE	63%	48%	63%	60%	98%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.55	$ 18.03	$ 14.76	$ 9.34	$ 16.26
Income from Investment Operations
Net investment income (loss)C	.07	.04	(.01)	.09	.19
Net realized and unrealized gain (loss)	1.26	1.98	3.35	5.43	(6.81)
Total from investment operations	1.33	2.02	3.34	5.52	(6.62)
Distributions from net investment income	(.10)	(.03)	(.07)	(.10)	(.27)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)
Total distributions	(.27)	(.50)	(.07)	(.10)	(.30)
Net asset value, end of period	$ 20.61	$ 19.55	$ 18.03	$ 14.76	$ 9.34
Total ReturnA,B	6.89%	11.92%	22.69%	59.28%	(40.64)%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.90%	1.93%	1.94%	1.98%	2.01%
Expenses net of fee waivers, if any	1.90%	1.93%	1.94%	1.98%	2.00%
Expenses net of all reductions	1.89%	1.93%	1.93%	1.97%	2.00%
Net investment income (loss)	.33%	.23%	(.07)%	.71%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,461	$ 55,064	$ 47,406	$ 31,204	$ 13,226
Portfolio turnover rateE	63%	48%	63%	60%	98%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.97	$ 18.36	$ 14.96	$ 9.46	$ 16.47
Income from Investment Operations
Net investment income (loss)B	.28	.22	.16	.23	.30
Net realized and unrealized gain (loss)	1.27	2.03	3.39	5.47	(6.90)
Total from investment operations	1.55	2.25	3.55	5.70	(6.60)
Distributions from net investment income	(.28)	(.17)	(.15)	(.20)	(.38)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)
Total distributions	(.45)	(.64)	(.15)	(.20)	(.41)
Net asset value, end of period	$ 21.07	$ 19.97	$ 18.36	$ 14.96	$ 9.46
Total ReturnA	7.92%	13.12%	23.92%	60.75%	(40.03)%
Ratios to Average Net AssetsC,E
Expenses before reductions	.90%	.93%	.93%	.97%	1.01%
Expenses net of fee waivers, if any	.90%	.93%	.93%	.97%	1.00%
Expenses net of all reductions	.89%	.93%	.92%	.96%	1.00%
Net investment income (loss)	1.33%	1.23%	.94%	1.71%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 305,619	$ 283,054	$ 174,655	$ 167,699	$ 55,177
Portfolio turnover rateD	63%	48%	63%	60%	98%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 146,749,070
Gross unrealized depreciation	(6,335,610)
Net unrealized appreciation (depreciation) on securities and other investments	$ 140,413,460
Tax Cost	$ 610,696,204

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,355,965
Undistributed long-term capital gain	$ 12,823,548
Net unrealized appreciation (depreciation)	$ 140,413,460

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 7,604,308	$ 3,900,509
Long-term Capital Gains	5,306,125	12,354,208
Total	$ 12,910,433	$ 16,254,717

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $525,007,892 and $431,905,395, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 561,697	$ 15,789
Class T	.25%	.25%	499,754	3,800
Class B	.75%	.25%	90,614	68,728
Class C	.75%	.25%	656,926	143,805
			$ 1,808,991	$ 232,122

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 99,757
Class T	17,289
Class B*	7,400
Class C*	8,028
$ 132,474

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 665,085.30
Class T	264,061.26
Class B	27,272.30
Class C	181,508.28
Institutional Class	864,990.28
	$ 2,002,916

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,084 for the period.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,528,000.36%		$ 784

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,625 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers

Annual Report

7. Security Lending - continued

and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16,368. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $62,617 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $32.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ 2,470,657	$ 1,233,446
Class T	882,131	395,519
Class B	35,157	17,337
Class C	295,037	91,538
Institutional Class	3,921,326	2,162,669
Total	$ 7,604,308	$ 3,900,509
From net realized gain
Class A	$ 1,782,636	$ 4,374,052
Class T	780,775	1,941,846
Class B	76,216	284,191
Class C	516,924	1,220,926
Institutional Class	2,149,574	4,533,193
Total	$ 5,306,125	$ 12,354,208

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	5,439,337	4,390,323	$ 112,236,960	$ 77,870,328
Reinvestment of distributions	203,180	330,295	3,981,426	5,307,780
Shares redeemed	(3,918,883)	(4,481,644)	(80,333,991)	(76,348,944)
Net increase (decrease)	1,723,634	238,974	$ 35,884,395	$ 6,829,164
Class T
Shares sold	2,359,748	1,486,467	$ 48,593,378	$ 26,569,039
Reinvestment of distributions	82,685	143,406	1,616,132	2,295,629
Shares redeemed	(1,344,901)	(1,450,832)	(27,286,441)	(25,262,634)
Net increase (decrease)	1,097,532	179,041	$ 22,923,069	$ 3,602,034
Class B
Shares sold	112,710	71,396	$ 2,287,362	$ 1,224,427
Reinvestment of distributions	5,188	17,389	98,861	272,976
Shares redeemed	(180,971)	(244,068)	(3,674,862)	(4,157,648)
Net increase (decrease)	(63,073)	(155,283)	$ (1,288,639)	$ (2,660,245)
Class C
Shares sold	1,545,715	701,378	$ 31,572,252	$ 12,249,173
Reinvestment of distributions	39,180	76,897	747,349	1,206,065
Shares redeemed	(739,815)	(591,840)	(14,971,358)	(10,136,308)
Net increase (decrease)	845,080	186,435	$ 17,348,243	$ 3,318,930
Institutional Class
Shares sold	10,230,645	7,861,392	$ 215,528,191	$ 135,053,241
Reinvestment of distributions	177,841	250,120	3,543,243	4,059,507
Shares redeemed	(10,081,938)	(3,446,764)	(207,698,576)	(60,843,255)
Net increase (decrease)	326,548	4,664,748	$ 11,372,858	$ 78,269,493

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VII and Shareholders of Fidelity Advisor Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Real Estate Fund (the Fund), a fund of Fidelity Advisor Series VII, including the schedule of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Real Estate Fund as of July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 16, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos each oversees 230 Fidelity funds. David A. Rosow, Garnett A. Smith, and Michael E. Wiley each oversees 64 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Ronald P. O'Hanley is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through SelectCo, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2013

Mr. O'Hanley is Trustee and Chairman of the Board of Trustees of certain funds. Mr. O'Hanley also serves as a Trustee of other Fidelity funds (2011-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, his affiliation with the trust or various entities under common control with SelectCo.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Ned C. Lautenbach (1944)

Year of Election or Appointment: 2013

Mr. Lautenbach serves as Chairman of the Independent Trustees of other Fidelity funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

David A. Rosow (1942)

Year of Election or Appointment: 2013

Mr. Rosow is Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida. Mr. Rosow served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present). Mr. Smith served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2013

Mr. Stavropoulos serves as Vice Chairman of the Independent Trustees of other Fidelity funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Michael E. Wiley (1950)

Year of Election or Appointment: 2013

Mr. Wiley serves as Chairman of the Independent Trustees of Fidelity's Sector Portfolios (2013-present). Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Sector Portfolios. Mr. Robins also serves as President and Treasurer (2008-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Sector Portfolios. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Christopher S. Bartel (1971)

Year of Election or Appointment: 2009

Vice President of Fidelity's Sector and Real Estate Equity Funds. Mr. Bartel also serves as a Director, President, and Chief Executive Officer of Fidelity Management & Research (Japan) Inc. (2012-present), a Director of Fidelity Management & Research (Hong Kong) (2012-present), and Senior Vice President of Global Equity Research (2010-present). Previously, Mr. Bartel served as Senior Vice President of Equity Research (2009-2010), Managing Director of Research (2006-2009), and an analyst and portfolio manager (2000-2006).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Sector Portfolios. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Sector Portfolios. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Sector Portfolios. Mr. Deberghes also serves as Vice President (2011-present), Deputy Treasurer (2008-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Sector Portfolios. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Sector Portfolios. Ms. Smith also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Sector Portfolios. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Real Estate Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	09/09/13	09/06/13	$0.057	$0.378
Class T	09/09/13	09/06/13	$0.047	$0.378
Class B	09/09/13	09/06/13	$0.016	$0.378
Class C	09/09/13	09/06/13	$0.019	$0.378

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2013, $19,890,238, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Advisor Real Estate Fund's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	2,198,660,066.13	95.750
Withheld	97,591,697.03	4.250
TOTAL	2,296,251,763.16	100.000
Ronald P. O'Hanley
Affirmative	2,202,691,976.72	95.926
Withheld	93,559,786.44	4.074
TOTAL	2,296,251,763.16	100.000
David A. Rosow
Affirmative	2,198,765,612.76	95.755
Withheld	97,486,150.40	4.245
TOTAL	2,296,251,763.16	100.000
Garnett A. Smith
Affirmative	2,201,945,782.92	95.894
Withheld	94,305,980.24	4.106
TOTAL	2,296,251,763.16	100.000
William S. Stavropoulos
Affirmative	2,196,127,224.90	95.640
Withheld	100,124,538.26	4.360
TOTAL	2,296,251,763.16	100.000
Michael E. Wiley
Affirmative	2,201,986,460.61	95.895
Withheld	94,265,302.55	4.105
TOTAL	2,296,251,763.16	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	317,284,411.56	74.301
Against	11,210,904.77	2.626
Abstain	21,999,154.19	5.151
Broker Non-Votes	76,533,745.65	17.922
TOTAL	427,028,216.17	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARE-UANN-0913
1.789707.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate
Fund - Institutional Class

Annual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class	7.92%	7.84%	11.17%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Real Estate Fund - Institutional Class on July 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

31,000
25,000
20,000
15,000
10,000
9,000
$7,600
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

$28,842 Fidelity Advisor® Real Estate Fund – Inst CL

$20,886 S&P 500® Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Samuel Wald, Portfolio Manager of Fidelity Advisor® Real Estate Fund: For the year, the fund's Institutional Class gained 7.92%, versus 6.53% for the benchmark Dow Jones U.S. Select Real Estate Securities IndexSM and 25.00% for the S&P 500®. REITs trended upward until May, when higher interest rates began weighing heavily on the market. My investment approach seeks to generate repeatable outperformance over time via individual security selection, as opposed to through sector allocation or market timing. Relative to the Dow Jones index, one notable source of strength was the fund's position in senior housing operators - such as Brookdale Senior Living, Sunrise Senior Living and Emeritus, all of which were out-of-benchmark names - whose valuation and appreciation potential struck me as more attractive than those offered by health care REITs. I added to the fund's Brookdale position during the period and maintained my Emeritus stake, while I sold Sunrise in August. In contrast, the fund's biggest individual detractor was Education Realty Trust, an operator of student housing facilities that was hampered this period by poor industry supply/demand trends. A sizable underweighting in retail strip center REIT Kimco Realty - no longer held at period end - also limited results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.15%
Actual		$ 1,000.00	$ 1,028.40	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76
Class T	1.36%
Actual		$ 1,000.00	$ 1,027.50	$ 6.84
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class B	1.91%
Actual		$ 1,000.00	$ 1,024.70	$ 9.59
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.54
Class C	1.88%
Actual		$ 1,000.00	$ 1,025.00	$ 9.44
HypotheticalA		$ 1,000.00	$ 1,015.47	$ 9.39
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,029.80	$ 4.43
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	12.2	12.0
Public Storage	7.2	7.8
Ventas, Inc.	6.8	7.6
Prologis, Inc.	6.1	6.8
SL Green Realty Corp.	4.6	4.1
Boston Properties, Inc.	4.4	3.5
Camden Property Trust (SBI)	3.8	4.1
Essex Property Trust, Inc.	3.5	3.3
HCP, Inc.	2.9	3.6
Alexandria Real Estate Equities, Inc.	2.8	1.1
	54.3
Top Five REIT Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	17.6	14.4
REITs - Apartments	16.6	16.9
REITs - Industrial Buildings	16.0	16.3
REITs - Malls	15.6	16.7
REITs - Health Care Facilities	11.9	13.2
Asset Allocation (% of fund's net assets)
As of July 31, 2013	As of January 31, 2013
Stocks 98.1%	Stocks 96.7%
Short-Term Investments and Net Other Assets (Liabilities) 1.9%	Short-Term Investments and Net Other Assets (Liabilities) 3.3%

Annual Report

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.7%
Health Care Facilities - 2.7%
Brookdale Senior Living, Inc. (a)	377,685	$ 10,998,187
Emeritus Corp. (a)	391,467	9,078,120
TOTAL HEALTH CARE FACILITIES		20,076,307
REAL ESTATE INVESTMENT TRUSTS - 94.4%
REITs - Apartments - 16.6%
AvalonBay Communities, Inc.	122,482	16,576,714
Camden Property Trust (SBI)	398,774	28,129,518
Education Realty Trust, Inc.	1,175,076	11,080,967
Equity Residential (SBI)	295,309	16,537,304
Essex Property Trust, Inc.	164,303	26,500,431
Home Properties, Inc.	297,470	18,981,561
Mid-America Apartment Communities, Inc.	101,921	6,884,764
TOTAL REITS - APARTMENTS		124,691,259
REITs - Health Care Facilities - 11.9%
HCP, Inc.	499,695	21,921,620
Health Care REIT, Inc.	260,369	16,791,197
Ventas, Inc.	772,905	50,810,775
TOTAL REITS - HEALTH CARE FACILITIES		89,523,592
REITs - Hotels - 5.5%
Chesapeake Lodging Trust	634,067	14,526,475
Host Hotels & Resorts, Inc.	919,634	16,424,663
Sunstone Hotel Investors, Inc. (a)	786,691	10,179,782
TOTAL REITS - HOTELS		41,130,920
REITs - Industrial Buildings - 16.0%
DuPont Fabros Technology, Inc. (d)	339,200	7,771,072
First Industrial Realty Trust, Inc.	474,839	7,768,366
First Potomac Realty Trust	250,570	3,400,235
Prologis, Inc.	1,197,757	45,945,959
Public Storage	336,694	53,608,419
Terreno Realty Corp.	70,000	1,283,800
TOTAL REITS - INDUSTRIAL BUILDINGS		119,777,851
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - 15.6%
CBL & Associates Properties, Inc.	256,600	$ 5,842,782
General Growth Properties, Inc.	952,900	19,763,146
Simon Property Group, Inc.	570,978	91,390,736
TOTAL REITS - MALLS		116,996,664
REITs - Management/Investment - 2.4%
Coresite Realty Corp.	194,645	6,610,144
Digital Realty Trust, Inc.	20,000	1,105,800
Equity Lifestyle Properties, Inc.	122,400	4,711,176
Retail Properties America, Inc.	367,250	5,174,553
Weyerhaeuser Co.	27,100	769,640
TOTAL REITS - MANAGEMENT/INVESTMENT		18,371,313
REITs - Mobile Home Parks - 0.7%
Sun Communities, Inc.	111,522	5,399,895
REITs - Office Buildings - 17.6%
Alexandria Real Estate Equities, Inc.	304,684	20,870,854
Boston Properties, Inc.	305,549	32,678,466
Cousins Properties, Inc.	1,619,500	16,599,875
Douglas Emmett, Inc.	582,900	14,578,329
Highwoods Properties, Inc. (SBI)	7,143	259,148
Piedmont Office Realty Trust, Inc. Class A	707,000	12,789,630
SL Green Realty Corp.	379,165	34,371,307
TOTAL REITS - OFFICE BUILDINGS		132,147,609
REITs - Shopping Centers - 7.9%
Acadia Realty Trust (SBI)	308,754	7,959,678
Cedar Shopping Centers, Inc.	700,273	3,879,512
Equity One, Inc.	713,095	16,501,018
Excel Trust, Inc.	86,725	1,125,691
Glimcher Realty Trust	1,574,734	17,700,010
Kite Realty Group Trust	672,131	3,878,196
Vornado Realty Trust	95,516	8,100,712
TOTAL REITS - SHOPPING CENTERS		59,144,817
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Storage - 0.2%
Chambers Street Properties (d)	162,347	$ 1,313,387
TOTAL REAL ESTATE INVESTMENT TRUSTS		708,497,307
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Real Estate Operating Companies - 1.0%
Forest City Enterprises, Inc. Class A (a)	448,567	7,858,894
TOTAL COMMON STOCKS (Cost $591,911,652)		736,432,508
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.11% (b)	11,958,331	11,958,331
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,718,825	2,718,825
TOTAL MONEY MARKET FUNDS (Cost $14,677,156)		14,677,156
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $606,588,808)		751,109,664
NET OTHER ASSETS (LIABILITIES) - 0.0%		(291,098)
NET ASSETS - 100%		$ 750,818,566
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,245
Fidelity Securities Lending Cash Central Fund	16,368
Total	$ 49,613
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $2,593,808) - See accompanying schedule: Unaffiliated issuers (cost $591,911,652)	$ 736,432,508
Fidelity Central Funds (cost $14,677,156)	14,677,156
Total Investments (cost $606,588,808)		$ 751,109,664
Receivable for investments sold		10,091,215
Receivable for fund shares sold		1,778,256
Dividends receivable		132,096
Distributions receivable from Fidelity Central Funds		14,076
Other receivables		6,518
Total assets		763,131,825

Liabilities
Payable for investments purchased	$ 5,722,921
Payable for fund shares redeemed	3,099,023
Accrued management fee	355,058
Distribution and service plan fees payable	172,039
Other affiliated payables	195,520
Other payables and accrued expenses	49,873
Collateral on securities loaned, at value	2,718,825
Total liabilities		12,313,259

Net Assets		$ 750,818,566
Net Assets consist of:
Paid in capital		$ 596,225,594
Undistributed net investment income		1,355,965
Accumulated undistributed net realized gain (loss) on investments		8,716,151
Net unrealized appreciation (depreciation) on investments		144,520,856
Net Assets		$ 750,818,566

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($246,323,387 ÷ 11,772,731 shares)	$ 20.92

Maximum offering price per share (100/94.25 of $20.92)	$ 22.20
Class T: Net Asset Value and redemption price per share ($114,717,363 ÷ 5,485,995 shares)	$ 20.91

Maximum offering price per share (100/96.50 of $20.91)	$ 21.67
Class B: Net Asset Value and offering price per share ($8,697,338 ÷ 420,970 shares)A	$ 20.66

Class C: Net Asset Value and offering price per share ($75,461,457 ÷ 3,661,296 shares)A	$ 20.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($305,619,021 ÷ 14,502,601 shares)	$ 21.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 15,760,117
Income from Fidelity Central Funds		49,613
Total income		15,809,730

Expenses
Management fee	$ 3,945,202
Transfer agent fees	2,002,916
Distribution and service plan fees	1,808,991
Accounting and security lending fees	253,054
Custodian fees and expenses	41,817
Independent trustees' compensation	5,017
Registration fees	107,682
Audit	50,732
Legal	2,051
Interest	784
Miscellaneous	6,244
Total expenses before reductions	8,224,490
Expense reductions	(62,649)	8,161,841
Net investment income (loss)		7,647,889
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		29,947,480
Change in net unrealized appreciation (depreciation) on investment securities		6,004,617
Net gain (loss)		35,952,097
Net increase (decrease) in net assets resulting from operations		$ 43,599,986

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,647,889	$ 5,003,577
Net realized gain (loss)	29,947,480	(3,803,276)
Change in net unrealized appreciation (depreciation)	6,004,617	70,218,055
Net increase (decrease) in net assets resulting from operations	43,599,986	71,418,356
Distributions to shareholders from net investment income	(7,604,308)	(3,900,509)
Distributions to shareholders from net realized gain	(5,306,125)	(12,354,208)
Total distributions	(12,910,433)	(16,254,717)
Share transactions - net increase (decrease)	86,239,926	89,359,376
Total increase (decrease) in net assets	116,929,479	144,523,015

Net Assets
Beginning of period	633,889,087	489,366,072
End of period (including undistributed net investment income of $1,355,965 and undistributed net investment income of $1,437,270, respectively)	$ 750,818,566	$ 633,889,087

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.83	$ 18.24	$ 14.88	$ 9.41	$ 16.39
Income from Investment Operations
Net investment income (loss) C	.22	.17	.12	.19	.27
Net realized and unrealized gain (loss)	1.27	2.02	3.37	5.46	(6.86)
Total from investment operations	1.49	2.19	3.49	5.65	(6.59)
Distributions from net investment income	(.23)	(.13)	(.13)	(.18)	(.36)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)
Total distributions	(.40)	(.60)	(.13)	(.18)	(.39)
Net asset value, end of period	$ 20.92	$ 19.83	$ 18.24	$ 14.88	$ 9.41
Total ReturnA,B	7.66%	12.81%	23.63%	60.38%	(40.19)%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.17%	1.19%	1.19%	1.23%	1.27%
Expenses net of fee waivers, if any	1.17%	1.19%	1.19%	1.23%	1.25%
Expenses net of all reductions	1.16%	1.18%	1.18%	1.22%	1.25%
Net investment income (loss)	1.06%	.98%	.69%	1.45%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 246,323	$ 199,303	$ 178,978	$ 117,929	$ 62,422
Portfolio turnover rateE	63%	48%	63%	60%	98%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.82	$ 18.24	$ 14.90	$ 9.42	$ 16.40
Income from Investment Operations
Net investment income (loss)C	.17	.13	.07	.15	.25
Net realized and unrealized gain (loss)	1.28	2.02	3.38	5.47	(6.87)
Total from investment operations	1.45	2.15	3.45	5.62	(6.62)
Distributions from net investment income	(.19)	(.10)	(.11)	(.14)	(.33)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)
Total distributions	(.36)	(.57)	(.11)	(.14)	(.36)
Net asset value, end of period	$ 20.91	$ 19.82	$ 18.24	$ 14.90	$ 9.42
Total ReturnA,B	7.43%	12.52%	23.28%	60.02%	(40.33)%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.38%	1.43%	1.44%	1.49%	1.54%
Expenses net of fee waivers, if any	1.38%	1.43%	1.44%	1.49%	1.50%
Expenses net of all reductions	1.38%	1.43%	1.44%	1.48%	1.50%
Net investment income (loss)	.85%	.73%	.43%	1.19%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,717	$ 86,987	$ 76,785	$ 59,529	$ 40,276
Portfolio turnover rateE	63%	48%	63%	60%	98%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.59	$ 18.05	$ 14.77	$ 9.35	$ 16.26
Income from Investment Operations
Net investment income (loss)C	.06	.04	(.01)	.09	.20
Net realized and unrealized gain (loss)	1.26	2.00	3.35	5.42	(6.81)
Total from investment operations	1.32	2.04	3.34	5.51	(6.61)
Distributions from net investment income	(.08)	(.03)	(.06)	(.09)	(.27)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)
Total distributions	(.25)	(.50)	(.06)	(.09)	(.30)
Net asset value, end of period	$ 20.66	$ 19.59	$ 18.05	$ 14.77	$ 9.35
Total ReturnA,B	6.84%	11.99%	22.69%	59.14%	(40.60)%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.92%	1.93%	1.94%	1.98%	2.04%
Expenses net of fee waivers, if any	1.92%	1.93%	1.94%	1.98%	2.00%
Expenses net of all reductions	1.91%	1.93%	1.93%	1.97%	2.00%
Net investment income (loss)	.31%	.23%	(.07)%	.70%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,697	$ 9,481	$ 11,542	$ 12,078	$ 7,933
Portfolio turnover rateE	63%	48%	63%	60%	98%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.55	$ 18.03	$ 14.76	$ 9.34	$ 16.26
Income from Investment Operations
Net investment income (loss)C	.07	.04	(.01)	.09	.19
Net realized and unrealized gain (loss)	1.26	1.98	3.35	5.43	(6.81)
Total from investment operations	1.33	2.02	3.34	5.52	(6.62)
Distributions from net investment income	(.10)	(.03)	(.07)	(.10)	(.27)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)
Total distributions	(.27)	(.50)	(.07)	(.10)	(.30)
Net asset value, end of period	$ 20.61	$ 19.55	$ 18.03	$ 14.76	$ 9.34
Total ReturnA,B	6.89%	11.92%	22.69%	59.28%	(40.64)%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.90%	1.93%	1.94%	1.98%	2.01%
Expenses net of fee waivers, if any	1.90%	1.93%	1.94%	1.98%	2.00%
Expenses net of all reductions	1.89%	1.93%	1.93%	1.97%	2.00%
Net investment income (loss)	.33%	.23%	(.07)%	.71%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,461	$ 55,064	$ 47,406	$ 31,204	$ 13,226
Portfolio turnover rateE	63%	48%	63%	60%	98%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.97	$ 18.36	$ 14.96	$ 9.46	$ 16.47
Income from Investment Operations
Net investment income (loss)B	.28	.22	.16	.23	.30
Net realized and unrealized gain (loss)	1.27	2.03	3.39	5.47	(6.90)
Total from investment operations	1.55	2.25	3.55	5.70	(6.60)
Distributions from net investment income	(.28)	(.17)	(.15)	(.20)	(.38)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)
Total distributions	(.45)	(.64)	(.15)	(.20)	(.41)
Net asset value, end of period	$ 21.07	$ 19.97	$ 18.36	$ 14.96	$ 9.46
Total ReturnA	7.92%	13.12%	23.92%	60.75%	(40.03)%
Ratios to Average Net AssetsC,E
Expenses before reductions	.90%	.93%	.93%	.97%	1.01%
Expenses net of fee waivers, if any	.90%	.93%	.93%	.97%	1.00%
Expenses net of all reductions	.89%	.93%	.92%	.96%	1.00%
Net investment income (loss)	1.33%	1.23%	.94%	1.71%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 305,619	$ 283,054	$ 174,655	$ 167,699	$ 55,177
Portfolio turnover rateD	63%	48%	63%	60%	98%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 146,749,070
Gross unrealized depreciation	(6,335,610)
Net unrealized appreciation (depreciation) on securities and other investments	$ 140,413,460
Tax Cost	$ 610,696,204

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,355,965
Undistributed long-term capital gain	$ 12,823,548
Net unrealized appreciation (depreciation)	$ 140,413,460

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 7,604,308	$ 3,900,509
Long-term Capital Gains	5,306,125	12,354,208
Total	$ 12,910,433	$ 16,254,717

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $525,007,892 and $431,905,395, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 561,697	$ 15,789
Class T	.25%	.25%	499,754	3,800
Class B	.75%	.25%	90,614	68,728
Class C	.75%	.25%	656,926	143,805
			$ 1,808,991	$ 232,122

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 99,757
Class T	17,289
Class B*	7,400
Class C*	8,028
$ 132,474

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 665,085.30
Class T	264,061.26
Class B	27,272.30
Class C	181,508.28
Institutional Class	864,990.28
	$ 2,002,916

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,084 for the period.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,528,000.36%		$ 784

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,625 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers

Annual Report

Notes to Financial Statements - continued

7. Security Lending - continued

and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16,368. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $62,617 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $32.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ 2,470,657	$ 1,233,446
Class T	882,131	395,519
Class B	35,157	17,337
Class C	295,037	91,538
Institutional Class	3,921,326	2,162,669
Total	$ 7,604,308	$ 3,900,509
From net realized gain
Class A	$ 1,782,636	$ 4,374,052
Class T	780,775	1,941,846
Class B	76,216	284,191
Class C	516,924	1,220,926
Institutional Class	2,149,574	4,533,193
Total	$ 5,306,125	$ 12,354,208

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	5,439,337	4,390,323	$ 112,236,960	$ 77,870,328
Reinvestment of distributions	203,180	330,295	3,981,426	5,307,780
Shares redeemed	(3,918,883)	(4,481,644)	(80,333,991)	(76,348,944)
Net increase (decrease)	1,723,634	238,974	$ 35,884,395	$ 6,829,164
Class T
Shares sold	2,359,748	1,486,467	$ 48,593,378	$ 26,569,039
Reinvestment of distributions	82,685	143,406	1,616,132	2,295,629
Shares redeemed	(1,344,901)	(1,450,832)	(27,286,441)	(25,262,634)
Net increase (decrease)	1,097,532	179,041	$ 22,923,069	$ 3,602,034
Class B
Shares sold	112,710	71,396	$ 2,287,362	$ 1,224,427
Reinvestment of distributions	5,188	17,389	98,861	272,976
Shares redeemed	(180,971)	(244,068)	(3,674,862)	(4,157,648)
Net increase (decrease)	(63,073)	(155,283)	$ (1,288,639)	$ (2,660,245)
Class C
Shares sold	1,545,715	701,378	$ 31,572,252	$ 12,249,173
Reinvestment of distributions	39,180	76,897	747,349	1,206,065
Shares redeemed	(739,815)	(591,840)	(14,971,358)	(10,136,308)
Net increase (decrease)	845,080	186,435	$ 17,348,243	$ 3,318,930
Institutional Class
Shares sold	10,230,645	7,861,392	$ 215,528,191	$ 135,053,241
Reinvestment of distributions	177,841	250,120	3,543,243	4,059,507
Shares redeemed	(10,081,938)	(3,446,764)	(207,698,576)	(60,843,255)
Net increase (decrease)	326,548	4,664,748	$ 11,372,858	$ 78,269,493

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VII and Shareholders of Fidelity Advisor Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Real Estate Fund (the Fund), a fund of Fidelity Advisor Series VII, including the schedule of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Real Estate Fund as of July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 16, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos each oversees 230 Fidelity funds. David A. Rosow, Garnett A. Smith, and Michael E. Wiley each oversees 64 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Ronald P. O'Hanley is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through SelectCo, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2013

Mr. O'Hanley is Trustee and Chairman of the Board of Trustees of certain funds. Mr. O'Hanley also serves as a Trustee of other Fidelity funds (2011-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, his affiliation with the trust or various entities under common control with SelectCo.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Ned C. Lautenbach (1944)

Year of Election or Appointment: 2013

Mr. Lautenbach serves as Chairman of the Independent Trustees of other Fidelity funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

David A. Rosow (1942)

Year of Election or Appointment: 2013

Mr. Rosow is Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida. Mr. Rosow served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present). Mr. Smith served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2013

Mr. Stavropoulos serves as Vice Chairman of the Independent Trustees of other Fidelity funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Michael E. Wiley (1950)

Year of Election or Appointment: 2013

Mr. Wiley serves as Chairman of the Independent Trustees of Fidelity's Sector Portfolios (2013-present). Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Sector Portfolios. Mr. Robins also serves as President and Treasurer (2008-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Sector Portfolios. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Christopher S. Bartel (1971)

Year of Election or Appointment: 2009

Vice President of Fidelity's Sector and Real Estate Equity Funds. Mr. Bartel also serves as a Director, President, and Chief Executive Officer of Fidelity Management & Research (Japan) Inc. (2012-present), a Director of Fidelity Management & Research (Hong Kong) (2012-present), and Senior Vice President of Global Equity Research (2010-present). Previously, Mr. Bartel served as Senior Vice President of Equity Research (2009-2010), Managing Director of Research (2006-2009), and an analyst and portfolio manager (2000-2006).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Sector Portfolios. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Sector Portfolios. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Sector Portfolios. Mr. Deberghes also serves as Vice President (2011-present), Deputy Treasurer (2008-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Sector Portfolios. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Sector Portfolios. Ms. Smith also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Sector Portfolios. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Real Estate Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	09/09/13	09/06/13	$0.070	$0.378

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2013, $19,890,238, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Advisor Real Estate Fund's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	2,198,660,066.13	95.750
Withheld	97,591,697.03	4.250
TOTAL	2,296,251,763.16	100.000
Ronald P. O'Hanley
Affirmative	2,202,691,976.72	95.926
Withheld	93,559,786.44	4.074
TOTAL	2,296,251,763.16	100.000
David A. Rosow
Affirmative	2,198,765,612.76	95.755
Withheld	97,486,150.40	4.245
TOTAL	2,296,251,763.16	100.000
Garnett A. Smith
Affirmative	2,201,945,782.92	95.894
Withheld	94,305,980.24	4.106
TOTAL	2,296,251,763.16	100.000
William S. Stavropoulos
Affirmative	2,196,127,224.90	95.640
Withheld	100,124,538.26	4.360
TOTAL	2,296,251,763.16	100.000
Michael E. Wiley
Affirmative	2,201,986,460.61	95.895
Withheld	94,265,302.55	4.105
TOTAL	2,296,251,763.16	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	317,284,411.56	74.301
Against	11,210,904.77	2.626
Abstain	21,999,154.19	5.151
Broker Non-Votes	76,533,745.65	17.922
TOTAL	427,028,216.17	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AREI-UANN-0913
1.789708.110

Fidelity Advisor

Focus Funds®

Class A, Class T, Class B and Class C

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Electronics Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

Annual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Fidelity Advisor® Biotechnology Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Communications Equipment Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Consumer Discretionary Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Electronics Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Energy Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Financial Services Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Health Care Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Industrials Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Technology Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Utilities Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Advisor® Biotechnology Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	46.03%	17.13%	12.02%
Class T (incl. 3.50% sales charge)	49.10%	17.35%	11.98%
Class B (incl. contingent deferred sales charge) A	48.76%	17.42%	12.08%
Class C (incl. contingent deferred sales charge) B	52.71%	17.64%	11.84%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Biotechnology Fund - Class A on July 31, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Advisor Biotechnology Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Rajiv Kaul, Portfolio Manager of Fidelity Advisor® Biotechnology Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 54.94%, 54.50%, 53.76% and 53.71%, respectively (excluding sales charges), slightly trailing the 55.75% advance of the MSCI® U.S. IMI Biotechnology 25-50 Index but more than doubling the gain of the S&P 500®. Biotech was one of the stock market's best-performing industry groups, as investors favored companies with earnings growth that was less dependent on the broader economy, which featured subdued growth during the period. I believe biotechnology is an area where intensive research tends to yield particularly favorable results. My team and I look at a company's product pipeline relative to consensus estimates, the size of the potential market for various medicines and a stock's valuation in the context of the underlying company's growth opportunities. I also spend a lot of time in meetings with corporate executives, doctors, scientists, customers and competitors to get an accurate read on the prospects for any given drug. Since I'm searching for companies with meaningful revenue and earnings-growth prospects, I tend to overweight small- and mid-cap stocks, and underweight large-caps. However, while smaller-cap stocks normally outperform when the biotech group is strong, this was not the case during the reporting period, perhaps because investors were looking for a combination of growth and relative safety. Consequently, versus the MSCI index, the fund's tilt toward smaller-cap stocks and lighter exposure to the larger end of the market-capitalization spectrum hurt during the period. A modest cash position also was a drawback in a soaring market. Fortunately, these negatives were mostly offset by strong stock picking, especially among small-caps. The fund's top relative contributor was Aegerion Pharmaceuticals. Following the January 2013 commercial launch of JUXTAPIDTM, the firm's oral treatment for a rare but potentially fatal disease that causes high cholesterol, sales and earnings came in above expectations, bolstering the position. I'd begun buying this stock in August, based on JUXTAPID's benefits and the lack of a credible alternative treatment. Moreover, I added aggressively to this position, as I thought the story had further to play out. Also bolstering the fund's results were ACADIA Pharmaceuticals and an underweighting in Alexion Pharmaceuticals, a lagging benchmark constituent. Conversely, Celgene was one of the soaring large-caps in the MSCI index that detracted because the fund was underweighted here. I added to this position, and the stock ended the period as the fund's third-largest holding. Gilead Sciences was another underweighted large-cap index component that hurt relative performance. Like Celgene, Gilead saw its share price more than double during the period. I increased our stake here, making Gilead the fund's largest holding at period end. One overweighted stock that detracted was Spectrum Pharmaceuticals, which lost more than a third of its value on March 13, after the firm drastically reduced its 2013 revenue and earnings estimates in response to disappointing sales of Fusilev®, its colorectal cancer drug. I determined this was likely a temporary inventory problem and added to the position.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.11%
Actual		$ 1,000.00	$ 1,393.40	$ 6.59
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Class T	1.42%
Actual		$ 1,000.00	$ 1,391.60	$ 8.42
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.10
Class B	1.89%
Actual		$ 1,000.00	$ 1,388.20	$ 11.19
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Class C	1.84%
Actual		$ 1,000.00	$ 1,387.80	$ 10.89
HypotheticalA		$ 1,000.00	$ 1,015.67	$ 9.20
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,395.20	$ 4.87
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Biotechnology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	14.7	10.7
Amgen, Inc.	12.3	14.6
Celgene Corp.	7.2	7.2
Biogen Idec, Inc.	6.0	5.9
Alexion Pharmaceuticals, Inc.	4.6	4.1
Regeneron Pharmaceuticals, Inc.	3.9	4.5
Vertex Pharmaceuticals, Inc.	3.9	3.1
Aegerion Pharmaceuticals, Inc.	2.8	1.6
Onyx Pharmaceuticals, Inc.	2.4	3.0
Pharmacyclics, Inc.	2.4	1.5
	60.2
Top Industries (% of fund's net assets)
As of July 31, 2013
Biotechnology	96.8%
Pharmaceuticals	1.9%
Health Care Equipment & Supplies	0.1%
Life Sciences Tools & Services	0.0%
Personal Products	0.0%
All Others*	1.2%

As of January 31, 2013
Biotechnology	95.1%
Pharmaceuticals	1.5%
Health Care Equipment & Supplies	0.1%
Health Care Providers & Services	0.1%
Life Sciences Tools & Services	0.1%
All Others*	3.1%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Biotechnology Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
BIOTECHNOLOGY - 96.7%
Biotechnology - 96.7%
ACADIA Pharmaceuticals, Inc. (a)(d)	379,586	$ 7,477,844
Achillion Pharmaceuticals, Inc. (a)	142,589	1,018,085
Acorda Therapeutics, Inc. (a)	142,905	5,426,103
Aegerion Pharmaceuticals, Inc. (a)	206,302	18,895,200
Affymax, Inc. (a)(d)	5,087	8,801
Agenus, Inc. (a)(d)	9,425	36,286
Agenus, Inc. warrants 6/9/18 (a)	452,000	17,472
Agios Pharmaceuticals, Inc.	4,800	139,968
Agios Pharmaceuticals, Inc.	5,087	133,503
Alexion Pharmaceuticals, Inc. (a)	270,744	31,468,575
Alkermes PLC (a)	186,925	6,276,942
Alnylam Pharmaceuticals, Inc. (a)	156,898	7,243,981
AMAG Pharmaceuticals, Inc. (a)	69,911	1,572,998
Ambit Biosciences Corp.	72,750	1,080,338
Amgen, Inc.	778,573	84,311,670
Arena Pharmaceuticals, Inc. (a)(d)	84,937	590,312
ARIAD Pharmaceuticals, Inc. (a)	343,477	6,381,803
ArQule, Inc. (a)	192,550	514,109
Biogen Idec, Inc. (a)	189,726	41,384,932
BioMarin Pharmaceutical, Inc. (a)	195,438	12,635,067
Bionovo, Inc. warrants 2/2/16 (a)	56,850	93
BioTime, Inc. (a)(d)	111,305	437,429
Bluebird Bio, Inc.	3,385	105,375
Bluebird Bio, Inc.	1,864	52,224
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	8,557	1,081
warrants 5/30/17 (a)	17,900	5,591
Celgene Corp. (a)	339,168	49,810,212
Cell Therapeutics, Inc.	473,147	534,656
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	115
Celldex Therapeutics, Inc. (a)	279,038	5,714,698
Cepheid, Inc. (a)	55,200	1,924,824
Chimerix, Inc.	3,400	77,316
Clovis Oncology, Inc. (a)	73,488	5,723,245
Coronado Biosciences, Inc. (a)(d)	118,128	924,942
Cubist Pharmaceuticals, Inc. (a)	132,592	8,264,459
Curis, Inc. (a)(d)	335,272	1,391,379
Cytokinetics, Inc. (a)	67,916	844,875
Cytokinetics, Inc. warrants 6/25/17 (a)	244,500	180,670
Dendreon Corp. (a)(d)	190,903	876,245
Dyax Corp. (a)	414,791	1,671,608
Dynavax Technologies Corp. (a)	5,369	7,141
Elan Corp. PLC sponsored ADR (a)	652	10,041
Emergent BioSolutions, Inc. (a)	17,500	309,575
Enzon Pharmaceuticals, Inc.	8,434	16,868
Epizyme, Inc.	99,938	3,607,762
Esperion Therapeutics, Inc.	18,400	328,256
Exact Sciences Corp. (a)	146,859	2,014,905
Exelixis, Inc. (a)(d)	139,102	705,247
Fibrocell Science, Inc.	174,200	867,516

	Shares	Value
Genomic Health, Inc. (a)	54,120	$ 1,928,837
Geron Corp. (a)	427,965	560,634
Gilead Sciences, Inc. (a)	1,645,774	101,132,810
Halozyme Therapeutics, Inc. (a)	225,117	1,915,746
Hyperion Therapeutics, Inc.	167,347	4,192,042
Idenix Pharmaceuticals, Inc. (a)(d)	208,861	820,824
ImmunoGen, Inc. (a)	141,948	2,704,109
Immunomedics, Inc. (a)(d)	317,033	1,803,918
Incyte Corp. (a)(d)	253,974	5,945,531
Infinity Pharmaceuticals, Inc. (a)	90,634	1,919,628
Intercept Pharmaceuticals, Inc.	74,125	3,469,791
InterMune, Inc. (a)	352,418	5,466,003
Ironwood Pharmaceuticals, Inc. Class A (a)	433,251	5,302,992
Isis Pharmaceuticals, Inc. (a)	165,977	4,788,436
KaloBios Pharmaceuticals, Inc.	17,700	106,554
KaloBios Pharmaceuticals, Inc. (e)	13,602	81,884
KYTHERA Biopharmaceuticals, Inc.	37,309	1,028,236
Lexicon Pharmaceuticals, Inc. (a)	546,735	1,355,903
Ligand Pharmaceuticals, Inc. Class B (a)	140,142	6,639,928
MannKind Corp. (a)(d)	728,508	5,624,082
Medivation, Inc. (a)	200,648	11,611,500
Merrimack Pharmaceuticals, Inc. (a)	2,800	13,384
Momenta Pharmaceuticals, Inc. (a)	121,037	2,089,099
Myriad Genetics, Inc. (a)	164,382	4,877,214
Neurocrine Biosciences, Inc. (a)	194,998	2,728,022
NeurogesX, Inc. (a)	187,202	1,123
NewLink Genetics Corp. (a)(d)	117,435	2,109,133
Novavax, Inc. (a)(d)	853,126	2,294,909
Novelos Therapeutics, Inc. (a)	137,600	57,792
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	137,600	183
NPS Pharmaceuticals, Inc. (a)	218,125	3,928,431
OncoMed Pharmaceuticals, Inc.	18,700	377,366
Onconova Therapeutics, Inc.	30,810	671,350
Onyx Pharmaceuticals, Inc. (a)	125,887	16,528,963
Opko Health, Inc. (a)(d)	159,000	1,184,550
Oragenics, Inc.	108,608	339,943
Orexigen Therapeutics, Inc. (a)	504,566	3,834,702
Osiris Therapeutics, Inc. (a)	95,408	1,092,422
OvaScience, Inc. (a)	12,800	162,432
PDL BioPharma, Inc. (d)	99,788	810,279
Pharmacyclics, Inc. (a)	151,333	16,439,304
PolyMedix, Inc. (a)	7,142	1,371
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	2
Portola Pharmaceuticals, Inc.	92,113	2,116,757
Progenics Pharmaceuticals, Inc. (a)	1,018,309	6,099,671
Prosensa Holding BV (a)	32,968	1,015,414
Protalix BioTherapeutics, Inc. (a)	90,943	486,545
PTC Therapeutics, Inc. (a)(d)	85,984	1,346,509
Puma Biotechnology, Inc. (a)	59,011	3,016,052
Raptor Pharmaceutical Corp. (a)	245,273	2,445,372
Receptos, Inc.	11,600	230,724
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Regeneron Pharmaceuticals, Inc. (a)	100,437	$ 27,124,016
Regulus Therapeutics, Inc.	164,970	1,672,796
Rigel Pharmaceuticals, Inc. (a)	1,572	5,989
Sangamo Biosciences, Inc. (a)(d)	265,970	2,593,208
Sarepta Therapeutics, Inc. (a)(d)	72,692	2,691,058
Savient Pharmaceuticals, Inc. (a)	10,307	6,368
Seattle Genetics, Inc. (a)(d)	196,850	7,976,362
SIGA Technologies, Inc. (a)	6,969	22,231
Sophiris Bio, Inc. (a)	138,000	33,590
Sorrento Therapeutics, Inc. (a)	720,000	216,000
Spectrum Pharmaceuticals, Inc.	363,247	3,065,805
Stemline Therapeutics, Inc.	128,093	3,604,537
Sunesis Pharmaceuticals, Inc. (a)	159,517	810,346
Synageva BioPharma Corp. (a)	19,200	923,520
Synergy Pharmaceuticals, Inc. (a)	242,484	1,091,178
Synergy Pharmaceuticals, Inc. warrants 11/14/16 (a)	20,600	36,050
Synta Pharmaceuticals Corp. (a)(d)	159,002	1,066,903
Synthetic Biologics, Inc. (a)	100	150
Targacept, Inc. (a)	201,703	1,008,515
TESARO, Inc. (a)	148,477	5,066,035
Theravance, Inc. (a)(d)	165,336	6,375,356
Threshold Pharmaceuticals, Inc. (a)	92,584	501,805
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	112,913
Trius Therapeutics, Inc. (a)(d)	223,488	3,151,181
United Therapeutics Corp. (a)	84,052	6,290,452
Verastem, Inc. (a)	92,465	1,412,865
Vertex Pharmaceuticals, Inc. (a)	337,530	26,934,894
Vical, Inc. (a)(d)	659,862	2,547,067
ZIOPHARM Oncology, Inc. (a)(d)	227,379	677,589
		664,739,522
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Alsius Corp. (a)	14,200	0
Aradigm Corp. (a)	351,440	64,806
InVivo Therapeutics Holdings Corp. (a)	98,300	433,503
		498,309
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
BG Medicine, Inc. (a)	75,570	92,195
ChromaDex, Inc. (a)	143,866	110,057

	Shares	Value
Transgenomic, Inc. (a)	195,100	$ 87,795
Transgenomic, Inc. warrants 2/3/17 (a)	81,000	1
		290,048
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp.	333,300	39,996
PHARMACEUTICALS - 1.8%
Pharmaceuticals - 1.8%
AcelRx Pharmaceuticals, Inc. (a)	52,410	610,577
Auxilium Pharmaceuticals, Inc. (a)	46,358	851,133
AVANIR Pharmaceuticals Class A (a)(d)	655,315	3,086,534
Horizon Pharma, Inc. (a)(d)	116,600	293,832
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	18,737	15
warrants 9/25/17 (a)	55,250	43
Jazz Pharmaceuticals PLC (a)	36,220	2,734,972
Pacira Pharmaceuticals, Inc. (a)	104,160	3,534,149
TherapeuticsMD, Inc. (a)	113,400	261,954
XenoPort, Inc. (a)	81	437
Zogenix, Inc. (a)(d)	461,039	714,610
Zogenix, Inc. warrants 7/27/17 (a)	32,985	31
		12,088,287
TOTAL COMMON STOCKS (Cost $473,011,067)		677,656,162
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Intrexon Corp. Series F, 6.00% (f)	19,884	143,165
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (f)	282,494	714,427
TOTAL CONVERTIBLE PREFERRED STOCKS		857,592
Nonconvertible Preferred Stocks - 0.0%
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (f)	299,320	4,885
Equilibrate Worldwide Therapeutics Series D (f)	299,320	12,024
Neuropathic Worldwide Therapeutics Series D (f)	299,320	2,254
Oculus Worldwide Therapeutics Series D (f)	299,320	3,756
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Orchestrate U.S. Therapeutics, Inc. Series D (f)	299,320	$ 5,259
Orchestrate Worldwide Therapeutics Series D (f)	299,320	9,393
		37,571
TOTAL PREFERRED STOCKS (Cost $908,585)		895,163
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.11% (b)	7,146,955	7,146,955
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	28,791,821	28,791,821
TOTAL MONEY MARKET FUNDS (Cost $35,938,776)		35,938,776
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $509,858,428)	714,490,101
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(27,163,213)
NET ASSETS - 100%	$ 687,326,888
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,884 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $895,163 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
aTyr Pharma, Inc. 8.00%	4/8/13 - 5/17/13	$ 714,427
Equilibrate Asia Therapeutics Series D	5/17/13	$ 4,885
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 12,024
Intrexon Corp. Series F, 6.00%	4/30/13	$ 156,587
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 2,254
Oculus Worldwide Therapeutics Series D	5/17/13	$ 3,756
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 5,259
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 9,393
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,009
Fidelity Securities Lending Cash Central Fund	830,133
Total	$ 842,142
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 677,656,162	$ 677,152,225	$ 503,937	$ -
Preferred Stocks	895,163	-	143,165	751,998
Money Market Funds	35,938,776	35,938,776	-	-
Total Investments in Securities:	$ 714,490,101	$ 713,091,001	$ 647,102	$ 751,998

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $28,881,711) - See accompanying schedule: Unaffiliated issuers (cost $473,919,652)	$ 678,551,325
Fidelity Central Funds (cost $35,938,776)	35,938,776
Total Investments (cost $509,858,428)		$ 714,490,101
Receivable for investments sold		1,201,271
Receivable for fund shares sold		7,620,439
Distributions receivable from Fidelity Central Funds		79,901
Other receivables		2,478
Total assets		723,394,190

Liabilities
Payable to custodian bank	$ 292,243
Payable for investments purchased	5,765,712
Payable for fund shares redeemed	577,700
Accrued management fee	283,924
Distribution and service plan fees payable	195,032
Other affiliated payables	119,172
Other payables and accrued expenses	41,698
Collateral on securities loaned, at value	28,791,821
Total liabilities		36,067,302

Net Assets		$ 687,326,888
Net Assets consist of:
Paid in capital		$ 488,934,543
Accumulated net investment loss		(1,831,365)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,407,963)
Net unrealized appreciation (depreciation) on investments		204,631,673
Net Assets		$ 687,326,888

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($286,694,812 ÷ 16,620,122 shares)	$ 17.25

Maximum offering price per share (100/94.25 of $17.25)	$ 18.30
Class T: Net Asset Value and redemption price per share ($67,886,689 ÷ 4,083,182 shares)	$ 16.63

Maximum offering price per share (100/96.50 of $16.63)	$ 17.23
Class B: Net Asset Value and offering price per share ($8,136,108 ÷ 524,310 shares)A	$ 15.52

Class C: Net Asset Value and offering price per share ($146,683,631 ÷ 9,442,376 shares)A	$ 15.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($177,925,648 ÷ 9,900,279 shares)	$ 17.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 760,374
Income from Fidelity Central Funds (including $830,133 from security lending)		842,142
Total income		1,602,516

Expenses
Management fee	$ 1,719,560
Transfer agent fees	766,300
Distribution and service plan fees	1,243,043
Accounting and security lending fees	123,006
Custodian fees and expenses	22,520
Independent trustees' compensation	1,981
Registration fees	97,598
Audit	45,072
Legal	558
Miscellaneous	1,564
Total expenses before reductions	4,021,202
Expense reductions	(18,379)	4,002,823
Net investment income (loss)		(2,400,307)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,418,105)
Foreign currency transactions	(1)
Total net realized gain (loss)		(3,418,106)
Change in net unrealized appreciation (depreciation) on investment securities		172,587,152
Net gain (loss)		169,169,046
Net increase (decrease) in net assets resulting from operations		$ 166,768,739

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,400,307)	$ (910,602)
Net realized gain (loss)	(3,418,106)	13,076,201
Change in net unrealized appreciation (depreciation)	172,587,152	17,166,425
Net increase (decrease) in net assets resulting from operations	166,768,739	29,332,024
Distributions to shareholders from net realized gain	(10,422,000)	-
Share transactions - net increase (decrease)	368,981,342	58,002,416
Redemption fees	20,216	11,011
Total increase (decrease) in net assets	525,348,297	87,345,451

Net Assets
Beginning of period	161,978,591	74,633,140
End of period (including accumulated net investment loss of $1,831,365 and $0, respectively)	$ 687,326,888	$ 161,978,591

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 8.81	$ 6.67	$ 6.94	$ 7.81
Income from Investment Operations
Net investment income (loss) C	(.09)	(.07)	(.07) F	(.08) G	(.08)
Net realized and unrealized gain (loss)	6.24	3.05	2.21	(.19)	(.79)
Total from investment operations	6.15	2.98	2.14	(.27)	(.87)
Distributions from net realized gain	(.69)	-	-	-	-
Redemption fees added to paid in capital C, I	-	-	-	-	-
Net asset value, end of period	$ 17.25	$ 11.79	$ 8.81	$ 6.67	$ 6.94
Total Return A, B	54.94%	33.83%	32.08%	(3.89)%	(11.14)%
Ratios to Average Net Assets D, H
Expenses before reductions	1.15%	1.27%	1.35%	1.39%	1.40%
Expenses net of fee waivers, if any	1.15%	1.27%	1.35%	1.39%	1.40%
Expenses net of all reductions	1.14%	1.27%	1.34%	1.38%	1.40%
Net investment income (loss)	(.63)%	(.73)%	(.91)% F	(1.15)% G	(1.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 286,695	$ 68,993	$ 30,639	$ 20,154	$ 19,858
Portfolio turnover rate E	22%	82%	99%	130%	73%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 8.56	$ 6.50	$ 6.78	$ 7.65
Income from Investment Operations
Net investment income (loss) C	(.12)	(.10)	(.09) F	(.09) G	(.09)
Net realized and unrealized gain (loss)	6.02	2.96	2.15	(.19)	(.78)
Total from investment operations	5.90	2.86	2.06	(.28)	(.87)
Distributions from net realized gain	(.69)	-	-	-	-
Redemption fees added to paid in capital C, I	-	-	-	-	-
Net asset value, end of period	$ 16.63	$ 11.42	$ 8.56	$ 6.50	$ 6.78
Total Return A, B	54.50%	33.41%	31.69%	(4.13)%	(11.37)%
Ratios to Average Net Assets D, H
Expenses before reductions	1.46%	1.56%	1.64%	1.69%	1.71%
Expenses net of fee waivers, if any	1.46%	1.56%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.46%	1.56%	1.64%	1.64%	1.65%
Net investment income (loss)	(.94)%	(1.02)%	(1.21)% F	(1.41)% G	(1.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,887	$ 28,154	$ 16,454	$ 11,684	$ 13,356
Portfolio turnover rate E	22%	82%	99%	130%	73%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.34)%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.55)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 8.09	$ 6.17	$ 6.47	$ 7.34
Income from Investment Operations
Net investment income (loss) C	(.17)	(.13)	(.12) F	(.12) G	(.12)
Net realized and unrealized gain (loss)	5.63	2.79	2.04	(.18)	(.75)
Total from investment operations	5.46	2.66	1.92	(.30)	(.87)
Distributions from net realized gain	(.69)	-	-	-	-
Redemption fees added to paid in capital C, I	-	-	-	-	-
Net asset value, end of period	$ 15.52	$ 10.75	$ 8.09	$ 6.17	$ 6.47
Total Return A, B	53.76%	32.88%	31.12%	(4.64)%	(11.85)%
Ratios to Average Net Assets D, H
Expenses before reductions	1.94%	2.03%	2.10%	2.14%	2.15%
Expenses net of fee waivers, if any	1.94%	2.03%	2.10%	2.14%	2.15%
Expenses net of all reductions	1.94%	2.02%	2.09%	2.13%	2.15%
Net investment income (loss)	(1.42)%	(1.49)%	(1.66)% F	(1.90)% G	(2.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,136	$ 6,349	$ 5,849	$ 6,297	$ 7,377
Portfolio turnover rate E	22%	82%	99%	130%	73%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 8.10	$ 6.18	$ 6.47	$ 7.34
Income from Investment Operations
Net investment income (loss) C	(.17)	(.13)	(.12) F	(.12) G	(.12)
Net realized and unrealized gain (loss)	5.63	2.79	2.04	(.17)	(.75)
Total from investment operations	5.46	2.66	1.92	(.29)	(.87)
Distributions from net realized gain	(.69)	-	-	-	-
Redemption fees added to paid in capital C, I	-	-	-	-	-
Net asset value, end of period	$ 15.53	$ 10.76	$ 8.10	$ 6.18	$ 6.47
Total Return A, B	53.71%	32.84%	31.07%	(4.48)%	(11.85)%
Ratios to Average Net Assets D, H
Expenses before reductions	1.88%	2.01%	2.10%	2.14%	2.15%
Expenses net of fee waivers, if any	1.88%	2.01%	2.10%	2.14%	2.15%
Expenses net of all reductions	1.87%	2.01%	2.09%	2.13%	2.15%
Net investment income (loss)	(1.36)%	(1.47)%	(1.66)% F	(1.90)% G	(2.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,684	$ 31,710	$ 15,787	$ 11,421	$ 12,426
Portfolio turnover rate E	22%	82%	99%	130%	73%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 9.10	$ 6.87	$ 7.12	$ 8.00
Income from Investment Operations
Net investment income (loss) B	(.05)	(.04)	(.05) E	(.06) F	(.06)
Net realized and unrealized gain (loss)	6.49	3.16	2.28	(.19)	(.82)
Total from investment operations	6.44	3.12	2.23	(.25)	(.88)
Distributions from net realized gain	(.69)	-	-	-	-
Redemption fees added to paid in capital B, H	-	-	-	-	-
Net asset value, end of period	$ 17.97	$ 12.22	$ 9.10	$ 6.87	$ 7.12
Total Return A	55.39%	34.29%	32.46%	(3.51)%	(11.00)%
Ratios to Average Net Assets C, G
Expenses before reductions	.85%	.95%	1.04%	1.07%	1.11%
Expenses net of fee waivers, if any	.85%	.95%	1.04%	1.07%	1.11%
Expenses net of all reductions	.84%	.94%	1.03%	1.06%	1.11%
Net investment income (loss)	(.32)%	(.40)%	(.60)% E	(.83)% F	(.98)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177,926	$ 26,772	$ 5,903	$ 3,008	$ 1,901
Portfolio turnover rate D	22%	82%	99%	130%	73%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.73)%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.97)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 214,125,973
Gross unrealized depreciation	(12,168,332)
Net unrealized appreciation (depreciation) on securities and other investments	$ 201,957,641

Tax Cost	$ 512,532,460

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (1,733,930)
Net unrealized appreciation (depreciation)	$ 201,957,641

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (1,733,930)

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Long-term Capital Gains	$ 10,422,000	$ -

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $420,093,692 and $68,170,133, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 317,602	$ 20,682
Class T	.25%	.25%	206,230	3,134
Class B	.75%	.25%	63,552	48,133
Class C	.75%	.25%	655,659	323,734
			$ 1,243,043	$ 395,683

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 413,119
Class T	32,641
Class B*	10,218
Class C*	16,781
$ 472,759

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 320,632.25
Class T	130,453.32
Class B	18,983.30
Class C	156,750.24
Institutional Class	139,482.20
	$ 766,300

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,039 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $602 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period

Annual Report

7. Security Lending - continued

end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $80,981 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $18,379 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net realized gain
Class A	$ 4,291,683	$ -
Class T	1,771,667	-
Class B	386,626	-
Class C	2,278,583	-
Institutional Class	1,693,441	-
Total	$ 10,422,000	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	13,694,524	4,301,187	$ 191,221,226	$ 43,628,166
Reinvestment of distributions	314,111	-	3,649,967	-
Shares redeemed	(3,240,220)	(1,928,092)	(42,003,741)	(17,472,965)
Net increase (decrease)	10,768,415	2,373,095	$ 152,867,452	$ 26,155,201
Class T
Shares sold	2,069,871	976,676	$ 26,930,551	$ 9,361,129
Reinvestment of distributions	149,494	-	1,678,816	-
Shares redeemed	(601,268)	(434,679)	(7,670,183)	(3,953,170)
Net increase (decrease)	1,618,097	541,997	$ 20,939,184	$ 5,407,959
Class B
Shares sold	144,734	165,361	$ 1,825,757	$ 1,482,467
Reinvestment of distributions	32,327	-	340,408	-
Shares redeemed	(243,257)	(297,605)	(2,832,185)	(2,590,187)
Net increase (decrease)	(66,196)	(132,244)	$ (666,020)	$ (1,107,720)
Class C
Shares sold	7,472,327	1,520,333	$ 93,824,317	$ 14,380,183
Reinvestment of distributions	172,010	-	1,812,981	-
Shares redeemed	(1,149,639)	(522,745)	(13,555,676)	(4,501,065)
Net increase (decrease)	6,494,698	997,588	$ 82,081,622	$ 9,879,118
Institutional Class
Shares sold	9,398,986	2,252,478	$ 138,330,404	$ 24,903,066
Reinvestment of distributions	114,710	-	1,385,697	-
Shares redeemed	(1,804,114)	(710,454)	(25,956,997)	(7,235,208)
Net increase (decrease)	7,709,582	1,542,024	$ 113,759,104	$ 17,667,858

Annual Report

Notes to Financial Statements - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Advisor Communications Equipment Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) C	25.02%	4.76%	6.03%
Class T (incl. 3.50% sales charge) C	27.68%	4.99%	6.02%
Class B (incl. contingent deferred sales charge)A,C	26.63%	4.87%	6.09%
Class C (incl. contingent deferred sales charge)B,C	30.63%	5.22%	5.85%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

C Prior to October 1, 2006, Fidelity Advisor Communications Equipment Fund was named Fidelity Advisor Developing Communications Fund, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Communications Equipment Fund - Class A on July 31, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Communications Equipment Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Ali Khan, who became sole Portfolio Manager of Fidelity Advisor® Communications Equipment Fund on October 1, 2012, after serving as Co-Manager: For the year, the fund's Class A, Class T, Class B and Class C shares returned 32.65%, 32.31%, 31.63% and 31.63%, respectively (excluding sales charges), trailing the 33.29% return of the S&P® Custom Communications Equipment Index but handily beating the S&P 500®. Versus the broader market, communications equipment stocks benefited from signs of a rebound in capital expenditures by telecommunication services providers, spurred in part by industry consolidation. Because I tend to buy stocks that register higher on various quality measures - as a group - than those in the S&P® custom index, the fund tends to lag its benchmark when stocks are advancing and speculative favorites are leading the market to higher ground. For example, the fund's largest detractor versus our industry benchmark was a sizable underweighting in beleaguered handset maker and index component Nokia, whose stock rallied smartly despite negligible signs of improving fundamentals for the company. A large overweighting in Polycom, a provider of high-definition videoconferencing software and equipment, also worked against the fund, as the stock posted a gain but significantly lagged the benchmark. Strong-performing index heavyweight Cisco Systems detracted due to an underweighting, although in absolute terms it was easily our biggest contributor and by far the fund's largest position at period end. Another negative factor was cash, which was a drag on performance in a rising market. Conversely, the fund's top relative contributor was Aruba Networks, a provider of network access solutions for mobile enterprise networks, in large part because of the fund's timely ownership here. Similarly, underweighting F5 Networks for most of the period and then boosting it to an overweighting in April was timely, as the shares of this provider of hardware and software for networking and security purposes delivered a nice rally in the final month of the period. During the period, I selectively added to the fund's exposure to suppliers of telecom equipment. To fund these purchases, I trimmed the portfolio's weightings in electronic manufacturing services, semiconductors, and other out-of-benchmark groups.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.40%
Actual		$ 1,000.00	$ 1,090.70	$ 7.26
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class T	1.65%
Actual		$ 1,000.00	$ 1,090.20	$ 8.55
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class B	2.15%
Actual		$ 1,000.00	$ 1,086.70	$ 11.12
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.15%
Actual		$ 1,000.00	$ 1,087.90	$ 11.13
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,093.30	$ 5.97
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Communications Equipment Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	22.1	15.6
QUALCOMM, Inc.	15.0	15.9
Juniper Networks, Inc.	6.0	6.2
F5 Networks, Inc.	4.5	2.5
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4.5	6.1
Alcatel-Lucent SA sponsored ADR	3.2	2.3
Motorola Solutions, Inc.	2.7	3.6
Polycom, Inc.	2.6	3.0
Nokia Corp. sponsored ADR	2.6	1.8
Riverbed Technology, Inc.	2.2	1.8
	65.4
Top Industries (% of fund's net assets)
As of July 31, 2013
Communications Equipment	83.2%
Computers & Peripherals	2.5%
Semiconductors & Semiconductor Equipment	2.4%
Electronic Equipment & Components	1.9%
IT Services	1.8%
All Others*	8.2%

As of January 31, 2013
Communications Equipment	83.6%
Electronic Equipment & Components	4.5%
Semiconductors & Semiconductor Equipment	3.2%
Computers & Peripherals	1.3%
IT Services	1.0%
All Others*	6.4%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Communications Equipment Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 83.2%
Communications Equipment - 83.2%
ADTRAN, Inc.	5,700	$ 150,651
ADVA AG Optical Networking (a)	8,228	44,660
Alcatel-Lucent SA sponsored ADR (a)(d)	139,257	353,713
Anaren, Inc. (a)	4,400	103,004
Aruba Networks, Inc. (a)	12,640	224,739
BlackBerry Ltd. (a)(d)	22,100	195,143
Brocade Communications Systems, Inc. (a)	31,659	210,849
Cisco Systems, Inc.	94,824	2,422,753
Comtech Telecommunications Corp.	3,100	83,948
F5 Networks, Inc. (a)	5,665	497,160
Finisar Corp. (a)	9,159	177,043
Infinera Corp. (a)	10,400	113,464
InterDigital, Inc.	1,700	67,541
Juniper Networks, Inc. (a)	30,488	660,675
Motorola Solutions, Inc.	5,447	298,659
NETGEAR, Inc. (a)	5,900	175,879
Nokia Corp. sponsored ADR (a)(d)	71,105	280,154
Plantronics, Inc.	1,200	55,788
Polycom, Inc. (a)	29,799	284,878
QUALCOMM, Inc.	25,481	1,644,799
Radware Ltd. (a)	6,100	83,570
Riverbed Technology, Inc. (a)	15,358	240,199
Sonus Networks, Inc. (a)	29,700	101,574
Spirent Communications PLC	15,000	30,144
Symmetricom, Inc. (a)	14,700	75,558
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	42,320	496,414
Wi-Lan, Inc.	16,800	60,520
		9,133,479
COMPUTERS & PERIPHERALS - 2.5%
Computer Hardware - 2.5%
Apple, Inc.	400	181,000
Super Micro Computer, Inc. (a)	7,600	88,084
		269,084
ELECTRONIC EQUIPMENT & COMPONENTS - 1.9%
Electronic Manufacturing Services - 1.3%
Fabrinet (a)	2,000	29,620
TE Connectivity Ltd.	2,100	107,184
		136,804
Technology Distributors - 0.6%
Arrow Electronics, Inc. (a)	1,500	68,475
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		205,279
HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Vocera Communications, Inc. (a)	2,800	40,544

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
Google, Inc. Class A (a)	100	$ 88,760
IT SERVICES - 1.8%
IT Consulting & Other Services - 1.8%
Amdocs Ltd.	5,200	200,044
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
Semiconductors - 2.4%
Altera Corp.	4,400	156,464
Broadcom Corp. Class A	2,600	71,682
GSI Technology, Inc. (a)	1,000	6,950
Skyworks Solutions, Inc. (a)	1,200	28,824
		263,920
SOFTWARE - 0.2%
Systems Software - 0.2%
Allot Communications Ltd. (a)	1,700	24,871
TOTAL COMMON STOCKS (Cost $9,108,012)		10,225,981
Money Market Funds - 13.8%

Fidelity Cash Central Fund, 0.11% (b)	727,682	727,682
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	790,725	790,725
TOTAL MONEY MARKET FUNDS (Cost $1,518,407)		1,518,407
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $10,626,419)	11,744,388
NET OTHER ASSETS (LIABILITIES) - (7.0)%	(772,129)
NET ASSETS - 100%	$ 10,972,259
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 662
Fidelity Securities Lending Cash Central Fund	13,459
Total	$ 14,121
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	82.5%
Sweden	4.5%
France	3.2%
Finland	2.6%
Canada	2.4%
Bailiwick of Guernsey	1.8%
Israel	1.0%
Switzerland	1.0%
Others (Individually Less Than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $735,976) - See accompanying schedule: Unaffiliated issuers (cost $9,108,012)	$ 10,225,981
Fidelity Central Funds (cost $1,518,407)	1,518,407
Total Investments (cost $10,626,419)		$ 11,744,388
Cash		35,784
Receivable for investments sold		71,050
Receivable for fund shares sold		3,534
Dividends receivable		1,402
Distributions receivable from Fidelity Central Funds		1,111
Receivable from investment adviser for expense reductions		2,430
Other receivables		151
Total assets		11,859,850

Liabilities
Payable for investments purchased	$ 33,551
Payable for fund shares redeemed	14,044
Accrued management fee	5,002
Distribution and service plan fees payable	4,525
Other affiliated payables	2,963
Other payables and accrued expenses	36,781
Collateral on securities loaned, at value	790,725
Total liabilities		887,591

Net Assets		$ 10,972,259
Net Assets consist of:
Paid in capital		$ 11,283,041
Accumulated net investment loss		(8,844)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,419,907)
Net unrealized appreciation (depreciation) on investments		1,117,969
Net Assets		$ 10,972,259

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,961,622 ÷ 387,612 shares)	$ 10.22

Maximum offering price per share (100/94.25 of $10.22)	$ 10.84
Class T: Net Asset Value and redemption price per share ($3,341,902 ÷ 337,357 shares)	$ 9.91

Maximum offering price per share (100/96.50 of $9.91)	$ 10.27
Class B: Net Asset Value and offering price per share ($479,518 ÷ 51,654 shares)A	$ 9.28

Class C: Net Asset Value and offering price per share ($2,334,259 ÷ 251,573 shares)A	$ 9.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($854,958 ÷ 81,043 shares)	$ 10.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 147,100
Income from Fidelity Central Funds (including $13,459 from security lending)		14,121
Total income		161,221

Expenses
Management fee	$ 57,620
Transfer agent fees	33,764
Distribution and service plan fees	51,889
Accounting and security lending fees	4,138
Custodian fees and expenses	5,020
Independent trustees' compensation	72
Registration fees	55,363
Audit	49,433
Legal	84
Miscellaneous	63
Total expenses before reductions	257,446
Expense reductions	(89,179)	168,267
Net investment income (loss)		(7,046)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	329,802
Foreign currency transactions	(118)
Total net realized gain (loss)		329,684
Change in net unrealized appreciation (depreciation) on investment securities		2,517,574
Net gain (loss)		2,847,258
Net increase (decrease) in net assets resulting from operations		$ 2,840,212

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (7,046)	$ (57,189)
Net realized gain (loss)	329,684	(1,571,979)
Change in net unrealized appreciation (depreciation)	2,517,574	(2,005,379)
Net increase (decrease) in net assets resulting from operations	2,840,212	(3,634,547)
Distributions to shareholders from net investment income	(3,925)	-
Distributions to shareholders from net realized gain	-	(401,208)
Total distributions	(3,925)	(401,208)
Share transactions - net increase (decrease)	(1,708,594)	(9,551,912)
Redemption fees	1,030	639
Total increase (decrease) in net assets	1,128,723	(13,587,028)

Net Assets
Beginning of period	9,843,536	23,430,564
End of period (including accumulated net investment loss of $8,844 and accumulated net investment loss of $10,185, respectively)	$ 10,972,259	$ 9,843,536

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.71	$ 9.73	$ 8.67	$ 7.28	$ 7.82
Income from Investment Operations
Net investment income (loss) C	.02	(.01)	(.06)	(.11)	.02 F
Net realized and unrealized gain (loss)	2.50	(1.81)	1.12	1.50	(.56)
Total from investment operations	2.52	(1.82)	1.06	1.39	(.54)
Distributions from net investment income	(.01)	-	-	-	-
Distributions from net realized gain	-	(.20)	-	-	-
Total distributions	(.01)	(.20)	-	-	-
Redemption fees added to paid in capital C, H	-	-	-	-	-
Net asset value, end of period	$ 10.22	$ 7.71	$ 9.73	$ 8.67	$ 7.28
Total Return A, B	32.65%	(18.88)%	12.23%	19.09%	(6.91)%
Ratios to Average Net Assets D, G
Expenses before reductions	2.22%	1.96%	1.64%	1.90%	3.15%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.37%	1.39%	1.39%	1.38%	1.40%
Net investment income (loss)	.18%	(.16)%	(.60)%	(1.32)%	.26% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,962	$ 3,568	$ 8,787	$ 4,860	$ 3,476
Portfolio turnover rate E	33%	79%	101%	106%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.49	$ 9.48	$ 8.46	$ 7.13	$ 7.68
Income from Investment Operations
Net investment income (loss) C	(.01)	(.03)	(.09)	(.13)	- F, H
Net realized and unrealized gain (loss)	2.43	(1.76)	1.11	1.46	(.55)
Total from investment operations	2.42	(1.79)	1.02	1.33	(.55)
Distributions from net realized gain	-	(.20)	-	-	-
Redemption fees added to paid in capital C, H	-	-	-	-	-
Net asset value, end of period	$ 9.91	$ 7.49	$ 9.48	$ 8.46	$ 7.13
Total Return A, B	32.31%	(19.06)%	12.06%	18.65%	(7.16)%
Ratios to Average Net Assets D, G
Expenses before reductions	2.52%	2.27%	1.97%	2.20%	3.52%
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.62%	1.64%	1.64%	1.63%	1.65%
Net investment income (loss)	(.07)%	(.41)%	(.85)%	(1.57)%	.01% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,342	$ 2,843	$ 4,607	$ 3,273	$ 2,396
Portfolio turnover rate E	33%	79%	101%	106%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.13)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.05	$ 8.99	$ 8.06	$ 6.83	$ 7.39
Income from Investment Operations
Net investment income (loss) C	(.05)	(.07)	(.13)	(.16)	(.03) F
Net realized and unrealized gain (loss)	2.28	(1.67)	1.06	1.39	(.53)
Total from investment operations	2.23	(1.74)	.93	1.23	(.56)
Distributions from net realized gain	-	(.20)	-	-	-
Redemption fees added to paid in capital C, H	-	-	-	-	-
Net asset value, end of period	$ 9.28	$ 7.05	$ 8.99	$ 8.06	$ 6.83
Total Return A, B	31.63%	(19.56)%	11.54%	18.01%	(7.58)%
Ratios to Average Net Assets D, G
Expenses before reductions	3.00%	2.71%	2.47%	2.68%	3.98%
Expenses net of fee waivers, if any	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.13%	2.13%	2.14%	2.13%	2.15%
Net investment income (loss)	(.57)%	(.91)%	(1.35)%	(2.07)%	(.49)% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 480	$ 570	$ 1,316	$ 1,408	$ 1,281
Portfolio turnover rate E	33%	79%	101%	106%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.05	$ 8.98	$ 8.06	$ 6.82	$ 7.38
Income from Investment Operations
Net investment income (loss) C	(.05)	(.07)	(.13)	(.16)	(.03) F
Net realized and unrealized gain (loss)	2.28	(1.66)	1.05	1.40	(.53)
Total from investment operations	2.23	(1.73)	.92	1.24	(.56)
Distributions from net realized gain	-	(.20)	-	-	-
Redemption fees added to paid in capital C, H	-	-	-	-	-
Net asset value, end of period	$ 9.28	$ 7.05	$ 8.98	$ 8.06	$ 6.82
Total Return A, B	31.63%	(19.47)%	11.41%	18.18%	(7.59)%
Ratios to Average Net Assets D, G
Expenses before reductions	2.98%	2.71%	2.40%	2.67%	3.63%
Expenses net of fee waivers, if any	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.12%	2.14%	2.14%	2.13%	2.15%
Net investment income (loss)	(.57)%	(.91)%	(1.35)%	(2.07)%	(.49)% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,334	$ 2,142	$ 5,866	$ 3,029	$ 2,792
Portfolio turnover rate E	33%	79%	101%	106%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 10.00	$ 8.88	$ 7.45	$ 7.98
Income from Investment Operations
Net investment income (loss) B	.04	.01	(.04)	(.09)	.03 E
Net realized and unrealized gain (loss)	2.58	(1.86)	1.16	1.52	(.56)
Total from investment operations	2.62	(1.85)	1.12	1.43	(.53)
Distributions from net investment income	(.02)	-	-	-	-
Distributions from net realized gain	-	(.20)	-	-	-
Total distributions	(.02)	(.20)	-	-	-
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 10.55	$ 7.95	$ 10.00	$ 8.88	$ 7.45
Total Return A	32.92%	(18.66)%	12.61%	19.19%	(6.64)%
Ratios to Average Net Assets C, F
Expenses before reductions	1.93%	1.66%	1.22%	1.54%	2.44%
Expenses net of fee waivers, if any	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.12%	1.13%	1.14%	1.13%	1.15%
Net investment income (loss)	.43%	.10%	(.35)%	(1.07)%	.51% E
Supplemental Data
Net assets, end of period (000 omitted)	$ 855	$ 721	$ 2,855	$ 1,717	$ 957
Portfolio turnover rate D	33%	79%	101%	106%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.63)%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,668,866
Gross unrealized depreciation	(619,487)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,049,379

Tax Cost	$ 10,695,009

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (1,351,318)
Net unrealized appreciation (depreciation)	$ 1,049,379

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (1,351,318)

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 3,925	$ -
Long-term Capital Gains	-	401,208
Total	$ 3,925	$ 401,208

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,240,722 and $5,449,241, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,527	$ 303
Class T	.25%	.25%	15,156	118
Class B	.75%	.25%	5,248	3,957
Class C	.75%	.25%	21,958	4,425
			$ 51,889	$ 8,803

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,023
Class T	1,638
Class B*	1,479
Class C*	166
$ 5,306

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 11,863.31
Class T	10,932.36
Class B	1,625.31
Class C	6,923.32
Institutional Class	2,421.30
	$ 33,764

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $419 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $329 from securities loaned to FCM.

Annual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$ 31,312
Class T	1.65%	26,258
Class B	2.15%	4,449
Class C	2.15%	18,188
Institutional Class	1.15%	6,313
		$ 86,520

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $2,659 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ 2,612	$ -
Institutional Class	1,313	-
Total	$ 3,925	$ -
From net realized gain
Class A	$ -	$ 136,672
Class T	-	94,407
Class B	-	23,930
Class C	-	101,740
Institutional Class	-	44,459
Total	$ -	$ 401,208

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	119,229	95,217	$ 1,075,395	$ 825,716
Reinvestment of distributions	272	15,026	2,398	125,915
Shares redeemed	(194,578)	(550,285)	(1,739,434)	(4,678,484)
Net increase (decrease)	(75,077)	(440,042)	$ (661,641)	$ (3,726,853)
Class T
Shares sold	54,310	99,348	$ 477,965	$ 845,573
Reinvestment of distributions	-	11,468	-	93,466
Shares redeemed	(96,623)	(217,086)	(817,480)	(1,833,154)
Net increase (decrease)	(42,313)	(106,270)	$ (339,515)	$ (894,115)
Class B
Shares sold	612	1,631	$ 4,500	$ 14,069
Reinvestment of distributions	-	3,015	-	23,244
Shares redeemed	(29,754)	(70,313)	(242,910)	(498,813)
Net increase (decrease)	(29,142)	(65,667)	$ (238,410)	$ (461,500)
Class C
Shares sold	99,311	45,249	$ 848,531	$ 356,072
Reinvestment of distributions	-	10,744	-	82,834
Shares redeemed	(151,640)	(405,119)	(1,232,762)	(3,174,312)
Net increase (decrease)	(52,329)	(349,126)	$ (384,231)	$ (2,735,406)

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Institutional Class
Shares sold	37,292	32,975	$ 354,493	$ 287,948
Reinvestment of distributions	122	2,747	1,105	23,680
Shares redeemed	(47,116)	(230,453)	(440,395)	(2,045,666)
Net increase (decrease)	(9,702)	(194,731)	$ (84,797)	$ (1,734,038)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Advisor Consumer Discretionary Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)C	25.97%	13.85%	7.71%
Class T (incl. 3.50% sales charge)C	28.58%	14.08%	7.70%
Class B (incl. contingent deferred sales charge) A, C	27.61%	14.09%	7.78%
Class C (incl. contingent deferred sales charge) B, C	31.68%	14.35%	7.56%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

C Prior to October 1, 2006, Fidelity Advisor Consumer Discretionary Fund was named Fidelity Advisor Consumer Industries Fund, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Discretionary Fund - Class A on July 31, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Consumer Discretionary Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Gordon Scott, Portfolio Manager of Fidelity Advisor® Consumer Discretionary Fund: The fund participated in the sector's strength, but even its solid double-digit return couldn't keep pace with the index. For the year, the fund's Class A, Class T, Class B and Class C shares rose 33.65%, 33.25%, 32.61% and 32.68%, respectively (excluding sales charges), trailing the 40.85% gain of the MSCI® U.S. IMI Consumer Discretionary 25-50 Index, but outpacing the broad-based S&P 500®. Versus the broader market, consumer discretionary stocks were buoyed by improving economic fundamentals in the U.S. and a recovery in housing. In managing the fund, I focus on high-quality companies whose earnings growth I believe can surpass the average earnings growth of companies in the sector longer term. In traditional Fidelity investment style, I conduct fundamental, bottom-up analysis of the sector on a company-by-company basis. I use my research to find reasonably valued companies that have defendable competitive positions, the ability to gain market share and capable management teams. Stocks that hurt relative performance included Ford Motor, a major auto maker and strong-performing index name I avoided. Discount retailers Dollar Tree and Dollar General struggled during the period, but I'm taking a multiyear view here, since I see a future market-share opportunity in mass retail. The stock of Yum! Brands, owner of Taco Bell and other fast-food chains, also didn't fare well, but I like the firm's long-duration growth prospects and increased my stake. On the plus side, it helped to overweight outdoor equipment retailer Cabela's. During the past year, a proactive management team opened smaller, more-productive stores and turned around the company's retail and online operations - all of which drew me to the stock. It also helped to underweight fast-food giant McDonald's and overweight Domino's Pizza, which experienced strong revenue growth this period. McDonald's and Domino's were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.26%
Actual		$ 1,000.00	$ 1,185.10	$ 6.83
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.31
Class T	1.55%
Actual		$ 1,000.00	$ 1,183.00	$ 8.39
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class B	2.03%
Actual		$ 1,000.00	$ 1,180.00	$ 10.97
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
Class C	1.99%
Actual		$ 1,000.00	$ 1,180.20	$ 10.76
HypotheticalA		$ 1,000.00	$ 1,014.93	$ 9.94
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,186.70	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Consumer Discretionary Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Comcast Corp. Class A	4.8	8.0
The Walt Disney Co.	4.7	5.0
Twenty-First Century Fox, Inc. Class A	4.3	4.2
Time Warner, Inc.	3.5	3.4
Lowe's Companies, Inc.	3.5	4.2
Yum! Brands, Inc.	3.1	2.6
Dollar General Corp.	2.9	2.0
TJX Companies, Inc.	2.7	1.7
O'Reilly Automotive, Inc.	2.5	1.9
NIKE, Inc. Class B	2.5	2.7
	34.5
Top Industries (% of fund's net assets)
As of July 31, 2013
Specialty Retail	32.4%
Media	26.6%
Hotels, Restaurants & Leisure	10.8%
Textiles, Apparel & Luxury Goods	9.5%
Multiline Retail	5.2%
All Others*	15.5%

As of January 31, 2013
Specialty Retail	32.6%
Media	25.2%
Hotels, Restaurants & Leisure	10.8%
Textiles, Apparel & Luxury Goods	9.8%
Internet & Catalog Retail	5.0%
All Others*	16.6%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Consumer Discretionary Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
AUTO COMPONENTS - 2.6%
Auto Parts & Equipment - 2.6%
Delphi Automotive PLC	29,818	$ 1,601,823
TRW Automotive Holdings Corp. (a)	11,300	828,403
		2,430,226
DISTRIBUTORS - 1.7%
Distributors - 1.7%
LKQ Corp. (a)	61,100	1,592,877
HOTELS, RESTAURANTS & LEISURE - 10.8%
Hotels, Resorts & Cruise Lines - 2.0%
Marriott International, Inc. Class A	12,000	498,840
Wyndham Worldwide Corp.	22,149	1,379,883
		1,878,723
Restaurants - 8.8%
Bloomin' Brands, Inc.	60,142	1,419,351
Buffalo Wild Wings, Inc. (a)	6,840	708,487
Panera Bread Co. Class A (a)	3,983	665,360
Starbucks Corp.	28,099	2,001,773
Texas Roadhouse, Inc. Class A	21,967	536,873
Yum! Brands, Inc.	40,108	2,924,675
		8,256,519
TOTAL HOTELS, RESTAURANTS & LEISURE		10,135,242
HOUSEHOLD DURABLES - 1.4%
Homebuilding - 0.4%
NVR, Inc. (a)	463	428,553
Housewares & Specialties - 1.0%
Jarden Corp. (a)	19,923	905,899
TOTAL HOUSEHOLD DURABLES		1,334,452
INTERNET & CATALOG RETAIL - 4.7%
Internet Retail - 4.7%
Expedia, Inc.	9,891	466,163
Liberty Media Corp. Interactive Series A (a)	79,868	1,953,571
priceline.com, Inc. (a)	2,300	2,014,041
		4,433,775
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
eBay, Inc. (a)	10,500	542,745
LEISURE EQUIPMENT & PRODUCTS - 1.8%
Leisure Products - 1.8%
Brunswick Corp.	38,500	1,453,375
Mattel, Inc.	5,085	213,723
		1,667,098
MEDIA - 26.6%
Broadcasting - 3.9%
Discovery Communications, Inc. (a)	16,300	1,299,436

	Shares	Value
Liberty Media Corp. Class A (a)	12,281	$ 1,765,148
Sinclair Broadcast Group, Inc. Class A	22,100	623,441
		3,688,025
Cable & Satellite - 9.1%
Comcast Corp. Class A	100,343	4,523,462
DIRECTV (a)	24,728	1,564,541
DISH Network Corp. Class A	8,000	357,200
Liberty Global PLC Class A (a)	20,600	1,671,072
Time Warner Cable, Inc.	3,100	353,617
		8,469,892
Movies & Entertainment - 13.1%
The Walt Disney Co.	67,706	4,377,193
Time Warner, Inc.	53,190	3,311,609
Twenty-First Century Fox, Inc. Class A	134,230	4,010,792
Viacom, Inc. Class B (non-vtg.)	7,246	527,291
		12,226,885
Publishing - 0.5%
News Corp. Class A (a)	30,907	492,349
TOTAL MEDIA		24,877,151
MULTILINE RETAIL - 5.2%
General Merchandise Stores - 5.2%
Dollar General Corp. (a)	49,964	2,731,532
Dollar Tree, Inc. (a)	38,821	2,082,747
		4,814,279
PROFESSIONAL SERVICES - 0.8%
Research & Consulting Services - 0.8%
Nielsen Holdings B.V.	20,820	695,804
SPECIALTY RETAIL - 32.4%
Apparel Retail - 10.9%
Abercrombie & Fitch Co. Class A	22,302	1,112,201
American Eagle Outfitters, Inc.	76,510	1,502,656
DSW, Inc. Class A	11,000	833,690
Foot Locker, Inc.	29,155	1,053,370
L Brands, Inc.	32,601	1,818,158
Ross Stores, Inc.	20,538	1,385,699
TJX Companies, Inc.	48,408	2,519,152
		10,224,926
Automotive Retail - 3.6%
AutoZone, Inc. (a)	2,300	1,031,734
O'Reilly Automotive, Inc. (a)	18,813	2,356,516
		3,388,250
Home Improvement Retail - 3.8%
Home Depot, Inc.	2,485	196,390
Lowe's Companies, Inc.	74,151	3,305,652
		3,502,042
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Homefurnishing Retail - 3.0%
Bed Bath & Beyond, Inc. (a)	15,754	$ 1,204,708
Williams-Sonoma, Inc.	27,058	1,592,634
		2,797,342
Specialty Stores - 11.1%
Cabela's, Inc. Class A (a)	22,604	1,551,539
Dick's Sporting Goods, Inc.	39,763	2,044,216
PetSmart, Inc.	26,589	1,946,847
Sally Beauty Holdings, Inc. (a)	38,900	1,186,839
Staples, Inc.	56,300	958,226
Tractor Supply Co.	14,471	1,752,872
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	9,444	952,900
		10,393,439
TOTAL SPECIALTY RETAIL		30,305,999
TEXTILES, APPAREL & LUXURY GOODS - 9.5%
Apparel, Accessories & Luxury Goods - 5.3%
Michael Kors Holdings Ltd. (a)	9,765	657,575
PVH Corp.	8,500	1,120,215
Swatch Group AG (Bearer) (Reg.)	9,186	948,428
Vera Bradley, Inc. (a)(d)	26,841	650,626
VF Corp.	8,114	1,598,458
		4,975,302
Footwear - 4.2%
NIKE, Inc. Class B	36,732	2,311,177
Steven Madden Ltd. (a)	9,391	482,885
Wolverine World Wide, Inc.	19,948	1,147,209
		3,941,271
TOTAL TEXTILES, APPAREL & LUXURY GOODS		8,916,573
TOTAL COMMON STOCKS (Cost $73,667,037)		91,746,221
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	3,075,914	$ 3,075,914
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	477,500	477,500
TOTAL MONEY MARKET FUNDS (Cost $3,553,414)		3,553,414
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $77,220,451)	95,299,635
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(1,786,111)
NET ASSETS - 100%	$ 93,513,524
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,345
Fidelity Securities Lending Cash Central Fund	2,902
Total	$ 4,247
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $462,984) - See accompanying schedule: Unaffiliated issuers (cost $73,667,037)	$ 91,746,221
Fidelity Central Funds (cost $3,553,414)	3,553,414
Total Investments (cost $77,220,451)		$ 95,299,635
Receivable for investments sold		829,855
Receivable for fund shares sold		572,237
Dividends receivable		45,126
Distributions receivable from Fidelity Central Funds		1,908
Other receivables		601
Total assets		96,749,362

Liabilities
Payable for investments purchased	$ 2,555,024
Payable for fund shares redeemed	75,820
Accrued management fee	39,764
Distribution and service plan fees payable	30,226
Other affiliated payables	19,194
Other payables and accrued expenses	38,310
Collateral on securities loaned, at value	477,500
Total liabilities		3,235,838

Net Assets		$ 93,513,524
Net Assets consist of:
Paid in capital		$ 70,345,155
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,089,246
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,079,123
Net Assets		$ 93,513,524

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($45,292,056 ÷ 2,312,518 shares)	$ 19.59

Maximum offering price per share (100/94.25 of $19.59)	$ 20.79
Class T: Net Asset Value and redemption price per share ($15,613,060 ÷ 835,761 shares)	$ 18.68

Maximum offering price per share (100/96.50 of $18.68)	$ 19.36
Class B: Net Asset Value and offering price per share ($2,388,613 ÷ 141,765 shares)A	$ 16.85

Class C: Net Asset Value and offering price per share ($17,176,239 ÷ 1,016,214 shares)A	$ 16.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,043,556 ÷ 629,475 shares)	$ 20.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 835,687
Income from Fidelity Central Funds		4,247
Total income		839,934

Expenses
Management fee	$ 390,461
Transfer agent fees	184,656
Distribution and service plan fees	307,946
Accounting and security lending fees	27,508
Custodian fees and expenses	14,882
Independent trustees' compensation	491
Registration fees	61,430
Audit	58,188
Legal	222
Interest	264
Miscellaneous	564
Total expenses before reductions	1,046,612
Expense reductions	(10,885)	1,035,727
Net investment income (loss)		(195,793)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,881,485
Foreign currency transactions	592
Total net realized gain (loss)		9,882,077
Change in net unrealized appreciation (depreciation) on: Investment securities	10,583,773
Assets and liabilities in foreign currencies	36
Total change in net unrealized appreciation (depreciation)		10,583,809
Net gain (loss)		20,465,886
Net increase (decrease) in net assets resulting from operations		$ 20,270,093

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (195,793)	$ (44,525)
Net realized gain (loss)	9,882,077	3,542,404
Change in net unrealized appreciation (depreciation)	10,583,809	762,372
Net increase (decrease) in net assets resulting from operations	20,270,093	4,260,251
Distributions to shareholders from net investment income	-	(82,290)
Distributions to shareholders from net realized gain	(6,688,896)	(2,716,672)
Total distributions	(6,688,896)	(2,798,962)
Share transactions - net increase (decrease)	16,864,514	8,335,613
Redemption fees	6,411	3,533
Total increase (decrease) in net assets	30,452,122	9,800,435

Net Assets
Beginning of period	63,061,402	53,260,967
End of period (including accumulated net investment loss of $0 and $149,267, respectively)	$ 93,513,524	$ 63,061,402

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.22	$ 16.00	$ 12.75	$ 10.26	$ 11.41
Income from Investment Operations
Net investment income (loss) C	(.02)	.01	(.02)	(.02)	.04
Net realized and unrealized gain (loss)	5.04	1.07	3.27	2.51	(1.16)
Total from investment operations	5.02	1.08	3.25	2.49	(1.12)
Distributions from net investment income	-	(.03)	-	-	(.03)
Distributions from net realized gain	(1.65)	(.83)	-	-	-
Total distributions	(1.65)	(.86)	-	-	(.03)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 19.59	$ 16.22	$ 16.00	$ 12.75	$ 10.26
Total Return A, B	33.65%	7.96%	25.49%	24.27%	(9.81)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.31%	1.38%	1.39%	1.44%	1.62%
Expenses net of fee waivers, if any	1.31%	1.38%	1.39%	1.40%	1.40%
Expenses net of all reductions	1.29%	1.37%	1.38%	1.39%	1.40%
Net investment income (loss)	(.10)%	.04%	(.15)%	(.15)%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,292	$ 26,547	$ 23,447	$ 19,423	$ 13,010
Portfolio turnover rate E	146%	217%	179%	163%	99%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.57	$ 15.43	$ 12.32	$ 9.94	$ 11.07
Income from Investment Operations
Net investment income (loss) C	(.06)	(.03)	(.06)	(.05)	.01
Net realized and unrealized gain (loss)	4.81	1.02	3.17	2.43	(1.12)
Total from investment operations	4.75	.99	3.11	2.38	(1.11)
Distributions from net investment income	-	(.02)	-	-	(.02)
Distributions from net realized gain	(1.64)	(.83)	-	-	-
Total distributions	(1.64)	(.85)	-	-	(.02)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 18.68	$ 15.57	$ 15.43	$ 12.32	$ 9.94
Total Return A, B	33.25%	7.62%	25.24%	23.94%	(10.04)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.60%	1.64%	1.66%	1.71%	1.89%
Expenses net of fee waivers, if any	1.60%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.58%	1.63%	1.64%	1.64%	1.65%
Net investment income (loss)	(.39)%	(.23)%	(.40)%	(.40)%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,613	$ 10,447	$ 9,897	$ 8,018	$ 6,738
Portfolio turnover rate E	146%	217%	179%	163%	99%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.23	$ 14.23	$ 11.42	$ 9.26	$ 10.35
Income from Investment Operations
Net investment income (loss) C	(.13)	(.10)	(.12)	(.10)	(.03)
Net realized and unrealized gain (loss)	4.36	.93	2.93	2.26	(1.06)
Total from investment operations	4.23	.83	2.81	2.16	(1.09)
Distributions from net realized gain	(1.61)	(.83)	-	-	-
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 16.85	$ 14.23	$ 14.23	$ 11.42	$ 9.26
Total Return A, B	32.61%	7.11%	24.61%	23.33%	(10.53)%
Ratios to Average Net Assets D, F
Expenses before reductions	2.09%	2.13%	2.15%	2.21%	2.38%
Expenses net of fee waivers, if any	2.09%	2.13%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.07%	2.12%	2.13%	2.14%	2.15%
Net investment income (loss)	(.88)%	(.72)%	(.90)%	(.90)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,389	$ 2,577	$ 3,170	$ 3,643	$ 3,550
Portfolio turnover rate E	146%	217%	179%	163%	99%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 14.26	$ 11.44	$ 9.27	$ 10.37
Income from Investment Operations
Net investment income (loss) C	(.12)	(.09)	(.12)	(.10)	(.03)
Net realized and unrealized gain (loss)	4.37	.93	2.94	2.27	(1.07)
Total from investment operations	4.25	.84	2.82	2.17	(1.10)
Distributions from net realized gain	(1.62)	(.83)	-	-	-
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 16.90	$ 14.27	$ 14.26	$ 11.44	$ 9.27
Total Return A, B	32.68%	7.17%	24.65%	23.41%	(10.61)%
Ratios to Average Net Assets D, F
Expenses before reductions	2.04%	2.09%	2.11%	2.12%	2.38%
Expenses net of fee waivers, if any	2.04%	2.09%	2.11%	2.12%	2.15%
Expenses net of all reductions	2.02%	2.08%	2.09%	2.11%	2.15%
Net investment income (loss)	(.83)%	(.68)%	(.86)%	(.87)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,176	$ 13,507	$ 7,341	$ 9,288	$ 2,955
Portfolio turnover rate E	146%	217%	179%	163%	99%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.04	$ 16.72	$ 13.27	$ 10.66	$ 11.84
Income from Investment Operations
Net investment income (loss) B	.04	.07	.03	.02	.06
Net realized and unrealized gain (loss)	5.32	1.13	3.42	2.60	(1.20)
Total from investment operations	5.36	1.20	3.45	2.62	(1.14)
Distributions from net investment income	-	(.05)	-	(.01)	(.04)
Distributions from net realized gain	(1.68)	(.83)	-	-	-
Total distributions	(1.68)	(.88)	-	(.01)	(.04)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 20.72	$ 17.04	$ 16.72	$ 13.27	$ 10.66
Total Return A	34.06%	8.33%	26.00%	24.62%	(9.59)%
Ratios to Average Net Assets C, E
Expenses before reductions	.97%	1.00%	1.03%	1.09%	1.15%
Expenses net of fee waivers, if any	.97%	1.00%	1.03%	1.09%	1.15%
Expenses net of all reductions	.96%	.99%	1.01%	1.08%	1.15%
Net investment income (loss)	.24%	.41%	.22%	.16%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,044	$ 9,984	$ 9,406	$ 9,013	$ 5,990
Portfolio turnover rate D	146%	217%	179%	163%	99%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,161,487
Gross unrealized depreciation	(389,193)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,772,294

Tax Cost	$ 77,527,341

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 3,048,702
Undistributed long-term capital gain	$ 2,347,434
Net unrealized appreciation (depreciation)	$ 17,772,233

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 780,691	$ 82,290
Long-term Capital Gains	5,908,205	2,716,672
Total	$ 6,688,896	$ 2,798,962

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $110,509,724 and $101,562,267, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 77,885	$ 3,866
Class T	.25%	.25%	61,512	1,386
Class B	.75%	.25%	23,988	18,176
Class C	.75%	.25%	144,561	31,768
			$ 307,946	$ 55,196

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,360
Class T	6,367
Class B*	1,558
Class C*	1,611
$ 37,896

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 84,940.27
Class T	38,120.31
Class B	7,230.30
Class C	35,745.25
Institutional Class	18,621.19
	$ 184,656

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,020 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $161 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,902. During the period, there were no securities loaned to FCM.

Annual Report

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $2,473,333. The weighted average interest rate was .64%. The interest expense amounted to $264 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $10,885 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ -	$ 44,402
Class T	-	11,934
Institutional Class	-	25,954
Total	$ -	$ 82,290
From net realized gain
Class A	$ 2,760,192	$ 1,117,697
Class T	1,156,068	525,372
Class B	276,657	185,641
Class C	1,553,543	423,815
Institutional Class	942,436	464,147
Total	$ 6,688,896	$ 2,716,672

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	1,258,652	717,075	$ 22,336,491	$ 11,323,395
Reinvestment of distributions	153,097	76,740	2,439,799	1,020,698
Shares redeemed	(736,031)	(622,172)	(12,466,044)	(9,280,575)
Net increase (decrease)	675,718	171,643	$ 12,310,246	$ 3,063,518
Class T
Shares sold	212,852	117,936	$ 3,581,408	$ 1,759,305
Reinvestment of distributions	73,194	40,961	1,114,024	523,233
Shares redeemed	(121,300)	(129,403)	(1,949,037)	(1,880,946)
Net increase (decrease)	164,746	29,494	$ 2,746,395	$ 401,592
Class B
Shares sold	14,257	21,180	$ 220,513	$ 276,635
Reinvestment of distributions	16,131	13,190	223,127	154,193
Shares redeemed	(69,701)	(76,089)	(1,023,777)	(1,037,384)
Net increase (decrease)	(39,313)	(41,719)	$ (580,137)	$ (606,556)
Class C
Shares sold	555,264	581,986	$ 8,601,818	$ 8,055,378
Reinvestment of distributions	102,005	33,472	1,411,723	392,295
Shares redeemed	(587,502)	(183,759)	(8,790,601)	(2,469,033)
Net increase (decrease)	69,767	431,699	$ 1,222,940	$ 5,978,640

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Institutional Class
Shares sold	404,001	1,043,471	$ 7,620,195	$ 16,050,433
Reinvestment of distributions	46,665	13,483	784,588	188,283
Shares redeemed	(407,175)	(1,033,551)	(7,239,713)	(16,740,297)
Net increase (decrease)	43,491	23,403	$ 1,165,070	$ (501,581)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Advisor Electronics Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	15.22%	7.55%	4.02%
Class T (incl. 3.50% sales charge)	17.70%	7.80%	4.00%
Class B (incl. contingent deferred sales charge) A	16.44%	7.73%	4.09%
Class C (incl. contingent deferred sales charge) B	20.34%	8.02%	3.85%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Electronics Fund - Class A on July 31, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Electronics Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Stephen Barwikowski, who became sole Portfolio Manager of Fidelity Advisor® Electronics Fund on January 30, 2013: For the year, the fund's Class A, Class T, Class B and Class C shares returned 22.25%, 21.97%, 21.44% and 21.34%, respectively (excluding sales charges), about in line with the 21.44% return of the MSCI® U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index but lagging the S&P 500®. While chip stocks, which make up the vast majority of the MSCI index, did well on an absolute basis during the period, there were pockets of weakness in some major components, resulting in the industry's underperformance versus the broader market. Stocks in the semiconductor and semi equipment space are extremely cyclical and react strongly to shifting supply and demand, so a lot of my work is focused on determining where we are with respect to the cyclical forces affecting these industries. Beyond that, I want to identify which companies have the products and management teams that best position them to take advantage of broader industry cycles. During the period, I was correct in my view that companies tied to the personal computer industry would remain challenged by longer-term erosion of PC demand. In fact, the fund's biggest contributor versus the MSCI index by a wide margin was benchmark heavyweight Intel, the dominant supplier of PC chips. Intel aided our results because it performed poorly and the fund carried a large underweighting here. With that said, later in the period, as the stock market pushed higher and valuations became relatively rich, in my view, I added to the fund's exposure to higher-quality companies and raised its cash level. As part of this tilt toward quality, I significantly increased the fund's stake in Intel, making it the fund's largest holding at period end, although it remained a sizable underweighting versus the MSCI index. Other relative contributors included a large overweighting in Freescale Semiconductor - a position I scaled back considerably - and a non-index stake in Dutch holding NXP Semiconductors. Conversely, I'd say the most disappointing aspect of the fund's positioning was its emphasis on stocks tied to the mobile communications industry. In particular, the high end of the smartphone market appeared to be getting saturated, and this was reflected in slower earnings and revenue growth at companies that make components for these phones - including Broadcom, the fund's largest holding during the period. Although Broadcom's stock plummeted in July on disappointing quarterly sales, I remained bullish on its longer-term prospects. Elsewhere, not owning strong-performing benchmark component Cree, which manufactures semiconductors used in light-emitting diode (LED) products, worked against us. This stock seemed expensive to me from the start, and even more so as it kept climbing during the period. A sizable underweighting in leading semiconductor equipment maker and index component Applied Materials, which I sold in February, hurt as well. I thought the market overvalued this stock and chip equipment stocks in general, but I was wrong in both cases.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.40%
Actual		$ 1,000.00	$ 1,165.90	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class T	1.65%
Actual		$ 1,000.00	$ 1,164.50	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class B	2.15%
Actual		$ 1,000.00	$ 1,162.20	$ 11.53
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.15%
Actual		$ 1,000.00	$ 1,161.10	$ 11.52
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,167.20	$ 6.18
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Electronics Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	10.0	8.4
Broadcom Corp. Class A	8.5	9.6
Intersil Corp. Class A	4.7	4.8
Altera Corp.	4.6	7.7
QUALCOMM, Inc.	4.3	1.6
Texas Instruments, Inc.	3.7	2.7
Jabil Circuit, Inc.	3.7	2.9
Maxim Integrated Products, Inc.	3.5	0.5
ON Semiconductor Corp.	3.4	2.9
Analog Devices, Inc.	3.2	1.0
	49.6
Top Industries (% of fund's net assets)
As of July 31, 2013
Semiconductors & Semiconductor Equipment	71.3%
Electronic Equipment & Components	8.8%
Communications Equipment	7.6%
Computers & Peripherals	3.8%
Internet Software & Services	0.9%
All Others*	7.6%

As of January 31, 2013
Semiconductors & Semiconductor Equipment	78.6%
Electronic Equipment & Components	10.6%
Computers & Peripherals	4.7%
Communications Equipment	2.8%
Software	0.1%
All Others*	3.2%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Electronics Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	$ 1
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Office Services & Supplies - 0.3%
West Corp.	2,298	50,464
COMMUNICATIONS EQUIPMENT - 7.6%
Communications Equipment - 7.6%
Aruba Networks, Inc. (a)	3,422	60,843
BlackBerry Ltd. (a)	5,352	47,258
F5 Networks, Inc. (a)	672	58,975
Juniper Networks, Inc. (a)	4,787	103,734
NETGEAR, Inc. (a)	1,600	47,696
Polycom, Inc. (a)	4,422	42,274
QUALCOMM, Inc.	10,714	691,589
Radware Ltd. (a)	4,266	58,444
Riverbed Technology, Inc. (a)	6,705	104,866
		1,215,679
COMPUTERS & PERIPHERALS - 3.8%
Computer Hardware - 2.2%
Apple, Inc.	657	297,293
Dell, Inc.	3,800	48,146
		345,439
Computer Storage & Peripherals - 1.6%
EMC Corp.	6,248	163,385
Fusion-io, Inc. (a)	2,889	41,659
SanDisk Corp.	865	47,679
		252,723
TOTAL COMPUTERS & PERIPHERALS		598,162
ELECTRONIC EQUIPMENT & COMPONENTS - 8.8%
Electronic Components - 1.5%
Aeroflex Holding Corp. (a)	27,902	209,823
Corning, Inc.	374	5,681
Universal Display Corp. (a)	800	23,160
		238,664
Electronic Manufacturing Services - 5.8%
Flextronics International Ltd. (a)	6,412	55,528
Jabil Circuit, Inc.	25,389	583,693
TTM Technologies, Inc. (a)	30,644	283,151
Viasystems Group, Inc. (a)	12	178
		922,550
Technology Distributors - 1.5%
Arrow Electronics, Inc. (a)	3,328	151,923
Avnet, Inc. (a)	2,185	82,309
		234,232
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,395,446

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
Demand Media, Inc. (a)	7,770	$ 50,816
Google, Inc. Class A (a)	53	47,043
Rackspace Hosting, Inc. (a)	868	39,312
Velti PLC (a)	7,870	8,893
		146,064
IT SERVICES - 0.7%
Data Processing & Outsourced Services - 0.7%
EVERTEC, Inc.	1,651	39,459
VeriFone Systems, Inc. (a)	3,843	73,286
		112,745
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 70.0%
Semiconductor Equipment - 0.6%
GT Advanced Technologies, Inc. (a)(d)	8,481	44,016
Lam Research Corp. (a)	342	16,833
Teradyne, Inc. (a)	2,437	40,186
		101,035
Semiconductors - 69.4%
Advanced Micro Devices, Inc. (a)(d)	27,506	103,698
Altera Corp.	20,760	738,226
Analog Devices, Inc.	10,476	517,095
Avago Technologies Ltd.	11,480	421,086
Broadcom Corp. Class A	49,364	1,360,965
Cypress Semiconductor Corp.	12,500	159,625
Entropic Communications, Inc. (a)	6,904	30,585
EZchip Semiconductor Ltd. (a)	1,326	41,968
Freescale Semiconductor Holdings I Ltd. (a)(d)	7,351	115,411
Inphi Corp. (a)	7,530	87,800
Intel Corp.	68,108	1,586,915
Intermolecular, Inc. (a)	6,205	39,216
Intersil Corp. Class A	72,865	743,952
LSI Corp.	31,832	247,653
M/A-COM Technology Solutions, Inc. (a)	1,812	29,046
Marvell Technology Group Ltd.	19,391	251,501
Maxim Integrated Products, Inc.	19,256	550,722
MediaTek, Inc.	4,000	48,008
Microchip Technology, Inc. (d)	6,464	256,879
Micron Technology, Inc. (a)	30,231	400,561
Motech Industries, Inc. (a)	1	1
NVIDIA Corp.	22,583	325,873
NXP Semiconductors NV (a)	7,118	232,403
O2Micro International Ltd. sponsored ADR (a)	9,835	31,669
Omnivision Technologies, Inc. (a)	5,960	96,910
ON Semiconductor Corp. (a)	65,035	535,888
PMC-Sierra, Inc. (a)	41,906	276,789
RDA Microelectronics, Inc. sponsored ADR	4,409	49,645
Samsung Electronics Co. Ltd.	78	88,849
Skyworks Solutions, Inc. (a)	20,428	490,681
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Spansion, Inc. Class A (a)	700	$ 8,260
Texas Instruments, Inc.	15,091	591,567
Trident Microsystems, Inc. (a)	19	0
Volterra Semiconductor Corp. (a)	4,731	71,296
Xilinx, Inc.	10,970	512,189
		11,042,932
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		11,143,967
SOFTWARE - 0.6%
Application Software - 0.3%
Nuance Communications, Inc. (a)	3,075	57,687
Systems Software - 0.3%
Allot Communications Ltd. (a)	3,157	46,187
TOTAL SOFTWARE		103,874
TOTAL COMMON STOCKS (Cost $16,164,095)		14,766,402
Convertible Bonds - 1.3%
	Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
Semiconductors - 1.3%
Micron Technology, Inc.:
1.625% 2/15/33 (e)	$ 30,000	41,250
1.875% 8/1/31	83,000	121,803
3.125% 5/1/32	25,000	37,547
TOTAL CONVERTIBLE BONDS (Cost $131,712)		200,600
Money Market Funds - 8.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	926,280	$ 926,280
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	402,720	402,720
TOTAL MONEY MARKET FUNDS (Cost $1,329,000)		1,329,000
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $17,624,807)		16,296,002
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(369,380)
NET ASSETS - 100%		$ 15,926,622
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,250 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 781
Fidelity Securities Lending Cash Central Fund	3,699
Total	$ 4,480
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 14,766,402	$ 14,766,401	$ 1	$ -
Convertible Bonds	200,600	-	200,600	-
Money Market Funds	1,329,000	1,329,000	-	-
Total Investments in Securities:	$ 16,296,002	$ 16,095,401	$ 200,601	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $397,490) - See accompanying schedule: Unaffiliated issuers (cost $16,295,807)	$ 14,967,002
Fidelity Central Funds (cost $1,329,000)	1,329,000
Total Investments (cost $17,624,807)		$ 16,296,002
Cash		42,495
Receivable for investments sold		274,579
Receivable for fund shares sold		8,429
Dividends receivable		5,432
Interest receivable		1,202
Distributions receivable from Fidelity Central Funds		206
Receivable from investment adviser for expense reductions		8,221
Other receivables		376
Total assets		16,636,942

Liabilities
Payable for investments purchased	$ 230,507
Payable for fund shares redeemed	13,808
Accrued management fee	6,750
Distribution and service plan fees payable	5,606
Other affiliated payables	3,779
Audit fees payable	33,556
Custodian fees payable	13,594
Collateral on securities loaned, at value	402,720
Total liabilities		710,320

Net Assets		$ 15,926,622
Net Assets consist of:
Paid in capital		$ 24,626,150
Accumulated net investment loss		(32,651)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,338,065)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,328,812)
Net Assets		$ 15,926,622

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,833,100 ÷ 564,746 shares)	$ 10.33

Maximum offering price per share (100/94.25 of $10.33)	$ 10.96
Class T: Net Asset Value and redemption price per share ($3,756,334 ÷ 373,747 shares)	$ 10.05

Maximum offering price per share (100/96.50 of $10.05)	$ 10.41
Class B: Net Asset Value and offering price per share ($305,890 ÷ 32,351 shares)A	$ 9.46

Class C: Net Asset Value and offering price per share ($3,157,298 ÷ 334,289 shares)A	$ 9.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,874,000 ÷ 269,050 shares)	$ 10.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Electronics Fund
Financial Statements - continued

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 173,006
Interest		4,420
Income from Fidelity Central Funds		4,480
Total income		181,906

Expenses
Management fee	$ 77,667
Transfer agent fees	43,691
Distribution and service plan fees	66,485
Accounting and security lending fees	5,562
Custodian fees and expenses	42,407
Independent trustees' compensation	100
Registration fees	55,940
Audit	45,012
Legal	95
Miscellaneous	143
Total expenses before reductions	337,102
Expense reductions	(113,435)	223,667
Net investment income (loss)		(41,761)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(680,074)
Foreign currency transactions	(378)
Total net realized gain (loss)		(680,452)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,203,680
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		3,203,673
Net gain (loss)		2,523,221
Net increase (decrease) in net assets resulting from operations		$ 2,481,460

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (41,761)	$ (132,080)
Net realized gain (loss)	(680,452)	(811,690)
Change in net unrealized appreciation (depreciation)	3,203,673	(927,864)
Net increase (decrease) in net assets resulting from operations	2,481,460	(1,871,634)
Share transactions - net increase (decrease)	(3,915,862)	925,003
Redemption fees	1,278	775
Total increase (decrease) in net assets	(1,433,124)	(945,856)

Net Assets
Beginning of period	17,359,746	18,305,602
End of period (including accumulated net investment loss of $32,651 and accumulated net investment loss of $91,150, respectively)	$ 15,926,622	$ 17,359,746

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.45	$ 8.93	$ 7.14	$ 6.59	$ 6.79
Income from Investment Operations
Net investment income (loss) C	(.01)	(.05)	(.04)	(.01)	.04
Net realized and unrealized gain (loss)	1.89	(.43)	1.83	.59	(.24)
Total from investment operations	1.88	(.48)	1.79	.58	(.20)
Distributions from net investment income	-	-	-	(.03)	-
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.33	$ 8.45	$ 8.93	$ 7.14	$ 6.59
Total Return A, B	22.25%	(5.38)%	25.07%	8.74%	(2.95)%
Ratios to Average Net Assets D, F
Expenses before reductions	2.18%	1.88%	1.89%	1.97%	2.44%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.37%	1.39%	1.39%	1.39%	1.40%
Net investment income (loss)	(.07)%	(.53)%	(.40)%	(.15)%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,833	$ 6,000	$ 7,537	$ 5,394	$ 5,433
Portfolio turnover rate E	179%	140%	166%	87%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 8.73	$ 7.00	$ 6.46	$ 6.67
Income from Investment Operations
Net investment income (loss) C	(.03)	(.07)	(.06)	(.03)	.02
Net realized and unrealized gain (loss)	1.84	(.42)	1.79	.58	(.23)
Total from investment operations	1.81	(.49)	1.73	.55	(.21)
Distributions from net investment income	-	-	-	(.01)	-
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.05	$ 8.24	$ 8.73	$ 7.00	$ 6.46
Total Return A, B	21.97%	(5.61)%	24.71%	8.50%	(3.15)%
Ratios to Average Net Assets D, F
Expenses before reductions	2.48%	2.23%	2.25%	2.26%	2.77%
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.62%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	(.32)%	(.78)%	(.65)%	(.40)%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,756	$ 3,909	$ 4,476	$ 3,862	$ 4,195
Portfolio turnover rate E	179%	140%	166%	87%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.79	$ 8.29	$ 6.69	$ 6.19	$ 6.43
Income from Investment Operations
Net investment income (loss) C	(.07)	(.10)	(.09)	(.06)	- G
Net realized and unrealized gain (loss)	1.74	(.40)	1.69	.56	(.24)
Total from investment operations	1.67	(.50)	1.60	.50	(.24)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 9.46	$ 7.79	$ 8.29	$ 6.69	$ 6.19
Total Return A, B	21.44%	(6.03)%	23.92%	8.08%	(3.73)%
Ratios to Average Net Assets D, F
Expenses before reductions	2.95%	2.70%	2.76%	2.73%	3.22%
Expenses net of fee waivers, if any	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.12%	2.15%	2.14%	2.15%	2.15%
Net investment income (loss)	(.82)%	(1.29)%	(1.15)%	(.90)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 306	$ 459	$ 691	$ 1,073	$ 1,197
Portfolio turnover rate E	179%	140%	166%	87%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.78	$ 8.29	$ 6.68	$ 6.18	$ 6.42
Income from Investment Operations
Net investment income (loss) C	(.07)	(.10)	(.09)	(.06)	- G
Net realized and unrealized gain (loss)	1.73	(.41)	1.70	.56	(.24)
Total from investment operations	1.66	(.51)	1.61	.50	(.24)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 9.44	$ 7.78	$ 8.29	$ 6.68	$ 6.18
Total Return A, B	21.34%	(6.15)%	24.10%	8.09%	(3.74)%
Ratios to Average Net Assets D, F
Expenses before reductions	2.93%	2.65%	2.70%	2.72%	3.21%
Expenses net of fee waivers, if any	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.12%	2.14%	2.14%	2.14%	2.15%
Net investment income (loss)	(.82)%	(1.28)%	(1.15)%	(.90)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,157	$ 3,721	$ 3,836	$ 3,256	$ 3,016
Portfolio turnover rate E	179%	140%	166%	87%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 9.19	$ 7.33	$ 6.75	$ 6.94
Income from Investment Operations
Net investment income (loss) B	.02	(.02)	(.01)	.01	.05
Net realized and unrealized gain (loss)	1.94	(.45)	1.87	.60	(.24)
Total from investment operations	1.96	(.47)	1.86	.61	(.19)
Distributions from net investment income	-	-	-	(.03)	-
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.68	$ 8.72	$ 9.19	$ 7.33	$ 6.75
Total Return A	22.48%	(5.11)%	25.38%	9.10%	(2.74)%
Ratios to Average Net Assets C, E
Expenses before reductions	1.86%	1.55%	1.42%	1.64%	2.16%
Expenses net of fee waivers, if any	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.12%	1.14%	1.14%	1.14%	1.15%
Net investment income (loss)	.18%	(.28)%	(.15)%	.11%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,874	$ 3,271	$ 1,765	$ 645	$ 367
Portfolio turnover rate D	179%	140%	166%	87%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 602,294
Gross unrealized depreciation	(2,171,412)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,569,118)

Tax Cost	$ 17,865,120

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (6,174,503)
Net unrealized appreciation (depreciation)	$ (1,569,125)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (310,663)
2017	(5,202,838)
Total with expiration	$ (5,513,501)
No expiration
Long-term	(661,002)
Total capital loss carryforward	$ (6,174,503)

The Fund intends to elect to defer to its fiscal year ending July 31, 2014, approximately $922,950 of capital losses recognized during the period November 1, 2012 to July 31, 2013.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $24,578,957 and $29,174,943, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 13,542	$ 583
Class T	.25%	.25%	17,534	368
Class B	.75%	.25%	3,638	2,751
Class C	.75%	.25%	31,771	4,778
			$ 66,485	$ 8,480

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,703
Class T	1,953
Class B*	1,547
Class C*	300
$ 7,503

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 16,578.31
Class T	12,936.37
Class B	1,121.31
Class C	9,864.31
Institutional Class	3,192.21
	$ 43,691

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,980 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,699. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$ 42,211
Class T	1.65%	29,046
Class B	2.15%	2,922
Class C	2.15%	24,636
Institutional Class	1.15%	10,839
		$ 109,654

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $3,781 for the period.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	137,609	461,275	$ 1,216,436	$ 4,417,052
Shares redeemed	(283,233)	(595,271)	(2,448,434)	(4,948,629)
Net increase (decrease)	(145,624)	(133,996)	$ (1,231,998)	$ (531,577)
Class T
Shares sold	112,240	90,140	$ 987,721	$ 795,072
Shares redeemed	(212,855)	(128,587)	(1,812,736)	(1,079,505)
Net increase (decrease)	(100,615)	(38,447)	$ (825,015)	$ (284,433)
Class B
Shares sold	678	10,206	$ 4,830	$ 91,605
Shares redeemed	(27,225)	(34,653)	(220,563)	(276,903)
Net increase (decrease)	(26,547)	(24,447)	$ (215,733)	$ (185,298)
Class C
Shares sold	96,174	171,249	$ 799,164	$ 1,492,502
Shares redeemed	(240,043)	(156,060)	(1,893,943)	(1,218,105)
Net increase (decrease)	(143,869)	15,189	$ (1,094,779)	$ 274,397
Institutional Class
Shares sold	228,631	380,436	$ 2,347,005	$ 3,355,122
Shares redeemed	(334,852)	(197,302)	(2,895,342)	(1,703,208)
Net increase (decrease)	(106,221)	183,134	$ (548,337)	$ 1,651,914

Annual Report

Notes to Financial Statements - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Advisor Energy Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) C	13.99%	-1.69%	12.34%
Class T (incl. 3.50% sales charge) C	16.48%	-1.44%	12.37%
Class B (incl. contingent deferred sales charge) A,C	15.04%	-1.60%	12.41%
Class C (incl. contingent deferred sales charge) B,C	19.08%	-1.26%	12.19%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

C Prior to October 1, 2006, Fidelity Advisor Energy Fund was named Fidelity Advisor Natural Resources Fund, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Energy Fund - Class A on July 31, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Energy Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from John Dowd, Portfolio Manager of Fidelity Advisor® Energy Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 20.94%, 20.70%, 20.04% and 20.08%, respectively (excluding sales charges), outpacing the 19.36% return of the MSCI® U.S. IMI Energy 25-50 Index but falling short of the S&P 500®. The boom in domestic production of oil and natural gas brought about by successful new drilling techniques in North American shale beds continued to positively affect the energy sector. As part of my investment approach, I've been concentrating on owning companies I believe can help bring about U.S. energy independence, including specific firms in the domestic drilling, pipeline and refinery businesses. I look to own companies with some kind of competitive advantage that also are growing earnings and whose stock is selling at a reasonable value. Relative to the MSCI sector benchmark, stock picking was the primary driver of the fund's outperformance. I did well with investments in the outperforming E&P group, where firms such as Pioneer Natural Resources and Cabot Oil & Gas both posted gains of more than 70% and strongly contributed to relative performance. Although I held a sizable position in Exxon Mobil in an effort to maintain balanced risk characteristics in the fund, I remained significantly underweighted there, and the stock underperformed, making it the fund's largest relative contributor for the year. Among refiners, Tesoro was a big plus, as its stock price doubled on a smart acquisition and strong profit margins. Conversely, the fund was hurt by picks in oil/gas equipment and services, where National Oilwell Varco - one of the fund's largest holdings - fell under profit pressure. A non-index stake in Canada-based integrated oil/gas firm Suncor Energy and an overweighting in E&P firm Concho Resources also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.15%
Actual		$ 1,000.00	$ 1,067.90	$ 5.90
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76
Class T	1.35%
Actual		$ 1,000.00	$ 1,066.80	$ 6.92
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Class B	1.92%
Actual		$ 1,000.00	$ 1,063.90	$ 9.83
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 9.59
Class C	1.88%
Actual		$ 1,000.00	$ 1,064.00	$ 9.62
HypotheticalA		$ 1,000.00	$ 1,015.47	$ 9.39
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,069.10	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Energy Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	14.8	9.7
Chevron Corp.	7.9	9.7
Halliburton Co.	5.4	3.5
National Oilwell Varco, Inc.	4.1	4.2
EOG Resources, Inc.	4.0	3.1
Anadarko Petroleum Corp.	3.9	3.4
Schlumberger Ltd.	3.8	2.9
Occidental Petroleum Corp.	3.5	6.2
Continental Resources, Inc.	2.8	0.4
Suncor Energy, Inc.	2.7	2.4
	52.9
Top Industries (% of fund's net assets)
As of July 31, 2013
Oil, Gas & Consumable Fuels	74.5%
Energy Equipment & Services	21.8%
Hotels, Restaurants & Leisure	0.0%
All Others*	3.7%

As of January 31, 2013
Oil, Gas & Consumable Fuels	74.6%
Energy Equipment & Services	23.2%
Chemicals	1.0%
Metals & Mining	0.3%
Hotels, Restaurants & Leisure	0.0%
All Others*	0.9%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Energy Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 21.8%
Oil & Gas Drilling - 3.7%
Atwood Oceanics, Inc. (a)	12,300	$ 692,982
Ensco PLC Class A	321,735	18,448,285
Noble Corp.	109,898	4,198,104
Northern Offshore Ltd.	328,887	469,934
Vantage Drilling Co. (a)	1,049,730	1,931,503
		25,740,808
Oil & Gas Equipment & Services - 18.1%
Cameron International Corp. (a)	225,041	13,344,931
Core Laboratories NV	37,382	5,592,347
Dril-Quip, Inc. (a)	37,000	3,363,670
FMC Technologies, Inc. (a)	55,100	2,936,830
Geospace Technologies Corp. (a)	11,032	820,891
Halliburton Co.	825,567	37,307,373
National Oilwell Varco, Inc.	400,707	28,117,610
Oceaneering International, Inc.	24,473	1,984,516
Schlumberger Ltd.	322,164	26,201,598
Superior Energy Services, Inc. (a)	83,484	2,138,860
Total Energy Services, Inc.	53,200	788,858
Weatherford International Ltd. (a)	117,390	1,638,764
		124,236,248
TOTAL ENERGY EQUIPMENT & SERVICES		149,977,056
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights (a)	66,553	1
OIL, GAS & CONSUMABLE FUELS - 74.5%
Coal & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. (a)	95,000	516,800
Peabody Energy Corp.	204,914	3,393,376
		3,910,176
Integrated Oil & Gas - 34.4%
Chevron Corp.	430,970	54,254,813
Exxon Mobil Corp.	1,089,641	102,153,842
Hess Corp.	217,261	16,177,254
InterOil Corp. (a)(d)	40,000	3,428,000
Murphy Oil Corp.	273,112	18,495,145
Occidental Petroleum Corp.	270,348	24,074,489
Suncor Energy, Inc.	585,860	18,515,252
		237,098,795
Oil & Gas Exploration & Production - 30.6%
Anadarko Petroleum Corp.	299,429	26,505,455
Bankers Petroleum Ltd. (a)	966,600	2,804,467

	Shares	Value
Bonanza Creek Energy, Inc. (a)	84,482	$ 3,441,797
BPZ Energy, Inc. (a)	221,964	534,933
Cabot Oil & Gas Corp.	172,486	13,077,889
Canadian Natural Resources Ltd.	53,900	1,670,370
Cimarex Energy Co.	182,233	13,928,068
Cobalt International Energy, Inc. (a)	248,967	7,182,698
Concho Resources, Inc. (a)	58,894	5,282,203
Continental Resources, Inc. (a)	209,279	19,316,452
EOG Resources, Inc.	186,729	27,167,202
EPL Oil & Gas, Inc. (a)	72,660	2,336,746
EQT Corp.	167,046	14,449,479
Gulfport Energy Corp. (a)	94,325	5,018,090
Halcon Resources Corp. (a)	300,000	1,644,000
Kosmos Energy Ltd. (a)	60,000	633,600
Marathon Oil Corp.	444,497	16,161,911
Noble Energy, Inc.	286,108	17,878,889
Northern Oil & Gas, Inc. (a)	204,993	2,707,958
Oasis Petroleum, Inc. (a)	165,777	6,969,265
Painted Pony Petroleum Ltd. Class A (a)	142,700	1,035,065
PDC Energy, Inc. (a)	46,603	2,570,155
Pioneer Natural Resources Co.	101,019	15,633,700
Range Resources Corp.	11,300	893,830
Rosetta Resources, Inc. (a)	17,081	779,064
TAG Oil Ltd. (a)(d)	77,800	290,112
Whiting Petroleum Corp. (a)	13,900	715,433
		210,628,831
Oil & Gas Refining & Marketing - 3.6%
Calumet Specialty Products Partners LP	80,391	2,639,237
Marathon Petroleum Corp.	139,787	10,250,581
Northern Tier Energy LP Class A	44,772	1,126,016
Phillips 66	132,965	8,177,348
Tesoro Corp.	24,033	1,366,276
Valero Energy Corp.	36,955	1,321,880
		24,881,338
Oil & Gas Storage & Transport - 5.3%
Atlas Energy LP	102,750	5,421,090
Atlas Pipeline Partners LP	96,400	3,653,560
Magellan Midstream Partners LP	63,586	3,476,882
Markwest Energy Partners LP	32,400	2,274,804
Phillips 66 Partners LP	9,300	301,041
Targa Resources Corp.	46,147	3,145,841
Tesoro Logistics LP	62,024	3,317,664
The Williams Companies, Inc.	426,351	14,568,414
		36,159,296
TOTAL OIL, GAS & CONSUMABLE FUELS		512,678,436
TOTAL COMMON STOCKS (Cost $577,348,321)		662,655,493
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	24,709,280	$ 24,709,280
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,238,215	2,238,215
TOTAL MONEY MARKET FUNDS (Cost $26,947,495)		26,947,495
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $604,295,816)		689,602,988
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,138,817)
NET ASSETS - 100%		$ 688,464,171
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,692
Fidelity Securities Lending Cash Central Fund	312,654
Total	$ 321,346
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 662,655,493	$ 662,655,492	$ -	$ 1
Money Market Funds	26,947,495	26,947,495	-	-
Total Investments in Securities:	$ 689,602,988	$ 689,602,987	$ -	$ 1
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.3%
Canada	4.1%
Curacao	3.8%
United Kingdom	2.7%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $2,191,678) - See accompanying schedule: Unaffiliated issuers (cost $577,348,321)	$ 662,655,493
Fidelity Central Funds (cost $26,947,495)	26,947,495
Total Investments (cost $604,295,816)		$ 689,602,988
Receivable for investments sold		10,778,929
Receivable for fund shares sold		971,435
Dividends receivable		131,109
Distributions receivable from Fidelity Central Funds		21,688
Other receivables		7,472
Total assets		701,513,621

Liabilities
Payable for investments purchased	$ 8,926,289
Payable for fund shares redeemed	1,109,873
Accrued management fee	314,844
Distribution and service plan fees payable	249,455
Other affiliated payables	168,694
Other payables and accrued expenses	42,080
Collateral on securities loaned, at value	2,238,215
Total liabilities		13,049,450

Net Assets		$ 688,464,171
Net Assets consist of:
Paid in capital		$ 596,636,074
Accumulated net investment loss		(571,396)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,092,381
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		85,307,112
Net Assets		$ 688,464,171

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($279,797,847 ÷ 6,893,792 shares)	$ 40.59

Maximum offering price per share (100/94.25 of $40.59)	$ 43.07
Class T: Net Asset Value and redemption price per share ($223,248,369 ÷ 5,395,131 shares)	$ 41.38

Maximum offering price per share (100/96.50 of $41.38)	$ 42.88
Class B: Net Asset Value and offering price per share ($20,550,875 ÷ 545,908 shares)A	$ 37.65

Class C: Net Asset Value and offering price per share ($99,833,381 ÷ 2,632,786 shares)A	$ 37.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($65,033,699 ÷ 1,528,242 shares)	$ 42.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 11,241,598
Interest		32
Income from Fidelity Central Funds		321,346
Total income		11,562,976

Expenses
Management fee	$ 3,654,426
Transfer agent fees	1,795,877
Distribution and service plan fees	2,946,270
Accounting and security lending fees	239,551
Custodian fees and expenses	18,612
Independent trustees' compensation	4,677
Registration fees	83,931
Audit	48,976
Legal	2,389
Interest	178
Miscellaneous	5,798
Total expenses before reductions	8,800,685
Expense reductions	(74,922)	8,725,763
Net investment income (loss)		2,837,213
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,498,795
Foreign currency transactions	(7,491)
Total net realized gain (loss)		68,491,304
Change in net unrealized appreciation (depreciation) on: Investment securities	51,387,414
Assets and liabilities in foreign currencies	279
Total change in net unrealized appreciation (depreciation)		51,387,693
Net gain (loss)		119,878,997
Net increase (decrease) in net assets resulting from operations		$ 122,716,210

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,837,213	$ 3,591,237
Net realized gain (loss)	68,491,304	(47,752,015)
Change in net unrealized appreciation (depreciation)	51,387,693	(91,975,369)
Net increase (decrease) in net assets resulting from operations	122,716,210	(136,136,147)
Distributions to shareholders from net investment income	(2,261,471)	(3,625,437)
Share transactions - net increase (decrease)	(79,579,362)	(71,627,600)
Redemption fees	15,482	37,255
Total increase (decrease) in net assets	40,890,859	(211,351,929)

Net Assets
Beginning of period	647,573,312	858,925,241
End of period (including accumulated net investment loss of $571,396 and accumulated net investment loss of $503,083, respectively)	$ 688,464,171	$ 647,573,312

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 33.71	$ 40.17	$ 27.70	$ 25.82	$ 50.24
Income from Investment Operations
Net investment income (loss) C	.23	.25	.11	(.05)	(.04)
Net realized and unrealized gain (loss)	6.81	(6.50)	12.47	1.93	(17.48)
Total from investment operations	7.04	(6.25)	12.58	1.88	(17.52)
Distributions from net investment income	(.16)	(.21)	(.11)	-	-
Distributions from net realized gain	-	-	-	-	(6.90)
Total distributions	(.16)	(.21)	(.11)	-	(6.90)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 40.59	$ 33.71	$ 40.17	$ 27.70	$ 25.82
Total Return A, B	20.94%	(15.58)%	45.46%	7.28%	(38.86)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.16%	1.17%	1.16%	1.20%	1.22%
Expenses net of fee waivers, if any	1.16%	1.17%	1.16%	1.20%	1.22%
Expenses net of all reductions	1.15%	1.17%	1.16%	1.19%	1.21%
Net investment income (loss)	.61%	.72%	.30%	(.16)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 279,798	$ 253,332	$ 331,120	$ 214,407	$ 216,595
Portfolio turnover rate E	68%	88%	91%	103%	148%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 34.40	$ 41.04	$ 28.33	$ 26.47	$ 51.40
Income from Investment Operations
Net investment income (loss) C	.15	.18	.03	(.11)	(.10)
Net realized and unrealized gain (loss)	6.95	(6.65)	12.75	1.97	(17.93)
Total from investment operations	7.10	(6.47)	12.78	1.86	(18.03)
Distributions from net investment income	(.12)	(.17)	(.07)	-	-
Distributions from net realized gain	-	-	-	-	(6.90)
Total distributions	(.12)	(.17)	(.07)	-	(6.90)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 41.38	$ 34.40	$ 41.04	$ 28.33	$ 26.47
Total Return A, B	20.70%	(15.77)%	45.16%	7.03%	(38.99)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.36%	1.38%	1.37%	1.41%	1.45%
Expenses net of fee waivers, if any	1.36%	1.38%	1.37%	1.41%	1.45%
Expenses net of all reductions	1.35%	1.38%	1.37%	1.41%	1.45%
Net investment income (loss)	.40%	.50%	.09%	(.37)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 223,248	$ 215,488	$ 290,512	$ 219,051	$ 224,376
Portfolio turnover rate E	68%	88%	91%	103%	148%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.41	$ 37.61	$ 26.06	$ 24.48	$ 48.35
Income from Investment Operations
Net investment income (loss) C	(.05)	(.01)	(.15)	(.25)	(.22)
Net realized and unrealized gain (loss)	6.34	(6.09)	11.71	1.83	(16.75)
Total from investment operations	6.29	(6.10)	11.56	1.58	(16.97)
Distributions from net investment income	(.05)	(.10)	(.01)	-	-
Distributions from net realized gain	-	-	-	-	(6.90)
Total distributions	(.05)	(.10)	(.01)	-	(6.90)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 37.65	$ 31.41	$ 37.61	$ 26.06	$ 24.48
Total Return A, B	20.04%	(16.22)%	44.38%	6.45%	(39.31)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.92%	1.92%	1.93%	1.96%	1.96%
Expenses net of fee waivers, if any	1.92%	1.92%	1.93%	1.96%	1.96%
Expenses net of all reductions	1.91%	1.92%	1.92%	1.95%	1.96%
Net investment income (loss)	(.15)%	(.03)%	(.46)%	(.92)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,551	$ 28,558	$ 49,793	$ 44,330	$ 47,795
Portfolio turnover rate E	68%	88%	91%	103%	148%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.63	$ 37.88	$ 26.25	$ 24.65	$ 48.63
Income from Investment Operations
Net investment income (loss) C	(.04)	(.01)	(.15)	(.25)	(.21)
Net realized and unrealized gain (loss)	6.38	(6.13)	11.80	1.85	(16.87)
Total from investment operations	6.34	(6.14)	11.65	1.60	(17.08)
Distributions from net investment income	(.05)	(.11)	(.02)	-	-
Distributions from net realized gain	-	-	-	-	(6.90)
Total distributions	(.05)	(.11)	(.02)	-	(6.90)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 37.92	$ 31.63	$ 37.88	$ 26.25	$ 24.65
Total Return A, B	20.08%	(16.22)%	44.38%	6.49%	(39.31)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.90%	1.92%	1.90%	1.94%	1.96%
Expenses net of fee waivers, if any	1.90%	1.92%	1.90%	1.94%	1.96%
Expenses net of all reductions	1.88%	1.91%	1.89%	1.93%	1.95%
Net investment income (loss)	(.13)%	(.03)%	(.43)%	(.90)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,833	$ 93,504	$ 133,476	$ 90,596	$ 86,650
Portfolio turnover rate E	68%	88%	91%	103%	148%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.28	$ 41.95	$ 28.87	$ 26.83	$ 51.76
Income from Investment Operations
Net investment income (loss) B	.35	.37	.23	.04	.03
Net realized and unrealized gain (loss)	7.12	(6.79)	12.99	2.00	(18.06)
Total from investment operations	7.47	(6.42)	13.22	2.04	(18.03)
Distributions from net investment income	(.20)	(.25)	(.14)	-	-
Distributions from net realized gain	-	-	-	-	(6.90)
Total distributions	(.20)	(.25)	(.14)	-	(6.90)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 42.55	$ 35.28	$ 41.95	$ 28.87	$ 26.83
Total Return A	21.26%	(15.31)%	45.87%	7.60%	(38.68)%
Ratios to Average Net Assets C, E
Expenses before reductions	.88%	.86%	.86%	.90%	.95%
Expenses net of fee waivers, if any	.88%	.86%	.86%	.90%	.95%
Expenses net of all reductions	.86%	.85%	.85%	.90%	.94%
Net investment income (loss)	.89%	1.03%	.60%	.14%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,034	$ 56,692	$ 54,024	$ 27,338	$ 18,631
Portfolio turnover rate D	68%	88%	91%	103%	148%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 96,455,756
Gross unrealized depreciation	(12,514,959)
Net unrealized appreciation (depreciation) on securities and other investments	$ 83,940,797

Tax Cost	$ 605,662,191

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 448,988
Undistributed long-term capital gain	$ 8,458,755
Net unrealized appreciation (depreciation)	$ 83,940,737

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 2,261,471	$ 3,625,437

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $439,597,034 and $530,735,853, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 652,181	$ 26,074
Class T	.25%	.25%	1,086,030	31,960
Class B	.75%	.25%	248,405	188,161
Class C	.75%	.25%	959,654	132,283
			$ 2,946,270	$ 378,478

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 97,668
Class T	19,281
Class B*	31,798
Class C*	6,955
$ 155,702

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 762,709.29
Class T	537,672.25
Class B	75,017.30
Class C	267,056.28
Institutional Class	153,423.26
	$ 1,795,877

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,294 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,352,000.44%		$ 178

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,545 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund

Annual Report

7. Security Lending - continued

on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. At period end, there were no security loans outstanding with FCM. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $312,654, including $11,612 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $74,922 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ 1,079,554	$ 1,638,737
Class T	706,555	1,147,864
Class B	36,766	121,615
Class C	148,895	359,185
Institutional Class	289,701	358,036
Total	$ 2,261,471	$ 3,625,437

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	1,740,823	1,965,815	$ 65,442,879	$ 67,878,173
Reinvestment of distributions	27,199	41,823	963,658	1,442,046
Shares redeemed	(2,390,270)	(2,734,716)	(87,941,708)	(93,508,870)
Net increase (decrease)	(622,248)	(727,078)	$ (21,535,171)	$ (24,188,651)
Class T
Shares sold	467,358	716,955	$ 17,841,598	$ 25,119,936
Reinvestment of distributions	18,548	30,771	670,876	1,084,070
Shares redeemed	(1,355,160)	(1,562,534)	(50,748,604)	(54,290,373)
Net increase (decrease)	(869,254)	(814,808)	$ (32,236,130)	$ (28,086,367)
Class B
Shares sold	13,140	77,487	$ 454,110	$ 2,508,867
Reinvestment of distributions	989	3,337	32,636	107,704
Shares redeemed	(377,487)	(495,555)	(13,045,539)	(15,865,000)
Net increase (decrease)	(363,358)	(414,731)	$ (12,558,793)	$ (13,248,429)
Class C
Shares sold	525,111	443,617	$ 18,433,044	$ 14,508,195
Reinvestment of distributions	3,815	9,390	126,850	305,281
Shares redeemed	(851,939)	(1,020,680)	(29,267,435)	(32,456,638)
Net increase (decrease)	(323,013)	(567,673)	$ (10,707,541)	$ (17,643,162)
Institutional Class
Shares sold	923,636	947,827	$ 35,802,942	$ 33,843,047
Reinvestment of distributions	6,056	7,770	224,624	279,800
Shares redeemed	(1,008,582)	(636,276)	(38,569,293)	(22,583,838)
Net increase (decrease)	(78,890)	319,321	$ (2,541,727)	$ 11,539,009

Annual Report

Notes to Financial Statements - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Advisor Financial Services Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	25.34%	0.06%	-0.05%
Class T (incl. 3.50% sales charge)	28.02%	0.28%	-0.06%
Class B (incl. contingent deferred sales charge) A	27.00%	0.12%	0.02%
Class C (incl. contingent deferred sales charge) B	30.98%	0.50%	-0.19%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services Fund - Class A on July 31, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Financial Services Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Christopher Lee, who became Portfolio Manager of Fidelity Advisor® Financial Services Fund on May 21, 2013: For the 12-month period, the fund's Class A, Class T, Class B and Class C shares returned 32.99%, 32.66%, 32.00% and 31.98%, respectively (excluding sales charges), lagging the 38.04% gain of the MSCI® U.S. IMI Financials 25-50 Index and beating the S&P 500®. Increases in capital markets activity and rising asset values helped to fuel huge gains for several industries within the MSCI index. Exposure to the out-of-index data processing/outsourced services segment was the fund's biggest detractor versus the sector benchmark, mainly because of a large stake in VeriFone Systems, which makes electronic payment systems. Its shares plunged because of weak economic growth overseas, a management change and concern over competitive threats. Not owning enough of diversified financials firms Bank of America and JPMorgan Chase also hurt, as the shares of both these major index components rallied sharply. Lastly, a small cash position detracted. By contrast, stock picks in the thrifts/mortgage finance segment, positioning in diversified capital markets and an overweighting in diversified banks helped. Standouts included timely ownership of government-controlled mortgage giant Fannie Mae. I sold VeriFone and Fannie Mae, which were not in the sector index, from the portfolio. By period end, I had reduced total holdings from roughly 300 to about 70 names, while also significantly reducing our out-of-index and foreign exposure.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.28%
Actual		$ 1,000.00	$ 1,128.80	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41
Class T	1.53%
Actual		$ 1,000.00	$ 1,127.00	$ 8.07
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class B	2.03%
Actual		$ 1,000.00	$ 1,125.00	$ 10.70
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
Class C	2.02%
Actual		$ 1,000.00	$ 1,124.30	$ 10.64
HypotheticalA		$ 1,000.00	$ 1,014.78	$ 10.09
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,130.00	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Financial Services Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	5.3	0.0
JPMorgan Chase & Co.	5.0	0.6
Citigroup, Inc.	5.0	5.0
U.S. Bancorp	4.8	1.3
Capital One Financial Corp.	4.2	1.8
Wells Fargo & Co.	4.2	0.0
American Tower Corp.	2.8	0.0
MetLife, Inc.	2.7	0.2
Simon Property Group, Inc.	2.6	0.0
PNC Financial Services Group, Inc.	2.3	1.3
	38.9
Top Industries (% of fund's net assets)
As of July 31, 2013
Commercial Banks	19.9%
Insurance	19.4%
Diversified Financial Services	18.9%
Capital Markets	12.0%
Real Estate Investment Trusts	10.1%
All Others*	19.7%

As of January 31, 2013
Real Estate Investment Trusts	29.0%
Commercial Banks	24.0%
Insurance	13.2%
Capital Markets	12.1%
Diversified Financial Services	9.2%
All Others*	12.5%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Financial Services Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CAPITAL MARKETS - 12.0%
Asset Management & Custody Banks - 8.8%
Affiliated Managers Group, Inc. (a)	11,514	$ 2,076,550
Ameriprise Financial, Inc.	21,000	1,869,000
BlackRock, Inc. Class A	4,306	1,214,120
Carlyle Group LP	32,600	912,474
Invesco Ltd.	99,038	3,188,033
Oaktree Capital Group LLC Class A	21,900	1,182,381
The Blackstone Group LP	82,365	1,857,331
		12,299,889
Diversified Capital Markets - 1.0%
Deutsche Bank AG (NY Shares)	7,700	346,423
UBS AG (NY Shares)	55,303	1,087,810
		1,434,233
Investment Banking & Brokerage - 2.2%
FXCM, Inc. Class A (d)	43,600	719,400
Raymond James Financial, Inc.	54,400	2,397,408
		3,116,808
TOTAL CAPITAL MARKETS		16,850,930
COMMERCIAL BANKS - 19.9%
Diversified Banks - 9.8%
Comerica, Inc.	25,495	1,084,557
U.S. Bancorp	181,308	6,766,415
Wells Fargo & Co.	134,948	5,870,238
		13,721,210
Regional Banks - 10.1%
CIT Group, Inc. (a)	21,500	1,077,365
CoBiz, Inc.	57,191	574,198
Commerce Bancshares, Inc.	23,200	1,058,616
East West Bancorp, Inc.	43,100	1,328,773
Fifth Third Bancorp	111,540	2,144,914
First Horizon National Corp.	64,400	794,052
M&T Bank Corp. (d)	19,400	2,267,084
PNC Financial Services Group, Inc.	43,470	3,305,894
Popular, Inc. (a)	28,800	947,520
Texas Capital Bancshares, Inc. (a)	16,150	734,664
		14,233,080
TOTAL COMMERCIAL BANKS		27,954,290
CONSUMER FINANCE - 5.7%
Consumer Finance - 5.7%
Capital One Financial Corp.	85,238	5,883,127
Regional Management Corp. (a)	7,100	219,461
SLM Corp.	79,765	1,970,993
		8,073,581

	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.6%
Specialized Consumer Services - 0.6%
H&R Block, Inc.	28,300	$ 889,469
DIVERSIFIED FINANCIAL SERVICES - 18.9%
Other Diversified Financial Services - 15.3%
Bank of America Corp.	512,156	7,477,476
Citigroup, Inc.	133,665	6,969,293
JPMorgan Chase & Co.	125,281	6,981,910
		21,428,679
Specialized Finance - 3.6%
IntercontinentalExchange, Inc. (a)(d)	13,004	2,372,580
McGraw-Hill Companies, Inc.	29,000	1,793,940
MSCI, Inc. Class A (a)	26,382	924,689
		5,091,209
TOTAL DIVERSIFIED FINANCIAL SERVICES		26,519,888
HEALTH CARE PROVIDERS & SERVICES - 0.9%
Health Care Facilities - 0.9%
Brookdale Senior Living, Inc. (a)	45,100	1,313,312
INSURANCE - 19.4%
Insurance Brokers - 1.9%
Marsh & McLennan Companies, Inc.	65,300	2,734,111
Life & Health Insurance - 4.0%
MetLife, Inc.	79,226	3,836,123
Prudential PLC	36,839	654,253
Torchmark Corp.	15,700	1,115,956
		5,606,332
Multi-Line Insurance - 2.2%
American International Group, Inc.	29,030	1,321,155
Hartford Financial Services Group, Inc.	55,800	1,721,988
		3,043,143
Property & Casualty Insurance - 10.1%
ACE Ltd.	30,149	2,755,016
Allied World Assurance Co. Holdings Ltd.	19,000	1,798,350
Allstate Corp.	50,440	2,571,431
Axis Capital Holdings Ltd.	5,400	235,224
Berkshire Hathaway, Inc. Class B (a)	16,649	1,929,120
ProAssurance Corp.	32,600	1,745,078
The Travelers Companies, Inc.	37,792	3,157,522
		14,191,741
Reinsurance - 1.2%
Everest Re Group Ltd.	13,000	1,735,890
TOTAL INSURANCE		27,311,217
IT SERVICES - 3.8%
Data Processing & Outsourced Services - 3.8%
Fiserv, Inc. (a)	14,433	1,389,032
FleetCor Technologies, Inc. (a)	13,300	1,193,941
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Global Payments, Inc.	13,861	$ 641,903
The Western Union Co.	60,500	1,086,580
Visa, Inc. Class A	5,430	961,164
		5,272,620
PROFESSIONAL SERVICES - 1.1%
Research & Consulting Services - 1.1%
Dun & Bradstreet Corp.	6,100	632,143
Equifax, Inc.	13,270	839,062
		1,471,205
REAL ESTATE INVESTMENT TRUSTS - 10.1%
Mortgage REITs - 0.9%
Blackstone Mortgage Trust, Inc.	25,300	639,584
Redwood Trust, Inc.	40,500	686,070
		1,325,654
Retail REITs - 3.9%
Pennsylvania Real Estate Investment Trust (SBI)	37,600	778,320
Retail Properties America, Inc.	67,000	944,030
Simon Property Group, Inc.	23,238	3,719,474
		5,441,824
Specialized REITs - 5.3%
American Tower Corp.	55,500	3,928,845
Rayonier, Inc.	36,000	2,103,840
Ventas, Inc.	22,235	1,461,729
		7,494,414
TOTAL REAL ESTATE INVESTMENT TRUSTS		14,261,892
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.7%
Real Estate Operating Companies - 0.7%
Forest City Enterprises, Inc. Class A (a)	54,000	946,080
Real Estate Services - 3.0%
Altisource Portfolio Solutions SA	19,800	2,441,538
CBRE Group, Inc. (a)	78,687	1,823,178
		4,264,716
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		5,210,796

	Shares	Value
THRIFTS & MORTGAGE FINANCE - 2.1%
Thrifts & Mortgage Finance - 2.1%
MGIC Investment Corp. (a)	50,000	$ 382,000
Ocwen Financial Corp. (a)	49,400	2,352,428
Radian Group, Inc.	19,600	275,380
		3,009,808
TOTAL COMMON STOCKS (Cost $129,086,317)		138,139,008
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.11% (b)	3,539,309	3,539,309
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,150,375	3,150,375
TOTAL MONEY MARKET FUNDS (Cost $6,689,684)		6,689,684
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $135,776,001)		144,828,692
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(4,142,393)
NET ASSETS - 100%		$ 140,686,299
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,437
Fidelity Securities Lending Cash Central Fund	18,741
Total	$ 23,178
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 138,139,008	$ 137,484,755	$ 654,253	$ -
Money Market Funds	6,689,684	6,689,684	-	-
Total Investments in Securities:	$ 144,828,692	$ 144,174,439	$ 654,253	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.1%
Switzerland	4.1%
Bermuda	3.7%
Luxembourg	1.7%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $3,094,905) - See accompanying schedule: Unaffiliated issuers (cost $129,086,317)	$ 138,139,008
Fidelity Central Funds (cost $6,689,684)	6,689,684
Total Investments (cost $135,776,001)		$ 144,828,692
Receivable for investments sold		51,386
Receivable for fund shares sold		187,965
Dividends receivable		83,991
Distributions receivable from Fidelity Central Funds		811
Other receivables		16,611
Total assets		145,169,456

Liabilities
Payable for investments purchased	$ 953,384
Payable for fund shares redeemed	160,131
Accrued management fee	62,729
Distribution and service plan fees payable	54,820
Other affiliated payables	35,770
Other payables and accrued expenses	65,948
Collateral on securities loaned, at value	3,150,375
Total liabilities		4,483,157

Net Assets		$ 140,686,299
Net Assets consist of:
Paid in capital		$ 198,556,989
Undistributed net investment income		426,508
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(67,349,204)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,052,006
Net Assets		$ 140,686,299

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($64,427,505 ÷ 4,803,189 shares)	$ 13.41

Maximum offering price per share (100/94.25 of $13.41)	$ 14.23
Class T: Net Asset Value and redemption price per share ($30,575,717 ÷ 2,296,542 shares)	$ 13.31

Maximum offering price per share (100/96.50 of $13.31)	$ 13.79
Class B: Net Asset Value and offering price per share ($6,511,169 ÷ 506,038 shares)A	$ 12.87

Class C: Net Asset Value and offering price per share ($29,896,781 ÷ 2,344,136 shares)A	$ 12.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,275,127 ÷ 675,333 shares)	$ 13.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 2,932,548
Income from Fidelity Central Funds		23,178
Total income		2,955,726

Expenses
Management fee	$ 648,792
Transfer agent fees	348,201
Distribution and service plan fees	570,504
Accounting and security lending fees	46,168
Custodian fees and expenses	43,138
Independent trustees' compensation	860
Registration fees	62,156
Audit	58,040
Legal	973
Miscellaneous	926
Total expenses before reductions	1,779,758
Expense reductions	(85,896)	1,693,862
Net investment income (loss)		1,261,864
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,693,220
Foreign currency transactions	(15,453)
Total net realized gain (loss)		21,677,767
Change in net unrealized appreciation (depreciation) on: Investment securities	10,093,311
Assets and liabilities in foreign currencies	1,097
Total change in net unrealized appreciation (depreciation)		10,094,408
Net gain (loss)		31,772,175
Net increase (decrease) in net assets resulting from operations		$ 33,034,039

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,261,864	$ 574,514
Net realized gain (loss)	21,677,767	(5,662,549)
Change in net unrealized appreciation (depreciation)	10,094,408	6,136,917
Net increase (decrease) in net assets resulting from operations	33,034,039	1,048,882
Distributions to shareholders from net investment income	(847,180)	(107,549)
Share transactions - net increase (decrease)	4,858,599	(27,119,342)
Redemption fees	3,052	4,119
Total increase (decrease) in net assets	37,048,510	(26,173,890)

Net Assets
Beginning of period	103,637,789	129,811,679
End of period (including undistributed net investment income of $426,508 and undistributed net investment income of $195,946, respectively)	$ 140,686,299	$ 103,637,789

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.06	$ 10.35	$ 9.53	$ 13.18
Income from Investment Operations
Net investment income (loss) C	.15	.07	(.02)	(.01)	.19
Net realized and unrealized gain (loss)	3.18	.06	(.27)	.93	(3.58)
Total from investment operations	3.33	.13	(.29)	.92	(3.39)
Distributions from net investment income	(.10)	(.01)	-	(.10)	(.24)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.10)	(.01)	-	(.10)	(.26)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 13.41	$ 10.18	$ 10.06	$ 10.35	$ 9.53
Total Return A, B	32.99%	1.34%	(2.80)%	9.61%	(25.87)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.29%	1.28%	1.26%	1.27%	1.29%
Expenses net of fee waivers, if any	1.29%	1.28%	1.26%	1.27%	1.29%
Expenses net of all reductions	1.21%	1.20%	1.21%	1.22%	1.28%
Net investment income (loss)	1.31%	.72%	(.24)%	(.09)%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,428	$ 47,055	$ 63,937	$ 69,723	$ 68,245
Portfolio turnover rate E	288%	441%	260%	254%	269%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.01	$ 10.32	$ 9.52	$ 13.14
Income from Investment Operations
Net investment income (loss) C	.12	.04	(.05)	(.04)	.16
Net realized and unrealized gain (loss)	3.16	.06	(.26)	.92	(3.56)
Total from investment operations	3.28	.10	(.31)	.88	(3.40)
Distributions from net investment income	(.08)	- G	-	(.08)	(.20)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.08)	- G	-	(.08)	(.22)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 13.31	$ 10.11	$ 10.01	$ 10.32	$ 9.52
Total Return A, B	32.66%	1.03%	(3.00)%	9.26%	(26.00)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.55%	1.54%	1.52%	1.53%	1.55%
Expenses net of fee waivers, if any	1.55%	1.54%	1.52%	1.53%	1.55%
Expenses net of all reductions	1.47%	1.45%	1.47%	1.47%	1.54%
Net investment income (loss)	1.06%	.46%	(.49)%	(.35)%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,576	$ 24,367	$ 27,037	$ 33,310	$ 34,927
Portfolio turnover rate E	288%	441%	260%	254%	269%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.73	$ 10.09	$ 9.33	$ 12.85
Income from Investment Operations
Net investment income (loss) C	.06	- G	(.10)	(.09)	.12
Net realized and unrealized gain (loss)	3.06	.06	(.26)	.91	(3.50)
Total from investment operations	3.12	.06	(.36)	.82	(3.38)
Distributions from net investment income	(.04)	-	-	(.06)	(.12)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.04)	-	-	(.06)	(.14)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 12.87	$ 9.79	$ 9.73	$ 10.09	$ 9.33
Total Return A, B	32.00%	.62%	(3.57)%	8.78%	(26.35)%
Ratios to Average Net Assets D, F
Expenses before reductions	2.04%	2.03%	2.01%	2.02%	2.04%
Expenses net of fee waivers, if any	2.04%	2.03%	2.01%	2.02%	2.04%
Expenses net of all reductions	1.97%	1.94%	1.96%	1.97%	2.03%
Net investment income (loss)	.56%	(.03)%	(.98)%	(.85)%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,511	$ 5,745	$ 7,480	$ 10,992	$ 12,477
Portfolio turnover rate E	288%	441%	260%	254%	269%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.70	$ 9.65	$ 10.00	$ 9.25	$ 12.78
Income from Investment Operations
Net investment income (loss) C	.06	- G	(.10)	(.09)	.12
Net realized and unrealized gain (loss)	3.03	.05	(.25)	.90	(3.48)
Total from investment operations	3.09	.05	(.35)	.81	(3.36)
Distributions from net investment income	(.04)	-	-	(.06)	(.15)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.04)	-	-	(.06)	(.17)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 12.75	$ 9.70	$ 9.65	$ 10.00	$ 9.25
Total Return A, B	31.98%	.52%	(3.50)%	8.79%	(26.38)%
Ratios to Average Net Assets D, F
Expenses before reductions	2.03%	2.03%	2.01%	2.02%	2.04%
Expenses net of fee waivers, if any	2.03%	2.03%	2.01%	2.02%	2.04%
Expenses net of all reductions	1.96%	1.94%	1.96%	1.96%	2.03%
Net investment income (loss)	.57%	(.03)%	(.99)%	(.84)%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,897	$ 20,875	$ 23,196	$ 30,804	$ 29,849
Portfolio turnover rate E	288%	441%	260%	254%	269%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 10.28	$ 10.55	$ 9.69	$ 13.38
Income from Investment Operations
Net investment income (loss) B	.20	.10	.01	.02	.21
Net realized and unrealized gain (loss)	3.25	.06	(.28)	.95	(3.63)
Total from investment operations	3.45	.16	(.27)	.97	(3.42)
Distributions from net investment income	(.14)	(.02)	-	(.11)	(.25)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.14)	(.02)	-	(.11)	(.27)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 13.73	$ 10.42	$ 10.28	$ 10.55	$ 9.69
Total Return A	33.45%	1.61%	(2.56)%	9.99%	(25.68)%
Ratios to Average Net Assets C, E
Expenses before reductions	.96%	.98%	.96%	.99%	1.04%
Expenses net of fee waivers, if any	.96%	.98%	.96%	.99%	1.04%
Expenses net of all reductions	.88%	.89%	.91%	.94%	1.03%
Net investment income (loss)	1.65%	1.02%	.07%	.19%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,275	$ 5,596	$ 8,162	$ 5,158	$ 3,797
Portfolio turnover rate D	288%	441%	260%	254%	269%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,578,130
Gross unrealized depreciation	(1,689,070)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,889,060

Tax Cost	$ 136,939,632

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 426,519
Capital loss carryforward	$ (66,185,572)
Net unrealized appreciation (depreciation)	$ 7,888,375

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (42,483,031)
2018	(23,251,884)
2019	(450,657)
Total capital loss carryforward	$ (66,185,572)

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 847,180	$ 107,549

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $337,387,321 and $327,222,913, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 133,805	$ 7,689
Class T	.25%	.25%	135,484	4,200
Class B	.75%	.25%	61,049	46,235
Class C	.75%	.25%	240,166	42,054
			$ 570,504	$ 100,178

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,479
Class T	6,588
Class B*	8,636
Class C*	2,355
$ 46,058

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 161,359.30
Class T	83,600.31
Class B	18,377.30
Class C	71,478.30
Institutional Class	13,387.22
	$ 348,201

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,118 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $268 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral,

Annual Report

7. Security Lending - continued

less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $18,741. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $85,876 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ 468,043	$ 83,840
Class T	194,766	7,542
Class B	25,088	-
Class C	89,452	-
Institutional Class	69,831	16,167
Total	$ 847,180	$ 107,549

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	1,230,107	1,565,665	$ 14,721,154	$ 14,397,253
Reinvestment of distributions	36,718	8,251	401,001	73,682
Shares redeemed	(1,085,572)	(3,304,887)	(12,586,886)	(32,600,547)
Net increase (decrease)	181,253	(1,730,971)	$ 2,535,269	$ (18,129,612)
Class T
Shares sold	446,551	376,369	$ 5,238,758	$ 3,652,534
Reinvestment of distributions	16,926	806	183,990	7,158
Shares redeemed	(576,646)	(668,164)	(6,688,740)	(6,208,120)
Net increase (decrease)	(113,169)	(290,989)	$ (1,265,992)	$ (2,548,428)
Class B
Shares sold	117,587	18,960	$ 1,311,553	$ 183,629
Reinvestment of distributions	1,943	-	20,652	-
Shares redeemed	(200,454)	(200,436)	(2,232,316)	(1,817,467)
Net increase (decrease)	(80,924)	(181,476)	$ (900,111)	$ (1,633,838)
Class C
Shares sold	769,144	373,577	$ 8,857,879	$ 3,534,293
Reinvestment of distributions	7,186	-	75,671	-
Shares redeemed	(584,253)	(625,998)	(6,452,079)	(5,580,570)
Net increase (decrease)	192,077	(252,421)	$ 2,481,471	$ (2,046,277)
Institutional Class
Shares sold	490,356	366,163	$ 6,177,619	$ 3,659,590
Reinvestment of distributions	5,017	1,570	55,775	14,317
Shares redeemed	(356,871)	(624,705)	(4,225,432)	(6,435,094)
Net increase (decrease)	138,502	(256,972)	$ 2,007,962	$ (2,761,187)

Annual Report

Notes to Financial Statements - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Advisor Health Care Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	34.56%	13.88%	9.83%
Class T (incl. 3.50% sales charge)	37.40%	14.11%	9.81%
Class B (incl. contingent deferred sales charge) A	36.61%	14.12%	9.90%
Class C (incl. contingent deferred sales charge) B	40.74%	14.39%	9.69%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care Fund - Class A on July 31, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Health Care Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Edward Yoon, Portfolio Manager of Fidelity Advisor® Health Care Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 42.77%, 42.39%, 41.61% and 41.74%, respectively (excluding sales charges), solidly outpacing the 36.49% advance of the MSCI® U.S. IMI Health Care 25-50 Index and the S&P 500®. Health care stocks did well, as investors flocked to the stability of the sector amid a broader move into more-defensive areas of the market given ongoing weakness in the global economy. I believe health care is a space where active management really makes sense, and one of my core beliefs is that if you do better research you can uncover new innovations and business trends before other market participants. I utilize Fidelity's deep global health care research team to supplement my own bottom-up approach, which I believe gives us an edge in finding high-quality stocks that can create long-term value for shareholders. I'm focused on the earnings power and secular-growth rates of companies, and aim to keep volatility low in the fund by investing a large portion of assets in firms that are highly diversified and can thrive over the long run regardless of near-term economic uncertainty. During the period, a substantial overweighting in biotechnology provided a lift. Biotech was among the best-performing areas in the index, thanks to a strong and diverse pipeline of new treatments and the launch of multiple novel products across many disease categories. The fund's biggest relative contributor was biotech firm and hepatitis C drugmaker Gilead Sciences, which I view as one of the best large-cap growth firms out there. Positioning in health care equipment also helped overall, and we captured a nice gain with medical device maker Boston Scientific, whose share price doubled over the period. Conversely, it hurt to avoid index name Celgene, a large-cap biotech name that specializes in cancer therapies and outperformed, and underweight large-cap pharmaceuticals firm Johnson & Johnson, which I sold from the fund in April. Finally, even a small cash stake hurt the fund in a rising market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.12%
Actual		$ 1,000.00	$ 1,254.60	$ 6.26
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Class T	1.37%
Actual		$ 1,000.00	$ 1,252.50	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 6.85
Class B	1.91%
Actual		$ 1,000.00	$ 1,249.30	$ 10.65
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.54
Class C	1.85%
Actual		$ 1,000.00	$ 1,249.90	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,256.00	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Health Care Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	8.0	6.8
Amgen, Inc.	7.0	7.9
Actavis, Inc.	4.4	2.6
Boston Scientific Corp.	3.7	2.1
Alexion Pharmaceuticals, Inc.	3.7	1.5
McKesson Corp.	3.4	1.8
Cerner Corp.	3.2	2.4
Perrigo Co.	2.9	0.0
Catamaran Corp.	2.6	2.7
Merck & Co., Inc.	2.6	8.1
	41.5
Top Industries (% of fund's net assets)
As of July 31, 2013
Biotechnology	33.2%
Pharmaceuticals	27.6%
Health Care Providers & Services	17.1%
Health Care Equipment & Supplies	10.4%
Health Care Technology	5.2%
All Others*	6.5%

As of January 31, 2013
Biotechnology	33.6%
Pharmaceuticals	29.1%
Health Care Providers & Services	16.7%
Health Care Equipment & Supplies	8.6%
Health Care Technology	4.1%
All Others*	7.9%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Health Care Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
BIOTECHNOLOGY - 33.2%
Biotechnology - 33.2%
Acorda Therapeutics, Inc. (a)	40,845	$ 1,550,885
Alexion Pharmaceuticals, Inc. (a)	234,586	27,265,931
Amgen, Inc.	478,300	51,795,107
Biogen Idec, Inc. (a)	54,128	11,806,941
BioMarin Pharmaceutical, Inc. (a)	169,297	10,945,051
Biovitrum AB (a)	330,900	2,482,454
Cubist Pharmaceuticals, Inc. (a)	118,100	7,361,173
Discovery Laboratories, Inc. (a)(d)	488,938	787,190
Genomic Health, Inc. (a)	100,000	3,564,000
Gilead Sciences, Inc. (a)	962,934	59,172,292
Grifols SA ADR	218,087	6,922,081
Infinity Pharmaceuticals, Inc. (a)	87,200	1,846,896
Insmed, Inc. (a)	53,900	598,829
Intercept Pharmaceuticals, Inc.	35,900	1,680,479
InterMune, Inc. (a)	234,400	3,635,544
Lexicon Pharmaceuticals, Inc. (a)	724,111	1,795,795
Medivation, Inc. (a)	150,000	8,680,500
Merrimack Pharmaceuticals, Inc. (a)(d)	88,673	423,857
Momenta Pharmaceuticals, Inc. (a)	170,000	2,934,200
Neurocrine Biosciences, Inc. (a)	294,271	4,116,851
NPS Pharmaceuticals, Inc. (a)	171,000	3,079,710
Onyx Pharmaceuticals, Inc. (a)	48,069	6,311,460
Puma Biotechnology, Inc. (a)	80,000	4,088,800
Regeneron Pharmaceuticals, Inc. (a)	57,329	15,482,270
Spectrum Pharmaceuticals, Inc.	179,500	1,514,980
Theravance, Inc. (a)	68,100	2,625,936
Vanda Pharmaceuticals, Inc. (a)	143,208	1,669,805
ZIOPHARM Oncology, Inc. (a)(d)	404,100	1,204,218
		245,343,235
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc.	180,955	3,394,716
FOOD & STAPLES RETAILING - 1.2%
Drug Retail - 1.2%
CVS Caremark Corp.	140,746	8,654,472
HEALTH CARE EQUIPMENT & SUPPLIES - 10.4%
Health Care Equipment - 8.9%
Boston Scientific Corp. (a)	2,520,801	27,527,147
C.R. Bard, Inc.	19,922	2,283,061
Cardiovascular Systems, Inc. (a)	97,620	2,009,996
CONMED Corp.	130,000	4,264,000
Covidien PLC	37,623	2,318,705
Genmark Diagnostics, Inc. (a)	11,000	104,500
HeartWare International, Inc. (a)	17,605	1,627,054
Insulet Corp. (a)	89,100	2,841,399
Intuitive Surgical, Inc. (a)	11,000	4,268,000
Stryker Corp.	139,705	9,843,614
Volcano Corp. (a)	242,700	4,846,719

	Shares	Value
Zeltiq Aesthetics, Inc. (a)	228,400	$ 1,379,536
Zimmer Holdings, Inc.	24,800	2,070,304
		65,384,035
Health Care Supplies - 1.5%
Derma Sciences, Inc. (a)	190,000	2,699,900
The Cooper Companies, Inc.	68,350	8,704,373
		11,404,273
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		76,788,308
HEALTH CARE PROVIDERS & SERVICES - 17.1%
Health Care Distributors & Services - 3.6%
Amplifon SpA	300,263	1,502,749
McKesson Corp.	201,155	24,673,672
		26,176,421
Health Care Facilities - 2.4%
Brookdale Senior Living, Inc. (a)	140,801	4,100,125
Emeritus Corp. (a)	118,100	2,738,739
Hanger, Inc. (a)	61,265	2,261,904
HCA Holdings, Inc.	131,200	5,116,800
NMC Health PLC	341,800	1,541,691
Ramsay Health Care Ltd.	67,936	2,248,997
		18,008,256
Health Care Services - 6.3%
BioScrip, Inc. (a)	350,100	5,689,125
Catamaran Corp. (a)	371,700	19,578,395
MEDNAX, Inc. (a)	120,700	11,758,594
Quest Diagnostics, Inc.	160,848	9,379,047
		46,405,161
Managed Health Care - 4.8%
Aetna, Inc.	28,400	1,822,428
CIGNA Corp.	201,300	15,667,179
Humana, Inc.	127,857	11,668,230
UnitedHealth Group, Inc.	90,464	6,590,302
		35,748,139
TOTAL HEALTH CARE PROVIDERS & SERVICES		126,337,977
HEALTH CARE TECHNOLOGY - 4.9%
Health Care Technology - 4.9%
athenahealth, Inc. (a)(d)	54,065	6,052,577
Cerner Corp. (a)	478,398	23,441,502
HealthStream, Inc. (a)	140,808	4,435,452
HMS Holdings Corp. (a)	101,300	2,450,447
		36,379,978
IT SERVICES - 0.5%
Data Processing & Outsourced Services - 0.5%
Maximus, Inc.	101,640	3,822,680
LIFE SCIENCES TOOLS & SERVICES - 2.5%
Life Sciences Tools & Services - 2.5%
Bruker BioSciences Corp. (a)	98,800	1,770,496
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Illumina, Inc. (a)(d)	200,440	$ 15,999,121
Nanostring Technologies, Inc.	71,000	646,810
		18,416,427
PERSONAL PRODUCTS - 0.8%
Personal Products - 0.8%
Prestige Brands Holdings, Inc. (a)	171,172	5,804,443
PHARMACEUTICALS - 27.6%
Pharmaceuticals - 27.6%
AbbVie, Inc.	107,299	4,879,959
Actavis, Inc. (a)	240,922	32,348,597
Bayer AG	60,300	7,007,226
Bristol-Myers Squibb Co.	117,639	5,086,710
Cadence Pharmaceuticals, Inc. (a)	149,019	1,113,172
Endo Health Solutions, Inc. (a)	90,369	3,475,592
Hi-Tech Pharmacal Co., Inc.	57,395	2,062,776
Impax Laboratories, Inc. (a)	142,000	2,945,080
Jazz Pharmaceuticals PLC (a)	50,900	3,843,459
Meda AB (A Shares)	196,400	2,294,495
Merck & Co., Inc.	398,333	19,187,701
Mylan, Inc. (a)	302,292	10,144,920
Optimer Pharmaceuticals, Inc. (a)	218,554	2,734,111
Pacira Pharmaceuticals, Inc. (a)(d)	88,200	2,992,626
Perrigo Co.	170,797	21,245,439
Pfizer, Inc.	336,198	9,827,068
Salix Pharmaceuticals Ltd. (a)	82,500	6,096,750
Sanofi SA	160,884	16,841,943
Shire PLC sponsored ADR	56,300	6,156,405
The Medicines Company (a)	78,900	2,438,010
UCB SA	56,200	3,239,223
Valeant Pharmaceuticals International, Inc. (Canada) (a)	150,504	13,964,591
ViroPharma, Inc. (a)	300,000	10,296,000
Warner Chilcott PLC	655,000	13,958,050
		204,179,903
PROFESSIONAL SERVICES - 0.3%
Human Resource & Employment Services - 0.3%
Towers Watson & Co.	29,750	2,505,843
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Development - 0.3%
PT Lippo Karawaci Tbk	15,620,000	1,945,377
TOTAL COMMON STOCKS (Cost $520,813,967)		733,573,359
Convertible Preferred Stocks - 0.3%
	Shares	Value
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
Castlight Health, Inc. Series D (a)(e) (Cost $2,033,113)	336,800	$ 2,680,928
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.11% (b)	9,002,235	9,002,235
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	19,893,415	19,893,415
TOTAL MONEY MARKET FUNDS (Cost $28,895,650)		28,895,650
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $551,742,730)		765,149,937
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(26,224,067)
NET ASSETS - 100%		$ 738,925,870
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,680,928 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Castlight Health, Inc. Series D	4/25/12	$ 2,033,113
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,980
Fidelity Securities Lending Cash Central Fund	194,466
Total	$ 208,446
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 733,573,359	$ 716,731,416	$ 16,841,943	$ -
Convertible Preferred Stocks	2,680,928	-	-	2,680,928
Money Market Funds	28,895,650	28,895,650	-	-
Total Investments in Securities:	$ 765,149,937	$ 745,627,066	$ 16,841,943	$ 2,680,928
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.9%
Canada	4.5%
Ireland	2.7%
France	2.3%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $19,233,737) - See accompanying schedule: Unaffiliated issuers (cost $522,847,080)	$ 736,254,287
Fidelity Central Funds (cost $28,895,650)	28,895,650
Total Investments (cost $551,742,730)		$ 765,149,937
Cash		261,886
Receivable for investments sold		9,890,147
Receivable for fund shares sold		1,417,280
Dividends receivable		222,418
Distributions receivable from Fidelity Central Funds		11,875
Other receivables		11,337
Total assets		776,964,880

Liabilities
Payable for investments purchased	$ 16,852,153
Payable for fund shares redeemed	518,872
Accrued management fee	324,216
Distribution and service plan fees payable	246,937
Other affiliated payables	154,437
Other payables and accrued expenses	48,980
Collateral on securities loaned, at value	19,893,415
Total liabilities		38,039,010

Net Assets		$ 738,925,870
Net Assets consist of:
Paid in capital		$ 480,483,207
Accumulated net investment loss		(1,170,069)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		46,207,637
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		213,405,095
Net Assets		$ 738,925,870

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($365,416,107 ÷ 11,679,913 shares)	$ 31.29

Maximum offering price per share (100/94.25 of $31.29)	$ 33.20
Class T: Net Asset Value and redemption price per share ($158,610,598 ÷ 5,302,503 shares)	$ 29.91

Maximum offering price per share (100/96.50 of $29.91)	$ 30.99
Class B: Net Asset Value and offering price per share ($14,517,319 ÷ 534,436 shares)A	$ 27.16

Class C: Net Asset Value and offering price per share ($125,965,022 ÷ 4,646,684 shares)A	$ 27.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,416,824 ÷ 2,246,615 shares)	$ 33.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 6,095,055
Income from Fidelity Central Funds		208,446
Total income		6,303,501

Expenses
Management fee	$ 3,139,289
Transfer agent fees	1,471,178
Distribution and service plan fees	2,412,069
Accounting and security lending fees	215,424
Custodian fees and expenses	43,092
Independent trustees' compensation	3,982
Registration fees	90,605
Audit	53,068
Legal	2,013
Miscellaneous	4,057
Total expenses before reductions	7,434,777
Expense reductions	(83,710)	7,351,067
Net investment income (loss)		(1,047,566)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65,104,626
Foreign currency transactions	(55,959)
Total net realized gain (loss)		65,048,667
Change in net unrealized appreciation (depreciation) on: Investment securities	144,189,583
Assets and liabilities in foreign currencies	(1,338)
Total change in net unrealized appreciation (depreciation)		144,188,245
Net gain (loss)		209,236,912
Net increase (decrease) in net assets resulting from operations		$ 208,189,346

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,047,566)	$ (1,625,002)
Net realized gain (loss)	65,048,667	42,565,605
Change in net unrealized appreciation (depreciation)	144,188,245	(11,616,324)
Net increase (decrease) in net assets resulting from operations	208,189,346	29,324,279
Distributions to shareholders from net realized gain	(53,403,217)	(49,973,824)
Share transactions - net increase (decrease)	98,074,235	14,972,155
Redemption fees	6,876	69,585
Total increase (decrease) in net assets	252,867,240	(5,607,805)

Net Assets
Beginning of period	486,058,630	491,666,435
End of period (including accumulated net investment loss of $1,170,069 and accumulated net investment loss of $849,653, respectively)	$ 738,925,870	$ 486,058,630

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.35	$ 25.60	$ 19.01	$ 17.15	$ 19.72
Income from Investment Operations
Net investment income (loss) C	- G	(.04)	(.10)	(.07)	.02
Net realized and unrealized gain (loss)	9.53	1.43	6.69	1.93	(2.22)
Total from investment operations	9.53	1.39	6.59	1.86	(2.20)
Distributions from net realized gain	(2.59)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 31.29	$ 24.35	$ 25.60	$ 19.01	$ 17.15
Total Return A, B	42.77%	7.58%	34.67%	10.85%	(11.37)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.14%	1.19%	1.19%	1.22%	1.23%
Expenses net of fee waivers, if any	1.14%	1.19%	1.19%	1.22%	1.23%
Expenses net of all reductions	1.13%	1.18%	1.18%	1.21%	1.23%
Net investment income (loss)	(.01)%	(.18)%	(.43)%	(.36)%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 365,416	$ 233,188	$ 224,704	$ 179,586	$ 177,890
Portfolio turnover rate E	92%	124%	125%	103%	172%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.42	$ 24.80	$ 18.46	$ 16.69	$ 19.26
Income from Investment Operations
Net investment income (loss) C	(.07)	(.09)	(.16)	(.12)	(.02)
Net realized and unrealized gain (loss)	9.13	1.35	6.50	1.89	(2.18)
Total from investment operations	9.06	1.26	6.34	1.77	(2.20)
Distributions from net realized gain	(2.57)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 29.91	$ 23.42	$ 24.80	$ 18.46	$ 16.69
Total Return A, B	42.39%	7.27%	34.34%	10.61%	(11.65)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.39%	1.43%	1.44%	1.47%	1.49%
Expenses net of fee waivers, if any	1.39%	1.43%	1.44%	1.47%	1.49%
Expenses net of all reductions	1.38%	1.43%	1.43%	1.46%	1.49%
Net investment income (loss)	(.26)%	(.42)%	(.69)%	(.62)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,611	$ 117,969	$ 123,606	$ 100,883	$ 103,772
Portfolio turnover rate E	92%	124%	125%	103%	172%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.55	$ 23.15	$ 17.32	$ 15.74	$ 18.27
Income from Investment Operations
Net investment income (loss) C	(.18)	(.19)	(.25)	(.20)	(.09)
Net realized and unrealized gain (loss)	8.31	1.23	6.08	1.78	(2.07)
Total from investment operations	8.13	1.04	5.83	1.58	(2.16)
Distributions from net realized gain	(2.52)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 27.16	$ 21.55	$ 23.15	$ 17.32	$ 15.74
Total Return A, B	41.61%	6.78%	33.66%	10.04%	(12.07)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.93%	1.94%	1.94%	1.97%	1.98%
Expenses net of fee waivers, if any	1.93%	1.94%	1.94%	1.97%	1.98%
Expenses net of all reductions	1.91%	1.93%	1.93%	1.96%	1.98%
Net investment income (loss)	(.80)%	(.93)%	(1.19)%	(1.11)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,517	$ 15,403	$ 20,365	$ 23,543	$ 29,381
Portfolio turnover rate E	92%	124%	125%	103%	172%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.51	$ 23.11	$ 17.29	$ 15.70	$ 18.23
Income from Investment Operations
Net investment income (loss) C	(.17)	(.18)	(.24)	(.19)	(.09)
Net realized and unrealized gain (loss)	8.31	1.22	6.06	1.78	(2.07)
Total from investment operations	8.14	1.04	5.82	1.59	(2.16)
Distributions from net realized gain	(2.54)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 27.11	$ 21.51	$ 23.11	$ 17.29	$ 15.70
Total Return A, B	41.74%	6.80%	33.66%	10.13%	(12.09)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.87%	1.90%	1.90%	1.94%	1.98%
Expenses net of fee waivers, if any	1.87%	1.90%	1.90%	1.94%	1.98%
Expenses net of all reductions	1.85%	1.89%	1.89%	1.93%	1.98%
Net investment income (loss)	(.74)%	(.89)%	(1.15)%	(1.08)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,965	$ 78,763	$ 77,749	$ 60,861	$ 64,002
Portfolio turnover rate E	92%	124%	125%	103%	172%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.60	$ 26.69	$ 19.77	$ 17.78	$ 20.39
Income from Investment Operations
Net investment income (loss) B	.07	.03	(.03)	(.02)	.06
Net realized and unrealized gain (loss)	10.07	1.52	6.95	2.01	(2.30)
Total from investment operations	10.14	1.55	6.92	1.99	(2.24)
Distributions from net realized gain	(2.62)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 33.12	$ 25.60	$ 26.69	$ 19.77	$ 17.78
Total Return A	43.12%	7.91%	35.00%	11.19%	(11.19)%
Ratios to Average Net Assets C, E
Expenses before reductions	.87%	.89%	.89%	.96%	.98%
Expenses net of fee waivers, if any	.87%	.89%	.89%	.96%	.98%
Expenses net of all reductions	.85%	.88%	.88%	.95%	.98%
Net investment income (loss)	.26%	.12%	(.13)%	(.10)%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,417	$ 40,737	$ 45,243	$ 14,172	$ 13,452
Portfolio turnover rate D	92%	124%	125%	103%	172%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 218,966,846
Gross unrealized depreciation	(6,357,419)
Net unrealized appreciation (depreciation) on securities and other investments	$ 212,609,427

Tax Cost	$ 552,540,510

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 17,373,342
Undistributed long-term capital gain	$ 29,632,075
Net unrealized appreciation (depreciation)	$ 212,607,315

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 1,722,659	$ -
Long-term Capital Gains	51,680,558	49,973,824
Total	$ 53,403,217	$ 49,973,824

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $562,636,788 and $514,461,115, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 692,782	$ 32,011
Class T	.25%	.25%	661,234	16,450
Class B	.75%	.25%	143,170	108,559
Class C	.75%	.25%	914,883	142,951
			$ 2,412,069	$ 299,971

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 120,253
Class T	23,083
Class B*	10,011
Class C *	3,453
$ 156,800

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 736,231.27
Class T	349,517.26
Class B	42,982.30
Class C	222,499.24
Institutional Class	119,949.24
	$ 1,471,178

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,115 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,280 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $194,466, including $20,558 from securities loaned to FCM.

Annual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $83,586 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $124.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net realized gain
Class A	$ 25,387,002	$ 22,638,273
Class T	13,085,534	12,838,928
Class B	1,715,002	2,229,080
Class C	9,051,114	8,852,071
Institutional Class	4,164,565	3,415,472
Total	$ 53,403,217	$ 49,973,824

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	3,549,260	2,109,585	$ 93,836,372	$ 48,063,125
Reinvestment of distributions	942,761	974,579	22,474,621	19,679,030
Shares redeemed	(2,389,171)	(2,283,119)	(61,582,185)	(51,867,480)
Net increase (decrease)	2,102,850	801,045	$ 54,728,808	$ 15,874,675
Class T
Shares sold	680,868	517,207	$ 17,081,065	$ 11,288,178
Reinvestment of distributions	547,411	626,615	12,508,788	12,200,296
Shares redeemed	(963,078)	(1,091,618)	(23,759,625)	(23,806,614)
Net increase (decrease)	265,201	52,204	$ 5,830,228	$ (318,140)
Class B
Shares sold	53,093	73,881	$ 1,227,477	$ 1,480,151
Reinvestment of distributions	72,420	107,208	1,510,947	1,929,279
Shares redeemed	(305,905)	(345,800)	(6,859,622)	(6,952,570)
Net increase (decrease)	(180,392)	(164,711)	$ (4,121,198)	$ (3,543,140)
Class C
Shares sold	1,458,495	610,790	$ 33,813,707	$ 12,332,347
Reinvestment of distributions	363,077	406,182	7,555,835	7,293,865
Shares redeemed	(836,253)	(719,664)	(18,706,199)	(14,281,889)
Net increase (decrease)	985,319	297,308	$ 22,663,343	$ 5,344,323
Institutional Class
Shares sold	1,149,859	969,515	$ 32,276,173	$ 23,079,181
Reinvestment of distributions	148,348	134,306	3,734,787	2,842,866
Shares redeemed	(643,078)	(1,207,175)	(17,037,906)	(28,307,610)
Net increase (decrease)	655,129	(103,354)	$ 18,973,054	$ (2,385,563)
11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Advisor Industrials Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)C	25.28%	9.00%	12.27%
Class T (incl. 3.50% sales charge)C	27.96%	9.24%	12.26%
Class B (incl. contingent deferred sales charge) A, C	26.87%	9.16%	12.32%
Class C (incl. contingent deferred sales charge) B, C	30.90%	9.48%	12.10%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

C Prior to October 1, 2006, Fidelity Advisor Industrials Fund was named Fidelity Advisor Cyclical Industries Fund, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Industrials Fund - Class A on July 31, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Industrials Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Tobias Welo, Portfolio Manager of Fidelity Advisor® Industrials Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 32.92%, 32.60%, 31.87% and 31.90%, respectively (excluding sales charges), about in line with the 32.81% gain of the MSCI® U.S. IMI Industrials 25-50 Index but significantly ahead of the S&P 500®. Versus the broader market, the MSCI index was particularly aided by strong results in aerospace and defense and in industrial machinery. In managing the fund, I try to take advantage of recurring patterns within different segments of the industrials sector as they cycle between boom and bust. With that said, stock selection in the construction/farm machinery/heavy trucks segment - where demand had been unevenly improving from a deep cyclical base during the 2007-2009 recession - provided the biggest boost to performance versus the MSCI sector index. In particular, not owning weak-performing index component Caterpillar for most of the period was beneficial. While continued sluggishness in China's economy hurt the stock of this heavy-equipment manufacturer beginning in February, I thought investors became overly pessimistic, and so I built Cat into a significant position by period end. The fund also was rewarded for exiting a position in lagging index component Deere, another maker of heavy equipment, because I thought it was fully valued. Elsewhere, our results were lifted by overweighted positions in human resources consultant Towers Watson and business information provider Dun & Bradstreet, both of which outperformed. Conversely, one industry that stood out as a significant detractor from performance versus the MSCI index was aerospace and defense. In part, the problem here was our underweighted exposure to major defense contractors, whose stocks performed surprisingly well during the period. However, an overweighting in regional jet manufacturer Textron made this stock the fund's biggest relative detractor. My confidence that demand for regional jets would materially improve during the period was not rewarded, and I reduced our overweighting here. Additionally, the fund was hurt by not owning index stock Boeing, which is a hybrid play on commercial aerospace and defense. While this stock handily outperformed the broader market during the final five months of the period, I continued to favor investing in its suppliers rather than the company itself. Carrying no positions in airlines, the MSCI benchmark's best-performing segment, also dampened performance. Here, not owning index stock Delta Air Lines detracted. Maintaining a relatively modest cash position in a strongly rising market also curbed our gain.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.10%
Actual		$ 1,000.00	$ 1,139.70	$ 5.84
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class T	1.35%
Actual		$ 1,000.00	$ 1,138.20	$ 7.16
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Class B	1.90%
Actual		$ 1,000.00	$ 1,135.30	$ 10.06
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	1.85%
Actual		$ 1,000.00	$ 1,135.20	$ 9.79
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,141.40	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Industrials Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	12.2	13.4
United Technologies Corp.	7.0	6.5
Danaher Corp.	5.7	3.9
Union Pacific Corp.	4.5	1.9
Honeywell International, Inc.	4.0	3.1
Caterpillar, Inc.	3.2	0.0
Eaton Corp. PLC	2.8	2.8
Precision Castparts Corp.	2.7	1.9
Cummins, Inc.	2.1	3.1
Parker Hannifin Corp.	2.0	1.7
	46.2
Top Industries (% of fund's net assets)
As of July 31, 2013
Machinery	29.7%
Industrial Conglomerates	17.9%
Aerospace & Defense	16.3%
Electrical Equipment	7.8%
Professional Services	6.8%
All Others*	21.5%

As of January 31, 2013
Machinery	25.3%
Industrial Conglomerates	21.8%
Aerospace & Defense	16.4%
Electrical Equipment	8.8%
Professional Services	6.3%
All Others*	21.4%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Industrials Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
AEROSPACE & DEFENSE - 16.3%
Aerospace & Defense - 16.3%
Honeywell International, Inc.	263,792	$ 21,889,460
Precision Castparts Corp.	67,182	14,895,593
Teledyne Technologies, Inc. (a)	91,531	7,338,040
Textron, Inc.	231,318	6,333,487
United Technologies Corp.	360,732	38,082,477
		88,539,057
AIR FREIGHT & LOGISTICS - 0.9%
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	85,363	5,089,342
AUTO COMPONENTS - 1.8%
Auto Parts & Equipment - 1.8%
Johnson Controls, Inc.	239,592	9,633,994
BUILDING PRODUCTS - 1.3%
Building Products - 1.3%
A.O. Smith Corp.	172,665	7,134,518
Aspen Aerogels, Inc. warrants 3/28/23 (a)	3,499,903	35
		7,134,553
COMMERCIAL SERVICES & SUPPLIES - 2.9%
Environmental & Facility Services - 2.9%
Republic Services, Inc.	148,136	5,023,292
Stericycle, Inc. (a)	33,524	3,886,773
Waste Connections, Inc.	151,900	6,571,194
		15,481,259
CONSTRUCTION & ENGINEERING - 2.2%
Construction & Engineering - 2.2%
EMCOR Group, Inc.	109,285	4,511,285
URS Corp.	163,749	7,614,329
		12,125,614
ELECTRICAL EQUIPMENT - 7.8%
Electrical Components & Equipment - 7.8%
AMETEK, Inc.	121,700	5,632,276
Eaton Corp. PLC	220,260	15,186,927
Generac Holdings, Inc.	106,544	4,618,682
Hubbell, Inc. Class B	95,934	10,298,515
Rockwell Automation, Inc.	70,800	6,856,980
		42,593,380
INDUSTRIAL CONGLOMERATES - 17.9%
Industrial Conglomerates - 17.9%
Danaher Corp.	458,977	30,907,511
General Electric Co.	2,711,267	66,073,578
		96,981,089
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Eurofins Scientific SA	12,638	2,774,139

	Shares	Value
MACHINERY - 29.7%
Construction & Farm Machinery & Heavy Trucks - 11.4%
Caterpillar, Inc.	211,474	$ 17,533,309
Cummins, Inc.	91,854	11,131,786
Manitowoc Co., Inc.	430,846	8,845,268
Oshkosh Truck Corp. (a)	86,544	3,878,902
PACCAR, Inc.	133,215	7,496,008
Toro Co.	92,800	4,573,184
Wabtec Corp.	140,200	8,140,012
		61,598,469
Industrial Machinery - 18.3%
Donaldson Co., Inc.	103,451	3,750,099
Dover Corp.	93,291	7,989,441
GEA Group AG	135,577	5,594,016
Graco, Inc.	92,826	6,477,398
Harsco Corp.	215,181	5,543,063
IDEX Corp.	112,369	6,702,811
Ingersoll-Rand PLC	120,787	7,374,046
ITT Corp.	18,700	584,188
Nordson Corp.	40,193	2,900,327
Pall Corp.	103,767	7,259,539
Parker Hannifin Corp.	103,794	10,719,844
Pentair Ltd.	143,296	8,752,520
Stanley Black & Decker, Inc.	101,802	8,614,485
Timken Co.	119,883	7,003,565
TriMas Corp. (a)	150,183	5,561,276
Valmont Industries, Inc.	32,899	4,594,016
		99,420,634
TOTAL MACHINERY		161,019,103
PROFESSIONAL SERVICES - 6.8%
Human Resource & Employment Services - 1.8%
Towers Watson & Co.	117,584	9,904,100
Research & Consulting Services - 5.0%
Bureau Veritas SA	56,212	1,668,378
Dun & Bradstreet Corp.	98,865	10,245,380
Nielsen Holdings B.V.	261,312	8,733,047
Verisk Analytics, Inc. (a)	100,974	6,498,687
		27,145,492
TOTAL PROFESSIONAL SERVICES		37,049,592
ROAD & RAIL - 5.9%
Railroads - 4.5%
Union Pacific Corp.	154,088	24,436,816
Trucking - 1.4%
Con-way, Inc.	27,753	1,150,362
J.B. Hunt Transport Services, Inc.	85,244	6,387,333
		7,537,695
TOTAL ROAD & RAIL		31,974,511
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 3.8%
Trading Companies & Distributors - 3.8%
Applied Industrial Technologies, Inc.	36,041	$ 1,879,899
W.W. Grainger, Inc.	24,944	6,538,820
Watsco, Inc.	58,771	5,486,273
WESCO International, Inc. (a)	89,056	6,748,664
		20,653,656
TOTAL COMMON STOCKS (Cost $406,445,005)		531,049,289
Convertible Bonds - 0.4%
	Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (c)	$ 1,177,234	1,177,234
8% 12/6/14 (c)	1,114,117	1,114,117
8% 3/28/16 (c)	90,496	90,496
TOTAL CONVERTIBLE BONDS (Cost $2,381,812)		2,381,847
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $9,075,166)	9,075,166	9,075,166
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $417,901,983)		542,506,302
NET OTHER ASSETS (LIABILITIES) - 0.1%		352,558
NET ASSETS - 100%		$ 542,858,860
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,381,847 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11 - 12/31/12	$ 1,177,234
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/12	$ 1,114,117
Aspen Aerogels, Inc. 8% 3/28/16	5/6/13	$ 90,461
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,729
Fidelity Securities Lending Cash Central Fund	2,912
Total	$ 21,641
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 531,049,289	$ 531,049,254	$ -	$ 35
Convertible Bonds	2,381,847	-	-	2,381,847
Money Market Funds	9,075,166	9,075,166	-	-
Total Investments in Securities:	$ 542,506,302	$ 540,124,420	$ -	$ 2,381,882

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Industrials Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $408,826,817)	$ 533,431,136
Fidelity Central Funds (cost $9,075,166)	9,075,166
Total Investments (cost $417,901,983)		$ 542,506,302
Receivable for fund shares sold		1,977,474
Dividends receivable		296,511
Interest receivable		109,148
Distributions receivable from Fidelity Central Funds		1,184
Other receivables		3,345
Total assets		544,893,964

Liabilities
Payable for investments purchased	$ 520,232
Payable for fund shares redeemed	946,789
Accrued management fee	242,587
Distribution and service plan fees payable	173,922
Transfer agent fees payable	94,550
Other affiliated payables	16,792
Other payables and accrued expenses	40,232
Total liabilities		2,035,104

Net Assets		$ 542,858,860
Net Assets consist of:
Paid in capital		$ 398,667,156
Undistributed net investment income		768,614
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		18,818,567
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		124,604,523
Net Assets		$ 542,858,860

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($271,511,899 ÷ 7,869,799 shares)	$ 34.50

Maximum offering price per share (100/94.25 of $34.50)	$ 36.60
Class T: Net Asset Value and redemption price per share ($79,172,497 ÷ 2,333,331 shares)	$ 33.93

Maximum offering price per share (100/96.50 of $33.93)	$ 35.16
Class B: Net Asset Value and offering price per share ($17,501,979 ÷ 547,498 shares)A	$ 31.97

Class C: Net Asset Value and offering price per share ($89,892,916 ÷ 2,801,846 shares)A	$ 32.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($84,779,569 ÷ 2,366,274 shares)	$ 35.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 8,027,432
Interest		185,735
Income from Fidelity Central Funds		21,641
Total income		8,234,808

Expenses
Management fee	$ 2,436,049
Transfer agent fees	1,024,771
Distribution and service plan fees	1,823,035
Accounting and security lending fees	170,530
Custodian fees and expenses	18,825
Independent trustees' compensation	3,043
Registration fees	82,863
Audit	53,823
Legal	1,349
Miscellaneous	3,394
Total expenses before reductions	5,617,682
Expense reductions	(39,065)	5,578,617
Net investment income (loss)		2,656,191
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,642,029
Foreign currency transactions	9,764
Futures contracts	595,204
Total net realized gain (loss)		38,246,997
Change in net unrealized appreciation (depreciation) on: Investment securities	82,841,114
Assets and liabilities in foreign currencies	1,260
Futures contracts	(195,061)
Total change in net unrealized appreciation (depreciation)		82,647,313
Net gain (loss)		120,894,310
Net increase (decrease) in net assets resulting from operations		$ 123,550,501

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,656,191	$ 2,427,938
Net realized gain (loss)	38,246,997	(16,401,175)
Change in net unrealized appreciation (depreciation)	82,647,313	18,503,016
Net increase (decrease) in net assets resulting from operations	123,550,501	4,529,779
Distributions to shareholders from net investment income	(2,791,779)	(1,437,740)
Distributions to shareholders from net realized gain	-	(4,219,307)
Total distributions	(2,791,779)	(5,657,047)
Share transactions - net increase (decrease)	36,897,765	(82,942,475)
Redemption fees	13,370	15,881
Total increase (decrease) in net assets	157,669,857	(84,053,862)

Net Assets
Beginning of period	385,189,003	469,242,865
End of period (including undistributed net investment income of $768,614 and undistributed net investment income of $1,084,983, respectively)	$ 542,858,860	$ 385,189,003

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.18	$ 25.73	$ 21.54	$ 16.87	$ 21.97
Income from Investment Operations
Net investment income (loss) C	.23	.20	.09	.06	.13
Net realized and unrealized gain (loss)	8.33	.61	4.13	4.68	(5.08)
Total from investment operations	8.56	.81	4.22	4.74	(4.95)
Distributions from net investment income	(.24)	(.11)	(.03)	(.07)	(.13)
Distributions from net realized gain	-	(.25)	-	-	(.02)
Total distributions	(.24)	(.36)	(.03)	(.07)	(.15)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 34.50	$ 26.18	$ 25.73	$ 21.54	$ 16.87
Total Return A, B	32.92%	3.42%	19.59%	28.13%	(22.49)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.11%	1.14%	1.13%	1.18%	1.23%
Expenses net of fee waivers, if any	1.11%	1.14%	1.13%	1.18%	1.23%
Expenses net of all reductions	1.11%	1.14%	1.13%	1.17%	1.23%
Net investment income (loss)	.77%	.80%	.36%	.31%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 271,512	$ 192,038	$ 228,106	$ 165,029	$ 130,860
Portfolio turnover rate E	78%	82%	75%	110%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.75	$ 25.33	$ 21.24	$ 16.64	$ 21.67
Income from Investment Operations
Net investment income (loss) C	.15	.13	.03	.01	.10
Net realized and unrealized gain (loss)	8.20	.61	4.07	4.61	(5.03)
Total from investment operations	8.35	.74	4.10	4.62	(4.93)
Distributions from net investment income	(.17)	(.07)	(.01)	(.02)	(.08)
Distributions from net realized gain	-	(.25)	-	-	(.02)
Total distributions	(.17)	(.32)	(.01)	(.02)	(.10)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 33.93	$ 25.75	$ 25.33	$ 21.24	$ 16.64
Total Return A, B	32.60%	3.15%	19.28%	27.80%	(22.68)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.37%	1.40%	1.39%	1.44%	1.48%
Expenses net of fee waivers, if any	1.37%	1.40%	1.39%	1.44%	1.48%
Expenses net of all reductions	1.36%	1.39%	1.38%	1.43%	1.48%
Net investment income (loss)	.52%	.54%	.10%	.06%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,172	$ 63,954	$ 71,542	$ 58,202	$ 48,054
Portfolio turnover rate E	78%	82%	75%	110%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.29	$ 23.99	$ 20.22	$ 15.90	$ 20.74
Income from Investment Operations
Net investment income (loss) C	(.01)	- H	(.11)	(.09)	.02
Net realized and unrealized gain (loss)	7.74	.57	3.88	4.41	(4.82)
Total from investment operations	7.73	.57	3.77	4.32	(4.80)
Distributions from net investment income	(.05)	(.02)	-	-	(.04)
Distributions from net realized gain	-	(.25)	-	-	-
Total distributions	(.05)	(.27)	-	-	(.04)
Redemption fees added to paid in capital C, H	-	-	-	-	-
Net asset value, end of period	$ 31.97	$ 24.29	$ 23.99	$ 20.22	$ 15.90
Total Return A, B	31.87%	2.59%	18.64%	27.17%	(23.10)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.92%	1.94%	1.93%	1.97%	1.98%
Expenses net of fee waivers, if any	1.92%	1.94%	1.93%	1.97%	1.98%
Expenses net of all reductions	1.91%	1.94%	1.93%	1.97%	1.98%
Net investment income (loss)	(.04)%	-% F	(.44)%	(.48)%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,502	$ 20,058	$ 28,600	$ 29,048	$ 25,212
Portfolio turnover rate E	78%	82%	75%	110%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.38	$ 24.07	$ 20.28	$ 15.94	$ 20.79
Income from Investment Operations
Net investment income (loss) C	.01	.01	(.09)	(.08)	.02
Net realized and unrealized gain (loss)	7.75	.58	3.88	4.42	(4.83)
Total from investment operations	7.76	.59	3.79	4.34	(4.81)
Distributions from net investment income	(.06)	(.03)	-	-	(.04)
Distributions from net realized gain	-	(.25)	-	-	-
Total distributions	(.06)	(.28)	-	-	(.04)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 32.08	$ 24.38	$ 24.07	$ 20.28	$ 15.94
Total Return A, B	31.90%	2.67%	18.69%	27.23%	(23.09)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.87%	1.89%	1.89%	1.93%	1.98%
Expenses net of fee waivers, if any	1.87%	1.89%	1.89%	1.93%	1.98%
Expenses net of all reductions	1.86%	1.88%	1.88%	1.92%	1.98%
Net investment income (loss)	.02%	.05%	(.40)%	(.43)%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,893	$ 66,289	$ 72,673	$ 51,760	$ 37,862
Portfolio turnover rate E	78%	82%	75%	110%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 27.18	$ 26.69	$ 22.30	$ 17.45	$ 22.72
Income from Investment Operations
Net investment income (loss) B	.33	.28	.17	.13	.19
Net realized and unrealized gain (loss)	8.64	.63	4.28	4.83	(5.27)
Total from investment operations	8.97	.91	4.45	4.96	(5.08)
Distributions from net investment income	(.32)	(.17)	(.06)	(.11)	(.17)
Distributions from net realized gain	-	(.25)	-	-	(.02)
Total distributions	(.32)	(.42)	(.06)	(.11)	(.19)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 35.83	$ 27.18	$ 26.69	$ 22.30	$ 17.45
Total Return A	33.28%	3.72%	19.95%	28.52%	(22.31)%
Ratios to Average Net Assets C, E
Expenses before reductions	.84%	.85%	.85%	.89%	.96%
Expenses net of fee waivers, if any	.84%	.85%	.85%	.89%	.96%
Expenses net of all reductions	.83%	.85%	.84%	.88%	.95%
Net investment income (loss)	1.04%	1.08%	.65%	.61%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,780	$ 42,850	$ 68,323	$ 29,578	$ 12,762
Portfolio turnover rate D	78%	82%	75%	110%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 123,912,594
Gross unrealized depreciation	(1,338,720)
Net unrealized appreciation (depreciation) on securities and other investments	$ 122,573,874

Tax Cost	$ 419,932,428

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,115,984
Undistributed long-term capital gain	$ 20,501,642
Net unrealized appreciation (depreciation)	$ 122,574,078

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 2,791,779	$ 1,437,740
Long-term Capital Gains	-	4,219,307
Total	$ 2,791,779	$ 5,657,047

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the update's adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $595,204 and a change in net unrealized appreciation (depreciation) of $(195,061) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $379,874,110 and $331,865,021, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 550,485	$ 17,945
Class T	.25%	.25%	346,384	12,278
Class B	.75%	.25%	189,880	143,886
Class C	.75%	.25%	736,286	100,966
			$ 1,823,035	$ 275,075

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 96,176
Class T	12,796
Class B*	19,584
Class C*	4,573
$ 133,129

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 512,890.23
Class T	163,549.24
Class B	55,201.29
Class C	172,760.23
Institutional Class	120,371.21
	$ 1,024,771

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,799 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $997 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. At period end, there were no security loans outstanding

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

with FCM. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,912, including $175 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $39,059 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ 1,710,170	$ 896,458
Class T	408,593	170,680
Class B	36,770	16,830
Class C	160,671	70,972
Institutional Class	475,575	282,800
Total	$ 2,791,779	$ 1,437,740
From net realized gain
Class A	$ -	$ 2,092,354
Class T	-	659,892
Class B	-	286,480
Class C	-	731,497
Institutional Class	-	449,084
Total	$ -	$ 4,219,307

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	2,574,295	1,757,163	$ 79,657,790	$ 44,013,667
Reinvestment of distributions	53,714	118,075	1,500,721	2,609,664
Shares redeemed	(2,093,962)	(3,404,053)	(62,545,427)	(83,950,843)
Net increase (decrease)	534,047	(1,528,815)	$ 18,613,084	$ (37,327,512)
Class T
Shares sold	353,347	369,147	$ 10,754,227	$ 9,058,222
Reinvestment of distributions	14,180	36,910	390,674	800,817
Shares redeemed	(517,661)	(746,452)	(15,034,025)	(17,604,399)
Net increase (decrease)	(150,134)	(340,395)	$ (3,889,124)	$ (7,745,360)
Class B
Shares sold	24,479	62,276	$ 701,454	$ 1,371,568
Reinvestment of distributions	1,145	12,641	30,226	255,322
Shares redeemed	(303,898)	(441,128)	(8,464,475)	(10,119,054)
Net increase (decrease)	(278,274)	(366,211)	$ (7,732,795)	$ (8,492,164)
Class C
Shares sold	682,170	457,163	$ 19,951,920	$ 10,854,816
Reinvestment of distributions	5,091	31,555	134,814	641,832
Shares redeemed	(604,905)	(787,971)	(16,678,512)	(18,054,638)
Net increase (decrease)	82,356	(299,253)	$ 3,408,222	$ (6,557,990)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Institutional Class
Shares sold	1,667,388	806,817	$ 53,671,489	$ 21,049,427
Reinvestment of distributions	12,331	22,926	356,365	525,598
Shares redeemed	(890,195)	(1,812,880)	(27,529,476)	(44,394,474)
Net increase (decrease)	789,524	(983,137)	$ 26,498,378	$ (22,819,449)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Advisor Technology Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	11.61%	10.59%	7.81%
Class T (incl. 3.50% sales charge)	13.96%	10.82%	7.80%
Class B (incl. contingent deferred sales charge) A	12.52%	10.80%	7.87%
Class C (incl. contingent deferred sales charge) B	16.53%	11.06%	7.65%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology Fund - Class A on July 31, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Technology Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Charlie Chai, Portfolio Manager of Fidelity Advisor® Technology Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 18.42%, 18.09%, 17.52% and 17.53%, respectively (excluding sales charges), topping the 14.25% gain of the MSCI® U.S. IMI Information Technology 25-50 Index but trailing the S&P 500®. Versus the overall market, the technology sector was particularly weighed down by weak results in computer hardware stocks. I look for situations where a company's future earnings power is not reflected in its valuation, whether due to underestimated long-term growth, a misunderstood turnaround story or an unanticipated cyclical rebound. Typically, I find the most compelling investment candidates in the mid-cap and small-cap areas of the market, because that's where the fastest growth tends to be. Given this bias, it was nice to see the fund's relative performance meaningfully bolstered by a sizable underweighting in companies with market capitalizations above $100 billion, and overweightings in mid-caps and especially small-caps. For example, in the semiconductor space, where I nearly halved the fund's weighting because I thought I saw better opportunities elsewhere, the fund benefited from not owning weak-performing Intel, the leading maker of chips for personal computers and a sizable component of the MSCI sector index. On the other hand, the fund had a large overweighting in Cree, a mid-cap stock whose price nearly tripled during the period. This company manufactures semiconductors used in light-emitting diode (LED) products. With that said, as Cree's share price climbed, I significantly reduced this position to manage risk and lock in profits. However, the fund's largest relative contributor was Apple. We started the period with essentially a market weighting here, but early in the year I decreased the position to a large underweighting, which - based on this stock's weak showing - was the right call. That said, Apple remained a huge part of our MSCI benchmark, and it was the fund's largest position at period end. Additionally, Apple was by far the fund's biggest detractor in absolute terms. Elsewhere, communications equipment was an area in which I boosted the fund's weighting, because I expected it to benefit from increasing enterprise IT spending. Stock selection in this group had a positive impact on the fund's relative results, led by Juniper Networks, in which I built a large position during the period, and Acme Packet, which I sold in the spring for a healthy profit, after the stock spiked higher on enterprise database maker Oracle's February announcement that it planned to purchase the company. On the flip side, I was late in bringing up our allocation to strong-performing index stock Cisco Systems, a large-cap provider of network equipment that was our biggest relative detractor because of underweighted exposure here early in the period. Stock picking in systems software was also a negative, mainly due to two stocks: Oracle and VMware. Although we began the period with a large underweighting in Oracle, I eventually built this position into the fund's third-largest holding by period end. However, the shares have been volatile so far in 2013, as the company has been uncharacteristically unreliable at hitting its sales and earnings targets. Meanwhile, VMware, a provider of hardware and software enabling corporate clients to operate virtual, cloud-based servers and related applications, saw its stock plummet in late January, after the firm unveiled a disappointing outlook for 2013 and announced plans to cut 900 jobs. I sold all but a token position here.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.17%
Actual		$ 1,000.00	$ 1,115.30	$ 6.14
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86
Class T	1.41%
Actual		$ 1,000.00	$ 1,113.70	$ 7.39
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class B	1.92%
Actual		$ 1,000.00	$ 1,110.80	$ 10.05
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 9.59
Class C	1.91%
Actual		$ 1,000.00	$ 1,110.70	$ 10.00
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.54
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,116.70	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Technology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	10.0	11.4
Google, Inc. Class A	9.0	8.3
Oracle Corp.	6.4	3.6
Microsoft Corp.	5.6	0.0
Cisco Systems, Inc.	4.1	0.5
salesforce.com, Inc.	3.6	3.4
Visa, Inc. Class A	3.3	3.3
Juniper Networks, Inc.	3.0	1.2
F5 Networks, Inc.	2.3	1.2
Fidelity National Information Services, Inc.	1.6	0.2
	48.9
Top Industries (% of fund's net assets)
As of July 31, 2013
Software	27.7%
Internet Software & Services	16.2%
Computers & Peripherals	13.4%
Communications Equipment	12.5%
IT Services	9.5%
All Others*	20.7%

As of January 31, 2013
Software	19.9%
Internet Software & Services	17.6%
Computers & Peripherals	17.1%
Semiconductors & Semiconductor Equipment	15.1%
Communications Equipment	9.7%
All Others*	20.6%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Technology Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a)	236	$ 7,646
AUTOMOBILES - 0.3%
Automobile Manufacturers - 0.3%
Tesla Motors, Inc. (a)	16,400	2,202,192
COMMUNICATIONS EQUIPMENT - 12.5%
Communications Equipment - 12.5%
AAC Acoustic Technology Holdings, Inc.	16,500	76,803
ADTRAN, Inc.	27,686	731,741
ADVA AG Optical Networking (a)	92,560	502,400
Alcatel-Lucent SA (a)(d)	289,353	730,359
Alcatel-Lucent SA sponsored ADR (a)	926,388	2,353,026
Aruba Networks, Inc. (a)	146,044	2,596,662
BlackBerry Ltd. (a)	300	2,649
Brocade Communications Systems, Inc. (a)	14,000	93,240
Ciena Corp. (a)	129,912	2,865,859
Cisco Systems, Inc.	1,361,717	34,791,869
Comba Telecom Systems Holdings Ltd. (a)	66,000	23,658
F5 Networks, Inc. (a)	223,468	19,611,552
Finisar Corp. (a)	4,863	94,002
HTC Corp.	10,000	53,176
Infinera Corp. (a)(d)	271,890	2,966,320
Ixia (a)	26,400	366,960
JDS Uniphase Corp. (a)	28,981	425,151
Juniper Networks, Inc. (a)	1,180,748	25,586,809
Motorola Solutions, Inc.	1,318	72,266
Palo Alto Networks, Inc.	9,633	471,439
Polycom, Inc. (a)	119	1,138
QUALCOMM, Inc.	1,360	87,788
Radware Ltd. (a)	128,480	1,760,176
Riverbed Technology, Inc. (a)	470	7,351
Sandvine Corp. (U.K.) (a)	1,305,800	2,466,412
SerComm Corp.	273,000	351,319
Sonus Networks, Inc. (a)	1,685,784	5,765,381
Spirent Communications PLC	296,600	596,039
ZTE Corp. (H Shares)	220,800	383,772
		105,835,317
COMPUTERS & PERIPHERALS - 13.4%
Computer Hardware - 12.2%
3D Systems Corp. (a)	4,990	235,678
Advantech Co. Ltd.	176,000	850,808
Apple, Inc.	185,757	84,055,032
Hewlett-Packard Co.	590	15,151
Lenovo Group Ltd.	13,986,000	12,749,629
NCR Corp. (a)	122,240	4,400,640
Stratasys Ltd. (a)	9,741	863,540
Wistron Corp.	81,200	77,424
		103,247,902

	Shares	Value
Computer Storage & Peripherals - 1.2%
ADLINK Technology, Inc.	2,300	$ 3,435
Catcher Technology Co. Ltd.	1,000	4,334
Chicony Electronics Co. Ltd.	29,290	70,112
EMC Corp.	335,605	8,776,071
Gemalto NV	940	98,292
NetApp, Inc.	32,046	1,317,732
SanDisk Corp.	1,414	77,940
Synaptics, Inc. (a)	181	7,240
Wacom Co. Ltd.	7,400	59,859
		10,415,015
TOTAL COMPUTERS & PERIPHERALS		113,662,917
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
Educomp Solutions Ltd.	16,123	6,584
New Oriental Education & Technology Group, Inc. sponsored ADR	3,974	88,183
		94,767
Specialized Consumer Services - 0.0%
LifeLock, Inc.	15,000	170,550
TOTAL DIVERSIFIED CONSUMER SERVICES		265,317
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Dynapack International Technology Corp.	14,000	39,627
TECO Electric & Machinery Co. Ltd.	471,000	513,476
		553,103
ELECTRONIC EQUIPMENT & COMPONENTS - 4.5%
Electronic Components - 2.0%
Aeroflex Holding Corp. (a)	13,464	101,249
Amphenol Corp. Class A	20,108	1,579,684
AU Optronics Corp. (a)	9,000	3,241
Delta Electronics, Inc.	86,000	417,170
InvenSense, Inc. (a)(d)	117,037	2,069,214
Kyocera Corp.	700	71,137
Ledlink Optics, Inc.	379,000	1,259,753
Omron Corp.	48,800	1,512,695
Sapphire Technology Co. Ltd. (a)	4,685	149,051
Sunny Optical Technology Group Co. Ltd.	92,000	92,052
Taiyo Yuden Co. Ltd.	129,300	1,733,948
Tong Hsing Electronics Industries Ltd.	1,128,000	5,490,515
TXC Corp.	776,000	1,041,307
Universal Display Corp. (a)(d)	2,827	81,842
Yaskawa Electric Corp.	130,000	1,554,795
		17,157,653
Electronic Equipment & Instruments - 0.6%
Chroma ATE, Inc.	358,683	749,772
FEI Co.	3,300	255,585
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - continued
Keyence Corp.	7,850	$ 2,565,621
National Instruments Corp.	29,793	839,865
RealD, Inc. (a)	12,949	137,907
Test Research, Inc.	20,366	27,227
TPK Holding Co. Ltd. GDR (Reg. S)	904	10,624
		4,586,601
Electronic Manufacturing Services - 1.3%
Benchmark Electronics, Inc. (a)	1,200	26,544
Fabrinet (a)	10,766	159,444
IPG Photonics Corp.	2,200	133,980
Jabil Circuit, Inc.	4,037	92,811
Ju Teng International Holdings Ltd.	5,014,000	2,437,307
KEMET Corp. (a)	1,417	6,178
TE Connectivity Ltd.	118,085	6,027,058
Trimble Navigation Ltd. (a)	75,867	2,165,244
		11,048,566
Technology Distributors - 0.6%
Arrow Electronics, Inc. (a)	53	2,419
Digital China Holdings Ltd. (H Shares)	4,073,000	4,474,439
Redington India Ltd.	57,478	53,034
VST Holdings Ltd.	1,176,000	197,122
WPG Holding Co. Ltd.	328,975	409,642
WT Microelectronics Co. Ltd.	17,509	19,000
		5,155,656
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		37,948,476
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Biosensors International Group Ltd.	1,223,000	1,000,842
HEALTH CARE TECHNOLOGY - 0.7%
Health Care Technology - 0.7%
athenahealth, Inc. (a)	7,866	880,599
Cerner Corp. (a)	49,354	2,418,346
So-net M3, Inc.	1,041	2,870,697
		6,169,642
HOUSEHOLD DURABLES - 0.7%
Consumer Electronics - 0.7%
Alpine Electronics, Inc.	236,500	2,326,111
Sony Corp.	4,500	94,477
Sony Corp. sponsored ADR (d)	167,000	3,513,680
		5,934,268
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd.	17,000	30,644
TOTAL HOUSEHOLD DURABLES		5,964,912

	Shares	Value
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
NVC Lighting Holdings Ltd.	180,000	$ 47,579
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Samsung Techwin Co. Ltd.	196	12,279
Toshiba Corp.	3,000	13,022
		25,301
INTERNET & CATALOG RETAIL - 0.6%
Internet Retail - 0.6%
Amazon.com, Inc. (a)	6,801	2,048,597
Ctrip.com International Ltd. sponsored ADR (a)	25,100	919,413
E-Commerce China Dangdang, Inc. ADR (a)	260	2,452
Expedia, Inc.	29	1,367
Groupon, Inc. Class A (a)	47,355	419,565
priceline.com, Inc. (a)	69	60,421
Rakuten, Inc.	1,300	17,566
Start Today Co. Ltd.	48,200	997,377
TripAdvisor, Inc. (a)	2,394	179,598
		4,646,356
INTERNET SOFTWARE & SERVICES - 16.2%
Internet Software & Services - 16.2%
Active Network, Inc. (a)	64,340	548,820
Akamai Technologies, Inc. (a)	1,994	94,117
Angie's List, Inc. (a)(d)	100,360	2,209,927
Baidu.com, Inc. sponsored ADR (a)	51	6,748
Bankrate, Inc. (a)	80,285	1,439,510
Bazaarvoice, Inc. (a)	2,800	29,344
Cornerstone OnDemand, Inc. (a)	65,665	2,891,887
DealerTrack Holdings, Inc. (a)	31,770	1,188,198
Demandware, Inc. (a)	54,814	2,434,838
E2open, Inc.	54,993	1,093,261
eBay, Inc. (a)	1,579	81,619
Facebook, Inc. Class A (a)	29,758	1,095,987
Google, Inc. Class A (a)	86,067	76,393,069
INFO Edge India Ltd.	35,836	185,555
IntraLinks Holdings, Inc. (a)	13,467	127,937
Kakaku.com, Inc.	2,200	76,284
LinkedIn Corp. (a)	46,740	9,525,145
LogMeIn, Inc. (a)	347	10,313
Mail.Ru Group Ltd. GDR (e)	1,800	57,510
Marketo, Inc.	1,100	34,573
MercadoLibre, Inc.	134	15,736
Millennial Media, Inc. (a)(d)	141,724	1,404,485
NHN Corp.	8,407	2,195,830
Qihoo 360 Technology Co. Ltd. ADR (a)	9,200	598,552
Rackspace Hosting, Inc. (a)	25,504	1,155,076
Renren, Inc. ADR (a)(d)	5,900	19,647
Responsys, Inc. (a)	224,130	3,247,644
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
SciQuest, Inc. (a)	89,627	$ 2,210,202
SINA Corp. (a)	31,341	2,161,589
SouFun Holdings Ltd. ADR	157	5,457
TelecityGroup PLC	63,300	856,064
Tencent Holdings Ltd.	173,100	7,851,950
Velti PLC (a)	10,736	12,132
VeriSign, Inc. (a)	1,630	77,979
Vocus, Inc. (a)	117,715	1,203,047
Web.com Group, Inc. (a)	31,450	817,071
XO Group, Inc. (a)	5,200	62,192
Yahoo!, Inc. (a)	400,857	11,260,073
Yandex NV (a)	82,276	2,673,970
Youku Tudou, Inc. ADR (a)	404	8,961
		137,362,299
IT SERVICES - 9.5%
Data Processing & Outsourced Services - 8.4%
Automatic Data Processing, Inc.	1,366	98,475
EVERTEC, Inc.	10,100	241,390
Fidelity National Information Services, Inc.	310,100	13,383,916
Fiserv, Inc. (a)	13,912	1,338,891
FleetCor Technologies, Inc. (a)	42,106	3,779,856
Global Payments, Inc.	202	9,355
Jack Henry & Associates, Inc.	20,492	989,764
MasterCard, Inc. Class A	21,270	12,987,675
Paychex, Inc.	54,004	2,129,918
QIWI PLC Class B sponsored ADR	10,200	292,740
Syntel, Inc.	1,100	78,958
The Western Union Co.	74,542	1,338,774
Total System Services, Inc.	168,155	4,609,129
VeriFone Systems, Inc. (a)	44	839
Visa, Inc. Class A	155,848	27,586,654
WEX, Inc. (a)	26,253	2,282,436
		71,148,770
IT Consulting & Other Services - 1.1%
Accenture PLC Class A	22,243	1,641,756
Bit-isle, Inc.	1,600	14,413
Camelot Information Systems, Inc. ADR (a)	145	255
ChinaSoft International Ltd. (a)	20,000	5,390
Cognizant Technology Solutions Corp. Class A (a)	44,828	3,245,099
EPAM Systems, Inc. (a)	44,400	1,285,380
IBM Corp.	375	73,140
InterXion Holding N.V. (a)	30,700	772,719
Pactera Technology International Ltd. ADR	94,096	630,443
ServiceSource International, Inc. (a)	82,288	878,013

	Shares	Value
Teradata Corp. (a)	1,536	$ 90,808
Virtusa Corp. (a)	16,100	415,058
		9,052,474
TOTAL IT SERVICES		80,201,244
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	1,406	112,227
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	27,300	606,060
		718,287
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Airtac International Group	13,910	78,836
Fanuc Corp.	15,400	2,337,289
Mirle Automation Corp.	95,738	70,858
Shin Zu Shing Co. Ltd.	154,000	346,558
SMC Corp.	3,400	721,254
		3,554,795
MEDIA - 0.1%
Advertising - 0.0%
Dentsu, Inc.	200	6,394
ReachLocal, Inc. (a)	658	8,495
		14,889
Cable & Satellite - 0.0%
DIRECTV (a)	190	12,021
Movies & Entertainment - 0.1%
IMAX Corp. (a)	29,830	751,119
TOTAL MEDIA		778,029
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	8,333	80,830
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
China Medical System Holdings Ltd.	95,250	85,970
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Acacia Research Corp.	300	6,846
IHS, Inc. Class A (a)	850	93,313
		100,159
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Specialized REITs - 0.2%
American Tower Corp.	23,574	1,668,803
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.3%
Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (a)	5,757	124,697
Aixtron AG (a)(d)	169,719	2,664,864
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
Amkor Technology, Inc. (a)(d)	1,594	$ 6,727
Applied Materials, Inc.	524	8,546
ASM International NV (depositary receipt)	2,330	73,162
ASML Holding NV	78	7,012
Entegris, Inc. (a)	8,857	84,407
FormFactor, Inc. (a)	50,000	363,500
GCL-Poly Energy Holdings Ltd.	7,410,000	1,891,769
GT Advanced Technologies, Inc. (a)(d)	256,511	1,331,292
ICD Co. Ltd. (a)	5,573	73,153
Lam Research Corp. (a)	8,289	407,985
Nanometrics, Inc. (a)	8,409	129,162
Rubicon Technology, Inc. (a)(d)	303,671	2,556,910
Teradyne, Inc. (a)	4,232	69,786
Tessera Technologies, Inc.	324,314	6,508,982
Ultratech, Inc. (a)	69,227	2,022,813
Veeco Instruments, Inc. (a)(d)	102,272	3,554,975
		21,879,742
Semiconductors - 6.7%
Advanced Micro Devices, Inc. (a)	1,157	4,362
Alpha & Omega Semiconductor Ltd. (a)	8,432	64,505
Altera Corp.	326,668	11,616,314
Analog Devices, Inc.	1,758	86,775
Applied Micro Circuits Corp. (a)	106,225	1,260,891
ARM Holdings PLC sponsored ADR	19	763
Atmel Corp. (a)	11,952	94,421
Avago Technologies Ltd.	2,238	82,090
Broadcom Corp. Class A	313,377	8,639,804
Canadian Solar, Inc. (a)	32	473
Cavium, Inc. (a)	69,229	2,531,012
Chipbond Technology Corp.	228,000	503,204
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	10,042	150,931
Cirrus Logic, Inc. (a)	3,406	65,668
Cree, Inc. (a)	43,287	3,025,761
Crystalwise Technology, Inc. (a)	200,000	185,698
Cypress Semiconductor Corp.	172,228	2,199,352
Dialog Semiconductor PLC (a)	3,866	63,903
Diodes, Inc. (a)	370	10,142
Epistar Corp.	35,000	58,343
EZchip Semiconductor Ltd. (a)(d)	31,915	1,010,110
Fairchild Semiconductor International, Inc. (a)	565	7,130
Freescale Semiconductor Holdings I Ltd. (a)	66,458	1,043,391
Himax Technologies, Inc. sponsored ADR	46,500	302,715
Hittite Microwave Corp. (a)	147	9,185
Infineon Technologies AG	1,000	8,826
Inotera Memories, Inc. (a)	8,360,000	3,135,523
Inphi Corp. (a)	126,857	1,479,153
Intermolecular, Inc. (a)	303,054	1,915,301

	Shares	Value
International Rectifier Corp. (a)	3,569	$ 86,049
Intersil Corp. Class A	96,094	981,120
JA Solar Holdings Co. Ltd. ADR (a)(d)	8,186	76,294
Linear Technology Corp.	185	7,504
LSI Corp.	11,127	86,568
MagnaChip Semiconductor Corp. (a)	64	1,316
Marvell Technology Group Ltd.	566	7,341
MediaTek, Inc.	1,522	18,267
Mellanox Technologies Ltd. (a)	64,752	2,955,929
Micron Technology, Inc. (a)	631	8,361
Microsemi Corp. (a)	4,100	101,106
Mindspeed Technologies, Inc. (a)(d)	161,476	495,731
Monolithic Power Systems, Inc.	32,001	837,786
Novatek Microelectronics Corp.	383,000	1,691,865
NVIDIA Corp.	6,070	87,590
NXP Semiconductors NV (a)	2,533	82,702
O2Micro International Ltd. sponsored ADR (a)	14,600	47,012
Omnivision Technologies, Inc. (a)	113,282	1,841,965
ON Semiconductor Corp. (a)	9,535	78,568
Phison Electronics Corp.	8,000	59,743
PMC-Sierra, Inc. (a)	212,399	1,402,895
Power Integrations, Inc.	1,654	91,218
Radiant Opto-Electronics Corp.	2,626	8,238
Rambus, Inc. (a)	105	1,024
RDA Microelectronics, Inc. sponsored ADR	15,172	170,837
RF Micro Devices, Inc. (a)	1,611	8,361
Samsung Electronics Co. Ltd.	2	2,278
Semtech Corp. (a)	2,703	81,766
Silicon Laboratories, Inc. (a)	1,700	66,402
Silicon Motion Technology Corp. sponsored ADR	66	788
Siliconware Precision Industries Co. Ltd. sponsored ADR	53,700	306,090
SK Hynix, Inc. (a)	270	6,536
Skyworks Solutions, Inc. (a)	3,767	90,483
Spreadtrum Communications, Inc. ADR	277	8,266
STMicroelectronics NV (NY Shares) unit	1,000	8,530
Texas Instruments, Inc.	2,850	111,720
Trina Solar Ltd. (a)	10,094	74,897
Xilinx, Inc.	116,844	5,455,446
YoungTek Electronics Corp.	34,156	75,839
		57,080,177
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		78,959,919
SOFTWARE - 27.7%
Application Software - 11.6%
Adobe Systems, Inc. (a)	194,099	9,177,001
ANSYS, Inc. (a)	47,662	3,805,334
Aspen Technology, Inc. (a)	124,921	4,064,929
Autodesk, Inc. (a)	2,307	81,645
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Blackbaud, Inc.	2,435	$ 85,444
BroadSoft, Inc. (a)	102,777	3,066,866
Citrix Systems, Inc. (a)	124,785	8,987,016
Compuware Corp.	230,453	2,613,337
Comverse, Inc.	4,710	147,517
Concur Technologies, Inc. (a)	19,698	1,750,955
Descartes Systems Group, Inc. (a)	219,300	2,538,679
Ellie Mae, Inc. (a)	3,074	72,393
Guidewire Software, Inc. (a)	62,200	2,721,872
Informatica Corp. (a)	2,233	85,234
Intuit, Inc.	104,746	6,695,364
Jive Software, Inc. (a)	78,998	1,060,153
Kingdee International Software Group Co. Ltd. (a)	14,498,800	3,047,223
Manhattan Associates, Inc. (a)	97	8,569
MicroStrategy, Inc. Class A (a)	17,560	1,668,376
Nuance Communications, Inc. (a)	4,581	85,940
Open Text Corp.	100	7,067
Parametric Technology Corp. (a)	47,220	1,278,718
Pegasystems, Inc.	23,421	840,814
PROS Holdings, Inc. (a)	8,633	283,335
QLIK Technologies, Inc. (a)	53,287	1,668,949
RealPage, Inc. (a)	4,600	92,736
salesforce.com, Inc. (a)	690,703	30,218,256
SAP AG	125	9,159
SAP AG sponsored ADR	1,100	80,179
SolarWinds, Inc. (a)	15,283	542,394
Splunk, Inc. (a)	200	10,002
Synchronoss Technologies, Inc. (a)	12,887	444,473
Synopsys, Inc. (a)	2,500	92,600
TIBCO Software, Inc. (a)	264,833	6,604,935
TiVo, Inc. (a)	8,000	88,400
Ultimate Software Group, Inc. (a)	20,100	2,719,530
Verint Systems, Inc. (a)	215	7,693
Workday, Inc. Class A	12,692	866,737
		97,619,824
Home Entertainment Software - 2.2%
Activision Blizzard, Inc.	360,570	6,483,049
Capcom Co. Ltd.	1,400	24,909
Nintendo Co. Ltd.	41,300	5,261,959
Nintendo Co. Ltd. ADR	34,827	550,267
Perfect World Co. Ltd. sponsored ADR Class B	258,432	5,439,994
Take-Two Interactive Software, Inc. (a)	53,923	945,270
		18,705,448
Systems Software - 13.9%
Allot Communications Ltd. (a)	20,200	295,526
BMC Software, Inc. (a)	1,824	83,849
Check Point Software Technologies Ltd. (a)	13	732
CommVault Systems, Inc. (a)	16,715	1,411,247

	Shares	Value
Fortinet, Inc. (a)	442	$ 9,393
Imperva, Inc. (a)	11,600	587,192
Infoblox, Inc. (a)	3,000	98,100
Insyde Software Corp.	304,000	443,914
Microsoft Corp.	1,496,275	47,626,433
NetSuite, Inc. (a)	39,404	3,699,642
Oracle Corp.	1,685,450	54,524,308
Red Hat, Inc. (a)	107,751	5,578,269
ServiceNow, Inc. (a)	47,700	2,078,766
Symantec Corp.	584	15,581
Tableau Software, Inc.	1,400	77,560
Totvs SA	72,900	1,150,371
VMware, Inc. Class A (a)	1,046	85,971
		117,766,854
TOTAL SOFTWARE		234,092,126
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	61,807	4,579,281
TOTAL COMMON STOCKS (Cost $763,304,914)		820,511,342
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.11% (b)	18,978,148	18,978,148
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	16,714,477	16,714,477
TOTAL MONEY MARKET FUNDS (Cost $35,692,625)		35,692,625
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $798,997,539)		856,203,967
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(9,659,138)
NET ASSETS - 100%		$ 846,544,829
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,510 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 61,392
Fidelity Securities Lending Cash Central Fund	268,641
Total	$ 330,033
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 820,511,342	$ 809,551,453	$ 8,764,059	$ 2,195,830
Money Market Funds	35,692,625	35,692,625	-	-
Total Investments in Securities:	$ 856,203,967	$ 845,244,078	$ 8,764,059	$ 2,195,830
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.2%
Cayman Islands	3.1%
Japan	3.1%
Taiwan	2.2%
Hong Kong	1.5%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $16,100,221) - See accompanying schedule: Unaffiliated issuers (cost $763,304,914)	$ 820,511,342
Fidelity Central Funds (cost $35,692,625)	35,692,625
Total Investments (cost $798,997,539)		$ 856,203,967
Receivable for investments sold		41,084,127
Receivable for fund shares sold		531,751
Dividends receivable		573,201
Distributions receivable from Fidelity Central Funds		16,406
Other receivables		55,274
Total assets		898,464,726

Liabilities
Payable to custodian bank	$ 318
Payable for investments purchased	33,497,081
Payable for fund shares redeemed	824,199
Accrued management fee	387,028
Distribution and service plan fees payable	225,409
Other affiliated payables	204,593
Other payables and accrued expenses	66,792
Collateral on securities loaned, at value	16,714,477
Total liabilities		51,919,897

Net Assets		$ 846,544,829
Net Assets consist of:
Paid in capital		$ 807,879,942
Accumulated net investment loss		(1,634,632)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,905,898)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		57,205,417
Net Assets		$ 846,544,829

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($355,306,059 ÷ 11,884,526 shares)	$ 29.90

Maximum offering price per share (100/94.25 of $29.90)	$ 31.72
Class T: Net Asset Value and redemption price per share ($173,692,302 ÷ 6,032,796 shares)	$ 28.79

Maximum offering price per share (100/96.50 of $28.79)	$ 29.83
Class B: Net Asset Value and offering price per share ($13,744,968 ÷ 517,527 shares)A	$ 26.56

Class C: Net Asset Value and offering price per share ($84,857,518 ÷ 3,180,109 shares)A	$ 26.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($218,943,982 ÷ 6,956,877 shares)	$ 31.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 6,293,285
Interest		378,202
Income from Fidelity Central Funds		330,033
Total income		7,001,520

Expenses
Management fee	$ 4,379,157
Transfer agent fees	2,219,558
Distribution and service plan fees	2,710,907
Accounting and security lending fees	278,733
Custodian fees and expenses	115,866
Independent trustees' compensation	5,595
Registration fees	76,946
Audit	61,076
Legal	5,479
Miscellaneous	6,989
Total expenses before reductions	9,860,306
Expense reductions	(249,926)	9,610,380
Net investment income (loss)		(2,608,860)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	108,252,317
Foreign currency transactions	(129,819)
Total net realized gain (loss)		108,122,498
Change in net unrealized appreciation (depreciation) on: Investment securities	25,688,069
Assets and liabilities in foreign currencies	(2,130)
Total change in net unrealized appreciation (depreciation)		25,685,939
Net gain (loss)		133,808,437
Net increase (decrease) in net assets resulting from operations		$ 131,199,577

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,608,860)	$ (4,886,076)
Net realized gain (loss)	108,122,498	13,565,652
Change in net unrealized appreciation (depreciation)	25,685,939	(12,835,203)
Net increase (decrease) in net assets resulting from operations	131,199,577	(4,155,627)
Share transactions - net increase (decrease)	5,042,118	(54,812,282)
Redemption fees	41,110	30,293
Total increase (decrease) in net assets	136,282,805	(58,937,616)

Net Assets
Beginning of period	710,262,024	769,199,640
End of period (including accumulated net investment loss of $1,634,632 and accumulated net investment loss of $2,745,337, respectively)	$ 846,544,829	$ 710,262,024

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.25	$ 25.14	$ 19.83	$ 16.03	$ 17.04
Income from Investment Operations
Net investment income (loss) C	(.07)	(.13)	(.18)	(.16)	.02 F
Net realized and unrealized gain (loss)	4.72	.24	5.49	3.96	(1.03)
Total from investment operations	4.65	.11	5.31	3.80	(1.01)
Redemption fees added to paid in capital C, H	-	-	-	-	-
Net asset value, end of period	$ 29.90	$ 25.25	$ 25.14	$ 19.83	$ 16.03
Total Return A, B	18.42%	.44%	26.78%	23.71%	(5.93)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.18%	1.18%	1.18%	1.21%	1.23%
Expenses net of fee waivers, if any	1.18%	1.18%	1.18%	1.21%	1.23%
Expenses net of all reductions	1.14%	1.17%	1.16%	1.18%	1.22%
Net investment income (loss)	(.25)%	(.55)%	(.73)%	(.83)%	.17% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 355,306	$ 336,693	$ 375,609	$ 312,659	$ 258,433
Portfolio turnover rate E	142%	201%	167%	115%	225%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.38	$ 24.33	$ 19.24	$ 15.59	$ 16.62
Income from Investment Operations
Net investment income (loss) C	(.13)	(.19)	(.23)	(.20)	(.01) F
Net realized and unrealized gain (loss)	4.54	.24	5.32	3.85	(1.02)
Total from investment operations	4.41	.05	5.09	3.65	(1.03)
Redemption fees added to paid in capital C, H	-	-	-	-	-
Net asset value, end of period	$ 28.79	$ 24.38	$ 24.33	$ 19.24	$ 15.59
Total Return A, B	18.09%	.21%	26.46%	23.41%	(6.20)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.42%	1.43%	1.43%	1.46%	1.49%
Expenses net of fee waivers, if any	1.42%	1.43%	1.43%	1.46%	1.49%
Expenses net of all reductions	1.39%	1.42%	1.40%	1.44%	1.48%
Net investment income (loss)	(.50)%	(.80)%	(.98)%	(1.09)%	(.09)% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 173,692	$ 172,709	$ 196,913	$ 169,049	$ 151,170
Portfolio turnover rate E	142%	201%	167%	115%	225%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.60	$ 22.67	$ 18.01	$ 14.67	$ 15.72
Income from Investment Operations
Net investment income (loss) C	(.24)	(.28)	(.33)	(.27)	(.07) F
Net realized and unrealized gain (loss)	4.20	.21	4.99	3.61	(.98)
Total from investment operations	3.96	(.07)	4.66	3.34	(1.05)
Redemption fees added to paid in capital C, H	-	-	-	-	-
Net asset value, end of period	$ 26.56	$ 22.60	$ 22.67	$ 18.01	$ 14.67
Total Return A, B	17.52%	(.31)%	25.87%	22.77%	(6.68)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.93%	1.93%	1.93%	1.96%	1.98%
Expenses net of fee waivers, if any	1.93%	1.93%	1.93%	1.96%	1.98%
Expenses net of all reductions	1.89%	1.92%	1.91%	1.94%	1.97%
Net investment income (loss)	(1.01)%	(1.30)%	(1.49)%	(1.59)%	(.58)% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,745	$ 17,476	$ 25,508	$ 29,176	$ 30,580
Portfolio turnover rate E	142%	201%	167%	115%	225%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.70	$ 22.77	$ 18.09	$ 14.74	$ 15.79
Income from Investment Operations
Net investment income (loss) C	(.24)	(.29)	(.33)	(.28)	(.07) F
Net realized and unrealized gain (loss)	4.22	.22	5.01	3.63	(.98)
Total from investment operations	3.98	(.07)	4.68	3.35	(1.05)
Redemption fees added to paid in capital C, H	-	-	-	-	-
Net asset value, end of period	$ 26.68	$ 22.70	$ 22.77	$ 18.09	$ 14.74
Total Return A, B	17.53%	(.31)%	25.87%	22.73%	(6.65)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.91%	1.93%	1.92%	1.96%	1.98%
Expenses net of fee waivers, if any	1.91%	1.93%	1.92%	1.96%	1.98%
Expenses net of all reductions	1.88%	1.91%	1.90%	1.93%	1.97%
Net investment income (loss)	(.99)%	(1.29)%	(1.48)%	(1.58)%	(.58)% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,858	$ 88,074	$ 89,819	$ 70,017	$ 55,645
Portfolio turnover rate E	142%	201%	167%	115%	225%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.50	$ 26.30	$ 20.68	$ 16.67	$ 17.68
Income from Investment Operations
Net investment income (loss) B	.02	(.06)	(.11)	(.11)	.06 E
Net realized and unrealized gain (loss)	4.95	.26	5.73	4.12	(1.07)
Total from investment operations	4.97	.20	5.62	4.01	(1.01)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 31.47	$ 26.50	$ 26.30	$ 20.68	$ 16.67
Total Return A	18.75%	.76%	27.18%	24.06%	(5.71)%
Ratios to Average Net Assets C, F
Expenses before reductions	.86%	.86%	.87%	.92%	.98%
Expenses net of fee waivers, if any	.86%	.86%	.87%	.92%	.98%
Expenses net of all reductions	.83%	.85%	.85%	.90%	.97%
Net investment income (loss)	.06%	(.23)%	(.43)%	(.55)%	.42% E
Supplemental Data
Net assets, end of period (000 omitted)	$ 218,944	$ 95,310	$ 81,350	$ 42,277	$ 26,285
Portfolio turnover rate D	142%	201%	167%	115%	225%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .07%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discounts, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 94,978,316
Gross unrealized depreciation	(41,304,263)
Net unrealized appreciation (depreciation) on securities and other investments	$ 53,674,053

Tax Cost	$ 802,529,914

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (13,373,523)
Net unrealized appreciation (depreciation)	$ 53,673,042

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (13,373,523)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,100,570,826 and $1,063,843,921, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 848,707	$ 33,831
Class T	.25%	.25%	851,550	20,642
Class B	.75%	.25%	154,203	116,994
Class C	.75%	.25%	856,447	101,027
			$ 2,710,907	$ 272,494

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 57,057
Class T	15,893
Class B*	22,798
Class C*	4,089
$ 99,837

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,016,946.30
Class T	501,293.29
Class B	46,281.30
Class C	241,397.28
Institutional Class	413,641.23
	$ 2,219,558

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $31,496 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,838 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $268,641, including $35,374 from securities loaned to FCM.

Annual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $249,774 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $152.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	2,023,713	2,592,933	$ 54,950,216	$ 63,934,256
Shares redeemed	(3,472,615)	(4,198,134)	(93,501,470)	(101,495,361)
Net increase (decrease)	(1,448,902)	(1,605,201)	$ (38,551,254)	$ (37,561,105)
Class T
Shares sold	649,951	978,762	$ 16,942,760	$ 23,400,718
Shares redeemed	(1,701,808)	(1,986,110)	(44,280,679)	(46,751,109)
Net increase (decrease)	(1,051,857)	(1,007,348)	$ (27,337,919)	$ (23,350,391)
Class B
Shares sold	13,056	50,311	$ 310,857	$ 1,085,625
Shares redeemed	(268,749)	(402,080)	(6,477,118)	(8,778,422)
Net increase (decrease)	(255,693)	(351,769)	$ (6,166,261)	$ (7,692,797)
Class C
Shares sold	460,587	840,429	$ 11,287,228	$ 19,233,850
Shares redeemed	(1,159,733)	(904,947)	(27,841,417)	(19,636,815)
Net increase (decrease)	(699,146)	(64,518)	$ (16,554,189)	$ (402,965)
Institutional Class
Shares sold	6,347,952	2,443,052	$ 179,251,253	$ 63,798,153
Shares redeemed	(2,987,970)	(1,939,243)	(85,599,512)	(49,603,177)
Net increase (decrease)	3,359,982	503,809	$ 93,651,741	$ 14,194,976

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Advisor Utilities Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) C	6.58%	3.95%	9.79%
Class T (incl. 3.50% sales charge) C	8.86%	4.18%	9.76%
Class B (incl. contingent deferred sales charge) A,C	7.24%	4.07%	9.86%
Class C (incl. contingent deferred sales charge) B,C	11.27%	4.41%	9.65%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

C Prior to October 1, 2006, Fidelity Advisor Utilities Fund was named Fidelity Advisor Telecommunications & Utilities Fund, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Fund - Class A on July 31, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Utilities Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Douglas Simmons, Portfolio Manager of Fidelity Advisor® Utilities Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 13.09%, 12.81%, 12.24% and 12.27%, respectively (excluding sales charges), outperforming the 10.82% gain of the MSCI® U.S. IMI Utilities 20-50 Index, but underperforming the S&P 500®. Utilities underperformed the broad market partly due to concerns about higher tax rates on dividends. I favor stocks offering above-average dividend growth with significant investment opportunities that can earn timely and above-average returns on their investments. The two areas I've focused on are utilities with large pipeline operations focused on transporting natural gas, and utilities constructing electric transmission infrastructure. Top individual contributors versus the index included San Diego-based multi-utility Sempra Energy; an out-of-benchmark stake in Houston-based oil/gas storage/transport firm Cheniere Energy; and an underweighting in electric utility and underperforming index component Exelon, which has headquarters in Chicago, and which I sold from the fund before period end. On the down side, my positioning in gas utilities detracted, including untimely ownership of Oklahoma-based ONEOK. An overweighting in Ohio electric utility FirstEnergy also hurt the fund's relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.17%
Actual		$ 1,000.00	$ 1,090.10	$ 6.06
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86
Class T	1.45%
Actual		$ 1,000.00	$ 1,089.00	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class B	1.94%
Actual		$ 1,000.00	$ 1,086.00	$ 10.03
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 9.69
Class C	1.90%
Actual		$ 1,000.00	$ 1,086.30	$ 9.83
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,091.90	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Utilities Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Duke Energy Corp.	10.7	13.7
Sempra Energy	7.8	8.8
NextEra Energy, Inc.	6.9	3.5
CenterPoint Energy, Inc.	5.6	4.3
OGE Energy Corp.	5.6	1.5
NRG Energy, Inc.	5.4	4.4
Edison International	5.0	6.5
Ameren Corp.	4.5	1.4
PG&E Corp.	4.3	3.8
NiSource, Inc.	4.2	4.5
	60.0
Top Industries (% of fund's net assets)
As of July 31, 2013
Electric Utilities	38.6%
Multi-Utilities	26.4%
Oil, Gas & Consumable Fuels	15.2%
Independent Power Producers & Energy Traders	13.6%
Gas Utilities	4.7%
All Others*	1.5%

As of January 31, 2013
Electric Utilities	42.5%
Multi-Utilities	24.9%
Independent Power Producers & Energy Traders	13.2%
Oil, Gas & Consumable Fuels	8.1%
Gas Utilities	4.7%
All Others*	6.6%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Utilities Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
ELECTRIC UTILITIES - 38.6%
Electric Utilities - 38.6%
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (d)	23,911	$ 221,416
Duke Energy Corp.	315,691	22,414,061
EDF SA	22,400	657,235
Edison International	209,623	10,449,707
Entergy Corp.	85,200	5,751,000
FirstEnergy Corp.	81,282	3,094,406
ITC Holdings Corp.	35,580	3,265,177
NextEra Energy, Inc.	166,640	14,432,690
OGE Energy Corp.	311,670	11,656,458
PPL Corp.	268,057	8,516,171
		80,458,321
GAS UTILITIES - 4.7%
Gas Utilities - 4.7%
National Fuel Gas Co.	27,570	1,787,363
ONEOK, Inc.	68,903	3,648,414
Questar Corp.	182,733	4,360,009
		9,795,786
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 13.6%
Independent Power Producers & Energy Traders - 13.6%
Calpine Corp. (a)	390,717	7,818,247
Drax Group PLC	114,700	1,119,337
NRG Energy, Inc.	418,615	11,227,254
The AES Corp.	657,567	8,180,133
		28,344,971
MULTI-UTILITIES - 26.4%
Multi-Utilities - 26.4%
Ameren Corp.	263,600	9,439,516
CenterPoint Energy, Inc.	473,019	11,740,332
NiSource, Inc.	286,863	8,812,431
PG&E Corp.	192,418	8,830,062
Sempra Energy	185,437	16,249,844
		55,072,185
OIL, GAS & CONSUMABLE FUELS - 15.2%
Oil & Gas Exploration & Production - 3.4%
Energen Corp.	118,543	7,099,540

	Shares	Value
Oil & Gas Storage & Transport - 11.8%
Cheniere Energy, Inc. (a)	110,689	$ 3,162,385
Enbridge, Inc.	143,800	6,380,066
Spectra Energy Corp.	110,176	3,965,234
The Williams Companies, Inc.	167,866	5,735,981
TransCanada Corp. (d)	115,000	5,254,552
		24,498,218
TOTAL OIL, GAS & CONSUMABLE FUELS		31,597,758
TOTAL COMMON STOCKS (Cost $187,529,940)		205,269,021
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.11% (b)	398,653	398,653
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,902,575	4,902,575
TOTAL MONEY MARKET FUNDS (Cost $5,301,228)		5,301,228
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $192,831,168)		210,570,249
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(2,172,045)
NET ASSETS - 100%		$ 208,398,204
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,287
Fidelity Securities Lending Cash Central Fund	5,947
Total	$ 10,234
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $4,643,762) - See accompanying schedule: Unaffiliated issuers (cost $187,529,940)	$ 205,269,021
Fidelity Central Funds (cost $5,301,228)	5,301,228
Total Investments (cost $192,831,168)		$ 210,570,249
Receivable for investments sold		8,744,107
Receivable for fund shares sold		220,982
Dividends receivable		192,031
Distributions receivable from Fidelity Central Funds		1,590
Other receivables		10,611
Total assets		219,739,570

Liabilities
Payable for investments purchased	$ 5,740,666
Payable for fund shares redeemed	439,230
Accrued management fee	95,216
Distribution and service plan fees payable	72,499
Other affiliated payables	54,482
Other payables and accrued expenses	36,698
Collateral on securities loaned, at value	4,902,575
Total liabilities		11,341,366

Net Assets		$ 208,398,204
Net Assets consist of:
Paid in capital		$ 202,325,056
Undistributed net investment income		2,085,978
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,752,902)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,740,072
Net Assets		$ 208,398,204

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($106,850,542 ÷ 4,550,306 shares)	$ 23.48

Maximum offering price per share (100/94.25 of $23.48)	$ 24.91
Class T: Net Asset Value and redemption price per share ($41,239,205 ÷ 1,755,158 shares)	$ 23.50

Maximum offering price per share (100/96.50 of $23.50)	$ 24.35
Class B: Net Asset Value and offering price per share ($5,289,193 ÷ 227,614 shares)A	$ 23.24

Class C: Net Asset Value and offering price per share ($35,457,409 ÷ 1,539,340 shares)A	$ 23.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,561,855 ÷ 819,376 shares)	$ 23.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Utilities Fund
Financial Statements - continued

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 6,712,298
Income from Fidelity Central Funds		10,234
Total income		6,722,532

Expenses
Management fee	$ 1,124,419
Transfer agent fees	578,038
Distribution and service plan fees	820,392
Accounting and security lending fees	78,978
Custodian fees and expenses	7,783
Independent trustees' compensation	1,457
Registration fees	66,778
Audit	45,568
Legal	778
Interest	238
Miscellaneous	1,666
Total expenses before reductions	2,726,095
Expense reductions	(72,106)	2,653,989
Net investment income (loss)		4,068,543
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,530,623
Foreign currency transactions	(12,799)
Total net realized gain (loss)		17,517,824
Change in net unrealized appreciation (depreciation) on: Investment securities	2,064,734
Assets and liabilities in foreign currencies	991
Total change in net unrealized appreciation (depreciation)		2,065,725
Net gain (loss)		19,583,549
Net increase (decrease) in net assets resulting from operations		$ 23,652,092

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,068,543	$ 3,499,951
Net realized gain (loss)	17,517,824	12,574,840
Change in net unrealized appreciation (depreciation)	2,065,725	5,997,904
Net increase (decrease) in net assets resulting from operations	23,652,092	22,072,695
Distributions to shareholders from net investment income	(3,653,862)	(3,107,112)
Share transactions - net increase (decrease)	(6,877,753)	16,682,706
Redemption fees	5,578	8,157
Total increase (decrease) in net assets	13,126,055	35,656,446

Net Assets
Beginning of period	195,272,149	159,615,703
End of period (including undistributed net investment income of $2,085,978 and undistributed net investment income of $1,693,797, respectively)	$ 208,398,204	$ 195,272,149

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.20	$ 19.09	$ 16.59	$ 15.27	$ 20.28
Income from Investment Operations
Net investment income (loss) C	.47	.43	.39	.40	.35
Net realized and unrealized gain (loss)	2.24	2.07	2.50	1.32	(5.10)
Total from investment operations	2.71	2.50	2.89	1.72	(4.75)
Distributions from net investment income	(.43)	(.39)	(.39)	(.40)	(.26)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 23.48	$ 21.20	$ 19.09	$ 16.59	$ 15.27
Total Return A, B	13.09%	13.40%	17.71%	11.42%	(23.44)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.20%	1.23%	1.24%	1.26%	1.26%
Expenses net of fee waivers, if any	1.20%	1.23%	1.24%	1.26%	1.26%
Expenses net of all reductions	1.16%	1.22%	1.20%	1.22%	1.26%
Net investment income (loss)	2.16%	2.24%	2.18%	2.49%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,851	$ 99,813	$ 78,312	$ 64,890	$ 66,064
Portfolio turnover rate E	154%	195%	201%	216%	247%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.21	$ 19.09	$ 16.59	$ 15.27	$ 20.26
Income from Investment Operations
Net investment income (loss) C	.41	.38	.35	.35	.31
Net realized and unrealized gain (loss)	2.25	2.07	2.50	1.33	(5.10)
Total from investment operations	2.66	2.45	2.85	1.68	(4.79)
Distributions from net investment income	(.37)	(.33)	(.35)	(.36)	(.20)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 23.50	$ 21.21	$ 19.09	$ 16.59	$ 15.27
Total Return A, B	12.81%	13.13%	17.39%	11.13%	(23.61)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.47%	1.49%	1.50%	1.52%	1.52%
Expenses net of fee waivers, if any	1.47%	1.49%	1.50%	1.52%	1.52%
Expenses net of all reductions	1.43%	1.48%	1.46%	1.49%	1.52%
Net investment income (loss)	1.89%	1.98%	1.92%	2.23%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,239	$ 38,276	$ 35,701	$ 33,651	$ 33,989
Portfolio turnover rate E	154%	195%	201%	216%	247%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.96	$ 18.86	$ 16.38	$ 15.08	$ 20.01
Income from Investment Operations
Net investment income (loss) C	.30	.28	.25	.27	.24
Net realized and unrealized gain (loss)	2.23	2.05	2.49	1.31	(5.04)
Total from investment operations	2.53	2.33	2.74	1.58	(4.80)
Distributions from net investment income	(.25)	(.23)	(.26)	(.28)	(.13)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 23.24	$ 20.96	$ 18.86	$ 16.38	$ 15.08
Total Return A, B	12.24%	12.54%	16.87%	10.56%	(23.97)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.96%	1.98%	1.99%	2.01%	2.01%
Expenses net of fee waivers, if any	1.96%	1.98%	1.99%	2.01%	2.01%
Expenses net of all reductions	1.92%	1.97%	1.95%	1.98%	2.01%
Net investment income (loss)	1.40%	1.49%	1.43%	1.74%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,289	$ 6,677	$ 7,773	$ 8,794	$ 10,634
Portfolio turnover rate E	154%	195%	201%	216%	247%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.80	$ 18.75	$ 16.30	$ 15.02	$ 19.93
Income from Investment Operations
Net investment income (loss) C	.31	.29	.26	.27	.24
Net realized and unrealized gain (loss)	2.20	2.03	2.46	1.30	(5.02)
Total from investment operations	2.51	2.32	2.72	1.57	(4.78)
Distributions from net investment income	(.28)	(.27)	(.27)	(.29)	(.13)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 23.03	$ 20.80	$ 18.75	$ 16.30	$ 15.02
Total Return A, B	12.27%	12.56%	16.85%	10.54%	(23.96)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.93%	1.95%	1.98%	2.01%	2.01%
Expenses net of fee waivers, if any	1.93%	1.95%	1.98%	2.01%	2.01%
Expenses net of all reductions	1.89%	1.95%	1.94%	1.97%	2.01%
Net investment income (loss)	1.43%	1.51%	1.43%	1.74%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,457	$ 29,942	$ 26,915	$ 21,415	$ 22,352
Portfolio turnover rate E	154%	195%	201%	216%	247%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.56	$ 19.40	$ 16.85	$ 15.51	$ 20.52
Income from Investment Operations
Net investment income (loss) B	.55	.50	.45	.44	.39
Net realized and unrealized gain (loss)	2.26	2.10	2.54	1.35	(5.17)
Total from investment operations	2.81	2.60	2.99	1.79	(4.78)
Distributions from net investment income	(.50)	(.44)	(.44)	(.45)	(.23)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 23.87	$ 21.56	$ 19.40	$ 16.85	$ 15.51
Total Return A	13.40%	13.79%	18.05%	11.66%	(23.24)%
Ratios to Average Net Assets C, E
Expenses before reductions	.89%	.92%	.98%	1.00%	1.00%
Expenses net of fee waivers, if any	.89%	.92%	.98%	1.00%	1.00%
Expenses net of all reductions	.85%	.91%	.94%	.97%	1.00%
Net investment income (loss)	2.46%	2.55%	2.44%	2.75%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,562	$ 20,564	$ 10,914	$ 6,511	$ 4,373
Portfolio turnover rate D	154%	195%	201%	216%	247%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,254,170
Gross unrealized depreciation	(1,722,646)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,531,524

Tax Cost	$ 193,038,725

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,085,982
Capital loss carryforward	$ (13,545,345)
Net unrealized appreciation (depreciation)	$ 17,532,515

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (13,545,345)
Total capital loss carryforward	$ (13,545,345)

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 3,653,862	$ 3,107,112

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $307,684,612 and $311,753,007, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 254,923	$ 11,679
Class T	.25%	.25%	193,134	4,958
Class B	.75%	.25%	57,706	45,047
Class C	.75%	.25%	314,629	59,965
			$ 820,392	$ 121,649

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 65,568
Class T	8,376
Class B*	7,419
Class C*	2,444
$ 83,807

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 297,076.29
Class T	120,247.31
Class B	17,416.30
Class C	85,688.27
Institutional Class	57,611.23
	$ 578,038

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,537 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,621,600.30%		$ 238

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $471 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund

Annual Report

Notes to Financial Statements - continued

7. Security Lending - continued

on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,947. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $72,102 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ 2,004,234	$ 1,654,303
Class T	666,068	639,462
Class B	71,622	91,242
Class C	400,020	419,210
Institutional Class	511,918	302,895
Total	$ 3,653,862	$ 3,107,112

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	1,274,291	1,455,060	$ 28,192,446	$ 28,046,781
Reinvestment of distributions	85,327	77,893	1,751,329	1,433,959
Shares redeemed	(1,517,309)	(926,992)	(33,069,256)	(17,830,196)
Net increase (decrease)	(157,691)	605,961	$ (3,125,481)	$ 11,650,544
Class T
Shares sold	287,114	428,140	$ 6,306,381	$ 8,180,543
Reinvestment of distributions	30,843	32,850	634,437	606,115
Shares redeemed	(367,378)	(526,129)	(7,924,238)	(10,126,088)
Net increase (decrease)	(49,421)	(65,139)	$ (983,420)	$ (1,339,430)
Class B
Shares sold	17,365	59,712	$ 386,769	$ 1,111,703
Reinvestment of distributions	3,129	4,324	63,812	79,307
Shares redeemed	(111,479)	(157,671)	(2,387,277)	(2,989,895)
Net increase (decrease)	(90,985)	(93,635)	$ (1,936,696)	$ (1,798,885)
Class C
Shares sold	509,725	518,655	$ 11,190,388	$ 9,682,101
Reinvestment of distributions	15,458	18,237	312,553	332,155
Shares redeemed	(425,145)	(533,137)	(9,149,304)	(10,002,257)
Net increase (decrease)	100,038	3,755	$ 2,353,637	$ 11,999
Institutional Class
Shares sold	936,449	988,603	$ 20,838,974	$ 19,698,436
Reinvestment of distributions	22,869	14,596	476,446	273,126
Shares redeemed	(1,093,899)	(611,715)	(24,501,213)	(11,813,084)
Net increase (decrease)	(134,581)	391,484	$ (3,185,793)	$ 8,158,478

Annual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Advisor Series VII and the Shareholders of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund (collectively, the "Funds"), including the schedules of investments, as of July 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund as of July 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos each oversees 230 Fidelity funds. David A. Rosow, Garnett A. Smith, and Michael E. Wiley each oversees 64 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Ronald P. O'Hanley is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through SelectCo, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Annual Report

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2013

Mr. O'Hanley is Trustee and Chairman of the Board of Trustees of certain funds. Mr. O'Hanley also serves as a Trustee of other Fidelity funds (2011-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, his affiliation with the trust or various entities under common control with SelectCo.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Ned C. Lautenbach (1944)

Year of Election or Appointment: 2013

Mr. Lautenbach serves as Chairman of the Independent Trustees of other Fidelity funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

David A. Rosow (1942)

Year of Election or Appointment: 2013

Mr. Rosow is Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida. Mr. Rosow served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present). Mr. Smith served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2013

Mr. Stavropoulos serves as Vice Chairman of the Independent Trustees of other Fidelity funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Michael E. Wiley (1950)

Year of Election or Appointment: 2013

Mr. Wiley serves as Chairman of the Independent Trustees of Fidelity's Sector Portfolios (2013-present). Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Sector Portfolios. Mr. Robins also serves as President and Treasurer (2008-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Sector Portfolios. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Christopher S. Bartel (1971)

Year of Election or Appointment: 2009

Vice President of Fidelity's Sector and Real Estate Equity Funds. Mr. Bartel also serves as a Director, President, and Chief Executive Officer of Fidelity Management & Research (Japan) Inc. (2012-present), a Director of Fidelity Management & Research (Hong Kong) (2012-present), and Senior Vice President of Global Equity Research (2010-present). Previously, Mr. Bartel served as Senior Vice President of Equity Research (2009-2010), Managing Director of Research (2006-2009), and an analyst and portfolio manager (2000-2006).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Sector Portfolios. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Sector Portfolios. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Sector Portfolios. Mr. Deberghes also serves as Vice President (2011-present), Deputy Treasurer (2008-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Sector Portfolios. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Sector Portfolios. Ms. Smith also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Sector Portfolios. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Biotechnology Fund
Class A	09/09/13	09/06/13	$0.000	$0.000
Class T	09/09/13	09/06/13	$0.000	$0.000
Class B	09/09/13	09/06/13	$0.000	$0.000
Class C	09/09/13	09/06/13	$0.000	$0.000
Fidelity Advisor Communications Equipment Fund
Class A	09/16/13	09/13/13	$0.000	$0.000
Class T	09/16/13	09/13/13	$0.000	$0.000
Class B	09/16/13	09/13/13	$0.000	$0.000
Class C	09/16/13	09/13/13	$0.000	$0.000
Fidelity Advisor Consumer Discretionary Fund
Class A	09/09/13	09/06/13	$0.000	$1.046
Class T	09/09/13	09/06/13	$0.000	$1.017
Class B	09/09/13	09/06/13	$0.000	$0.963
Class C	09/09/13	09/06/13	$0.000	$0.986
Fidelity Advisor Electronics Fund
Class A	09/16/13	09/13/13	$0.000	$0.000
Class T	09/16/13	09/13/13	$0.000	$0.000
Class B	09/16/13	09/13/13	$0.000	$0.000
Class C	09/16/13	09/13/13	$0.000	$0.000
Fidelity Advisor Energy Fund
Class A	09/09/13	09/06/13	$0.045	$0.497
Class T	09/09/13	09/06/13	$0.000	$0.497
Class B	09/09/13	09/06/13	$0.000	$0.497
Class C	09/09/13	09/06/13	$0.000	$0.497
Fidelity Advisor Financial Services Fund
Class A	09/09/13	09/06/13	$0.056	$0.000
Class T	09/09/13	09/06/13	$0.035	$0.000
Class B	09/09/13	09/06/13	$0.000	$0.000
Class C	09/09/13	09/06/13	$0.013	$0.000
Fidelity Advisor Health Care Fund
Class A	09/09/13	09/06/13	$0.000	$1.925
Class T	09/09/13	09/06/13	$0.000	$1.884
Class B	09/09/13	09/06/13	$0.000	$1.797
Class C	09/09/13	09/06/13	$0.000	$1.849
Fidelity Advisor Industrials Fund
Class A	09/09/13	09/06/13	$0.087	$1.250
Class T	09/09/13	09/06/13	$0.038	$1.250
Class B	09/09/13	09/06/13	$0.000	$1.250
Class C	09/09/13	09/06/13	$0.000	$1.250
Fidelity Advisor Technology Fund
Class A	09/09/13	09/06/13	$0.000	$0.000
Class T	09/09/13	09/06/13	$0.000	$0.000
Class B	09/09/13	09/06/13	$0.000	$0.000
Class C	09/09/13	09/06/13	$0.000	$0.000
	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Utilities Fund
Class A	09/09/13	09/06/13	$0.260	$0.000
Class T	09/09/13	09/06/13	$0.225	$0.000
Class B	09/09/13	09/06/13	$0.138	$0.000
Class C	09/09/13	09/06/13	$0.174	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Consumer Discretionary Fund	$4,929,534
Fidelity Advisor Energy Fund	$8,461,408
Fidelity Advisor Health Care Fund	$42,015,500
Fidelity Advisor Industrials Fund	$21,494,783

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	September 2012	December 2012
Fidelity Advisor Consumer Discretionary Fund
Class A	0%	52%
Class T	0%	56%
Class B	0%	66%
Class C	0%	63%
Fidelity Advisor Energy Fund
Class A	0%	100%
Class T	0%	100%
Class B	0%	100%
Class C	0%	100%
Fidelity Advisor Financial Services Fund
Class A	100%	66%
Class T	100%	77%
Class B	0%	100%
Class C	0%	100%
Fidelity Advisor Health Care Fund
Class A	0%	100%
Class T	0%	100%
Class B	0%	100%
Class C	0%	100%
Fidelity Advisor Industrials Fund
Class A	100%	100%
Class T	100%	100%
Class B	0%	100%
Class C	0%	100%
Fidelity Advisor Utilities Fund
Class A	100%	100%
Class T	100%	100%
Class B	100%	100%
Class C	100%	100%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	September 2012	December 2012
Fidelity Advisor Consumer Discretionary Fund
Class A	0%	53%
Class T	0%	56%
Class B	0%	67%
Class C	0%	63%
Fidelity Advisor Energy Fund
Class A	0%	100%
Class T	0%	100%
Class B	0%	100%
Class C	0%	100%
Fidelity Advisor Financial Services Fund
Class A	100%	100%
Class T	100%	100%
Class B	0%	100%
Class C	0%	100%
Fidelity Advisor Health Care Fund
Class A	0%	100%
Class T	0%	100%
Class B	0%	100%
Class C	0%	100%
Fidelity Advisor Industrials Fund
Class A	100%	100%
Class T	100%	100%
Class B	0%	100%
Class C	0%	100%
Fidelity Advisor Utilities Fund
Class A	100%	100%
Class T	100%	100%
Class B	100%	100%
Class C	100%	100%

The funds will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	2,198,660,066.13	95.750
Withheld	97,591,697.03	4.250
TOTAL	2,296,251,763.16	100.000
Ronald P. O'Hanley
Affirmative	2,202,691,976.72	95.926
Withheld	93,559,786.44	4.074
TOTAL	2,296,251,763.16	100.000
David A. Rosow
Affirmative	2,198,765,612.76	95.755
Withheld	97,486,150.40	4.245
TOTAL	2,296,251,763.16	100.000
Garnett A. Smith
Affirmative	2,201,945,782.92	95.894
Withheld	94,305,980.24	4.106
TOTAL	2,296,251,763.16	100.000
William S. Stavropoulos
Affirmative	2,196,127,224.90	95.640
Withheld	100,124,538.26	4.360
TOTAL	2,296,251,763.16	100.000
Michael E. Wiley
Affirmative	2,201,986,460.61	95.895
Withheld	94,265,302.55	4.105
TOTAL	2,296,251,763.16	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Biotechnology Fund and Fidelity SelectCo, LLC.
Affirmative	137,116,305.19	73.359
Against	6,359,191.13	3.403
Abstain	7,177,117.61	3.839
Broker Non-Votes	36,260,149.42	19.399
TOTAL	186,912,763.35	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Communications Equipment Fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	5,233,693.93	72.464
Against	34,215.90	0.474
Abstain	833,046.86	11.534
Broker Non-Votes	1,121,564.98	15.528
TOTAL	7,222,521.67	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Consumer Discretionary Fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	33,211,831.52	75.349
Against	776,267.96	1.761
Abstain	2,119,724.81	4.809
Broker Non-Votes	7,970,040.80	18.081
TOTAL	44,077,865.09	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Electronics Fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	6,301,924.59	74.665
Against	207,963.13	2.464
Abstain	701,419.52	8.310
Broker Non-Votes	1,229,019.77	14.561
TOTAL	8,440,327.01	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Energy Fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	275,558,564.89	70.351
Against	13,248,744.01	3.383
Abstain	18,657,642.59	4.763
Broker Non-Votes	84,229,792.26	21.503
TOTAL	391,694,743.75	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Financial Services Fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	51,207,192.54	69.108
Against	3,941,419.25	5.320
Abstain	3,198,203.57	4.316
Broker Non-Votes	15,750,658.72	21.256
TOTAL	74,097,474.08	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Health Care Fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	223,297,798.07	70.835
Against	12,190,538.03	3.868
Abstain	16,814,461.94	5.333
Broker Non-Votes	62,934,963.61	19.964
TOTAL	315,237,761.65	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Industrials Fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	184,060,135.52	70.555
Against	9,949,332.48	3.814
Abstain	11,643,900.90	4.463
Broker Non-Votes	55,223,136.22	21.168
TOTAL	260,876,505.12	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Technology Fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	321,976,700.64	71.695
Against	19,581,003.61	4.361
Abstain	27,788,990.72	6.187
Broker Non-Votes	79,749,011.61	17.757
TOTAL	449,095,706.58	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Utilities Fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	94,643,508.86	71.936
Against	5,510,188.26	4.188
Abstain	6,002,394.12	4.562
Broker Non-Votes	25,411,787.41	19.314
TOTAL	131,567,878.65	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank†

New York, NY

Brown Brothers Harriman & Co. ††

Boston, MA

State Street Bank and Trust †††

Quincy, MA

† Custodian for Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Fund.

†† Custodian for Fidelity Advisor Energy Fund.

††† Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund.

AFOC-UANNPRO-0913
1.789241.109

Fidelity Advisor

Focus Funds®

Institutional Class

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Electronics Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

Annual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Fidelity Advisor® Biotechnology Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Communications Equipment Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Consumer Discretionary Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Electronics Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Energy Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Financial Services Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Health Care Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Industrials Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Technology Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Utilities Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Advisor® Biotechnology Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class	55.39%	18.87%	13.05%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Biotechnology Fund - Institutional Class on July 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Advisor Biotechnology Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Rajiv Kaul, Portfolio Manager of Fidelity Advisor® Biotechnology Fund: For the year, the fund's Institutional Class shares returned 55.39%, slightly trailing the 55.75% advance of the MSCI® U.S. IMI Biotechnology 25-50 Index but more than doubling the gain of the S&P 500®. Biotech was one of the stock market's best-performing industry groups, as investors favored companies with earnings growth that was less dependent on the broader economy, which featured subdued growth during the period. I believe biotechnology is an area where intensive research tends to yield particularly favorable results. My team and I look at a company's product pipeline relative to consensus estimates, the size of the potential market for various medicines and a stock's valuation in the context of the underlying company's growth opportunities. I also spend a lot of time in meetings with corporate executives, doctors, scientists, customers and competitors to get an accurate read on the prospects for any given drug. Since I'm searching for companies with meaningful revenue and earnings-growth prospects, I tend to overweight small- and mid-cap stocks, and underweight large-caps. However, while smaller-cap stocks normally outperform when the biotech group is strong, this was not the case during the reporting period, perhaps because investors were looking for a combination of growth and relative safety. Consequently, versus the MSCI index, the fund's tilt toward smaller-cap stocks and lighter exposure to the larger end of the market-capitalization spectrum hurt during the period. A modest cash position also was a drawback in a soaring market. Fortunately, these negatives were mostly offset by strong stock picking, especially among small-caps. The fund's top relative contributor was Aegerion Pharmaceuticals. Following the January 2013 commercial launch of JUXTAPIDTM, the firm's oral treatment for a rare but potentially fatal disease that causes high cholesterol, sales and earnings came in above expectations, bolstering the position. I'd begun buying this stock in August, based on JUXTAPID's benefits and the lack of a credible alternative treatment. Moreover, I added aggressively to this position, as I thought the story had further to play out. Also bolstering the fund's results were ACADIA Pharmaceuticals and an underweighting in Alexion Pharmaceuticals, a lagging benchmark constituent. Conversely, Celgene was one of the soaring large-caps in the MSCI index that detracted because the fund was underweighted here. I added to this position, and the stock ended the period as the fund's third-largest holding. Gilead Sciences was another underweighted large-cap index component that hurt relative performance. Like Celgene, Gilead saw its share price more than double during the period. I increased our stake here, making Gilead the fund's largest holding at period end. One overweighted stock that detracted was Spectrum Pharmaceuticals, which lost more than a third of its value on March 13, after the firm drastically reduced its 2013 revenue and earnings estimates in response to disappointing sales of Fusilev®, its colorectal cancer drug. I determined this was likely a temporary inventory problem and added to the position.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.11%
Actual		$ 1,000.00	$ 1,393.40	$ 6.59
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Class T	1.42%
Actual		$ 1,000.00	$ 1,391.60	$ 8.42
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.10
Class B	1.89%
Actual		$ 1,000.00	$ 1,388.20	$ 11.19
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Class C	1.84%
Actual		$ 1,000.00	$ 1,387.80	$ 10.89
HypotheticalA		$ 1,000.00	$ 1,015.67	$ 9.20
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,395.20	$ 4.87
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Biotechnology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	14.7	10.7
Amgen, Inc.	12.3	14.6
Celgene Corp.	7.2	7.2
Biogen Idec, Inc.	6.0	5.9
Alexion Pharmaceuticals, Inc.	4.6	4.1
Regeneron Pharmaceuticals, Inc.	3.9	4.5
Vertex Pharmaceuticals, Inc.	3.9	3.1
Aegerion Pharmaceuticals, Inc.	2.8	1.6
Onyx Pharmaceuticals, Inc.	2.4	3.0
Pharmacyclics, Inc.	2.4	1.5
	60.2
Top Industries (% of fund's net assets)
As of July 31, 2013
Biotechnology	96.8%
Pharmaceuticals	1.9%
Health Care Equipment & Supplies	0.1%
Life Sciences Tools & Services	0.0%
Personal Products	0.0%
All Others*	1.2%

As of January 31, 2013
Biotechnology	95.1%
Pharmaceuticals	1.5%
Health Care Equipment & Supplies	0.1%
Health Care Providers & Services	0.1%
Life Sciences Tools & Services	0.1%
All Others*	3.1%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Biotechnology Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
BIOTECHNOLOGY - 96.7%
Biotechnology - 96.7%
ACADIA Pharmaceuticals, Inc. (a)(d)	379,586	$ 7,477,844
Achillion Pharmaceuticals, Inc. (a)	142,589	1,018,085
Acorda Therapeutics, Inc. (a)	142,905	5,426,103
Aegerion Pharmaceuticals, Inc. (a)	206,302	18,895,200
Affymax, Inc. (a)(d)	5,087	8,801
Agenus, Inc. (a)(d)	9,425	36,286
Agenus, Inc. warrants 6/9/18 (a)	452,000	17,472
Agios Pharmaceuticals, Inc.	4,800	139,968
Agios Pharmaceuticals, Inc.	5,087	133,503
Alexion Pharmaceuticals, Inc. (a)	270,744	31,468,575
Alkermes PLC (a)	186,925	6,276,942
Alnylam Pharmaceuticals, Inc. (a)	156,898	7,243,981
AMAG Pharmaceuticals, Inc. (a)	69,911	1,572,998
Ambit Biosciences Corp.	72,750	1,080,338
Amgen, Inc.	778,573	84,311,670
Arena Pharmaceuticals, Inc. (a)(d)	84,937	590,312
ARIAD Pharmaceuticals, Inc. (a)	343,477	6,381,803
ArQule, Inc. (a)	192,550	514,109
Biogen Idec, Inc. (a)	189,726	41,384,932
BioMarin Pharmaceutical, Inc. (a)	195,438	12,635,067
Bionovo, Inc. warrants 2/2/16 (a)	56,850	93
BioTime, Inc. (a)(d)	111,305	437,429
Bluebird Bio, Inc.	3,385	105,375
Bluebird Bio, Inc.	1,864	52,224
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	8,557	1,081
warrants 5/30/17 (a)	17,900	5,591
Celgene Corp. (a)	339,168	49,810,212
Cell Therapeutics, Inc.	473,147	534,656
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	115
Celldex Therapeutics, Inc. (a)	279,038	5,714,698
Cepheid, Inc. (a)	55,200	1,924,824
Chimerix, Inc.	3,400	77,316
Clovis Oncology, Inc. (a)	73,488	5,723,245
Coronado Biosciences, Inc. (a)(d)	118,128	924,942
Cubist Pharmaceuticals, Inc. (a)	132,592	8,264,459
Curis, Inc. (a)(d)	335,272	1,391,379
Cytokinetics, Inc. (a)	67,916	844,875
Cytokinetics, Inc. warrants 6/25/17 (a)	244,500	180,670
Dendreon Corp. (a)(d)	190,903	876,245
Dyax Corp. (a)	414,791	1,671,608
Dynavax Technologies Corp. (a)	5,369	7,141
Elan Corp. PLC sponsored ADR (a)	652	10,041
Emergent BioSolutions, Inc. (a)	17,500	309,575
Enzon Pharmaceuticals, Inc.	8,434	16,868
Epizyme, Inc.	99,938	3,607,762
Esperion Therapeutics, Inc.	18,400	328,256
Exact Sciences Corp. (a)	146,859	2,014,905
Exelixis, Inc. (a)(d)	139,102	705,247
Fibrocell Science, Inc.	174,200	867,516

	Shares	Value
Genomic Health, Inc. (a)	54,120	$ 1,928,837
Geron Corp. (a)	427,965	560,634
Gilead Sciences, Inc. (a)	1,645,774	101,132,810
Halozyme Therapeutics, Inc. (a)	225,117	1,915,746
Hyperion Therapeutics, Inc.	167,347	4,192,042
Idenix Pharmaceuticals, Inc. (a)(d)	208,861	820,824
ImmunoGen, Inc. (a)	141,948	2,704,109
Immunomedics, Inc. (a)(d)	317,033	1,803,918
Incyte Corp. (a)(d)	253,974	5,945,531
Infinity Pharmaceuticals, Inc. (a)	90,634	1,919,628
Intercept Pharmaceuticals, Inc.	74,125	3,469,791
InterMune, Inc. (a)	352,418	5,466,003
Ironwood Pharmaceuticals, Inc. Class A (a)	433,251	5,302,992
Isis Pharmaceuticals, Inc. (a)	165,977	4,788,436
KaloBios Pharmaceuticals, Inc.	17,700	106,554
KaloBios Pharmaceuticals, Inc. (e)	13,602	81,884
KYTHERA Biopharmaceuticals, Inc.	37,309	1,028,236
Lexicon Pharmaceuticals, Inc. (a)	546,735	1,355,903
Ligand Pharmaceuticals, Inc. Class B (a)	140,142	6,639,928
MannKind Corp. (a)(d)	728,508	5,624,082
Medivation, Inc. (a)	200,648	11,611,500
Merrimack Pharmaceuticals, Inc. (a)	2,800	13,384
Momenta Pharmaceuticals, Inc. (a)	121,037	2,089,099
Myriad Genetics, Inc. (a)	164,382	4,877,214
Neurocrine Biosciences, Inc. (a)	194,998	2,728,022
NeurogesX, Inc. (a)	187,202	1,123
NewLink Genetics Corp. (a)(d)	117,435	2,109,133
Novavax, Inc. (a)(d)	853,126	2,294,909
Novelos Therapeutics, Inc. (a)	137,600	57,792
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	137,600	183
NPS Pharmaceuticals, Inc. (a)	218,125	3,928,431
OncoMed Pharmaceuticals, Inc.	18,700	377,366
Onconova Therapeutics, Inc.	30,810	671,350
Onyx Pharmaceuticals, Inc. (a)	125,887	16,528,963
Opko Health, Inc. (a)(d)	159,000	1,184,550
Oragenics, Inc.	108,608	339,943
Orexigen Therapeutics, Inc. (a)	504,566	3,834,702
Osiris Therapeutics, Inc. (a)	95,408	1,092,422
OvaScience, Inc. (a)	12,800	162,432
PDL BioPharma, Inc. (d)	99,788	810,279
Pharmacyclics, Inc. (a)	151,333	16,439,304
PolyMedix, Inc. (a)	7,142	1,371
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	2
Portola Pharmaceuticals, Inc.	92,113	2,116,757
Progenics Pharmaceuticals, Inc. (a)	1,018,309	6,099,671
Prosensa Holding BV (a)	32,968	1,015,414
Protalix BioTherapeutics, Inc. (a)	90,943	486,545
PTC Therapeutics, Inc. (a)(d)	85,984	1,346,509
Puma Biotechnology, Inc. (a)	59,011	3,016,052
Raptor Pharmaceutical Corp. (a)	245,273	2,445,372
Receptos, Inc.	11,600	230,724
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Regeneron Pharmaceuticals, Inc. (a)	100,437	$ 27,124,016
Regulus Therapeutics, Inc.	164,970	1,672,796
Rigel Pharmaceuticals, Inc. (a)	1,572	5,989
Sangamo Biosciences, Inc. (a)(d)	265,970	2,593,208
Sarepta Therapeutics, Inc. (a)(d)	72,692	2,691,058
Savient Pharmaceuticals, Inc. (a)	10,307	6,368
Seattle Genetics, Inc. (a)(d)	196,850	7,976,362
SIGA Technologies, Inc. (a)	6,969	22,231
Sophiris Bio, Inc. (a)	138,000	33,590
Sorrento Therapeutics, Inc. (a)	720,000	216,000
Spectrum Pharmaceuticals, Inc.	363,247	3,065,805
Stemline Therapeutics, Inc.	128,093	3,604,537
Sunesis Pharmaceuticals, Inc. (a)	159,517	810,346
Synageva BioPharma Corp. (a)	19,200	923,520
Synergy Pharmaceuticals, Inc. (a)	242,484	1,091,178
Synergy Pharmaceuticals, Inc. warrants 11/14/16 (a)	20,600	36,050
Synta Pharmaceuticals Corp. (a)(d)	159,002	1,066,903
Synthetic Biologics, Inc. (a)	100	150
Targacept, Inc. (a)	201,703	1,008,515
TESARO, Inc. (a)	148,477	5,066,035
Theravance, Inc. (a)(d)	165,336	6,375,356
Threshold Pharmaceuticals, Inc. (a)	92,584	501,805
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	112,913
Trius Therapeutics, Inc. (a)(d)	223,488	3,151,181
United Therapeutics Corp. (a)	84,052	6,290,452
Verastem, Inc. (a)	92,465	1,412,865
Vertex Pharmaceuticals, Inc. (a)	337,530	26,934,894
Vical, Inc. (a)(d)	659,862	2,547,067
ZIOPHARM Oncology, Inc. (a)(d)	227,379	677,589
		664,739,522
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Alsius Corp. (a)	14,200	0
Aradigm Corp. (a)	351,440	64,806
InVivo Therapeutics Holdings Corp. (a)	98,300	433,503
		498,309
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
BG Medicine, Inc. (a)	75,570	92,195
ChromaDex, Inc. (a)	143,866	110,057

	Shares	Value
Transgenomic, Inc. (a)	195,100	$ 87,795
Transgenomic, Inc. warrants 2/3/17 (a)	81,000	1
		290,048
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp.	333,300	39,996
PHARMACEUTICALS - 1.8%
Pharmaceuticals - 1.8%
AcelRx Pharmaceuticals, Inc. (a)	52,410	610,577
Auxilium Pharmaceuticals, Inc. (a)	46,358	851,133
AVANIR Pharmaceuticals Class A (a)(d)	655,315	3,086,534
Horizon Pharma, Inc. (a)(d)	116,600	293,832
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	18,737	15
warrants 9/25/17 (a)	55,250	43
Jazz Pharmaceuticals PLC (a)	36,220	2,734,972
Pacira Pharmaceuticals, Inc. (a)	104,160	3,534,149
TherapeuticsMD, Inc. (a)	113,400	261,954
XenoPort, Inc. (a)	81	437
Zogenix, Inc. (a)(d)	461,039	714,610
Zogenix, Inc. warrants 7/27/17 (a)	32,985	31
		12,088,287
TOTAL COMMON STOCKS (Cost $473,011,067)		677,656,162
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Intrexon Corp. Series F, 6.00% (f)	19,884	143,165
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (f)	282,494	714,427
TOTAL CONVERTIBLE PREFERRED STOCKS		857,592
Nonconvertible Preferred Stocks - 0.0%
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (f)	299,320	4,885
Equilibrate Worldwide Therapeutics Series D (f)	299,320	12,024
Neuropathic Worldwide Therapeutics Series D (f)	299,320	2,254
Oculus Worldwide Therapeutics Series D (f)	299,320	3,756
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Orchestrate U.S. Therapeutics, Inc. Series D (f)	299,320	$ 5,259
Orchestrate Worldwide Therapeutics Series D (f)	299,320	9,393
		37,571
TOTAL PREFERRED STOCKS (Cost $908,585)		895,163
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.11% (b)	7,146,955	7,146,955
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	28,791,821	28,791,821
TOTAL MONEY MARKET FUNDS (Cost $35,938,776)		35,938,776
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $509,858,428)	714,490,101
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(27,163,213)
NET ASSETS - 100%	$ 687,326,888
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,884 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $895,163 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
aTyr Pharma, Inc. 8.00%	4/8/13 - 5/17/13	$ 714,427
Equilibrate Asia Therapeutics Series D	5/17/13	$ 4,885
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 12,024
Intrexon Corp. Series F, 6.00%	4/30/13	$ 156,587
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 2,254
Oculus Worldwide Therapeutics Series D	5/17/13	$ 3,756
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 5,259
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 9,393
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,009
Fidelity Securities Lending Cash Central Fund	830,133
Total	$ 842,142
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 677,656,162	$ 677,152,225	$ 503,937	$ -
Preferred Stocks	895,163	-	143,165	751,998
Money Market Funds	35,938,776	35,938,776	-	-
Total Investments in Securities:	$ 714,490,101	$ 713,091,001	$ 647,102	$ 751,998

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $28,881,711) - See accompanying schedule: Unaffiliated issuers (cost $473,919,652)	$ 678,551,325
Fidelity Central Funds (cost $35,938,776)	35,938,776
Total Investments (cost $509,858,428)		$ 714,490,101
Receivable for investments sold		1,201,271
Receivable for fund shares sold		7,620,439
Distributions receivable from Fidelity Central Funds		79,901
Other receivables		2,478
Total assets		723,394,190

Liabilities
Payable to custodian bank	$ 292,243
Payable for investments purchased	5,765,712
Payable for fund shares redeemed	577,700
Accrued management fee	283,924
Distribution and service plan fees payable	195,032
Other affiliated payables	119,172
Other payables and accrued expenses	41,698
Collateral on securities loaned, at value	28,791,821
Total liabilities		36,067,302

Net Assets		$ 687,326,888
Net Assets consist of:
Paid in capital		$ 488,934,543
Accumulated net investment loss		(1,831,365)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,407,963)
Net unrealized appreciation (depreciation) on investments		204,631,673
Net Assets		$ 687,326,888

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($286,694,812 ÷ 16,620,122 shares)	$ 17.25

Maximum offering price per share (100/94.25 of $17.25)	$ 18.30
Class T: Net Asset Value and redemption price per share ($67,886,689 ÷ 4,083,182 shares)	$ 16.63

Maximum offering price per share (100/96.50 of $16.63)	$ 17.23
Class B: Net Asset Value and offering price per share ($8,136,108 ÷ 524,310 shares)A	$ 15.52

Class C: Net Asset Value and offering price per share ($146,683,631 ÷ 9,442,376 shares)A	$ 15.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($177,925,648 ÷ 9,900,279 shares)	$ 17.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Biotechnology Fund
Financial Statements - continued

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 760,374
Income from Fidelity Central Funds (including $830,133 from security lending)		842,142
Total income		1,602,516

Expenses
Management fee	$ 1,719,560
Transfer agent fees	766,300
Distribution and service plan fees	1,243,043
Accounting and security lending fees	123,006
Custodian fees and expenses	22,520
Independent trustees' compensation	1,981
Registration fees	97,598
Audit	45,072
Legal	558
Miscellaneous	1,564
Total expenses before reductions	4,021,202
Expense reductions	(18,379)	4,002,823
Net investment income (loss)		(2,400,307)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,418,105)
Foreign currency transactions	(1)
Total net realized gain (loss)		(3,418,106)
Change in net unrealized appreciation (depreciation) on investment securities		172,587,152
Net gain (loss)		169,169,046
Net increase (decrease) in net assets resulting from operations		$ 166,768,739

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,400,307)	$ (910,602)
Net realized gain (loss)	(3,418,106)	13,076,201
Change in net unrealized appreciation (depreciation)	172,587,152	17,166,425
Net increase (decrease) in net assets resulting from operations	166,768,739	29,332,024
Distributions to shareholders from net realized gain	(10,422,000)	-
Share transactions - net increase (decrease)	368,981,342	58,002,416
Redemption fees	20,216	11,011
Total increase (decrease) in net assets	525,348,297	87,345,451

Net Assets
Beginning of period	161,978,591	74,633,140
End of period (including accumulated net investment loss of $1,831,365 and $0, respectively)	$ 687,326,888	$ 161,978,591

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 8.81	$ 6.67	$ 6.94	$ 7.81
Income from Investment Operations
Net investment income (loss) C	(.09)	(.07)	(.07) F	(.08) G	(.08)
Net realized and unrealized gain (loss)	6.24	3.05	2.21	(.19)	(.79)
Total from investment operations	6.15	2.98	2.14	(.27)	(.87)
Distributions from net realized gain	(.69)	-	-	-	-
Redemption fees added to paid in capital C, I	-	-	-	-	-
Net asset value, end of period	$ 17.25	$ 11.79	$ 8.81	$ 6.67	$ 6.94
Total Return A, B	54.94%	33.83%	32.08%	(3.89)%	(11.14)%
Ratios to Average Net Assets D, H
Expenses before reductions	1.15%	1.27%	1.35%	1.39%	1.40%
Expenses net of fee waivers, if any	1.15%	1.27%	1.35%	1.39%	1.40%
Expenses net of all reductions	1.14%	1.27%	1.34%	1.38%	1.40%
Net investment income (loss)	(.63)%	(.73)%	(.91)% F	(1.15)% G	(1.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 286,695	$ 68,993	$ 30,639	$ 20,154	$ 19,858
Portfolio turnover rate E	22%	82%	99%	130%	73%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 8.56	$ 6.50	$ 6.78	$ 7.65
Income from Investment Operations
Net investment income (loss) C	(.12)	(.10)	(.09) F	(.09) G	(.09)
Net realized and unrealized gain (loss)	6.02	2.96	2.15	(.19)	(.78)
Total from investment operations	5.90	2.86	2.06	(.28)	(.87)
Distributions from net realized gain	(.69)	-	-	-	-
Redemption fees added to paid in capital C, I	-	-	-	-	-
Net asset value, end of period	$ 16.63	$ 11.42	$ 8.56	$ 6.50	$ 6.78
Total Return A, B	54.50%	33.41%	31.69%	(4.13)%	(11.37)%
Ratios to Average Net Assets D, H
Expenses before reductions	1.46%	1.56%	1.64%	1.69%	1.71%
Expenses net of fee waivers, if any	1.46%	1.56%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.46%	1.56%	1.64%	1.64%	1.65%
Net investment income (loss)	(.94)%	(1.02)%	(1.21)% F	(1.41)% G	(1.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,887	$ 28,154	$ 16,454	$ 11,684	$ 13,356
Portfolio turnover rate E	22%	82%	99%	130%	73%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.34)%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.55)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 8.09	$ 6.17	$ 6.47	$ 7.34
Income from Investment Operations
Net investment income (loss) C	(.17)	(.13)	(.12) F	(.12) G	(.12)
Net realized and unrealized gain (loss)	5.63	2.79	2.04	(.18)	(.75)
Total from investment operations	5.46	2.66	1.92	(.30)	(.87)
Distributions from net realized gain	(.69)	-	-	-	-
Redemption fees added to paid in capital C, I	-	-	-	-	-
Net asset value, end of period	$ 15.52	$ 10.75	$ 8.09	$ 6.17	$ 6.47
Total Return A, B	53.76%	32.88%	31.12%	(4.64)%	(11.85)%
Ratios to Average Net Assets D, H
Expenses before reductions	1.94%	2.03%	2.10%	2.14%	2.15%
Expenses net of fee waivers, if any	1.94%	2.03%	2.10%	2.14%	2.15%
Expenses net of all reductions	1.94%	2.02%	2.09%	2.13%	2.15%
Net investment income (loss)	(1.42)%	(1.49)%	(1.66)% F	(1.90)% G	(2.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,136	$ 6,349	$ 5,849	$ 6,297	$ 7,377
Portfolio turnover rate E	22%	82%	99%	130%	73%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 8.10	$ 6.18	$ 6.47	$ 7.34
Income from Investment Operations
Net investment income (loss) C	(.17)	(.13)	(.12) F	(.12) G	(.12)
Net realized and unrealized gain (loss)	5.63	2.79	2.04	(.17)	(.75)
Total from investment operations	5.46	2.66	1.92	(.29)	(.87)
Distributions from net realized gain	(.69)	-	-	-	-
Redemption fees added to paid in capital C, I	-	-	-	-	-
Net asset value, end of period	$ 15.53	$ 10.76	$ 8.10	$ 6.18	$ 6.47
Total Return A, B	53.71%	32.84%	31.07%	(4.48)%	(11.85)%
Ratios to Average Net Assets D, H
Expenses before reductions	1.88%	2.01%	2.10%	2.14%	2.15%
Expenses net of fee waivers, if any	1.88%	2.01%	2.10%	2.14%	2.15%
Expenses net of all reductions	1.87%	2.01%	2.09%	2.13%	2.15%
Net investment income (loss)	(1.36)%	(1.47)%	(1.66)% F	(1.90)% G	(2.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,684	$ 31,710	$ 15,787	$ 11,421	$ 12,426
Portfolio turnover rate E	22%	82%	99%	130%	73%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 9.10	$ 6.87	$ 7.12	$ 8.00
Income from Investment Operations
Net investment income (loss) B	(.05)	(.04)	(.05) E	(.06) F	(.06)
Net realized and unrealized gain (loss)	6.49	3.16	2.28	(.19)	(.82)
Total from investment operations	6.44	3.12	2.23	(.25)	(.88)
Distributions from net realized gain	(.69)	-	-	-	-
Redemption fees added to paid in capital B, H	-	-	-	-	-
Net asset value, end of period	$ 17.97	$ 12.22	$ 9.10	$ 6.87	$ 7.12
Total Return A	55.39%	34.29%	32.46%	(3.51)%	(11.00)%
Ratios to Average Net Assets C, G
Expenses before reductions	.85%	.95%	1.04%	1.07%	1.11%
Expenses net of fee waivers, if any	.85%	.95%	1.04%	1.07%	1.11%
Expenses net of all reductions	.84%	.94%	1.03%	1.06%	1.11%
Net investment income (loss)	(.32)%	(.40)%	(.60)% E	(.83)% F	(.98)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177,926	$ 26,772	$ 5,903	$ 3,008	$ 1,901
Portfolio turnover rate D	22%	82%	99%	130%	73%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.73)%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.97)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 214,125,973
Gross unrealized depreciation	(12,168,332)
Net unrealized appreciation (depreciation) on securities and other investments	$ 201,957,641

Tax Cost	$ 512,532,460

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (1,733,930)
Net unrealized appreciation (depreciation)	$ 201,957,641

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (1,733,930)

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Long-term Capital Gains	$ 10,422,000	$ -

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $420,093,692 and $68,170,133, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 317,602	$ 20,682
Class T	.25%	.25%	206,230	3,134
Class B	.75%	.25%	63,552	48,133
Class C	.75%	.25%	655,659	323,734
			$ 1,243,043	$ 395,683

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 413,119
Class T	32,641
Class B*	10,218
Class C*	16,781
$ 472,759

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 320,632.25
Class T	130,453.32
Class B	18,983.30
Class C	156,750.24
Institutional Class	139,482.20
	$ 766,300

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,039 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $602 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period

Annual Report

Notes to Financial Statements - continued

7. Security Lending - continued

end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $80,981 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $18,379 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net realized gain
Class A	$ 4,291,683	$ -
Class T	1,771,667	-
Class B	386,626	-
Class C	2,278,583	-
Institutional Class	1,693,441	-
Total	$ 10,422,000	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	13,694,524	4,301,187	$ 191,221,226	$ 43,628,166
Reinvestment of distributions	314,111	-	3,649,967	-
Shares redeemed	(3,240,220)	(1,928,092)	(42,003,741)	(17,472,965)
Net increase (decrease)	10,768,415	2,373,095	$ 152,867,452	$ 26,155,201
Class T
Shares sold	2,069,871	976,676	$ 26,930,551	$ 9,361,129
Reinvestment of distributions	149,494	-	1,678,816	-
Shares redeemed	(601,268)	(434,679)	(7,670,183)	(3,953,170)
Net increase (decrease)	1,618,097	541,997	$ 20,939,184	$ 5,407,959
Class B
Shares sold	144,734	165,361	$ 1,825,757	$ 1,482,467
Reinvestment of distributions	32,327	-	340,408	-
Shares redeemed	(243,257)	(297,605)	(2,832,185)	(2,590,187)
Net increase (decrease)	(66,196)	(132,244)	$ (666,020)	$ (1,107,720)
Class C
Shares sold	7,472,327	1,520,333	$ 93,824,317	$ 14,380,183
Reinvestment of distributions	172,010	-	1,812,981	-
Shares redeemed	(1,149,639)	(522,745)	(13,555,676)	(4,501,065)
Net increase (decrease)	6,494,698	997,588	$ 82,081,622	$ 9,879,118
Institutional Class
Shares sold	9,398,986	2,252,478	$ 138,330,404	$ 24,903,066
Reinvestment of distributions	114,710	-	1,385,697	-
Shares redeemed	(1,804,114)	(710,454)	(25,956,997)	(7,235,208)
Net increase (decrease)	7,709,582	1,542,024	$ 113,759,104	$ 17,667,858

Annual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Advisor Communications Equipment Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	32.92%	6.26%	6.93%

A Prior to October 1, 2006, Fidelity Advisor Communications Equipment Fund was named Fidelity Advisor Developing Communications Fund, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Communications Equipment Fund - Institutional Class on July 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Communications Equipment Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Ali Khan, who became sole Portfolio Manager of Fidelity Advisor® Communications Equipment Fund on October 1, 2012, after serving as Co-Manager: For the year, the fund's Institutional Class shares returned 32.92%, slightly trailing the 33.29% return of the S&P® Custom Communications Equipment Index but handily beating the S&P 500®. Versus the broader market, communications equipment stocks benefited from signs of a rebound in capital expenditures by telecommunication services providers, spurred in part by industry consolidation. Because I tend to buy stocks that register higher on various quality measures - as a group - than those in the S&P® custom index, the fund tends to lag this benchmark when stocks are advancing and speculative favorites are leading the market to higher ground. For example, the fund's largest detractor versus our industry benchmark was a sizable underweighting in beleaguered handset maker and index component Nokia, whose stock rallied smartly despite negligible signs of improving fundamentals for the company. A large overweighting in Polycom, a provider of high-definition videoconferencing software and equipment, also worked against the fund, as the stock posted a gain but significantly lagged the benchmark. Strong-performing index heavyweight Cisco Systems detracted due to an underweighting, although in absolute terms it was easily our biggest contributor and by far the fund's largest position at period end. Another negative factor was cash, which was a drag on performance in a rising market. Conversely, the fund's top relative contributor was Aruba Networks, a provider of network access solutions for mobile enterprise networks, in large part because of the fund's timely ownership here. Similarly, underweighting F5 Networks for most of the period and then boosting it to an overweighting in April was timely, as the shares of this provider of hardware and software for networking and security purposes delivered a nice rally in the final month of the period. During the period, I selectively added to the fund's exposure to suppliers of telecom equipment. To fund these purchases, I trimmed the portfolio's weightings in electronic manufacturing services, semiconductors, and other out-of-benchmark groups.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.40%
Actual		$ 1,000.00	$ 1,090.70	$ 7.26
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class T	1.65%
Actual		$ 1,000.00	$ 1,090.20	$ 8.55
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class B	2.15%
Actual		$ 1,000.00	$ 1,086.70	$ 11.12
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.15%
Actual		$ 1,000.00	$ 1,087.90	$ 11.13
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,093.30	$ 5.97
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Communications Equipment Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	22.1	15.6
QUALCOMM, Inc.	15.0	15.9
Juniper Networks, Inc.	6.0	6.2
F5 Networks, Inc.	4.5	2.5
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4.5	6.1
Alcatel-Lucent SA sponsored ADR	3.2	2.3
Motorola Solutions, Inc.	2.7	3.6
Polycom, Inc.	2.6	3.0
Nokia Corp. sponsored ADR	2.6	1.8
Riverbed Technology, Inc.	2.2	1.8
	65.4
Top Industries (% of fund's net assets)
As of July 31, 2013
Communications Equipment	83.2%
Computers & Peripherals	2.5%
Semiconductors & Semiconductor Equipment	2.4%
Electronic Equipment & Components	1.9%
IT Services	1.8%
All Others*	8.2%

As of January 31, 2013
Communications Equipment	83.6%
Electronic Equipment & Components	4.5%
Semiconductors & Semiconductor Equipment	3.2%
Computers & Peripherals	1.3%
IT Services	1.0%
All Others*	6.4%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Communications Equipment Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 83.2%
Communications Equipment - 83.2%
ADTRAN, Inc.	5,700	$ 150,651
ADVA AG Optical Networking (a)	8,228	44,660
Alcatel-Lucent SA sponsored ADR (a)(d)	139,257	353,713
Anaren, Inc. (a)	4,400	103,004
Aruba Networks, Inc. (a)	12,640	224,739
BlackBerry Ltd. (a)(d)	22,100	195,143
Brocade Communications Systems, Inc. (a)	31,659	210,849
Cisco Systems, Inc.	94,824	2,422,753
Comtech Telecommunications Corp.	3,100	83,948
F5 Networks, Inc. (a)	5,665	497,160
Finisar Corp. (a)	9,159	177,043
Infinera Corp. (a)	10,400	113,464
InterDigital, Inc.	1,700	67,541
Juniper Networks, Inc. (a)	30,488	660,675
Motorola Solutions, Inc.	5,447	298,659
NETGEAR, Inc. (a)	5,900	175,879
Nokia Corp. sponsored ADR (a)(d)	71,105	280,154
Plantronics, Inc.	1,200	55,788
Polycom, Inc. (a)	29,799	284,878
QUALCOMM, Inc.	25,481	1,644,799
Radware Ltd. (a)	6,100	83,570
Riverbed Technology, Inc. (a)	15,358	240,199
Sonus Networks, Inc. (a)	29,700	101,574
Spirent Communications PLC	15,000	30,144
Symmetricom, Inc. (a)	14,700	75,558
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	42,320	496,414
Wi-Lan, Inc.	16,800	60,520
		9,133,479
COMPUTERS & PERIPHERALS - 2.5%
Computer Hardware - 2.5%
Apple, Inc.	400	181,000
Super Micro Computer, Inc. (a)	7,600	88,084
		269,084
ELECTRONIC EQUIPMENT & COMPONENTS - 1.9%
Electronic Manufacturing Services - 1.3%
Fabrinet (a)	2,000	29,620
TE Connectivity Ltd.	2,100	107,184
		136,804
Technology Distributors - 0.6%
Arrow Electronics, Inc. (a)	1,500	68,475
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		205,279
HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Vocera Communications, Inc. (a)	2,800	40,544

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
Google, Inc. Class A (a)	100	$ 88,760
IT SERVICES - 1.8%
IT Consulting & Other Services - 1.8%
Amdocs Ltd.	5,200	200,044
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
Semiconductors - 2.4%
Altera Corp.	4,400	156,464
Broadcom Corp. Class A	2,600	71,682
GSI Technology, Inc. (a)	1,000	6,950
Skyworks Solutions, Inc. (a)	1,200	28,824
		263,920
SOFTWARE - 0.2%
Systems Software - 0.2%
Allot Communications Ltd. (a)	1,700	24,871
TOTAL COMMON STOCKS (Cost $9,108,012)		10,225,981
Money Market Funds - 13.8%

Fidelity Cash Central Fund, 0.11% (b)	727,682	727,682
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	790,725	790,725
TOTAL MONEY MARKET FUNDS (Cost $1,518,407)		1,518,407
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $10,626,419)	11,744,388
NET OTHER ASSETS (LIABILITIES) - (7.0)%	(772,129)
NET ASSETS - 100%	$ 10,972,259
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 662
Fidelity Securities Lending Cash Central Fund	13,459
Total	$ 14,121
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	82.5%
Sweden	4.5%
France	3.2%
Finland	2.6%
Canada	2.4%
Bailiwick of Guernsey	1.8%
Israel	1.0%
Switzerland	1.0%
Others (Individually Less Than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $735,976) - See accompanying schedule: Unaffiliated issuers (cost $9,108,012)	$ 10,225,981
Fidelity Central Funds (cost $1,518,407)	1,518,407
Total Investments (cost $10,626,419)		$ 11,744,388
Cash		35,784
Receivable for investments sold		71,050
Receivable for fund shares sold		3,534
Dividends receivable		1,402
Distributions receivable from Fidelity Central Funds		1,111
Receivable from investment adviser for expense reductions		2,430
Other receivables		151
Total assets		11,859,850

Liabilities
Payable for investments purchased	$ 33,551
Payable for fund shares redeemed	14,044
Accrued management fee	5,002
Distribution and service plan fees payable	4,525
Other affiliated payables	2,963
Other payables and accrued expenses	36,781
Collateral on securities loaned, at value	790,725
Total liabilities		887,591

Net Assets		$ 10,972,259
Net Assets consist of:
Paid in capital		$ 11,283,041
Accumulated net investment loss		(8,844)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,419,907)
Net unrealized appreciation (depreciation) on investments		1,117,969
Net Assets		$ 10,972,259

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,961,622 ÷ 387,612 shares)	$ 10.22

Maximum offering price per share (100/94.25 of $10.22)	$ 10.84
Class T: Net Asset Value and redemption price per share ($3,341,902 ÷ 337,357 shares)	$ 9.91

Maximum offering price per share (100/96.50 of $9.91)	$ 10.27
Class B: Net Asset Value and offering price per share ($479,518 ÷ 51,654 shares)A	$ 9.28

Class C: Net Asset Value and offering price per share ($2,334,259 ÷ 251,573 shares)A	$ 9.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($854,958 ÷ 81,043 shares)	$ 10.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Communications Equipment Fund
Financial Statements - continued

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 147,100
Income from Fidelity Central Funds (including $13,459 from security lending)		14,121
Total income		161,221

Expenses
Management fee	$ 57,620
Transfer agent fees	33,764
Distribution and service plan fees	51,889
Accounting and security lending fees	4,138
Custodian fees and expenses	5,020
Independent trustees' compensation	72
Registration fees	55,363
Audit	49,433
Legal	84
Miscellaneous	63
Total expenses before reductions	257,446
Expense reductions	(89,179)	168,267
Net investment income (loss)		(7,046)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	329,802
Foreign currency transactions	(118)
Total net realized gain (loss)		329,684
Change in net unrealized appreciation (depreciation) on investment securities		2,517,574
Net gain (loss)		2,847,258
Net increase (decrease) in net assets resulting from operations		$ 2,840,212

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (7,046)	$ (57,189)
Net realized gain (loss)	329,684	(1,571,979)
Change in net unrealized appreciation (depreciation)	2,517,574	(2,005,379)
Net increase (decrease) in net assets resulting from operations	2,840,212	(3,634,547)
Distributions to shareholders from net investment income	(3,925)	-
Distributions to shareholders from net realized gain	-	(401,208)
Total distributions	(3,925)	(401,208)
Share transactions - net increase (decrease)	(1,708,594)	(9,551,912)
Redemption fees	1,030	639
Total increase (decrease) in net assets	1,128,723	(13,587,028)

Net Assets
Beginning of period	9,843,536	23,430,564
End of period (including accumulated net investment loss of $8,844 and accumulated net investment loss of $10,185, respectively)	$ 10,972,259	$ 9,843,536

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.71	$ 9.73	$ 8.67	$ 7.28	$ 7.82
Income from Investment Operations
Net investment income (loss) C	.02	(.01)	(.06)	(.11)	.02 F
Net realized and unrealized gain (loss)	2.50	(1.81)	1.12	1.50	(.56)
Total from investment operations	2.52	(1.82)	1.06	1.39	(.54)
Distributions from net investment income	(.01)	-	-	-	-
Distributions from net realized gain	-	(.20)	-	-	-
Total distributions	(.01)	(.20)	-	-	-
Redemption fees added to paid in capital C, H	-	-	-	-	-
Net asset value, end of period	$ 10.22	$ 7.71	$ 9.73	$ 8.67	$ 7.28
Total Return A, B	32.65%	(18.88)%	12.23%	19.09%	(6.91)%
Ratios to Average Net Assets D, G
Expenses before reductions	2.22%	1.96%	1.64%	1.90%	3.15%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.37%	1.39%	1.39%	1.38%	1.40%
Net investment income (loss)	.18%	(.16)%	(.60)%	(1.32)%	.26% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,962	$ 3,568	$ 8,787	$ 4,860	$ 3,476
Portfolio turnover rate E	33%	79%	101%	106%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.49	$ 9.48	$ 8.46	$ 7.13	$ 7.68
Income from Investment Operations
Net investment income (loss) C	(.01)	(.03)	(.09)	(.13)	- F, H
Net realized and unrealized gain (loss)	2.43	(1.76)	1.11	1.46	(.55)
Total from investment operations	2.42	(1.79)	1.02	1.33	(.55)
Distributions from net realized gain	-	(.20)	-	-	-
Redemption fees added to paid in capital C, H	-	-	-	-	-
Net asset value, end of period	$ 9.91	$ 7.49	$ 9.48	$ 8.46	$ 7.13
Total Return A, B	32.31%	(19.06)%	12.06%	18.65%	(7.16)%
Ratios to Average Net Assets D, G
Expenses before reductions	2.52%	2.27%	1.97%	2.20%	3.52%
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.62%	1.64%	1.64%	1.63%	1.65%
Net investment income (loss)	(.07)%	(.41)%	(.85)%	(1.57)%	.01% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,342	$ 2,843	$ 4,607	$ 3,273	$ 2,396
Portfolio turnover rate E	33%	79%	101%	106%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.13)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.05	$ 8.99	$ 8.06	$ 6.83	$ 7.39
Income from Investment Operations
Net investment income (loss) C	(.05)	(.07)	(.13)	(.16)	(.03) F
Net realized and unrealized gain (loss)	2.28	(1.67)	1.06	1.39	(.53)
Total from investment operations	2.23	(1.74)	.93	1.23	(.56)
Distributions from net realized gain	-	(.20)	-	-	-
Redemption fees added to paid in capital C, H	-	-	-	-	-
Net asset value, end of period	$ 9.28	$ 7.05	$ 8.99	$ 8.06	$ 6.83
Total Return A, B	31.63%	(19.56)%	11.54%	18.01%	(7.58)%
Ratios to Average Net Assets D, G
Expenses before reductions	3.00%	2.71%	2.47%	2.68%	3.98%
Expenses net of fee waivers, if any	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.13%	2.13%	2.14%	2.13%	2.15%
Net investment income (loss)	(.57)%	(.91)%	(1.35)%	(2.07)%	(.49)% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 480	$ 570	$ 1,316	$ 1,408	$ 1,281
Portfolio turnover rate E	33%	79%	101%	106%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.05	$ 8.98	$ 8.06	$ 6.82	$ 7.38
Income from Investment Operations
Net investment income (loss) C	(.05)	(.07)	(.13)	(.16)	(.03) F
Net realized and unrealized gain (loss)	2.28	(1.66)	1.05	1.40	(.53)
Total from investment operations	2.23	(1.73)	.92	1.24	(.56)
Distributions from net realized gain	-	(.20)	-	-	-
Redemption fees added to paid in capital C, H	-	-	-	-	-
Net asset value, end of period	$ 9.28	$ 7.05	$ 8.98	$ 8.06	$ 6.82
Total Return A, B	31.63%	(19.47)%	11.41%	18.18%	(7.59)%
Ratios to Average Net Assets D, G
Expenses before reductions	2.98%	2.71%	2.40%	2.67%	3.63%
Expenses net of fee waivers, if any	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.12%	2.14%	2.14%	2.13%	2.15%
Net investment income (loss)	(.57)%	(.91)%	(1.35)%	(2.07)%	(.49)% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,334	$ 2,142	$ 5,866	$ 3,029	$ 2,792
Portfolio turnover rate E	33%	79%	101%	106%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 10.00	$ 8.88	$ 7.45	$ 7.98
Income from Investment Operations
Net investment income (loss) B	.04	.01	(.04)	(.09)	.03 E
Net realized and unrealized gain (loss)	2.58	(1.86)	1.16	1.52	(.56)
Total from investment operations	2.62	(1.85)	1.12	1.43	(.53)
Distributions from net investment income	(.02)	-	-	-	-
Distributions from net realized gain	-	(.20)	-	-	-
Total distributions	(.02)	(.20)	-	-	-
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 10.55	$ 7.95	$ 10.00	$ 8.88	$ 7.45
Total Return A	32.92%	(18.66)%	12.61%	19.19%	(6.64)%
Ratios to Average Net Assets C, F
Expenses before reductions	1.93%	1.66%	1.22%	1.54%	2.44%
Expenses net of fee waivers, if any	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.12%	1.13%	1.14%	1.13%	1.15%
Net investment income (loss)	.43%	.10%	(.35)%	(1.07)%	.51% E
Supplemental Data
Net assets, end of period (000 omitted)	$ 855	$ 721	$ 2,855	$ 1,717	$ 957
Portfolio turnover rate D	33%	79%	101%	106%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.63)%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,668,866
Gross unrealized depreciation	(619,487)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,049,379

Tax Cost	$ 10,695,009

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (1,351,318)
Net unrealized appreciation (depreciation)	$ 1,049,379

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (1,351,318)

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 3,925	$ -
Long-term Capital Gains	-	401,208
Total	$ 3,925	$ 401,208

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,240,722 and $5,449,241, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,527	$ 303
Class T	.25%	.25%	15,156	118
Class B	.75%	.25%	5,248	3,957
Class C	.75%	.25%	21,958	4,425
			$ 51,889	$ 8,803

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,023
Class T	1,638
Class B*	1,479
Class C*	166
$ 5,306

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 11,863.31
Class T	10,932.36
Class B	1,625.31
Class C	6,923.32
Institutional Class	2,421.30
	$ 33,764

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $419 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $329 from securities loaned to FCM.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$ 31,312
Class T	1.65%	26,258
Class B	2.15%	4,449
Class C	2.15%	18,188
Institutional Class	1.15%	6,313
		$ 86,520

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $2,659 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ 2,612	$ -
Institutional Class	1,313	-
Total	$ 3,925	$ -
From net realized gain
Class A	$ -	$ 136,672
Class T	-	94,407
Class B	-	23,930
Class C	-	101,740
Institutional Class	-	44,459
Total	$ -	$ 401,208

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	119,229	95,217	$ 1,075,395	$ 825,716
Reinvestment of distributions	272	15,026	2,398	125,915
Shares redeemed	(194,578)	(550,285)	(1,739,434)	(4,678,484)
Net increase (decrease)	(75,077)	(440,042)	$ (661,641)	$ (3,726,853)
Class T
Shares sold	54,310	99,348	$ 477,965	$ 845,573
Reinvestment of distributions	-	11,468	-	93,466
Shares redeemed	(96,623)	(217,086)	(817,480)	(1,833,154)
Net increase (decrease)	(42,313)	(106,270)	$ (339,515)	$ (894,115)
Class B
Shares sold	612	1,631	$ 4,500	$ 14,069
Reinvestment of distributions	-	3,015	-	23,244
Shares redeemed	(29,754)	(70,313)	(242,910)	(498,813)
Net increase (decrease)	(29,142)	(65,667)	$ (238,410)	$ (461,500)
Class C
Shares sold	99,311	45,249	$ 848,531	$ 356,072
Reinvestment of distributions	-	10,744	-	82,834
Shares redeemed	(151,640)	(405,119)	(1,232,762)	(3,174,312)
Net increase (decrease)	(52,329)	(349,126)	$ (384,231)	$ (2,735,406)

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Institutional Class
Shares sold	37,292	32,975	$ 354,493	$ 287,948
Reinvestment of distributions	122	2,747	1,105	23,680
Shares redeemed	(47,116)	(230,453)	(440,395)	(2,045,666)
Net increase (decrease)	(9,702)	(194,731)	$ (84,797)	$ (1,734,038)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Advisor Consumer Discretionary Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	34.06%	15.57%	8.66%

A Prior to October 1, 2006, Fidelity Advisor Consumer Discretionary Fund was named Fidelity Advisor Consumer Industries Fund, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Discretionary Fund - Institutional Class on July 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Consumer Discretionary Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Gordon Scott, Portfolio Manager of Fidelity Advisor® Consumer Discretionary Fund: The fund participated in the sector's strength and produced solid double-digit returns on an absolute basis, but couldn't keep pace with the index. For the year, the fund's Institutional Class shares rose 34.06%, trailing the 40.85% gain of the MSCI® U.S. IMI Consumer Discretionary 25-50 Index, but outpacing the broad-based S&P 500®. Versus the broader market, consumer discretionary stocks were buoyed by improving economic fundamentals in the U.S. and a recovery in housing. In managing the fund, I focus on high-quality companies whose earnings growth I believe can surpass the average earnings growth of companies in the sector longer term. In traditional Fidelity investment style, I conduct fundamental, bottom-up analysis of the sector on a company-by-company basis. I use my research to find reasonably valued companies that have defendable competitive positions, the ability to gain market share and capable management teams. Stocks that hurt relative performance included Ford Motor, a major auto maker and strong-performing index name I avoided. Discount retailers Dollar Tree and Dollar General struggled during the period, but I'm taking a multiyear view here, since I see a future market-share opportunity in mass retail. The stock of Yum! Brands, owner of Taco Bell and other fast-food chains, also didn't fare well, but I like the firm's long-duration growth prospects and increased my stake. On the plus side, it helped to overweight outdoor equipment retailer Cabela's. During the past year, a proactive management team opened smaller, more-productive stores and turned around the company's retail and online operations - all of which drew me to the stock. It also helped to underweight fast-food giant McDonald's and overweight Domino's Pizza, which experienced strong revenue growth this period. McDonald's and Domino's were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.26%
Actual		$ 1,000.00	$ 1,185.10	$ 6.83
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.31
Class T	1.55%
Actual		$ 1,000.00	$ 1,183.00	$ 8.39
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class B	2.03%
Actual		$ 1,000.00	$ 1,180.00	$ 10.97
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
Class C	1.99%
Actual		$ 1,000.00	$ 1,180.20	$ 10.76
HypotheticalA		$ 1,000.00	$ 1,014.93	$ 9.94
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,186.70	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Consumer Discretionary Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Comcast Corp. Class A	4.8	8.0
The Walt Disney Co.	4.7	5.0
Twenty-First Century Fox, Inc. Class A	4.3	4.2
Time Warner, Inc.	3.5	3.4
Lowe's Companies, Inc.	3.5	4.2
Yum! Brands, Inc.	3.1	2.6
Dollar General Corp.	2.9	2.0
TJX Companies, Inc.	2.7	1.7
O'Reilly Automotive, Inc.	2.5	1.9
NIKE, Inc. Class B	2.5	2.7
	34.5
Top Industries (% of fund's net assets)
As of July 31, 2013
Specialty Retail	32.4%
Media	26.6%
Hotels, Restaurants & Leisure	10.8%
Textiles, Apparel & Luxury Goods	9.5%
Multiline Retail	5.2%
All Others*	15.5%

As of January 31, 2013
Specialty Retail	32.6%
Media	25.2%
Hotels, Restaurants & Leisure	10.8%
Textiles, Apparel & Luxury Goods	9.8%
Internet & Catalog Retail	5.0%
All Others*	16.6%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Consumer Discretionary Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
AUTO COMPONENTS - 2.6%
Auto Parts & Equipment - 2.6%
Delphi Automotive PLC	29,818	$ 1,601,823
TRW Automotive Holdings Corp. (a)	11,300	828,403
		2,430,226
DISTRIBUTORS - 1.7%
Distributors - 1.7%
LKQ Corp. (a)	61,100	1,592,877
HOTELS, RESTAURANTS & LEISURE - 10.8%
Hotels, Resorts & Cruise Lines - 2.0%
Marriott International, Inc. Class A	12,000	498,840
Wyndham Worldwide Corp.	22,149	1,379,883
		1,878,723
Restaurants - 8.8%
Bloomin' Brands, Inc.	60,142	1,419,351
Buffalo Wild Wings, Inc. (a)	6,840	708,487
Panera Bread Co. Class A (a)	3,983	665,360
Starbucks Corp.	28,099	2,001,773
Texas Roadhouse, Inc. Class A	21,967	536,873
Yum! Brands, Inc.	40,108	2,924,675
		8,256,519
TOTAL HOTELS, RESTAURANTS & LEISURE		10,135,242
HOUSEHOLD DURABLES - 1.4%
Homebuilding - 0.4%
NVR, Inc. (a)	463	428,553
Housewares & Specialties - 1.0%
Jarden Corp. (a)	19,923	905,899
TOTAL HOUSEHOLD DURABLES		1,334,452
INTERNET & CATALOG RETAIL - 4.7%
Internet Retail - 4.7%
Expedia, Inc.	9,891	466,163
Liberty Media Corp. Interactive Series A (a)	79,868	1,953,571
priceline.com, Inc. (a)	2,300	2,014,041
		4,433,775
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
eBay, Inc. (a)	10,500	542,745
LEISURE EQUIPMENT & PRODUCTS - 1.8%
Leisure Products - 1.8%
Brunswick Corp.	38,500	1,453,375
Mattel, Inc.	5,085	213,723
		1,667,098
MEDIA - 26.6%
Broadcasting - 3.9%
Discovery Communications, Inc. (a)	16,300	1,299,436

	Shares	Value
Liberty Media Corp. Class A (a)	12,281	$ 1,765,148
Sinclair Broadcast Group, Inc. Class A	22,100	623,441
		3,688,025
Cable & Satellite - 9.1%
Comcast Corp. Class A	100,343	4,523,462
DIRECTV (a)	24,728	1,564,541
DISH Network Corp. Class A	8,000	357,200
Liberty Global PLC Class A (a)	20,600	1,671,072
Time Warner Cable, Inc.	3,100	353,617
		8,469,892
Movies & Entertainment - 13.1%
The Walt Disney Co.	67,706	4,377,193
Time Warner, Inc.	53,190	3,311,609
Twenty-First Century Fox, Inc. Class A	134,230	4,010,792
Viacom, Inc. Class B (non-vtg.)	7,246	527,291
		12,226,885
Publishing - 0.5%
News Corp. Class A (a)	30,907	492,349
TOTAL MEDIA		24,877,151
MULTILINE RETAIL - 5.2%
General Merchandise Stores - 5.2%
Dollar General Corp. (a)	49,964	2,731,532
Dollar Tree, Inc. (a)	38,821	2,082,747
		4,814,279
PROFESSIONAL SERVICES - 0.8%
Research & Consulting Services - 0.8%
Nielsen Holdings B.V.	20,820	695,804
SPECIALTY RETAIL - 32.4%
Apparel Retail - 10.9%
Abercrombie & Fitch Co. Class A	22,302	1,112,201
American Eagle Outfitters, Inc.	76,510	1,502,656
DSW, Inc. Class A	11,000	833,690
Foot Locker, Inc.	29,155	1,053,370
L Brands, Inc.	32,601	1,818,158
Ross Stores, Inc.	20,538	1,385,699
TJX Companies, Inc.	48,408	2,519,152
		10,224,926
Automotive Retail - 3.6%
AutoZone, Inc. (a)	2,300	1,031,734
O'Reilly Automotive, Inc. (a)	18,813	2,356,516
		3,388,250
Home Improvement Retail - 3.8%
Home Depot, Inc.	2,485	196,390
Lowe's Companies, Inc.	74,151	3,305,652
		3,502,042
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Homefurnishing Retail - 3.0%
Bed Bath & Beyond, Inc. (a)	15,754	$ 1,204,708
Williams-Sonoma, Inc.	27,058	1,592,634
		2,797,342
Specialty Stores - 11.1%
Cabela's, Inc. Class A (a)	22,604	1,551,539
Dick's Sporting Goods, Inc.	39,763	2,044,216
PetSmart, Inc.	26,589	1,946,847
Sally Beauty Holdings, Inc. (a)	38,900	1,186,839
Staples, Inc.	56,300	958,226
Tractor Supply Co.	14,471	1,752,872
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	9,444	952,900
		10,393,439
TOTAL SPECIALTY RETAIL		30,305,999
TEXTILES, APPAREL & LUXURY GOODS - 9.5%
Apparel, Accessories & Luxury Goods - 5.3%
Michael Kors Holdings Ltd. (a)	9,765	657,575
PVH Corp.	8,500	1,120,215
Swatch Group AG (Bearer) (Reg.)	9,186	948,428
Vera Bradley, Inc. (a)(d)	26,841	650,626
VF Corp.	8,114	1,598,458
		4,975,302
Footwear - 4.2%
NIKE, Inc. Class B	36,732	2,311,177
Steven Madden Ltd. (a)	9,391	482,885
Wolverine World Wide, Inc.	19,948	1,147,209
		3,941,271
TOTAL TEXTILES, APPAREL & LUXURY GOODS		8,916,573
TOTAL COMMON STOCKS (Cost $73,667,037)		91,746,221
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	3,075,914	$ 3,075,914
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	477,500	477,500
TOTAL MONEY MARKET FUNDS (Cost $3,553,414)		3,553,414
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $77,220,451)	95,299,635
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(1,786,111)
NET ASSETS - 100%	$ 93,513,524
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,345
Fidelity Securities Lending Cash Central Fund	2,902
Total	$ 4,247
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $462,984) - See accompanying schedule: Unaffiliated issuers (cost $73,667,037)	$ 91,746,221
Fidelity Central Funds (cost $3,553,414)	3,553,414
Total Investments (cost $77,220,451)		$ 95,299,635
Receivable for investments sold		829,855
Receivable for fund shares sold		572,237
Dividends receivable		45,126
Distributions receivable from Fidelity Central Funds		1,908
Other receivables		601
Total assets		96,749,362

Liabilities
Payable for investments purchased	$ 2,555,024
Payable for fund shares redeemed	75,820
Accrued management fee	39,764
Distribution and service plan fees payable	30,226
Other affiliated payables	19,194
Other payables and accrued expenses	38,310
Collateral on securities loaned, at value	477,500
Total liabilities		3,235,838

Net Assets		$ 93,513,524
Net Assets consist of:
Paid in capital		$ 70,345,155
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,089,246
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,079,123
Net Assets		$ 93,513,524

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($45,292,056 ÷ 2,312,518 shares)	$ 19.59

Maximum offering price per share (100/94.25 of $19.59)	$ 20.79
Class T: Net Asset Value and redemption price per share ($15,613,060 ÷ 835,761 shares)	$ 18.68

Maximum offering price per share (100/96.50 of $18.68)	$ 19.36
Class B: Net Asset Value and offering price per share ($2,388,613 ÷ 141,765 shares)A	$ 16.85

Class C: Net Asset Value and offering price per share ($17,176,239 ÷ 1,016,214 shares)A	$ 16.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,043,556 ÷ 629,475 shares)	$ 20.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 835,687
Income from Fidelity Central Funds		4,247
Total income		839,934

Expenses
Management fee	$ 390,461
Transfer agent fees	184,656
Distribution and service plan fees	307,946
Accounting and security lending fees	27,508
Custodian fees and expenses	14,882
Independent trustees' compensation	491
Registration fees	61,430
Audit	58,188
Legal	222
Interest	264
Miscellaneous	564
Total expenses before reductions	1,046,612
Expense reductions	(10,885)	1,035,727
Net investment income (loss)		(195,793)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,881,485
Foreign currency transactions	592
Total net realized gain (loss)		9,882,077
Change in net unrealized appreciation (depreciation) on: Investment securities	10,583,773
Assets and liabilities in foreign currencies	36
Total change in net unrealized appreciation (depreciation)		10,583,809
Net gain (loss)		20,465,886
Net increase (decrease) in net assets resulting from operations		$ 20,270,093

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (195,793)	$ (44,525)
Net realized gain (loss)	9,882,077	3,542,404
Change in net unrealized appreciation (depreciation)	10,583,809	762,372
Net increase (decrease) in net assets resulting from operations	20,270,093	4,260,251
Distributions to shareholders from net investment income	-	(82,290)
Distributions to shareholders from net realized gain	(6,688,896)	(2,716,672)
Total distributions	(6,688,896)	(2,798,962)
Share transactions - net increase (decrease)	16,864,514	8,335,613
Redemption fees	6,411	3,533
Total increase (decrease) in net assets	30,452,122	9,800,435

Net Assets
Beginning of period	63,061,402	53,260,967
End of period (including accumulated net investment loss of $0 and $149,267, respectively)	$ 93,513,524	$ 63,061,402

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.22	$ 16.00	$ 12.75	$ 10.26	$ 11.41
Income from Investment Operations
Net investment income (loss) C	(.02)	.01	(.02)	(.02)	.04
Net realized and unrealized gain (loss)	5.04	1.07	3.27	2.51	(1.16)
Total from investment operations	5.02	1.08	3.25	2.49	(1.12)
Distributions from net investment income	-	(.03)	-	-	(.03)
Distributions from net realized gain	(1.65)	(.83)	-	-	-
Total distributions	(1.65)	(.86)	-	-	(.03)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 19.59	$ 16.22	$ 16.00	$ 12.75	$ 10.26
Total Return A, B	33.65%	7.96%	25.49%	24.27%	(9.81)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.31%	1.38%	1.39%	1.44%	1.62%
Expenses net of fee waivers, if any	1.31%	1.38%	1.39%	1.40%	1.40%
Expenses net of all reductions	1.29%	1.37%	1.38%	1.39%	1.40%
Net investment income (loss)	(.10)%	.04%	(.15)%	(.15)%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,292	$ 26,547	$ 23,447	$ 19,423	$ 13,010
Portfolio turnover rate E	146%	217%	179%	163%	99%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.57	$ 15.43	$ 12.32	$ 9.94	$ 11.07
Income from Investment Operations
Net investment income (loss) C	(.06)	(.03)	(.06)	(.05)	.01
Net realized and unrealized gain (loss)	4.81	1.02	3.17	2.43	(1.12)
Total from investment operations	4.75	.99	3.11	2.38	(1.11)
Distributions from net investment income	-	(.02)	-	-	(.02)
Distributions from net realized gain	(1.64)	(.83)	-	-	-
Total distributions	(1.64)	(.85)	-	-	(.02)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 18.68	$ 15.57	$ 15.43	$ 12.32	$ 9.94
Total Return A, B	33.25%	7.62%	25.24%	23.94%	(10.04)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.60%	1.64%	1.66%	1.71%	1.89%
Expenses net of fee waivers, if any	1.60%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.58%	1.63%	1.64%	1.64%	1.65%
Net investment income (loss)	(.39)%	(.23)%	(.40)%	(.40)%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,613	$ 10,447	$ 9,897	$ 8,018	$ 6,738
Portfolio turnover rate E	146%	217%	179%	163%	99%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.23	$ 14.23	$ 11.42	$ 9.26	$ 10.35
Income from Investment Operations
Net investment income (loss) C	(.13)	(.10)	(.12)	(.10)	(.03)
Net realized and unrealized gain (loss)	4.36	.93	2.93	2.26	(1.06)
Total from investment operations	4.23	.83	2.81	2.16	(1.09)
Distributions from net realized gain	(1.61)	(.83)	-	-	-
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 16.85	$ 14.23	$ 14.23	$ 11.42	$ 9.26
Total Return A, B	32.61%	7.11%	24.61%	23.33%	(10.53)%
Ratios to Average Net Assets D, F
Expenses before reductions	2.09%	2.13%	2.15%	2.21%	2.38%
Expenses net of fee waivers, if any	2.09%	2.13%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.07%	2.12%	2.13%	2.14%	2.15%
Net investment income (loss)	(.88)%	(.72)%	(.90)%	(.90)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,389	$ 2,577	$ 3,170	$ 3,643	$ 3,550
Portfolio turnover rate E	146%	217%	179%	163%	99%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 14.26	$ 11.44	$ 9.27	$ 10.37
Income from Investment Operations
Net investment income (loss) C	(.12)	(.09)	(.12)	(.10)	(.03)
Net realized and unrealized gain (loss)	4.37	.93	2.94	2.27	(1.07)
Total from investment operations	4.25	.84	2.82	2.17	(1.10)
Distributions from net realized gain	(1.62)	(.83)	-	-	-
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 16.90	$ 14.27	$ 14.26	$ 11.44	$ 9.27
Total Return A, B	32.68%	7.17%	24.65%	23.41%	(10.61)%
Ratios to Average Net Assets D, F
Expenses before reductions	2.04%	2.09%	2.11%	2.12%	2.38%
Expenses net of fee waivers, if any	2.04%	2.09%	2.11%	2.12%	2.15%
Expenses net of all reductions	2.02%	2.08%	2.09%	2.11%	2.15%
Net investment income (loss)	(.83)%	(.68)%	(.86)%	(.87)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,176	$ 13,507	$ 7,341	$ 9,288	$ 2,955
Portfolio turnover rate E	146%	217%	179%	163%	99%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.04	$ 16.72	$ 13.27	$ 10.66	$ 11.84
Income from Investment Operations
Net investment income (loss) B	.04	.07	.03	.02	.06
Net realized and unrealized gain (loss)	5.32	1.13	3.42	2.60	(1.20)
Total from investment operations	5.36	1.20	3.45	2.62	(1.14)
Distributions from net investment income	-	(.05)	-	(.01)	(.04)
Distributions from net realized gain	(1.68)	(.83)	-	-	-
Total distributions	(1.68)	(.88)	-	(.01)	(.04)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 20.72	$ 17.04	$ 16.72	$ 13.27	$ 10.66
Total Return A	34.06%	8.33%	26.00%	24.62%	(9.59)%
Ratios to Average Net Assets C, E
Expenses before reductions	.97%	1.00%	1.03%	1.09%	1.15%
Expenses net of fee waivers, if any	.97%	1.00%	1.03%	1.09%	1.15%
Expenses net of all reductions	.96%	.99%	1.01%	1.08%	1.15%
Net investment income (loss)	.24%	.41%	.22%	.16%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,044	$ 9,984	$ 9,406	$ 9,013	$ 5,990
Portfolio turnover rate D	146%	217%	179%	163%	99%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,161,487
Gross unrealized depreciation	(389,193)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,772,294

Tax Cost	$ 77,527,341

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 3,048,702
Undistributed long-term capital gain	$ 2,347,434
Net unrealized appreciation (depreciation)	$ 17,772,233

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 780,691	$ 82,290
Long-term Capital Gains	5,908,205	2,716,672
Total	$ 6,688,896	$ 2,798,962

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $110,509,724 and $101,562,267, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 77,885	$ 3,866
Class T	.25%	.25%	61,512	1,386
Class B	.75%	.25%	23,988	18,176
Class C	.75%	.25%	144,561	31,768
			$ 307,946	$ 55,196

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,360
Class T	6,367
Class B*	1,558
Class C*	1,611
$ 37,896

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 84,940.27
Class T	38,120.31
Class B	7,230.30
Class C	35,745.25
Institutional Class	18,621.19
	$ 184,656

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,020 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $161 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,902. During the period, there were no securities loaned to FCM.

Annual Report

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $2,473,333. The weighted average interest rate was .64%. The interest expense amounted to $264 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $10,885 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ -	$ 44,402
Class T	-	11,934
Institutional Class	-	25,954
Total	$ -	$ 82,290
From net realized gain
Class A	$ 2,760,192	$ 1,117,697
Class T	1,156,068	525,372
Class B	276,657	185,641
Class C	1,553,543	423,815
Institutional Class	942,436	464,147
Total	$ 6,688,896	$ 2,716,672

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	1,258,652	717,075	$ 22,336,491	$ 11,323,395
Reinvestment of distributions	153,097	76,740	2,439,799	1,020,698
Shares redeemed	(736,031)	(622,172)	(12,466,044)	(9,280,575)
Net increase (decrease)	675,718	171,643	$ 12,310,246	$ 3,063,518
Class T
Shares sold	212,852	117,936	$ 3,581,408	$ 1,759,305
Reinvestment of distributions	73,194	40,961	1,114,024	523,233
Shares redeemed	(121,300)	(129,403)	(1,949,037)	(1,880,946)
Net increase (decrease)	164,746	29,494	$ 2,746,395	$ 401,592
Class B
Shares sold	14,257	21,180	$ 220,513	$ 276,635
Reinvestment of distributions	16,131	13,190	223,127	154,193
Shares redeemed	(69,701)	(76,089)	(1,023,777)	(1,037,384)
Net increase (decrease)	(39,313)	(41,719)	$ (580,137)	$ (606,556)
Class C
Shares sold	555,264	581,986	$ 8,601,818	$ 8,055,378
Reinvestment of distributions	102,005	33,472	1,411,723	392,295
Shares redeemed	(587,502)	(183,759)	(8,790,601)	(2,469,033)
Net increase (decrease)	69,767	431,699	$ 1,222,940	$ 5,978,640

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Institutional Class
Shares sold	404,001	1,043,471	$ 7,620,195	$ 16,050,433
Reinvestment of distributions	46,665	13,483	784,588	188,283
Shares redeemed	(407,175)	(1,033,551)	(7,239,713)	(16,740,297)
Net increase (decrease)	43,491	23,403	$ 1,165,070	$ (501,581)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Advisor Electronics Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class	22.48%	9.11%	4.92%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Electronics Fund - Institutional Class on July 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Electronics Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Stephen Barwikowski, who became sole Portfolio Manager of Fidelity Advisor® Electronics Fund on January 30, 2013: For the year, the fund's Institutional Class shares returned 22.48%, topping the 21.44% return of the MSCI® U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index but lagging the S&P 500®. While chip stocks, which make up the vast majority of the MSCI index, did well on an absolute basis during the period, there were pockets of weakness in some major components, resulting in the industry's underperformance versus the broader market. Stocks in the semiconductor and semi equipment space are extremely cyclical and react strongly to shifting supply and demand, so a lot of my work is focused on determining where we are with respect to the cyclical forces affecting these industries. Beyond that, I want to identify which companies have the products and management teams that best position them to take advantage of broader industry cycles. During the period, I was correct in my view that companies tied to the personal computer industry would remain challenged by longer-term erosion of PC demand. In fact, the fund's biggest contributor versus the MSCI index by a wide margin was benchmark heavyweight Intel, the dominant supplier of PC chips. Intel aided our results because it performed poorly and the fund carried a large underweighting here. With that said, later in the period, as the stock market pushed higher and valuations became relatively rich, in my view, I added to the fund's exposure to higher-quality companies and raised its cash level. As part of this tilt toward quality, I significantly increased the fund's stake in Intel, making it the fund's largest holding at period end, although it remained a sizable underweighting versus the MSCI index. Other relative contributors included a large overweighting in Freescale Semiconductor - a position I scaled back considerably - and a non-index stake in Dutch holding NXP Semiconductors. Conversely, I'd say the most disappointing aspect of the fund's positioning was its emphasis on stocks tied to the mobile communications industry. In particular, the high end of the smartphone market appeared to be getting saturated, and this was reflected in slower earnings and revenue growth at companies that make components for these phones - including Broadcom, the fund's largest holding during the period. Although Broadcom's stock plummeted in July on disappointing quarterly sales, I remained bullish on its longer-term prospects. Elsewhere, not owning strong-performing benchmark component Cree, which manufactures semiconductors used in light-emitting diode (LED) products, worked against us. This stock seemed expensive to me from the start, and even more so as it kept climbing during the period. A sizable underweighting in leading semiconductor equipment maker and index component Applied Materials, which I sold in February, hurt as well. I thought the market overvalued this stock and chip equipment stocks in general, but I was wrong in both cases.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.40%
Actual		$ 1,000.00	$ 1,165.90	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class T	1.65%
Actual		$ 1,000.00	$ 1,164.50	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class B	2.15%
Actual		$ 1,000.00	$ 1,162.20	$ 11.53
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.15%
Actual		$ 1,000.00	$ 1,161.10	$ 11.52
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,167.20	$ 6.18
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Electronics Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	10.0	8.4
Broadcom Corp. Class A	8.5	9.6
Intersil Corp. Class A	4.7	4.8
Altera Corp.	4.6	7.7
QUALCOMM, Inc.	4.3	1.6
Texas Instruments, Inc.	3.7	2.7
Jabil Circuit, Inc.	3.7	2.9
Maxim Integrated Products, Inc.	3.5	0.5
ON Semiconductor Corp.	3.4	2.9
Analog Devices, Inc.	3.2	1.0
	49.6
Top Industries (% of fund's net assets)
As of July 31, 2013
Semiconductors & Semiconductor Equipment	71.3%
Electronic Equipment & Components	8.8%
Communications Equipment	7.6%
Computers & Peripherals	3.8%
Internet Software & Services	0.9%
All Others*	7.6%

As of January 31, 2013
Semiconductors & Semiconductor Equipment	78.6%
Electronic Equipment & Components	10.6%
Computers & Peripherals	4.7%
Communications Equipment	2.8%
Software	0.1%
All Others*	3.2%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Electronics Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	$ 1
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Office Services & Supplies - 0.3%
West Corp.	2,298	50,464
COMMUNICATIONS EQUIPMENT - 7.6%
Communications Equipment - 7.6%
Aruba Networks, Inc. (a)	3,422	60,843
BlackBerry Ltd. (a)	5,352	47,258
F5 Networks, Inc. (a)	672	58,975
Juniper Networks, Inc. (a)	4,787	103,734
NETGEAR, Inc. (a)	1,600	47,696
Polycom, Inc. (a)	4,422	42,274
QUALCOMM, Inc.	10,714	691,589
Radware Ltd. (a)	4,266	58,444
Riverbed Technology, Inc. (a)	6,705	104,866
		1,215,679
COMPUTERS & PERIPHERALS - 3.8%
Computer Hardware - 2.2%
Apple, Inc.	657	297,293
Dell, Inc.	3,800	48,146
		345,439
Computer Storage & Peripherals - 1.6%
EMC Corp.	6,248	163,385
Fusion-io, Inc. (a)	2,889	41,659
SanDisk Corp.	865	47,679
		252,723
TOTAL COMPUTERS & PERIPHERALS		598,162
ELECTRONIC EQUIPMENT & COMPONENTS - 8.8%
Electronic Components - 1.5%
Aeroflex Holding Corp. (a)	27,902	209,823
Corning, Inc.	374	5,681
Universal Display Corp. (a)	800	23,160
		238,664
Electronic Manufacturing Services - 5.8%
Flextronics International Ltd. (a)	6,412	55,528
Jabil Circuit, Inc.	25,389	583,693
TTM Technologies, Inc. (a)	30,644	283,151
Viasystems Group, Inc. (a)	12	178
		922,550
Technology Distributors - 1.5%
Arrow Electronics, Inc. (a)	3,328	151,923
Avnet, Inc. (a)	2,185	82,309
		234,232
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,395,446

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
Demand Media, Inc. (a)	7,770	$ 50,816
Google, Inc. Class A (a)	53	47,043
Rackspace Hosting, Inc. (a)	868	39,312
Velti PLC (a)	7,870	8,893
		146,064
IT SERVICES - 0.7%
Data Processing & Outsourced Services - 0.7%
EVERTEC, Inc.	1,651	39,459
VeriFone Systems, Inc. (a)	3,843	73,286
		112,745
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 70.0%
Semiconductor Equipment - 0.6%
GT Advanced Technologies, Inc. (a)(d)	8,481	44,016
Lam Research Corp. (a)	342	16,833
Teradyne, Inc. (a)	2,437	40,186
		101,035
Semiconductors - 69.4%
Advanced Micro Devices, Inc. (a)(d)	27,506	103,698
Altera Corp.	20,760	738,226
Analog Devices, Inc.	10,476	517,095
Avago Technologies Ltd.	11,480	421,086
Broadcom Corp. Class A	49,364	1,360,965
Cypress Semiconductor Corp.	12,500	159,625
Entropic Communications, Inc. (a)	6,904	30,585
EZchip Semiconductor Ltd. (a)	1,326	41,968
Freescale Semiconductor Holdings I Ltd. (a)(d)	7,351	115,411
Inphi Corp. (a)	7,530	87,800
Intel Corp.	68,108	1,586,915
Intermolecular, Inc. (a)	6,205	39,216
Intersil Corp. Class A	72,865	743,952
LSI Corp.	31,832	247,653
M/A-COM Technology Solutions, Inc. (a)	1,812	29,046
Marvell Technology Group Ltd.	19,391	251,501
Maxim Integrated Products, Inc.	19,256	550,722
MediaTek, Inc.	4,000	48,008
Microchip Technology, Inc. (d)	6,464	256,879
Micron Technology, Inc. (a)	30,231	400,561
Motech Industries, Inc. (a)	1	1
NVIDIA Corp.	22,583	325,873
NXP Semiconductors NV (a)	7,118	232,403
O2Micro International Ltd. sponsored ADR (a)	9,835	31,669
Omnivision Technologies, Inc. (a)	5,960	96,910
ON Semiconductor Corp. (a)	65,035	535,888
PMC-Sierra, Inc. (a)	41,906	276,789
RDA Microelectronics, Inc. sponsored ADR	4,409	49,645
Samsung Electronics Co. Ltd.	78	88,849
Skyworks Solutions, Inc. (a)	20,428	490,681
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Spansion, Inc. Class A (a)	700	$ 8,260
Texas Instruments, Inc.	15,091	591,567
Trident Microsystems, Inc. (a)	19	0
Volterra Semiconductor Corp. (a)	4,731	71,296
Xilinx, Inc.	10,970	512,189
		11,042,932
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		11,143,967
SOFTWARE - 0.6%
Application Software - 0.3%
Nuance Communications, Inc. (a)	3,075	57,687
Systems Software - 0.3%
Allot Communications Ltd. (a)	3,157	46,187
TOTAL SOFTWARE		103,874
TOTAL COMMON STOCKS (Cost $16,164,095)		14,766,402
Convertible Bonds - 1.3%
	Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
Semiconductors - 1.3%
Micron Technology, Inc.:
1.625% 2/15/33 (e)	$ 30,000	41,250
1.875% 8/1/31	83,000	121,803
3.125% 5/1/32	25,000	37,547
TOTAL CONVERTIBLE BONDS (Cost $131,712)		200,600
Money Market Funds - 8.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	926,280	$ 926,280
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	402,720	402,720
TOTAL MONEY MARKET FUNDS (Cost $1,329,000)		1,329,000
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $17,624,807)		16,296,002
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(369,380)
NET ASSETS - 100%		$ 15,926,622
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,250 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 781
Fidelity Securities Lending Cash Central Fund	3,699
Total	$ 4,480
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 14,766,402	$ 14,766,401	$ 1	$ -
Convertible Bonds	200,600	-	200,600	-
Money Market Funds	1,329,000	1,329,000	-	-
Total Investments in Securities:	$ 16,296,002	$ 16,095,401	$ 200,601	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $397,490) - See accompanying schedule: Unaffiliated issuers (cost $16,295,807)	$ 14,967,002
Fidelity Central Funds (cost $1,329,000)	1,329,000
Total Investments (cost $17,624,807)		$ 16,296,002
Cash		42,495
Receivable for investments sold		274,579
Receivable for fund shares sold		8,429
Dividends receivable		5,432
Interest receivable		1,202
Distributions receivable from Fidelity Central Funds		206
Receivable from investment adviser for expense reductions		8,221
Other receivables		376
Total assets		16,636,942

Liabilities
Payable for investments purchased	$ 230,507
Payable for fund shares redeemed	13,808
Accrued management fee	6,750
Distribution and service plan fees payable	5,606
Other affiliated payables	3,779
Audit fees payable	33,556
Custodian fees payable	13,594
Collateral on securities loaned, at value	402,720
Total liabilities		710,320

Net Assets		$ 15,926,622
Net Assets consist of:
Paid in capital		$ 24,626,150
Accumulated net investment loss		(32,651)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,338,065)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,328,812)
Net Assets		$ 15,926,622

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,833,100 ÷ 564,746 shares)	$ 10.33

Maximum offering price per share (100/94.25 of $10.33)	$ 10.96
Class T: Net Asset Value and redemption price per share ($3,756,334 ÷ 373,747 shares)	$ 10.05

Maximum offering price per share (100/96.50 of $10.05)	$ 10.41
Class B: Net Asset Value and offering price per share ($305,890 ÷ 32,351 shares)A	$ 9.46

Class C: Net Asset Value and offering price per share ($3,157,298 ÷ 334,289 shares)A	$ 9.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,874,000 ÷ 269,050 shares)	$ 10.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Electronics Fund
Financial Statements - continued

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 173,006
Interest		4,420
Income from Fidelity Central Funds		4,480
Total income		181,906

Expenses
Management fee	$ 77,667
Transfer agent fees	43,691
Distribution and service plan fees	66,485
Accounting and security lending fees	5,562
Custodian fees and expenses	42,407
Independent trustees' compensation	100
Registration fees	55,940
Audit	45,012
Legal	95
Miscellaneous	143
Total expenses before reductions	337,102
Expense reductions	(113,435)	223,667
Net investment income (loss)		(41,761)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(680,074)
Foreign currency transactions	(378)
Total net realized gain (loss)		(680,452)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,203,680
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		3,203,673
Net gain (loss)		2,523,221
Net increase (decrease) in net assets resulting from operations		$ 2,481,460

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (41,761)	$ (132,080)
Net realized gain (loss)	(680,452)	(811,690)
Change in net unrealized appreciation (depreciation)	3,203,673	(927,864)
Net increase (decrease) in net assets resulting from operations	2,481,460	(1,871,634)
Share transactions - net increase (decrease)	(3,915,862)	925,003
Redemption fees	1,278	775
Total increase (decrease) in net assets	(1,433,124)	(945,856)

Net Assets
Beginning of period	17,359,746	18,305,602
End of period (including accumulated net investment loss of $32,651 and accumulated net investment loss of $91,150, respectively)	$ 15,926,622	$ 17,359,746

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.45	$ 8.93	$ 7.14	$ 6.59	$ 6.79
Income from Investment Operations
Net investment income (loss) C	(.01)	(.05)	(.04)	(.01)	.04
Net realized and unrealized gain (loss)	1.89	(.43)	1.83	.59	(.24)
Total from investment operations	1.88	(.48)	1.79	.58	(.20)
Distributions from net investment income	-	-	-	(.03)	-
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.33	$ 8.45	$ 8.93	$ 7.14	$ 6.59
Total Return A, B	22.25%	(5.38)%	25.07%	8.74%	(2.95)%
Ratios to Average Net Assets D, F
Expenses before reductions	2.18%	1.88%	1.89%	1.97%	2.44%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.37%	1.39%	1.39%	1.39%	1.40%
Net investment income (loss)	(.07)%	(.53)%	(.40)%	(.15)%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,833	$ 6,000	$ 7,537	$ 5,394	$ 5,433
Portfolio turnover rate E	179%	140%	166%	87%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 8.73	$ 7.00	$ 6.46	$ 6.67
Income from Investment Operations
Net investment income (loss) C	(.03)	(.07)	(.06)	(.03)	.02
Net realized and unrealized gain (loss)	1.84	(.42)	1.79	.58	(.23)
Total from investment operations	1.81	(.49)	1.73	.55	(.21)
Distributions from net investment income	-	-	-	(.01)	-
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.05	$ 8.24	$ 8.73	$ 7.00	$ 6.46
Total Return A, B	21.97%	(5.61)%	24.71%	8.50%	(3.15)%
Ratios to Average Net Assets D, F
Expenses before reductions	2.48%	2.23%	2.25%	2.26%	2.77%
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.62%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	(.32)%	(.78)%	(.65)%	(.40)%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,756	$ 3,909	$ 4,476	$ 3,862	$ 4,195
Portfolio turnover rate E	179%	140%	166%	87%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.79	$ 8.29	$ 6.69	$ 6.19	$ 6.43
Income from Investment Operations
Net investment income (loss) C	(.07)	(.10)	(.09)	(.06)	- G
Net realized and unrealized gain (loss)	1.74	(.40)	1.69	.56	(.24)
Total from investment operations	1.67	(.50)	1.60	.50	(.24)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 9.46	$ 7.79	$ 8.29	$ 6.69	$ 6.19
Total Return A, B	21.44%	(6.03)%	23.92%	8.08%	(3.73)%
Ratios to Average Net Assets D, F
Expenses before reductions	2.95%	2.70%	2.76%	2.73%	3.22%
Expenses net of fee waivers, if any	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.12%	2.15%	2.14%	2.15%	2.15%
Net investment income (loss)	(.82)%	(1.29)%	(1.15)%	(.90)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 306	$ 459	$ 691	$ 1,073	$ 1,197
Portfolio turnover rate E	179%	140%	166%	87%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.78	$ 8.29	$ 6.68	$ 6.18	$ 6.42
Income from Investment Operations
Net investment income (loss) C	(.07)	(.10)	(.09)	(.06)	- G
Net realized and unrealized gain (loss)	1.73	(.41)	1.70	.56	(.24)
Total from investment operations	1.66	(.51)	1.61	.50	(.24)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 9.44	$ 7.78	$ 8.29	$ 6.68	$ 6.18
Total Return A, B	21.34%	(6.15)%	24.10%	8.09%	(3.74)%
Ratios to Average Net Assets D, F
Expenses before reductions	2.93%	2.65%	2.70%	2.72%	3.21%
Expenses net of fee waivers, if any	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.12%	2.14%	2.14%	2.14%	2.15%
Net investment income (loss)	(.82)%	(1.28)%	(1.15)%	(.90)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,157	$ 3,721	$ 3,836	$ 3,256	$ 3,016
Portfolio turnover rate E	179%	140%	166%	87%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 9.19	$ 7.33	$ 6.75	$ 6.94
Income from Investment Operations
Net investment income (loss) B	.02	(.02)	(.01)	.01	.05
Net realized and unrealized gain (loss)	1.94	(.45)	1.87	.60	(.24)
Total from investment operations	1.96	(.47)	1.86	.61	(.19)
Distributions from net investment income	-	-	-	(.03)	-
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.68	$ 8.72	$ 9.19	$ 7.33	$ 6.75
Total Return A	22.48%	(5.11)%	25.38%	9.10%	(2.74)%
Ratios to Average Net Assets C, E
Expenses before reductions	1.86%	1.55%	1.42%	1.64%	2.16%
Expenses net of fee waivers, if any	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.12%	1.14%	1.14%	1.14%	1.15%
Net investment income (loss)	.18%	(.28)%	(.15)%	.11%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,874	$ 3,271	$ 1,765	$ 645	$ 367
Portfolio turnover rate D	179%	140%	166%	87%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 602,294
Gross unrealized depreciation	(2,171,412)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,569,118)

Tax Cost	$ 17,865,120

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (6,174,503)
Net unrealized appreciation (depreciation)	$ (1,569,125)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (310,663)
2017	(5,202,838)
Total with expiration	$ (5,513,501)
No expiration
Long-term	(661,002)
Total capital loss carryforward	$ (6,174,503)

The Fund intends to elect to defer to its fiscal year ending July 31, 2014, approximately $922,950 of capital losses recognized during the period November 1, 2012 to July 31, 2013.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $24,578,957 and $29,174,943, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 13,542	$ 583
Class T	.25%	.25%	17,534	368
Class B	.75%	.25%	3,638	2,751
Class C	.75%	.25%	31,771	4,778
			$ 66,485	$ 8,480

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,703
Class T	1,953
Class B*	1,547
Class C*	300
$ 7,503

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 16,578.31
Class T	12,936.37
Class B	1,121.31
Class C	9,864.31
Institutional Class	3,192.21
	$ 43,691

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,980 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,699. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$ 42,211
Class T	1.65%	29,046
Class B	2.15%	2,922
Class C	2.15%	24,636
Institutional Class	1.15%	10,839
		$ 109,654

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $3,781 for the period.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	137,609	461,275	$ 1,216,436	$ 4,417,052
Shares redeemed	(283,233)	(595,271)	(2,448,434)	(4,948,629)
Net increase (decrease)	(145,624)	(133,996)	$ (1,231,998)	$ (531,577)
Class T
Shares sold	112,240	90,140	$ 987,721	$ 795,072
Shares redeemed	(212,855)	(128,587)	(1,812,736)	(1,079,505)
Net increase (decrease)	(100,615)	(38,447)	$ (825,015)	$ (284,433)
Class B
Shares sold	678	10,206	$ 4,830	$ 91,605
Shares redeemed	(27,225)	(34,653)	(220,563)	(276,903)
Net increase (decrease)	(26,547)	(24,447)	$ (215,733)	$ (185,298)
Class C
Shares sold	96,174	171,249	$ 799,164	$ 1,492,502
Shares redeemed	(240,043)	(156,060)	(1,893,943)	(1,218,105)
Net increase (decrease)	(143,869)	15,189	$ (1,094,779)	$ 274,397
Institutional Class
Shares sold	228,631	380,436	$ 2,347,005	$ 3,355,122
Shares redeemed	(334,852)	(197,302)	(2,895,342)	(1,703,208)
Net increase (decrease)	(106,221)	183,134	$ (548,337)	$ 1,651,914

Annual Report

Notes to Financial Statements - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Advisor Energy Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	21.26%	-0.23%	13.37%

A Prior to October 1, 2006, Fidelity Advisor Energy Fund was named Fidelity Advisor Natural Resources Fund, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Energy Fund - Institutional Class on July 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Energy Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from John Dowd, Portfolio Manager of Fidelity Advisor® Energy Fund: For the year, the fund's Institutional Class shares returned 21.26%, outpacing the 19.36% gain of the MSCI® U.S. IMI Energy 25-50 Index but falling short of the broad-based S&P 500®. The boom in domestic production of oil and natural gas brought about by successful new drilling techniques in North American shale beds continued to positively affect the energy sector. As part of my investment approach, I've been concentrating on owning companies I believe can help bring about U.S. energy independence, including specific firms in the domestic drilling, pipeline and refinery businesses. I look to own companies with some kind of competitive advantage that also are growing earnings and whose stock is selling at a reasonable value. Relative to the MSCI sector benchmark, stock picking was the primary driver of the fund's performance. I did well with investments in the outperforming E&P group, where firms such as Pioneer Natural Resources and Cabot Oil & Gas both posted gains of more than 70% and strongly contributed to relative performance. Although I held a sizable position in Exxon Mobil in an effort to maintain balanced risk characteristics in the fund, I remained significantly underweighted there, and the stock underperformed, making it the fund's largest relative contributor for the year. Among refiners, Tesoro was a big plus, as its stock price doubled on a smart acquisition and strong profit margins. Conversely, the fund was hurt by picks in oil/gas equipment and services, where National Oilwell Varco - one of the fund's largest holdings - fell under profit pressure. A non-index stake in Canada-based integrated oil/gas firm Suncor Energy and an overweighting in E&P firm Concho Resources also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.15%
Actual		$ 1,000.00	$ 1,067.90	$ 5.90
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76
Class T	1.35%
Actual		$ 1,000.00	$ 1,066.80	$ 6.92
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Class B	1.92%
Actual		$ 1,000.00	$ 1,063.90	$ 9.83
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 9.59
Class C	1.88%
Actual		$ 1,000.00	$ 1,064.00	$ 9.62
HypotheticalA		$ 1,000.00	$ 1,015.47	$ 9.39
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,069.10	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Energy Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	14.8	9.7
Chevron Corp.	7.9	9.7
Halliburton Co.	5.4	3.5
National Oilwell Varco, Inc.	4.1	4.2
EOG Resources, Inc.	4.0	3.1
Anadarko Petroleum Corp.	3.9	3.4
Schlumberger Ltd.	3.8	2.9
Occidental Petroleum Corp.	3.5	6.2
Continental Resources, Inc.	2.8	0.4
Suncor Energy, Inc.	2.7	2.4
	52.9
Top Industries (% of fund's net assets)
As of July 31, 2013
Oil, Gas & Consumable Fuels	74.5%
Energy Equipment & Services	21.8%
Hotels, Restaurants & Leisure	0.0%
All Others*	3.7%

As of January 31, 2013
Oil, Gas & Consumable Fuels	74.6%
Energy Equipment & Services	23.2%
Chemicals	1.0%
Metals & Mining	0.3%
Hotels, Restaurants & Leisure	0.0%
All Others*	0.9%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Energy Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 21.8%
Oil & Gas Drilling - 3.7%
Atwood Oceanics, Inc. (a)	12,300	$ 692,982
Ensco PLC Class A	321,735	18,448,285
Noble Corp.	109,898	4,198,104
Northern Offshore Ltd.	328,887	469,934
Vantage Drilling Co. (a)	1,049,730	1,931,503
		25,740,808
Oil & Gas Equipment & Services - 18.1%
Cameron International Corp. (a)	225,041	13,344,931
Core Laboratories NV	37,382	5,592,347
Dril-Quip, Inc. (a)	37,000	3,363,670
FMC Technologies, Inc. (a)	55,100	2,936,830
Geospace Technologies Corp. (a)	11,032	820,891
Halliburton Co.	825,567	37,307,373
National Oilwell Varco, Inc.	400,707	28,117,610
Oceaneering International, Inc.	24,473	1,984,516
Schlumberger Ltd.	322,164	26,201,598
Superior Energy Services, Inc. (a)	83,484	2,138,860
Total Energy Services, Inc.	53,200	788,858
Weatherford International Ltd. (a)	117,390	1,638,764
		124,236,248
TOTAL ENERGY EQUIPMENT & SERVICES		149,977,056
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights (a)	66,553	1
OIL, GAS & CONSUMABLE FUELS - 74.5%
Coal & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. (a)	95,000	516,800
Peabody Energy Corp.	204,914	3,393,376
		3,910,176
Integrated Oil & Gas - 34.4%
Chevron Corp.	430,970	54,254,813
Exxon Mobil Corp.	1,089,641	102,153,842
Hess Corp.	217,261	16,177,254
InterOil Corp. (a)(d)	40,000	3,428,000
Murphy Oil Corp.	273,112	18,495,145
Occidental Petroleum Corp.	270,348	24,074,489
Suncor Energy, Inc.	585,860	18,515,252
		237,098,795
Oil & Gas Exploration & Production - 30.6%
Anadarko Petroleum Corp.	299,429	26,505,455
Bankers Petroleum Ltd. (a)	966,600	2,804,467

	Shares	Value
Bonanza Creek Energy, Inc. (a)	84,482	$ 3,441,797
BPZ Energy, Inc. (a)	221,964	534,933
Cabot Oil & Gas Corp.	172,486	13,077,889
Canadian Natural Resources Ltd.	53,900	1,670,370
Cimarex Energy Co.	182,233	13,928,068
Cobalt International Energy, Inc. (a)	248,967	7,182,698
Concho Resources, Inc. (a)	58,894	5,282,203
Continental Resources, Inc. (a)	209,279	19,316,452
EOG Resources, Inc.	186,729	27,167,202
EPL Oil & Gas, Inc. (a)	72,660	2,336,746
EQT Corp.	167,046	14,449,479
Gulfport Energy Corp. (a)	94,325	5,018,090
Halcon Resources Corp. (a)	300,000	1,644,000
Kosmos Energy Ltd. (a)	60,000	633,600
Marathon Oil Corp.	444,497	16,161,911
Noble Energy, Inc.	286,108	17,878,889
Northern Oil & Gas, Inc. (a)	204,993	2,707,958
Oasis Petroleum, Inc. (a)	165,777	6,969,265
Painted Pony Petroleum Ltd. Class A (a)	142,700	1,035,065
PDC Energy, Inc. (a)	46,603	2,570,155
Pioneer Natural Resources Co.	101,019	15,633,700
Range Resources Corp.	11,300	893,830
Rosetta Resources, Inc. (a)	17,081	779,064
TAG Oil Ltd. (a)(d)	77,800	290,112
Whiting Petroleum Corp. (a)	13,900	715,433
		210,628,831
Oil & Gas Refining & Marketing - 3.6%
Calumet Specialty Products Partners LP	80,391	2,639,237
Marathon Petroleum Corp.	139,787	10,250,581
Northern Tier Energy LP Class A	44,772	1,126,016
Phillips 66	132,965	8,177,348
Tesoro Corp.	24,033	1,366,276
Valero Energy Corp.	36,955	1,321,880
		24,881,338
Oil & Gas Storage & Transport - 5.3%
Atlas Energy LP	102,750	5,421,090
Atlas Pipeline Partners LP	96,400	3,653,560
Magellan Midstream Partners LP	63,586	3,476,882
Markwest Energy Partners LP	32,400	2,274,804
Phillips 66 Partners LP	9,300	301,041
Targa Resources Corp.	46,147	3,145,841
Tesoro Logistics LP	62,024	3,317,664
The Williams Companies, Inc.	426,351	14,568,414
		36,159,296
TOTAL OIL, GAS & CONSUMABLE FUELS		512,678,436
TOTAL COMMON STOCKS (Cost $577,348,321)		662,655,493
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	24,709,280	$ 24,709,280
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,238,215	2,238,215
TOTAL MONEY MARKET FUNDS (Cost $26,947,495)		26,947,495
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $604,295,816)		689,602,988
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,138,817)
NET ASSETS - 100%		$ 688,464,171
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,692
Fidelity Securities Lending Cash Central Fund	312,654
Total	$ 321,346
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 662,655,493	$ 662,655,492	$ -	$ 1
Money Market Funds	26,947,495	26,947,495	-	-
Total Investments in Securities:	$ 689,602,988	$ 689,602,987	$ -	$ 1
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.3%
Canada	4.1%
Curacao	3.8%
United Kingdom	2.7%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $2,191,678) - See accompanying schedule: Unaffiliated issuers (cost $577,348,321)	$ 662,655,493
Fidelity Central Funds (cost $26,947,495)	26,947,495
Total Investments (cost $604,295,816)		$ 689,602,988
Receivable for investments sold		10,778,929
Receivable for fund shares sold		971,435
Dividends receivable		131,109
Distributions receivable from Fidelity Central Funds		21,688
Other receivables		7,472
Total assets		701,513,621

Liabilities
Payable for investments purchased	$ 8,926,289
Payable for fund shares redeemed	1,109,873
Accrued management fee	314,844
Distribution and service plan fees payable	249,455
Other affiliated payables	168,694
Other payables and accrued expenses	42,080
Collateral on securities loaned, at value	2,238,215
Total liabilities		13,049,450

Net Assets		$ 688,464,171
Net Assets consist of:
Paid in capital		$ 596,636,074
Accumulated net investment loss		(571,396)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,092,381
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		85,307,112
Net Assets		$ 688,464,171

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($279,797,847 ÷ 6,893,792 shares)	$ 40.59

Maximum offering price per share (100/94.25 of $40.59)	$ 43.07
Class T: Net Asset Value and redemption price per share ($223,248,369 ÷ 5,395,131 shares)	$ 41.38

Maximum offering price per share (100/96.50 of $41.38)	$ 42.88
Class B: Net Asset Value and offering price per share ($20,550,875 ÷ 545,908 shares)A	$ 37.65

Class C: Net Asset Value and offering price per share ($99,833,381 ÷ 2,632,786 shares)A	$ 37.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($65,033,699 ÷ 1,528,242 shares)	$ 42.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 11,241,598
Interest		32
Income from Fidelity Central Funds		321,346
Total income		11,562,976

Expenses
Management fee	$ 3,654,426
Transfer agent fees	1,795,877
Distribution and service plan fees	2,946,270
Accounting and security lending fees	239,551
Custodian fees and expenses	18,612
Independent trustees' compensation	4,677
Registration fees	83,931
Audit	48,976
Legal	2,389
Interest	178
Miscellaneous	5,798
Total expenses before reductions	8,800,685
Expense reductions	(74,922)	8,725,763
Net investment income (loss)		2,837,213
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,498,795
Foreign currency transactions	(7,491)
Total net realized gain (loss)		68,491,304
Change in net unrealized appreciation (depreciation) on: Investment securities	51,387,414
Assets and liabilities in foreign currencies	279
Total change in net unrealized appreciation (depreciation)		51,387,693
Net gain (loss)		119,878,997
Net increase (decrease) in net assets resulting from operations		$ 122,716,210

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,837,213	$ 3,591,237
Net realized gain (loss)	68,491,304	(47,752,015)
Change in net unrealized appreciation (depreciation)	51,387,693	(91,975,369)
Net increase (decrease) in net assets resulting from operations	122,716,210	(136,136,147)
Distributions to shareholders from net investment income	(2,261,471)	(3,625,437)
Share transactions - net increase (decrease)	(79,579,362)	(71,627,600)
Redemption fees	15,482	37,255
Total increase (decrease) in net assets	40,890,859	(211,351,929)

Net Assets
Beginning of period	647,573,312	858,925,241
End of period (including accumulated net investment loss of $571,396 and accumulated net investment loss of $503,083, respectively)	$ 688,464,171	$ 647,573,312

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 33.71	$ 40.17	$ 27.70	$ 25.82	$ 50.24
Income from Investment Operations
Net investment income (loss) C	.23	.25	.11	(.05)	(.04)
Net realized and unrealized gain (loss)	6.81	(6.50)	12.47	1.93	(17.48)
Total from investment operations	7.04	(6.25)	12.58	1.88	(17.52)
Distributions from net investment income	(.16)	(.21)	(.11)	-	-
Distributions from net realized gain	-	-	-	-	(6.90)
Total distributions	(.16)	(.21)	(.11)	-	(6.90)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 40.59	$ 33.71	$ 40.17	$ 27.70	$ 25.82
Total Return A, B	20.94%	(15.58)%	45.46%	7.28%	(38.86)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.16%	1.17%	1.16%	1.20%	1.22%
Expenses net of fee waivers, if any	1.16%	1.17%	1.16%	1.20%	1.22%
Expenses net of all reductions	1.15%	1.17%	1.16%	1.19%	1.21%
Net investment income (loss)	.61%	.72%	.30%	(.16)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 279,798	$ 253,332	$ 331,120	$ 214,407	$ 216,595
Portfolio turnover rate E	68%	88%	91%	103%	148%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 34.40	$ 41.04	$ 28.33	$ 26.47	$ 51.40
Income from Investment Operations
Net investment income (loss) C	.15	.18	.03	(.11)	(.10)
Net realized and unrealized gain (loss)	6.95	(6.65)	12.75	1.97	(17.93)
Total from investment operations	7.10	(6.47)	12.78	1.86	(18.03)
Distributions from net investment income	(.12)	(.17)	(.07)	-	-
Distributions from net realized gain	-	-	-	-	(6.90)
Total distributions	(.12)	(.17)	(.07)	-	(6.90)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 41.38	$ 34.40	$ 41.04	$ 28.33	$ 26.47
Total Return A, B	20.70%	(15.77)%	45.16%	7.03%	(38.99)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.36%	1.38%	1.37%	1.41%	1.45%
Expenses net of fee waivers, if any	1.36%	1.38%	1.37%	1.41%	1.45%
Expenses net of all reductions	1.35%	1.38%	1.37%	1.41%	1.45%
Net investment income (loss)	.40%	.50%	.09%	(.37)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 223,248	$ 215,488	$ 290,512	$ 219,051	$ 224,376
Portfolio turnover rate E	68%	88%	91%	103%	148%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.41	$ 37.61	$ 26.06	$ 24.48	$ 48.35
Income from Investment Operations
Net investment income (loss) C	(.05)	(.01)	(.15)	(.25)	(.22)
Net realized and unrealized gain (loss)	6.34	(6.09)	11.71	1.83	(16.75)
Total from investment operations	6.29	(6.10)	11.56	1.58	(16.97)
Distributions from net investment income	(.05)	(.10)	(.01)	-	-
Distributions from net realized gain	-	-	-	-	(6.90)
Total distributions	(.05)	(.10)	(.01)	-	(6.90)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 37.65	$ 31.41	$ 37.61	$ 26.06	$ 24.48
Total Return A, B	20.04%	(16.22)%	44.38%	6.45%	(39.31)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.92%	1.92%	1.93%	1.96%	1.96%
Expenses net of fee waivers, if any	1.92%	1.92%	1.93%	1.96%	1.96%
Expenses net of all reductions	1.91%	1.92%	1.92%	1.95%	1.96%
Net investment income (loss)	(.15)%	(.03)%	(.46)%	(.92)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,551	$ 28,558	$ 49,793	$ 44,330	$ 47,795
Portfolio turnover rate E	68%	88%	91%	103%	148%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.63	$ 37.88	$ 26.25	$ 24.65	$ 48.63
Income from Investment Operations
Net investment income (loss) C	(.04)	(.01)	(.15)	(.25)	(.21)
Net realized and unrealized gain (loss)	6.38	(6.13)	11.80	1.85	(16.87)
Total from investment operations	6.34	(6.14)	11.65	1.60	(17.08)
Distributions from net investment income	(.05)	(.11)	(.02)	-	-
Distributions from net realized gain	-	-	-	-	(6.90)
Total distributions	(.05)	(.11)	(.02)	-	(6.90)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 37.92	$ 31.63	$ 37.88	$ 26.25	$ 24.65
Total Return A, B	20.08%	(16.22)%	44.38%	6.49%	(39.31)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.90%	1.92%	1.90%	1.94%	1.96%
Expenses net of fee waivers, if any	1.90%	1.92%	1.90%	1.94%	1.96%
Expenses net of all reductions	1.88%	1.91%	1.89%	1.93%	1.95%
Net investment income (loss)	(.13)%	(.03)%	(.43)%	(.90)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,833	$ 93,504	$ 133,476	$ 90,596	$ 86,650
Portfolio turnover rate E	68%	88%	91%	103%	148%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.28	$ 41.95	$ 28.87	$ 26.83	$ 51.76
Income from Investment Operations
Net investment income (loss) B	.35	.37	.23	.04	.03
Net realized and unrealized gain (loss)	7.12	(6.79)	12.99	2.00	(18.06)
Total from investment operations	7.47	(6.42)	13.22	2.04	(18.03)
Distributions from net investment income	(.20)	(.25)	(.14)	-	-
Distributions from net realized gain	-	-	-	-	(6.90)
Total distributions	(.20)	(.25)	(.14)	-	(6.90)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 42.55	$ 35.28	$ 41.95	$ 28.87	$ 26.83
Total Return A	21.26%	(15.31)%	45.87%	7.60%	(38.68)%
Ratios to Average Net Assets C, E
Expenses before reductions	.88%	.86%	.86%	.90%	.95%
Expenses net of fee waivers, if any	.88%	.86%	.86%	.90%	.95%
Expenses net of all reductions	.86%	.85%	.85%	.90%	.94%
Net investment income (loss)	.89%	1.03%	.60%	.14%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,034	$ 56,692	$ 54,024	$ 27,338	$ 18,631
Portfolio turnover rate D	68%	88%	91%	103%	148%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 96,455,756
Gross unrealized depreciation	(12,514,959)
Net unrealized appreciation (depreciation) on securities and other investments	$ 83,940,797

Tax Cost	$ 605,662,191

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 448,988
Undistributed long-term capital gain	$ 8,458,755
Net unrealized appreciation (depreciation)	$ 83,940,737

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 2,261,471	$ 3,625,437

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $439,597,034 and $530,735,853, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 652,181	$ 26,074
Class T	.25%	.25%	1,086,030	31,960
Class B	.75%	.25%	248,405	188,161
Class C	.75%	.25%	959,654	132,283
			$ 2,946,270	$ 378,478

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 97,668
Class T	19,281
Class B*	31,798
Class C*	6,955
$ 155,702

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 762,709.29
Class T	537,672.25
Class B	75,017.30
Class C	267,056.28
Institutional Class	153,423.26
	$ 1,795,877

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,294 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,352,000.44%		$ 178

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,545 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund

Annual Report

7. Security Lending - continued

on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. At period end, there were no security loans outstanding with FCM. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $312,654, including $11,612 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $74,922 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ 1,079,554	$ 1,638,737
Class T	706,555	1,147,864
Class B	36,766	121,615
Class C	148,895	359,185
Institutional Class	289,701	358,036
Total	$ 2,261,471	$ 3,625,437

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	1,740,823	1,965,815	$ 65,442,879	$ 67,878,173
Reinvestment of distributions	27,199	41,823	963,658	1,442,046
Shares redeemed	(2,390,270)	(2,734,716)	(87,941,708)	(93,508,870)
Net increase (decrease)	(622,248)	(727,078)	$ (21,535,171)	$ (24,188,651)
Class T
Shares sold	467,358	716,955	$ 17,841,598	$ 25,119,936
Reinvestment of distributions	18,548	30,771	670,876	1,084,070
Shares redeemed	(1,355,160)	(1,562,534)	(50,748,604)	(54,290,373)
Net increase (decrease)	(869,254)	(814,808)	$ (32,236,130)	$ (28,086,367)
Class B
Shares sold	13,140	77,487	$ 454,110	$ 2,508,867
Reinvestment of distributions	989	3,337	32,636	107,704
Shares redeemed	(377,487)	(495,555)	(13,045,539)	(15,865,000)
Net increase (decrease)	(363,358)	(414,731)	$ (12,558,793)	$ (13,248,429)
Class C
Shares sold	525,111	443,617	$ 18,433,044	$ 14,508,195
Reinvestment of distributions	3,815	9,390	126,850	305,281
Shares redeemed	(851,939)	(1,020,680)	(29,267,435)	(32,456,638)
Net increase (decrease)	(323,013)	(567,673)	$ (10,707,541)	$ (17,643,162)
Institutional Class
Shares sold	923,636	947,827	$ 35,802,942	$ 33,843,047
Reinvestment of distributions	6,056	7,770	224,624	279,800
Shares redeemed	(1,008,582)	(636,276)	(38,569,293)	(22,583,838)
Net increase (decrease)	(78,890)	319,321	$ (2,541,727)	$ 11,539,009

Annual Report

Notes to Financial Statements - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Advisor Financial Services Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class	33.45%	1.55%	0.87%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services Fund - Institutional Class on July 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Financial Services Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Christopher Lee, who became Portfolio Manager of Fidelity Advisor® Financial Services Fund on May 21, 2013: For the 12-month period, the fund's Institutional Class shares returned 33.45%, lagging the 38.04% gain of the MSCI® U.S. IMI Financials 25-50 Index and beating the S&P 500®. Increases in capital markets activity and rising asset values helped to fuel huge gains for several industries within the MSCI index. Exposure to the out-of-index data processing/outsourced services segment was the fund's biggest detractor versus the sector benchmark, mainly because of a large stake in VeriFone Systems, which makes electronic payment systems. Its shares plunged because of weak economic growth overseas, a management change and concern over competitive threats. Not owning enough of diversified financials firms Bank of America and JPMorgan Chase also hurt, as the shares of both these major index components rallied sharply. Lastly, a small cash position detracted. By contrast, stock picks in the thrifts/mortgage finance segment, positioning in diversified capital markets and an overweighting in diversified banks helped. Standouts included timely ownership of government-controlled mortgage giant Fannie Mae. I sold VeriFone and Fannie Mae, which were not in the sector index, from the portfolio. By period end, I had reduced total holdings from roughly 300 to about 70 names, while also significantly reducing our out-of-index and foreign exposure.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.28%
Actual		$ 1,000.00	$ 1,128.80	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41
Class T	1.53%
Actual		$ 1,000.00	$ 1,127.00	$ 8.07
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class B	2.03%
Actual		$ 1,000.00	$ 1,125.00	$ 10.70
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
Class C	2.02%
Actual		$ 1,000.00	$ 1,124.30	$ 10.64
HypotheticalA		$ 1,000.00	$ 1,014.78	$ 10.09
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,130.00	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Financial Services Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	5.3	0.0
JPMorgan Chase & Co.	5.0	0.6
Citigroup, Inc.	5.0	5.0
U.S. Bancorp	4.8	1.3
Capital One Financial Corp.	4.2	1.8
Wells Fargo & Co.	4.2	0.0
American Tower Corp.	2.8	0.0
MetLife, Inc.	2.7	0.2
Simon Property Group, Inc.	2.6	0.0
PNC Financial Services Group, Inc.	2.3	1.3
	38.9
Top Industries (% of fund's net assets)
As of July 31, 2013
Commercial Banks	19.9%
Insurance	19.4%
Diversified Financial Services	18.9%
Capital Markets	12.0%
Real Estate Investment Trusts	10.1%
All Others*	19.7%

As of January 31, 2013
Real Estate Investment Trusts	29.0%
Commercial Banks	24.0%
Insurance	13.2%
Capital Markets	12.1%
Diversified Financial Services	9.2%
All Others*	12.5%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Financial Services Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CAPITAL MARKETS - 12.0%
Asset Management & Custody Banks - 8.8%
Affiliated Managers Group, Inc. (a)	11,514	$ 2,076,550
Ameriprise Financial, Inc.	21,000	1,869,000
BlackRock, Inc. Class A	4,306	1,214,120
Carlyle Group LP	32,600	912,474
Invesco Ltd.	99,038	3,188,033
Oaktree Capital Group LLC Class A	21,900	1,182,381
The Blackstone Group LP	82,365	1,857,331
		12,299,889
Diversified Capital Markets - 1.0%
Deutsche Bank AG (NY Shares)	7,700	346,423
UBS AG (NY Shares)	55,303	1,087,810
		1,434,233
Investment Banking & Brokerage - 2.2%
FXCM, Inc. Class A (d)	43,600	719,400
Raymond James Financial, Inc.	54,400	2,397,408
		3,116,808
TOTAL CAPITAL MARKETS		16,850,930
COMMERCIAL BANKS - 19.9%
Diversified Banks - 9.8%
Comerica, Inc.	25,495	1,084,557
U.S. Bancorp	181,308	6,766,415
Wells Fargo & Co.	134,948	5,870,238
		13,721,210
Regional Banks - 10.1%
CIT Group, Inc. (a)	21,500	1,077,365
CoBiz, Inc.	57,191	574,198
Commerce Bancshares, Inc.	23,200	1,058,616
East West Bancorp, Inc.	43,100	1,328,773
Fifth Third Bancorp	111,540	2,144,914
First Horizon National Corp.	64,400	794,052
M&T Bank Corp. (d)	19,400	2,267,084
PNC Financial Services Group, Inc.	43,470	3,305,894
Popular, Inc. (a)	28,800	947,520
Texas Capital Bancshares, Inc. (a)	16,150	734,664
		14,233,080
TOTAL COMMERCIAL BANKS		27,954,290
CONSUMER FINANCE - 5.7%
Consumer Finance - 5.7%
Capital One Financial Corp.	85,238	5,883,127
Regional Management Corp. (a)	7,100	219,461
SLM Corp.	79,765	1,970,993
		8,073,581

	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.6%
Specialized Consumer Services - 0.6%
H&R Block, Inc.	28,300	$ 889,469
DIVERSIFIED FINANCIAL SERVICES - 18.9%
Other Diversified Financial Services - 15.3%
Bank of America Corp.	512,156	7,477,476
Citigroup, Inc.	133,665	6,969,293
JPMorgan Chase & Co.	125,281	6,981,910
		21,428,679
Specialized Finance - 3.6%
IntercontinentalExchange, Inc. (a)(d)	13,004	2,372,580
McGraw-Hill Companies, Inc.	29,000	1,793,940
MSCI, Inc. Class A (a)	26,382	924,689
		5,091,209
TOTAL DIVERSIFIED FINANCIAL SERVICES		26,519,888
HEALTH CARE PROVIDERS & SERVICES - 0.9%
Health Care Facilities - 0.9%
Brookdale Senior Living, Inc. (a)	45,100	1,313,312
INSURANCE - 19.4%
Insurance Brokers - 1.9%
Marsh & McLennan Companies, Inc.	65,300	2,734,111
Life & Health Insurance - 4.0%
MetLife, Inc.	79,226	3,836,123
Prudential PLC	36,839	654,253
Torchmark Corp.	15,700	1,115,956
		5,606,332
Multi-Line Insurance - 2.2%
American International Group, Inc.	29,030	1,321,155
Hartford Financial Services Group, Inc.	55,800	1,721,988
		3,043,143
Property & Casualty Insurance - 10.1%
ACE Ltd.	30,149	2,755,016
Allied World Assurance Co. Holdings Ltd.	19,000	1,798,350
Allstate Corp.	50,440	2,571,431
Axis Capital Holdings Ltd.	5,400	235,224
Berkshire Hathaway, Inc. Class B (a)	16,649	1,929,120
ProAssurance Corp.	32,600	1,745,078
The Travelers Companies, Inc.	37,792	3,157,522
		14,191,741
Reinsurance - 1.2%
Everest Re Group Ltd.	13,000	1,735,890
TOTAL INSURANCE		27,311,217
IT SERVICES - 3.8%
Data Processing & Outsourced Services - 3.8%
Fiserv, Inc. (a)	14,433	1,389,032
FleetCor Technologies, Inc. (a)	13,300	1,193,941
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Global Payments, Inc.	13,861	$ 641,903
The Western Union Co.	60,500	1,086,580
Visa, Inc. Class A	5,430	961,164
		5,272,620
PROFESSIONAL SERVICES - 1.1%
Research & Consulting Services - 1.1%
Dun & Bradstreet Corp.	6,100	632,143
Equifax, Inc.	13,270	839,062
		1,471,205
REAL ESTATE INVESTMENT TRUSTS - 10.1%
Mortgage REITs - 0.9%
Blackstone Mortgage Trust, Inc.	25,300	639,584
Redwood Trust, Inc.	40,500	686,070
		1,325,654
Retail REITs - 3.9%
Pennsylvania Real Estate Investment Trust (SBI)	37,600	778,320
Retail Properties America, Inc.	67,000	944,030
Simon Property Group, Inc.	23,238	3,719,474
		5,441,824
Specialized REITs - 5.3%
American Tower Corp.	55,500	3,928,845
Rayonier, Inc.	36,000	2,103,840
Ventas, Inc.	22,235	1,461,729
		7,494,414
TOTAL REAL ESTATE INVESTMENT TRUSTS		14,261,892
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.7%
Real Estate Operating Companies - 0.7%
Forest City Enterprises, Inc. Class A (a)	54,000	946,080
Real Estate Services - 3.0%
Altisource Portfolio Solutions SA	19,800	2,441,538
CBRE Group, Inc. (a)	78,687	1,823,178
		4,264,716
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		5,210,796

	Shares	Value
THRIFTS & MORTGAGE FINANCE - 2.1%
Thrifts & Mortgage Finance - 2.1%
MGIC Investment Corp. (a)	50,000	$ 382,000
Ocwen Financial Corp. (a)	49,400	2,352,428
Radian Group, Inc.	19,600	275,380
		3,009,808
TOTAL COMMON STOCKS (Cost $129,086,317)		138,139,008
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.11% (b)	3,539,309	3,539,309
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,150,375	3,150,375
TOTAL MONEY MARKET FUNDS (Cost $6,689,684)		6,689,684
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $135,776,001)		144,828,692
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(4,142,393)
NET ASSETS - 100%		$ 140,686,299
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,437
Fidelity Securities Lending Cash Central Fund	18,741
Total	$ 23,178
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 138,139,008	$ 137,484,755	$ 654,253	$ -
Money Market Funds	6,689,684	6,689,684	-	-
Total Investments in Securities:	$ 144,828,692	$ 144,174,439	$ 654,253	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.1%
Switzerland	4.1%
Bermuda	3.7%
Luxembourg	1.7%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $3,094,905) - See accompanying schedule: Unaffiliated issuers (cost $129,086,317)	$ 138,139,008
Fidelity Central Funds (cost $6,689,684)	6,689,684
Total Investments (cost $135,776,001)		$ 144,828,692
Receivable for investments sold		51,386
Receivable for fund shares sold		187,965
Dividends receivable		83,991
Distributions receivable from Fidelity Central Funds		811
Other receivables		16,611
Total assets		145,169,456

Liabilities
Payable for investments purchased	$ 953,384
Payable for fund shares redeemed	160,131
Accrued management fee	62,729
Distribution and service plan fees payable	54,820
Other affiliated payables	35,770
Other payables and accrued expenses	65,948
Collateral on securities loaned, at value	3,150,375
Total liabilities		4,483,157

Net Assets		$ 140,686,299
Net Assets consist of:
Paid in capital		$ 198,556,989
Undistributed net investment income		426,508
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(67,349,204)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,052,006
Net Assets		$ 140,686,299
Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($64,427,505 ÷ 4,803,189 shares)	$ 13.41

Maximum offering price per share (100/94.25 of $13.41)	$ 14.23
Class T: Net Asset Value and redemption price per share ($30,575,717 ÷ 2,296,542 shares)	$ 13.31

Maximum offering price per share (100/96.50 of $13.31)	$ 13.79
Class B: Net Asset Value and offering price per share ($6,511,169 ÷ 506,038 shares)A	$ 12.87

Class C: Net Asset Value and offering price per share ($29,896,781 ÷ 2,344,136 shares)A	$ 12.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,275,127 ÷ 675,333 shares)	$ 13.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 2,932,548
Income from Fidelity Central Funds		23,178
Total income		2,955,726

Expenses
Management fee	$ 648,792
Transfer agent fees	348,201
Distribution and service plan fees	570,504
Accounting and security lending fees	46,168
Custodian fees and expenses	43,138
Independent trustees' compensation	860
Registration fees	62,156
Audit	58,040
Legal	973
Miscellaneous	926
Total expenses before reductions	1,779,758
Expense reductions	(85,896)	1,693,862
Net investment income (loss)		1,261,864
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,693,220
Foreign currency transactions	(15,453)
Total net realized gain (loss)		21,677,767
Change in net unrealized appreciation (depreciation) on: Investment securities	10,093,311
Assets and liabilities in foreign currencies	1,097
Total change in net unrealized appreciation (depreciation)		10,094,408
Net gain (loss)		31,772,175
Net increase (decrease) in net assets resulting from operations		$ 33,034,039

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,261,864	$ 574,514
Net realized gain (loss)	21,677,767	(5,662,549)
Change in net unrealized appreciation (depreciation)	10,094,408	6,136,917
Net increase (decrease) in net assets resulting from operations	33,034,039	1,048,882
Distributions to shareholders from net investment income	(847,180)	(107,549)
Share transactions - net increase (decrease)	4,858,599	(27,119,342)
Redemption fees	3,052	4,119
Total increase (decrease) in net assets	37,048,510	(26,173,890)

Net Assets
Beginning of period	103,637,789	129,811,679
End of period (including undistributed net investment income of $426,508 and undistributed net investment income of $195,946, respectively)	$ 140,686,299	$ 103,637,789

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.06	$ 10.35	$ 9.53	$ 13.18
Income from Investment Operations
Net investment income (loss) C	.15	.07	(.02)	(.01)	.19
Net realized and unrealized gain (loss)	3.18	.06	(.27)	.93	(3.58)
Total from investment operations	3.33	.13	(.29)	.92	(3.39)
Distributions from net investment income	(.10)	(.01)	-	(.10)	(.24)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.10)	(.01)	-	(.10)	(.26)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 13.41	$ 10.18	$ 10.06	$ 10.35	$ 9.53
Total Return A, B	32.99%	1.34%	(2.80)%	9.61%	(25.87)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.29%	1.28%	1.26%	1.27%	1.29%
Expenses net of fee waivers, if any	1.29%	1.28%	1.26%	1.27%	1.29%
Expenses net of all reductions	1.21%	1.20%	1.21%	1.22%	1.28%
Net investment income (loss)	1.31%	.72%	(.24)%	(.09)%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,428	$ 47,055	$ 63,937	$ 69,723	$ 68,245
Portfolio turnover rate E	288%	441%	260%	254%	269%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.01	$ 10.32	$ 9.52	$ 13.14
Income from Investment Operations
Net investment income (loss) C	.12	.04	(.05)	(.04)	.16
Net realized and unrealized gain (loss)	3.16	.06	(.26)	.92	(3.56)
Total from investment operations	3.28	.10	(.31)	.88	(3.40)
Distributions from net investment income	(.08)	- G	-	(.08)	(.20)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.08)	- G	-	(.08)	(.22)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 13.31	$ 10.11	$ 10.01	$ 10.32	$ 9.52
Total Return A, B	32.66%	1.03%	(3.00)%	9.26%	(26.00)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.55%	1.54%	1.52%	1.53%	1.55%
Expenses net of fee waivers, if any	1.55%	1.54%	1.52%	1.53%	1.55%
Expenses net of all reductions	1.47%	1.45%	1.47%	1.47%	1.54%
Net investment income (loss)	1.06%	.46%	(.49)%	(.35)%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,576	$ 24,367	$ 27,037	$ 33,310	$ 34,927
Portfolio turnover rate E	288%	441%	260%	254%	269%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.73	$ 10.09	$ 9.33	$ 12.85
Income from Investment Operations
Net investment income (loss) C	.06	- G	(.10)	(.09)	.12
Net realized and unrealized gain (loss)	3.06	.06	(.26)	.91	(3.50)
Total from investment operations	3.12	.06	(.36)	.82	(3.38)
Distributions from net investment income	(.04)	-	-	(.06)	(.12)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.04)	-	-	(.06)	(.14)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 12.87	$ 9.79	$ 9.73	$ 10.09	$ 9.33
Total Return A, B	32.00%	.62%	(3.57)%	8.78%	(26.35)%
Ratios to Average Net Assets D, F
Expenses before reductions	2.04%	2.03%	2.01%	2.02%	2.04%
Expenses net of fee waivers, if any	2.04%	2.03%	2.01%	2.02%	2.04%
Expenses net of all reductions	1.97%	1.94%	1.96%	1.97%	2.03%
Net investment income (loss)	.56%	(.03)%	(.98)%	(.85)%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,511	$ 5,745	$ 7,480	$ 10,992	$ 12,477
Portfolio turnover rate E	288%	441%	260%	254%	269%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.70	$ 9.65	$ 10.00	$ 9.25	$ 12.78
Income from Investment Operations
Net investment income (loss) C	.06	- G	(.10)	(.09)	.12
Net realized and unrealized gain (loss)	3.03	.05	(.25)	.90	(3.48)
Total from investment operations	3.09	.05	(.35)	.81	(3.36)
Distributions from net investment income	(.04)	-	-	(.06)	(.15)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.04)	-	-	(.06)	(.17)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 12.75	$ 9.70	$ 9.65	$ 10.00	$ 9.25
Total Return A, B	31.98%	.52%	(3.50)%	8.79%	(26.38)%
Ratios to Average Net Assets D, F
Expenses before reductions	2.03%	2.03%	2.01%	2.02%	2.04%
Expenses net of fee waivers, if any	2.03%	2.03%	2.01%	2.02%	2.04%
Expenses net of all reductions	1.96%	1.94%	1.96%	1.96%	2.03%
Net investment income (loss)	.57%	(.03)%	(.99)%	(.84)%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,897	$ 20,875	$ 23,196	$ 30,804	$ 29,849
Portfolio turnover rate E	288%	441%	260%	254%	269%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 10.28	$ 10.55	$ 9.69	$ 13.38
Income from Investment Operations
Net investment income (loss) B	.20	.10	.01	.02	.21
Net realized and unrealized gain (loss)	3.25	.06	(.28)	.95	(3.63)
Total from investment operations	3.45	.16	(.27)	.97	(3.42)
Distributions from net investment income	(.14)	(.02)	-	(.11)	(.25)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.14)	(.02)	-	(.11)	(.27)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 13.73	$ 10.42	$ 10.28	$ 10.55	$ 9.69
Total Return A	33.45%	1.61%	(2.56)%	9.99%	(25.68)%
Ratios to Average Net Assets C, E
Expenses before reductions	.96%	.98%	.96%	.99%	1.04%
Expenses net of fee waivers, if any	.96%	.98%	.96%	.99%	1.04%
Expenses net of all reductions	.88%	.89%	.91%	.94%	1.03%
Net investment income (loss)	1.65%	1.02%	.07%	.19%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,275	$ 5,596	$ 8,162	$ 5,158	$ 3,797
Portfolio turnover rate D	288%	441%	260%	254%	269%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,578,130
Gross unrealized depreciation	(1,689,070)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,889,060

Tax Cost	$ 136,939,632

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 426,519
Capital loss carryforward	$ (66,185,572)
Net unrealized appreciation (depreciation)	$ 7,888,375

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (42,483,031)
2018	(23,251,884)
2019	(450,657)
Total capital loss carryforward	$ (66,185,572)

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 847,180	$ 107,549

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $337,387,321 and $327,222,913, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 133,805	$ 7,689
Class T	.25%	.25%	135,484	4,200
Class B	.75%	.25%	61,049	46,235
Class C	.75%	.25%	240,166	42,054
			$ 570,504	$ 100,178

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,479
Class T	6,588
Class B*	8,636
Class C*	2,355
$ 46,058

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 161,359.30
Class T	83,600.31
Class B	18,377.30
Class C	71,478.30
Institutional Class	13,387.22
	$ 348,201

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,118 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $268 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral,

Annual Report

7. Security Lending - continued

less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $18,741. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $85,876 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ 468,043	$ 83,840
Class T	194,766	7,542
Class B	25,088	-
Class C	89,452	-
Institutional Class	69,831	16,167
Total	$ 847,180	$ 107,549

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	1,230,107	1,565,665	$ 14,721,154	$ 14,397,253
Reinvestment of distributions	36,718	8,251	401,001	73,682
Shares redeemed	(1,085,572)	(3,304,887)	(12,586,886)	(32,600,547)
Net increase (decrease)	181,253	(1,730,971)	$ 2,535,269	$ (18,129,612)
Class T
Shares sold	446,551	376,369	$ 5,238,758	$ 3,652,534
Reinvestment of distributions	16,926	806	183,990	7,158
Shares redeemed	(576,646)	(668,164)	(6,688,740)	(6,208,120)
Net increase (decrease)	(113,169)	(290,989)	$ (1,265,992)	$ (2,548,428)
Class B
Shares sold	117,587	18,960	$ 1,311,553	$ 183,629
Reinvestment of distributions	1,943	-	20,652	-
Shares redeemed	(200,454)	(200,436)	(2,232,316)	(1,817,467)
Net increase (decrease)	(80,924)	(181,476)	$ (900,111)	$ (1,633,838)
Class C
Shares sold	769,144	373,577	$ 8,857,879	$ 3,534,293
Reinvestment of distributions	7,186	-	75,671	-
Shares redeemed	(584,253)	(625,998)	(6,452,079)	(5,580,570)
Net increase (decrease)	192,077	(252,421)	$ 2,481,471	$ (2,046,277)
Institutional Class
Shares sold	490,356	366,163	$ 6,177,619	$ 3,659,590
Reinvestment of distributions	5,017	1,570	55,775	14,317
Shares redeemed	(356,871)	(624,705)	(4,225,432)	(6,435,094)
Net increase (decrease)	138,502	(256,972)	$ 2,007,962	$ (2,761,187)

Annual Report

Notes to Financial Statements - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Advisor Health Care Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class	43.12%	15.54%	10.82%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care Fund - Institutional Class on July 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Health Care Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Edward Yoon, Portfolio Manager of Fidelity Advisor® Health Care Fund: For the year, the fund's Institutional Class shares gained 43.12%, solidly outpacing the 36.49% advance of the MSCI® U.S. IMI Health Care 25-50 Index and the S&P 500®. Health care stocks did well, as investors flocked to the stability of the sector amid a broader move into more-defensive areas of the market given ongoing weakness in the global economy. I believe health care is a space where active management really makes sense, and one of my core beliefs is that if you do better research you can uncover new innovations and business trends before other market participants. I utilize Fidelity's deep global health care research team to supplement my own bottom-up approach, which I believe gives us an edge in finding high-quality stocks that can create long-term value for shareholders. I'm focused on the earnings power and secular-growth rates of companies, and aim to keep volatility low in the fund by investing a large portion of assets in firms that are highly diversified and can thrive over the long run regardless of near-term economic uncertainty. During the period, a substantial overweighting in biotechnology provided a lift. Biotech was among the best-performing areas in the index, thanks to a strong and diverse pipeline of new treatments and the launch of multiple novel products across many disease categories. The fund's biggest relative contributor was biotech firm and hepatitis C drugmaker Gilead Sciences, which I view as one of the best large-cap growth firms out there. Positioning in health care equipment also helped overall, and we captured a nice gain with medical device maker Boston Scientific, whose share price doubled over the period. Conversely, it hurt to avoid index name Celgene, a large-cap biotech name that specializes in cancer therapies and outperformed, and underweight large-cap pharmaceuticals firm Johnson & Johnson, which I sold from the fund in April. Finally, even a small cash stake hurt the fund in a rising market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.12%
Actual		$ 1,000.00	$ 1,254.60	$ 6.26
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Class T	1.37%
Actual		$ 1,000.00	$ 1,252.50	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 6.85
Class B	1.91%
Actual		$ 1,000.00	$ 1,249.30	$ 10.65
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.54
Class C	1.85%
Actual		$ 1,000.00	$ 1,249.90	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,256.00	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Health Care Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	8.0	6.8
Amgen, Inc.	7.0	7.9
Actavis, Inc.	4.4	2.6
Boston Scientific Corp.	3.7	2.1
Alexion Pharmaceuticals, Inc.	3.7	1.5
McKesson Corp.	3.4	1.8
Cerner Corp.	3.2	2.4
Perrigo Co.	2.9	0.0
Catamaran Corp.	2.6	2.7
Merck & Co., Inc.	2.6	8.1
	41.5
Top Industries (% of fund's net assets)
As of July 31, 2013
Biotechnology	33.2%
Pharmaceuticals	27.6%
Health Care Providers & Services	17.1%
Health Care Equipment & Supplies	10.4%
Health Care Technology	5.2%
All Others*	6.5%

As of January 31, 2013
Biotechnology	33.6%
Pharmaceuticals	29.1%
Health Care Providers & Services	16.7%
Health Care Equipment & Supplies	8.6%
Health Care Technology	4.1%
All Others*	7.9%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Health Care Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
BIOTECHNOLOGY - 33.2%
Biotechnology - 33.2%
Acorda Therapeutics, Inc. (a)	40,845	$ 1,550,885
Alexion Pharmaceuticals, Inc. (a)	234,586	27,265,931
Amgen, Inc.	478,300	51,795,107
Biogen Idec, Inc. (a)	54,128	11,806,941
BioMarin Pharmaceutical, Inc. (a)	169,297	10,945,051
Biovitrum AB (a)	330,900	2,482,454
Cubist Pharmaceuticals, Inc. (a)	118,100	7,361,173
Discovery Laboratories, Inc. (a)(d)	488,938	787,190
Genomic Health, Inc. (a)	100,000	3,564,000
Gilead Sciences, Inc. (a)	962,934	59,172,292
Grifols SA ADR	218,087	6,922,081
Infinity Pharmaceuticals, Inc. (a)	87,200	1,846,896
Insmed, Inc. (a)	53,900	598,829
Intercept Pharmaceuticals, Inc.	35,900	1,680,479
InterMune, Inc. (a)	234,400	3,635,544
Lexicon Pharmaceuticals, Inc. (a)	724,111	1,795,795
Medivation, Inc. (a)	150,000	8,680,500
Merrimack Pharmaceuticals, Inc. (a)(d)	88,673	423,857
Momenta Pharmaceuticals, Inc. (a)	170,000	2,934,200
Neurocrine Biosciences, Inc. (a)	294,271	4,116,851
NPS Pharmaceuticals, Inc. (a)	171,000	3,079,710
Onyx Pharmaceuticals, Inc. (a)	48,069	6,311,460
Puma Biotechnology, Inc. (a)	80,000	4,088,800
Regeneron Pharmaceuticals, Inc. (a)	57,329	15,482,270
Spectrum Pharmaceuticals, Inc.	179,500	1,514,980
Theravance, Inc. (a)	68,100	2,625,936
Vanda Pharmaceuticals, Inc. (a)	143,208	1,669,805
ZIOPHARM Oncology, Inc. (a)(d)	404,100	1,204,218
		245,343,235
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc.	180,955	3,394,716
FOOD & STAPLES RETAILING - 1.2%
Drug Retail - 1.2%
CVS Caremark Corp.	140,746	8,654,472
HEALTH CARE EQUIPMENT & SUPPLIES - 10.4%
Health Care Equipment - 8.9%
Boston Scientific Corp. (a)	2,520,801	27,527,147
C.R. Bard, Inc.	19,922	2,283,061
Cardiovascular Systems, Inc. (a)	97,620	2,009,996
CONMED Corp.	130,000	4,264,000
Covidien PLC	37,623	2,318,705
Genmark Diagnostics, Inc. (a)	11,000	104,500
HeartWare International, Inc. (a)	17,605	1,627,054
Insulet Corp. (a)	89,100	2,841,399
Intuitive Surgical, Inc. (a)	11,000	4,268,000
Stryker Corp.	139,705	9,843,614
Volcano Corp. (a)	242,700	4,846,719

	Shares	Value
Zeltiq Aesthetics, Inc. (a)	228,400	$ 1,379,536
Zimmer Holdings, Inc.	24,800	2,070,304
		65,384,035
Health Care Supplies - 1.5%
Derma Sciences, Inc. (a)	190,000	2,699,900
The Cooper Companies, Inc.	68,350	8,704,373
		11,404,273
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		76,788,308
HEALTH CARE PROVIDERS & SERVICES - 17.1%
Health Care Distributors & Services - 3.6%
Amplifon SpA	300,263	1,502,749
McKesson Corp.	201,155	24,673,672
		26,176,421
Health Care Facilities - 2.4%
Brookdale Senior Living, Inc. (a)	140,801	4,100,125
Emeritus Corp. (a)	118,100	2,738,739
Hanger, Inc. (a)	61,265	2,261,904
HCA Holdings, Inc.	131,200	5,116,800
NMC Health PLC	341,800	1,541,691
Ramsay Health Care Ltd.	67,936	2,248,997
		18,008,256
Health Care Services - 6.3%
BioScrip, Inc. (a)	350,100	5,689,125
Catamaran Corp. (a)	371,700	19,578,395
MEDNAX, Inc. (a)	120,700	11,758,594
Quest Diagnostics, Inc.	160,848	9,379,047
		46,405,161
Managed Health Care - 4.8%
Aetna, Inc.	28,400	1,822,428
CIGNA Corp.	201,300	15,667,179
Humana, Inc.	127,857	11,668,230
UnitedHealth Group, Inc.	90,464	6,590,302
		35,748,139
TOTAL HEALTH CARE PROVIDERS & SERVICES		126,337,977
HEALTH CARE TECHNOLOGY - 4.9%
Health Care Technology - 4.9%
athenahealth, Inc. (a)(d)	54,065	6,052,577
Cerner Corp. (a)	478,398	23,441,502
HealthStream, Inc. (a)	140,808	4,435,452
HMS Holdings Corp. (a)	101,300	2,450,447
		36,379,978
IT SERVICES - 0.5%
Data Processing & Outsourced Services - 0.5%
Maximus, Inc.	101,640	3,822,680
LIFE SCIENCES TOOLS & SERVICES - 2.5%
Life Sciences Tools & Services - 2.5%
Bruker BioSciences Corp. (a)	98,800	1,770,496
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Illumina, Inc. (a)(d)	200,440	$ 15,999,121
Nanostring Technologies, Inc.	71,000	646,810
		18,416,427
PERSONAL PRODUCTS - 0.8%
Personal Products - 0.8%
Prestige Brands Holdings, Inc. (a)	171,172	5,804,443
PHARMACEUTICALS - 27.6%
Pharmaceuticals - 27.6%
AbbVie, Inc.	107,299	4,879,959
Actavis, Inc. (a)	240,922	32,348,597
Bayer AG	60,300	7,007,226
Bristol-Myers Squibb Co.	117,639	5,086,710
Cadence Pharmaceuticals, Inc. (a)	149,019	1,113,172
Endo Health Solutions, Inc. (a)	90,369	3,475,592
Hi-Tech Pharmacal Co., Inc.	57,395	2,062,776
Impax Laboratories, Inc. (a)	142,000	2,945,080
Jazz Pharmaceuticals PLC (a)	50,900	3,843,459
Meda AB (A Shares)	196,400	2,294,495
Merck & Co., Inc.	398,333	19,187,701
Mylan, Inc. (a)	302,292	10,144,920
Optimer Pharmaceuticals, Inc. (a)	218,554	2,734,111
Pacira Pharmaceuticals, Inc. (a)(d)	88,200	2,992,626
Perrigo Co.	170,797	21,245,439
Pfizer, Inc.	336,198	9,827,068
Salix Pharmaceuticals Ltd. (a)	82,500	6,096,750
Sanofi SA	160,884	16,841,943
Shire PLC sponsored ADR	56,300	6,156,405
The Medicines Company (a)	78,900	2,438,010
UCB SA	56,200	3,239,223
Valeant Pharmaceuticals International, Inc. (Canada) (a)	150,504	13,964,591
ViroPharma, Inc. (a)	300,000	10,296,000
Warner Chilcott PLC	655,000	13,958,050
		204,179,903
PROFESSIONAL SERVICES - 0.3%
Human Resource & Employment Services - 0.3%
Towers Watson & Co.	29,750	2,505,843
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Development - 0.3%
PT Lippo Karawaci Tbk	15,620,000	1,945,377
TOTAL COMMON STOCKS (Cost $520,813,967)		733,573,359
Convertible Preferred Stocks - 0.3%
	Shares	Value
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
Castlight Health, Inc. Series D (a)(e) (Cost $2,033,113)	336,800	$ 2,680,928
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.11% (b)	9,002,235	9,002,235
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	19,893,415	19,893,415
TOTAL MONEY MARKET FUNDS (Cost $28,895,650)		28,895,650
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $551,742,730)		765,149,937
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(26,224,067)
NET ASSETS - 100%		$ 738,925,870
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,680,928 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Castlight Health, Inc. Series D	4/25/12	$ 2,033,113
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,980
Fidelity Securities Lending Cash Central Fund	194,466
Total	$ 208,446
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 733,573,359	$ 716,731,416	$ 16,841,943	$ -
Convertible Preferred Stocks	2,680,928	-	-	2,680,928
Money Market Funds	28,895,650	28,895,650	-	-
Total Investments in Securities:	$ 765,149,937	$ 745,627,066	$ 16,841,943	$ 2,680,928
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.9%
Canada	4.5%
Ireland	2.7%
France	2.3%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $19,233,737) - See accompanying schedule: Unaffiliated issuers (cost $522,847,080)	$ 736,254,287
Fidelity Central Funds (cost $28,895,650)	28,895,650
Total Investments (cost $551,742,730)		$ 765,149,937
Cash		261,886
Receivable for investments sold		9,890,147
Receivable for fund shares sold		1,417,280
Dividends receivable		222,418
Distributions receivable from Fidelity Central Funds		11,875
Other receivables		11,337
Total assets		776,964,880

Liabilities
Payable for investments purchased	$ 16,852,153
Payable for fund shares redeemed	518,872
Accrued management fee	324,216
Distribution and service plan fees payable	246,937
Other affiliated payables	154,437
Other payables and accrued expenses	48,980
Collateral on securities loaned, at value	19,893,415
Total liabilities		38,039,010

Net Assets		$ 738,925,870
Net Assets consist of:
Paid in capital		$ 480,483,207
Accumulated net investment loss		(1,170,069)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		46,207,637
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		213,405,095
Net Assets		$ 738,925,870

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($365,416,107 ÷ 11,679,913 shares)	$ 31.29

Maximum offering price per share (100/94.25 of $31.29)	$ 33.20
Class T: Net Asset Value and redemption price per share ($158,610,598 ÷ 5,302,503 shares)	$ 29.91

Maximum offering price per share (100/96.50 of $29.91)	$ 30.99
Class B: Net Asset Value and offering price per share ($14,517,319 ÷ 534,436 shares)A	$ 27.16

Class C: Net Asset Value and offering price per share ($125,965,022 ÷ 4,646,684 shares)A	$ 27.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,416,824 ÷ 2,246,615 shares)	$ 33.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 6,095,055
Income from Fidelity Central Funds		208,446
Total income		6,303,501

Expenses
Management fee	$ 3,139,289
Transfer agent fees	1,471,178
Distribution and service plan fees	2,412,069
Accounting and security lending fees	215,424
Custodian fees and expenses	43,092
Independent trustees' compensation	3,982
Registration fees	90,605
Audit	53,068
Legal	2,013
Miscellaneous	4,057
Total expenses before reductions	7,434,777
Expense reductions	(83,710)	7,351,067
Net investment income (loss)		(1,047,566)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65,104,626
Foreign currency transactions	(55,959)
Total net realized gain (loss)		65,048,667
Change in net unrealized appreciation (depreciation) on: Investment securities	144,189,583
Assets and liabilities in foreign currencies	(1,338)
Total change in net unrealized appreciation (depreciation)		144,188,245
Net gain (loss)		209,236,912
Net increase (decrease) in net assets resulting from operations		$ 208,189,346

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,047,566)	$ (1,625,002)
Net realized gain (loss)	65,048,667	42,565,605
Change in net unrealized appreciation (depreciation)	144,188,245	(11,616,324)
Net increase (decrease) in net assets resulting from operations	208,189,346	29,324,279
Distributions to shareholders from net realized gain	(53,403,217)	(49,973,824)
Share transactions - net increase (decrease)	98,074,235	14,972,155
Redemption fees	6,876	69,585
Total increase (decrease) in net assets	252,867,240	(5,607,805)

Net Assets
Beginning of period	486,058,630	491,666,435
End of period (including accumulated net investment loss of $1,170,069 and accumulated net investment loss of $849,653, respectively)	$ 738,925,870	$ 486,058,630

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.35	$ 25.60	$ 19.01	$ 17.15	$ 19.72
Income from Investment Operations
Net investment income (loss) C	- G	(.04)	(.10)	(.07)	.02
Net realized and unrealized gain (loss)	9.53	1.43	6.69	1.93	(2.22)
Total from investment operations	9.53	1.39	6.59	1.86	(2.20)
Distributions from net realized gain	(2.59)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 31.29	$ 24.35	$ 25.60	$ 19.01	$ 17.15
Total Return A, B	42.77%	7.58%	34.67%	10.85%	(11.37)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.14%	1.19%	1.19%	1.22%	1.23%
Expenses net of fee waivers, if any	1.14%	1.19%	1.19%	1.22%	1.23%
Expenses net of all reductions	1.13%	1.18%	1.18%	1.21%	1.23%
Net investment income (loss)	(.01)%	(.18)%	(.43)%	(.36)%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 365,416	$ 233,188	$ 224,704	$ 179,586	$ 177,890
Portfolio turnover rate E	92%	124%	125%	103%	172%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.42	$ 24.80	$ 18.46	$ 16.69	$ 19.26
Income from Investment Operations
Net investment income (loss) C	(.07)	(.09)	(.16)	(.12)	(.02)
Net realized and unrealized gain (loss)	9.13	1.35	6.50	1.89	(2.18)
Total from investment operations	9.06	1.26	6.34	1.77	(2.20)
Distributions from net realized gain	(2.57)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 29.91	$ 23.42	$ 24.80	$ 18.46	$ 16.69
Total Return A, B	42.39%	7.27%	34.34%	10.61%	(11.65)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.39%	1.43%	1.44%	1.47%	1.49%
Expenses net of fee waivers, if any	1.39%	1.43%	1.44%	1.47%	1.49%
Expenses net of all reductions	1.38%	1.43%	1.43%	1.46%	1.49%
Net investment income (loss)	(.26)%	(.42)%	(.69)%	(.62)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,611	$ 117,969	$ 123,606	$ 100,883	$ 103,772
Portfolio turnover rate E	92%	124%	125%	103%	172%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.55	$ 23.15	$ 17.32	$ 15.74	$ 18.27
Income from Investment Operations
Net investment income (loss) C	(.18)	(.19)	(.25)	(.20)	(.09)
Net realized and unrealized gain (loss)	8.31	1.23	6.08	1.78	(2.07)
Total from investment operations	8.13	1.04	5.83	1.58	(2.16)
Distributions from net realized gain	(2.52)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 27.16	$ 21.55	$ 23.15	$ 17.32	$ 15.74
Total Return A, B	41.61%	6.78%	33.66%	10.04%	(12.07)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.93%	1.94%	1.94%	1.97%	1.98%
Expenses net of fee waivers, if any	1.93%	1.94%	1.94%	1.97%	1.98%
Expenses net of all reductions	1.91%	1.93%	1.93%	1.96%	1.98%
Net investment income (loss)	(.80)%	(.93)%	(1.19)%	(1.11)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,517	$ 15,403	$ 20,365	$ 23,543	$ 29,381
Portfolio turnover rate E	92%	124%	125%	103%	172%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.51	$ 23.11	$ 17.29	$ 15.70	$ 18.23
Income from Investment Operations
Net investment income (loss) C	(.17)	(.18)	(.24)	(.19)	(.09)
Net realized and unrealized gain (loss)	8.31	1.22	6.06	1.78	(2.07)
Total from investment operations	8.14	1.04	5.82	1.59	(2.16)
Distributions from net realized gain	(2.54)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 27.11	$ 21.51	$ 23.11	$ 17.29	$ 15.70
Total Return A, B	41.74%	6.80%	33.66%	10.13%	(12.09)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.87%	1.90%	1.90%	1.94%	1.98%
Expenses net of fee waivers, if any	1.87%	1.90%	1.90%	1.94%	1.98%
Expenses net of all reductions	1.85%	1.89%	1.89%	1.93%	1.98%
Net investment income (loss)	(.74)%	(.89)%	(1.15)%	(1.08)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,965	$ 78,763	$ 77,749	$ 60,861	$ 64,002
Portfolio turnover rate E	92%	124%	125%	103%	172%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.60	$ 26.69	$ 19.77	$ 17.78	$ 20.39
Income from Investment Operations
Net investment income (loss) B	.07	.03	(.03)	(.02)	.06
Net realized and unrealized gain (loss)	10.07	1.52	6.95	2.01	(2.30)
Total from investment operations	10.14	1.55	6.92	1.99	(2.24)
Distributions from net realized gain	(2.62)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 33.12	$ 25.60	$ 26.69	$ 19.77	$ 17.78
Total Return A	43.12%	7.91%	35.00%	11.19%	(11.19)%
Ratios to Average Net Assets C, E
Expenses before reductions	.87%	.89%	.89%	.96%	.98%
Expenses net of fee waivers, if any	.87%	.89%	.89%	.96%	.98%
Expenses net of all reductions	.85%	.88%	.88%	.95%	.98%
Net investment income (loss)	.26%	.12%	(.13)%	(.10)%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,417	$ 40,737	$ 45,243	$ 14,172	$ 13,452
Portfolio turnover rate D	92%	124%	125%	103%	172%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 218,966,846
Gross unrealized depreciation	(6,357,419)
Net unrealized appreciation (depreciation) on securities and other investments	$ 212,609,427

Tax Cost	$ 552,540,510

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 17,373,342
Undistributed long-term capital gain	$ 29,632,075
Net unrealized appreciation (depreciation)	$ 212,607,315

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 1,722,659	$ -
Long-term Capital Gains	51,680,558	49,973,824
Total	$ 53,403,217	$ 49,973,824

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $562,636,788 and $514,461,115, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 692,782	$ 32,011
Class T	.25%	.25%	661,234	16,450
Class B	.75%	.25%	143,170	108,559
Class C	.75%	.25%	914,883	142,951
			$ 2,412,069	$ 299,971

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 120,253
Class T	23,083
Class B*	10,011
Class C *	3,453
$ 156,800

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 736,231.27
Class T	349,517.26
Class B	42,982.30
Class C	222,499.24
Institutional Class	119,949.24
	$ 1,471,178

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,115 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,280 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $194,466, including $20,558 from securities loaned to FCM.

Annual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $83,586 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $124.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net realized gain
Class A	$ 25,387,002	$ 22,638,273
Class T	13,085,534	12,838,928
Class B	1,715,002	2,229,080
Class C	9,051,114	8,852,071
Institutional Class	4,164,565	3,415,472
Total	$ 53,403,217	$ 49,973,824

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	3,549,260	2,109,585	$ 93,836,372	$ 48,063,125
Reinvestment of distributions	942,761	974,579	22,474,621	19,679,030
Shares redeemed	(2,389,171)	(2,283,119)	(61,582,185)	(51,867,480)
Net increase (decrease)	2,102,850	801,045	$ 54,728,808	$ 15,874,675
Class T
Shares sold	680,868	517,207	$ 17,081,065	$ 11,288,178
Reinvestment of distributions	547,411	626,615	12,508,788	12,200,296
Shares redeemed	(963,078)	(1,091,618)	(23,759,625)	(23,806,614)
Net increase (decrease)	265,201	52,204	$ 5,830,228	$ (318,140)
Class B
Shares sold	53,093	73,881	$ 1,227,477	$ 1,480,151
Reinvestment of distributions	72,420	107,208	1,510,947	1,929,279
Shares redeemed	(305,905)	(345,800)	(6,859,622)	(6,952,570)
Net increase (decrease)	(180,392)	(164,711)	$ (4,121,198)	$ (3,543,140)
Class C
Shares sold	1,458,495	610,790	$ 33,813,707	$ 12,332,347
Reinvestment of distributions	363,077	406,182	7,555,835	7,293,865
Shares redeemed	(836,253)	(719,664)	(18,706,199)	(14,281,889)
Net increase (decrease)	985,319	297,308	$ 22,663,343	$ 5,344,323
Institutional Class
Shares sold	1,149,859	969,515	$ 32,276,173	$ 23,079,181
Reinvestment of distributions	148,348	134,306	3,734,787	2,842,866
Shares redeemed	(643,078)	(1,207,175)	(17,037,906)	(28,307,610)
Net increase (decrease)	655,129	(103,354)	$ 18,973,054	$ (2,385,563)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Advisor Industrials Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	33.28%	10.61%	13.26%

A Prior to October 1, 2006, Fidelity Advisor Industrials Fund was named Fidelity Advisor Cyclical Industries Fund, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Industrials Fund - Institutional Class on July 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Industrials Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Tobias Welo, Portfolio Manager of Fidelity Advisor® Industrials Fund: For the year, the fund's Institutional Class shares returned 33.28%, modestly beating the 32.81% gain of the MSCI® U.S. IMI Industrials 25-50 Index but significantly ahead of the S&P 500®. Versus the broader market, the MSCI index was particularly aided by strong results in aerospace and defense and in industrial machinery. In managing the fund, I try to take advantage of recurring patterns within different segments of the industrials sector as they cycle between boom and bust. With that said, stock selection in the construction/farm machinery/heavy trucks segment - where demand had been unevenly improving from a deep cyclical base during the 2007-2009 recession - provided the biggest boost to performance versus the MSCI sector index. In particular, not owning weak-performing index component Caterpillar for most of the period was beneficial. While continued sluggishness in China's economy hurt the stock of this heavy-equipment manufacturer beginning in February, I thought investors became overly pessimistic, and so I built Cat into a significant position by period end. The fund also was rewarded for exiting a position in lagging index component Deere, another maker of heavy equipment, because I thought it was fully valued. Elsewhere, our results were lifted by overweighted positions in human resources consultant Towers Watson and business information provider Dun & Bradstreet, both of which outperformed. Conversely, one industry that stood out as a significant detractor from performance versus the MSCI index was aerospace and defense. In part, the problem here was our underweighted exposure to major defense contractors, whose stocks performed surprisingly well during the period. However, an overweighting in regional jet manufacturer Textron made this stock the fund's biggest relative detractor. My confidence that demand for regional jets would materially improve during the period was not rewarded, and I reduced our overweighting here. Additionally, the fund was hurt by not owning index stock Boeing, which is a hybrid play on commercial aerospace and defense. While this stock handily outperformed the broader market during the final five months of the period, I continued to favor investing in its suppliers rather than the company itself. Carrying no positions in airlines, the MSCI benchmark's best-performing segment, also dampened performance. Here, not owning index stock Delta Air Lines detracted. Maintaining a relatively modest cash position in a strongly rising market also curbed our gain.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.10%
Actual		$ 1,000.00	$ 1,139.70	$ 5.84
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class T	1.35%
Actual		$ 1,000.00	$ 1,138.20	$ 7.16
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Class B	1.90%
Actual		$ 1,000.00	$ 1,135.30	$ 10.06
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	1.85%
Actual		$ 1,000.00	$ 1,135.20	$ 9.79
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,141.40	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Industrials Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	12.2	13.4
United Technologies Corp.	7.0	6.5
Danaher Corp.	5.7	3.9
Union Pacific Corp.	4.5	1.9
Honeywell International, Inc.	4.0	3.1
Caterpillar, Inc.	3.2	0.0
Eaton Corp. PLC	2.8	2.8
Precision Castparts Corp.	2.7	1.9
Cummins, Inc.	2.1	3.1
Parker Hannifin Corp.	2.0	1.7
	46.2
Top Industries (% of fund's net assets)
As of July 31, 2013
Machinery	29.7%
Industrial Conglomerates	17.9%
Aerospace & Defense	16.3%
Electrical Equipment	7.8%
Professional Services	6.8%
All Others*	21.5%

As of January 31, 2013
Machinery	25.3%
Industrial Conglomerates	21.8%
Aerospace & Defense	16.4%
Electrical Equipment	8.8%
Professional Services	6.3%
All Others*	21.4%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Industrials Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
AEROSPACE & DEFENSE - 16.3%
Aerospace & Defense - 16.3%
Honeywell International, Inc.	263,792	$ 21,889,460
Precision Castparts Corp.	67,182	14,895,593
Teledyne Technologies, Inc. (a)	91,531	7,338,040
Textron, Inc.	231,318	6,333,487
United Technologies Corp.	360,732	38,082,477
		88,539,057
AIR FREIGHT & LOGISTICS - 0.9%
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	85,363	5,089,342
AUTO COMPONENTS - 1.8%
Auto Parts & Equipment - 1.8%
Johnson Controls, Inc.	239,592	9,633,994
BUILDING PRODUCTS - 1.3%
Building Products - 1.3%
A.O. Smith Corp.	172,665	7,134,518
Aspen Aerogels, Inc. warrants 3/28/23 (a)	3,499,903	35
		7,134,553
COMMERCIAL SERVICES & SUPPLIES - 2.9%
Environmental & Facility Services - 2.9%
Republic Services, Inc.	148,136	5,023,292
Stericycle, Inc. (a)	33,524	3,886,773
Waste Connections, Inc.	151,900	6,571,194
		15,481,259
CONSTRUCTION & ENGINEERING - 2.2%
Construction & Engineering - 2.2%
EMCOR Group, Inc.	109,285	4,511,285
URS Corp.	163,749	7,614,329
		12,125,614
ELECTRICAL EQUIPMENT - 7.8%
Electrical Components & Equipment - 7.8%
AMETEK, Inc.	121,700	5,632,276
Eaton Corp. PLC	220,260	15,186,927
Generac Holdings, Inc.	106,544	4,618,682
Hubbell, Inc. Class B	95,934	10,298,515
Rockwell Automation, Inc.	70,800	6,856,980
		42,593,380
INDUSTRIAL CONGLOMERATES - 17.9%
Industrial Conglomerates - 17.9%
Danaher Corp.	458,977	30,907,511
General Electric Co.	2,711,267	66,073,578
		96,981,089
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Eurofins Scientific SA	12,638	2,774,139

	Shares	Value
MACHINERY - 29.7%
Construction & Farm Machinery & Heavy Trucks - 11.4%
Caterpillar, Inc.	211,474	$ 17,533,309
Cummins, Inc.	91,854	11,131,786
Manitowoc Co., Inc.	430,846	8,845,268
Oshkosh Truck Corp. (a)	86,544	3,878,902
PACCAR, Inc.	133,215	7,496,008
Toro Co.	92,800	4,573,184
Wabtec Corp.	140,200	8,140,012
		61,598,469
Industrial Machinery - 18.3%
Donaldson Co., Inc.	103,451	3,750,099
Dover Corp.	93,291	7,989,441
GEA Group AG	135,577	5,594,016
Graco, Inc.	92,826	6,477,398
Harsco Corp.	215,181	5,543,063
IDEX Corp.	112,369	6,702,811
Ingersoll-Rand PLC	120,787	7,374,046
ITT Corp.	18,700	584,188
Nordson Corp.	40,193	2,900,327
Pall Corp.	103,767	7,259,539
Parker Hannifin Corp.	103,794	10,719,844
Pentair Ltd.	143,296	8,752,520
Stanley Black & Decker, Inc.	101,802	8,614,485
Timken Co.	119,883	7,003,565
TriMas Corp. (a)	150,183	5,561,276
Valmont Industries, Inc.	32,899	4,594,016
		99,420,634
TOTAL MACHINERY		161,019,103
PROFESSIONAL SERVICES - 6.8%
Human Resource & Employment Services - 1.8%
Towers Watson & Co.	117,584	9,904,100
Research & Consulting Services - 5.0%
Bureau Veritas SA	56,212	1,668,378
Dun & Bradstreet Corp.	98,865	10,245,380
Nielsen Holdings B.V.	261,312	8,733,047
Verisk Analytics, Inc. (a)	100,974	6,498,687
		27,145,492
TOTAL PROFESSIONAL SERVICES		37,049,592
ROAD & RAIL - 5.9%
Railroads - 4.5%
Union Pacific Corp.	154,088	24,436,816
Trucking - 1.4%
Con-way, Inc.	27,753	1,150,362
J.B. Hunt Transport Services, Inc.	85,244	6,387,333
		7,537,695
TOTAL ROAD & RAIL		31,974,511
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 3.8%
Trading Companies & Distributors - 3.8%
Applied Industrial Technologies, Inc.	36,041	$ 1,879,899
W.W. Grainger, Inc.	24,944	6,538,820
Watsco, Inc.	58,771	5,486,273
WESCO International, Inc. (a)	89,056	6,748,664
		20,653,656
TOTAL COMMON STOCKS (Cost $406,445,005)		531,049,289
Convertible Bonds - 0.4%
	Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (c)	$ 1,177,234	1,177,234
8% 12/6/14 (c)	1,114,117	1,114,117
8% 3/28/16 (c)	90,496	90,496
TOTAL CONVERTIBLE BONDS (Cost $2,381,812)		2,381,847
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $9,075,166)	9,075,166	9,075,166
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $417,901,983)		542,506,302
NET OTHER ASSETS (LIABILITIES) - 0.1%		352,558
NET ASSETS - 100%		$ 542,858,860
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,381,847 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11 - 12/31/12	$ 1,177,234
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/12	$ 1,114,117
Aspen Aerogels, Inc. 8% 3/28/16	5/6/13	$ 90,461
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,729
Fidelity Securities Lending Cash Central Fund	2,912
Total	$ 21,641
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 531,049,289	$ 531,049,254	$ -	$ 35
Convertible Bonds	2,381,847	-	-	2,381,847
Money Market Funds	9,075,166	9,075,166	-	-
Total Investments in Securities:	$ 542,506,302	$ 540,124,420	$ -	$ 2,381,882

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Industrials Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $408,826,817)	$ 533,431,136
Fidelity Central Funds (cost $9,075,166)	9,075,166
Total Investments (cost $417,901,983)		$ 542,506,302
Receivable for fund shares sold		1,977,474
Dividends receivable		296,511
Interest receivable		109,148
Distributions receivable from Fidelity Central Funds		1,184
Other receivables		3,345
Total assets		544,893,964

Liabilities
Payable for investments purchased	$ 520,232
Payable for fund shares redeemed	946,789
Accrued management fee	242,587
Distribution and service plan fees payable	173,922
Transfer agent fees payable	94,550
Other affiliated payables	16,792
Other payables and accrued expenses	40,232
Total liabilities		2,035,104

Net Assets		$ 542,858,860
Net Assets consist of:
Paid in capital		$ 398,667,156
Undistributed net investment income		768,614
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		18,818,567
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		124,604,523
Net Assets		$ 542,858,860

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($271,511,899 ÷ 7,869,799 shares)	$ 34.50

Maximum offering price per share (100/94.25 of $34.50)	$ 36.60
Class T: Net Asset Value and redemption price per share ($79,172,497 ÷ 2,333,331 shares)	$ 33.93

Maximum offering price per share (100/96.50 of $33.93)	$ 35.16
Class B: Net Asset Value and offering price per share ($17,501,979 ÷ 547,498 shares)A	$ 31.97

Class C: Net Asset Value and offering price per share ($89,892,916 ÷ 2,801,846 shares)A	$ 32.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($84,779,569 ÷ 2,366,274 shares)	$ 35.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 8,027,432
Interest		185,735
Income from Fidelity Central Funds		21,641
Total income		8,234,808

Expenses
Management fee	$ 2,436,049
Transfer agent fees	1,024,771
Distribution and service plan fees	1,823,035
Accounting and security lending fees	170,530
Custodian fees and expenses	18,825
Independent trustees' compensation	3,043
Registration fees	82,863
Audit	53,823
Legal	1,349
Miscellaneous	3,394
Total expenses before reductions	5,617,682
Expense reductions	(39,065)	5,578,617
Net investment income (loss)		2,656,191
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,642,029
Foreign currency transactions	9,764
Futures contracts	595,204
Total net realized gain (loss)		38,246,997
Change in net unrealized appreciation (depreciation) on: Investment securities	82,841,114
Assets and liabilities in foreign currencies	1,260
Futures contracts	(195,061)
Total change in net unrealized appreciation (depreciation)		82,647,313
Net gain (loss)		120,894,310
Net increase (decrease) in net assets resulting from operations		$ 123,550,501

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,656,191	$ 2,427,938
Net realized gain (loss)	38,246,997	(16,401,175)
Change in net unrealized appreciation (depreciation)	82,647,313	18,503,016
Net increase (decrease) in net assets resulting from operations	123,550,501	4,529,779
Distributions to shareholders from net investment income	(2,791,779)	(1,437,740)
Distributions to shareholders from net realized gain	-	(4,219,307)
Total distributions	(2,791,779)	(5,657,047)
Share transactions - net increase (decrease)	36,897,765	(82,942,475)
Redemption fees	13,370	15,881
Total increase (decrease) in net assets	157,669,857	(84,053,862)

Net Assets
Beginning of period	385,189,003	469,242,865
End of period (including undistributed net investment income of $768,614 and undistributed net investment income of $1,084,983, respectively)	$ 542,858,860	$ 385,189,003

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.18	$ 25.73	$ 21.54	$ 16.87	$ 21.97
Income from Investment Operations
Net investment income (loss) C	.23	.20	.09	.06	.13
Net realized and unrealized gain (loss)	8.33	.61	4.13	4.68	(5.08)
Total from investment operations	8.56	.81	4.22	4.74	(4.95)
Distributions from net investment income	(.24)	(.11)	(.03)	(.07)	(.13)
Distributions from net realized gain	-	(.25)	-	-	(.02)
Total distributions	(.24)	(.36)	(.03)	(.07)	(.15)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 34.50	$ 26.18	$ 25.73	$ 21.54	$ 16.87
Total Return A, B	32.92%	3.42%	19.59%	28.13%	(22.49)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.11%	1.14%	1.13%	1.18%	1.23%
Expenses net of fee waivers, if any	1.11%	1.14%	1.13%	1.18%	1.23%
Expenses net of all reductions	1.11%	1.14%	1.13%	1.17%	1.23%
Net investment income (loss)	.77%	.80%	.36%	.31%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 271,512	$ 192,038	$ 228,106	$ 165,029	$ 130,860
Portfolio turnover rate E	78%	82%	75%	110%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.75	$ 25.33	$ 21.24	$ 16.64	$ 21.67
Income from Investment Operations
Net investment income (loss) C	.15	.13	.03	.01	.10
Net realized and unrealized gain (loss)	8.20	.61	4.07	4.61	(5.03)
Total from investment operations	8.35	.74	4.10	4.62	(4.93)
Distributions from net investment income	(.17)	(.07)	(.01)	(.02)	(.08)
Distributions from net realized gain	-	(.25)	-	-	(.02)
Total distributions	(.17)	(.32)	(.01)	(.02)	(.10)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 33.93	$ 25.75	$ 25.33	$ 21.24	$ 16.64
Total Return A, B	32.60%	3.15%	19.28%	27.80%	(22.68)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.37%	1.40%	1.39%	1.44%	1.48%
Expenses net of fee waivers, if any	1.37%	1.40%	1.39%	1.44%	1.48%
Expenses net of all reductions	1.36%	1.39%	1.38%	1.43%	1.48%
Net investment income (loss)	.52%	.54%	.10%	.06%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,172	$ 63,954	$ 71,542	$ 58,202	$ 48,054
Portfolio turnover rate E	78%	82%	75%	110%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.29	$ 23.99	$ 20.22	$ 15.90	$ 20.74
Income from Investment Operations
Net investment income (loss) C	(.01)	- H	(.11)	(.09)	.02
Net realized and unrealized gain (loss)	7.74	.57	3.88	4.41	(4.82)
Total from investment operations	7.73	.57	3.77	4.32	(4.80)
Distributions from net investment income	(.05)	(.02)	-	-	(.04)
Distributions from net realized gain	-	(.25)	-	-	-
Total distributions	(.05)	(.27)	-	-	(.04)
Redemption fees added to paid in capital C, H	-	-	-	-	-
Net asset value, end of period	$ 31.97	$ 24.29	$ 23.99	$ 20.22	$ 15.90
Total Return A, B	31.87%	2.59%	18.64%	27.17%	(23.10)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.92%	1.94%	1.93%	1.97%	1.98%
Expenses net of fee waivers, if any	1.92%	1.94%	1.93%	1.97%	1.98%
Expenses net of all reductions	1.91%	1.94%	1.93%	1.97%	1.98%
Net investment income (loss)	(.04)%	-% F	(.44)%	(.48)%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,502	$ 20,058	$ 28,600	$ 29,048	$ 25,212
Portfolio turnover rate E	78%	82%	75%	110%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.38	$ 24.07	$ 20.28	$ 15.94	$ 20.79
Income from Investment Operations
Net investment income (loss) C	.01	.01	(.09)	(.08)	.02
Net realized and unrealized gain (loss)	7.75	.58	3.88	4.42	(4.83)
Total from investment operations	7.76	.59	3.79	4.34	(4.81)
Distributions from net investment income	(.06)	(.03)	-	-	(.04)
Distributions from net realized gain	-	(.25)	-	-	-
Total distributions	(.06)	(.28)	-	-	(.04)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 32.08	$ 24.38	$ 24.07	$ 20.28	$ 15.94
Total Return A, B	31.90%	2.67%	18.69%	27.23%	(23.09)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.87%	1.89%	1.89%	1.93%	1.98%
Expenses net of fee waivers, if any	1.87%	1.89%	1.89%	1.93%	1.98%
Expenses net of all reductions	1.86%	1.88%	1.88%	1.92%	1.98%
Net investment income (loss)	.02%	.05%	(.40)%	(.43)%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,893	$ 66,289	$ 72,673	$ 51,760	$ 37,862
Portfolio turnover rate E	78%	82%	75%	110%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 27.18	$ 26.69	$ 22.30	$ 17.45	$ 22.72
Income from Investment Operations
Net investment income (loss) B	.33	.28	.17	.13	.19
Net realized and unrealized gain (loss)	8.64	.63	4.28	4.83	(5.27)
Total from investment operations	8.97	.91	4.45	4.96	(5.08)
Distributions from net investment income	(.32)	(.17)	(.06)	(.11)	(.17)
Distributions from net realized gain	-	(.25)	-	-	(.02)
Total distributions	(.32)	(.42)	(.06)	(.11)	(.19)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 35.83	$ 27.18	$ 26.69	$ 22.30	$ 17.45
Total Return A	33.28%	3.72%	19.95%	28.52%	(22.31)%
Ratios to Average Net Assets C, E
Expenses before reductions	.84%	.85%	.85%	.89%	.96%
Expenses net of fee waivers, if any	.84%	.85%	.85%	.89%	.96%
Expenses net of all reductions	.83%	.85%	.84%	.88%	.95%
Net investment income (loss)	1.04%	1.08%	.65%	.61%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,780	$ 42,850	$ 68,323	$ 29,578	$ 12,762
Portfolio turnover rate D	78%	82%	75%	110%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 123,912,594
Gross unrealized depreciation	(1,338,720)
Net unrealized appreciation (depreciation) on securities and other investments	$ 122,573,874

Tax Cost	$ 419,932,428

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,115,984
Undistributed long-term capital gain	$ 20,501,642
Net unrealized appreciation (depreciation)	$ 122,574,078

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 2,791,779	$ 1,437,740
Long-term Capital Gains	-	4,219,307
Total	$ 2,791,779	$ 5,657,047

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the update's adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $595,204 and a change in net unrealized appreciation (depreciation) of $(195,061) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $379,874,110 and $331,865,021, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 550,485	$ 17,945
Class T	.25%	.25%	346,384	12,278
Class B	.75%	.25%	189,880	143,886
Class C	.75%	.25%	736,286	100,966
			$ 1,823,035	$ 275,075

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 96,176
Class T	12,796
Class B*	19,584
Class C*	4,573
$ 133,129

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 512,890.23
Class T	163,549.24
Class B	55,201.29
Class C	172,760.23
Institutional Class	120,371.21
	$ 1,024,771

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,799 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $997 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. At period end, there were no security loans outstanding

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

with FCM. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,912, including $175 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $39,059 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ 1,710,170	$ 896,458
Class T	408,593	170,680
Class B	36,770	16,830
Class C	160,671	70,972
Institutional Class	475,575	282,800
Total	$ 2,791,779	$ 1,437,740
From net realized gain
Class A	$ -	$ 2,092,354
Class T	-	659,892
Class B	-	286,480
Class C	-	731,497
Institutional Class	-	449,084
Total	$ -	$ 4,219,307

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	2,574,295	1,757,163	$ 79,657,790	$ 44,013,667
Reinvestment of distributions	53,714	118,075	1,500,721	2,609,664
Shares redeemed	(2,093,962)	(3,404,053)	(62,545,427)	(83,950,843)
Net increase (decrease)	534,047	(1,528,815)	$ 18,613,084	$ (37,327,512)
Class T
Shares sold	353,347	369,147	$ 10,754,227	$ 9,058,222
Reinvestment of distributions	14,180	36,910	390,674	800,817
Shares redeemed	(517,661)	(746,452)	(15,034,025)	(17,604,399)
Net increase (decrease)	(150,134)	(340,395)	$ (3,889,124)	$ (7,745,360)
Class B
Shares sold	24,479	62,276	$ 701,454	$ 1,371,568
Reinvestment of distributions	1,145	12,641	30,226	255,322
Shares redeemed	(303,898)	(441,128)	(8,464,475)	(10,119,054)
Net increase (decrease)	(278,274)	(366,211)	$ (7,732,795)	$ (8,492,164)
Class C
Shares sold	682,170	457,163	$ 19,951,920	$ 10,854,816
Reinvestment of distributions	5,091	31,555	134,814	641,832
Shares redeemed	(604,905)	(787,971)	(16,678,512)	(18,054,638)
Net increase (decrease)	82,356	(299,253)	$ 3,408,222	$ (6,557,990)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Institutional Class
Shares sold	1,667,388	806,817	$ 53,671,489	$ 21,049,427
Reinvestment of distributions	12,331	22,926	356,365	525,598
Shares redeemed	(890,195)	(1,812,880)	(27,529,476)	(44,394,474)
Net increase (decrease)	789,524	(983,137)	$ 26,498,378	$ (22,819,449)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Advisor Technology Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class	18.75%	12.22%	8.82%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology Fund - Institutional Class on July 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Technology Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Charlie Chai, Portfolio Manager of Fidelity Advisor® Technology Fund: For the year, the fund's Institutional Class shares returned 18.75%, topping the 14.25% gain of the MSCI® U.S. IMI Information Technology 25-50 Index but trailing the S&P 500®. Versus the overall market, the technology sector was particularly weighed down by weak results in computer hardware stocks. I look for situations where a company's future earnings power is not reflected in its valuation, whether due to underestimated long-term growth, a misunderstood turnaround story or an unanticipated cyclical rebound. Typically, I find the most compelling investment candidates in the mid-cap and small-cap areas of the market, because that's where the fastest growth tends to be. Given this bias, it was nice to see the fund's relative performance meaningfully bolstered by a sizable underweighting in companies with market capitalizations above $100 billion, and overweightings in mid-caps and especially small-caps. For example, in the semiconductor space, where I nearly halved the fund's weighting because I thought I saw better opportunities elsewhere, the fund benefited from not owning weak-performing Intel, the leading maker of chips for personal computers and a sizable component of the MSCI sector index. On the other hand, the fund had a large overweighting in Cree, a mid-cap stock whose price nearly tripled during the period. This company manufactures semiconductors used in light-emitting diode (LED) products. With that said, as Cree's share price climbed, I significantly reduced this position to manage risk and lock in profits. However, the fund's largest relative contributor was Apple. We started the period with essentially a market weighting here, but early in the year I decreased the position to a large underweighting, which - based on this stock's weak showing - was the right call. That said, Apple remained a huge part of our MSCI benchmark, and it was the fund's largest position at period end. Additionally, Apple was by far the fund's biggest detractor in absolute terms. Elsewhere, communications equipment was an area in which I boosted the fund's weighting, because I expected it to benefit from increasing enterprise IT spending. Stock selection in this group had a positive impact on the fund's relative results, led by Juniper Networks, in which I built a large position during the period, and Acme Packet, which I sold in the spring for a healthy profit, after the stock spiked higher on enterprise database maker Oracle's February announcement that it planned to purchase the company. On the flip side, I was late in bringing up our allocation to strong-performing index stock Cisco Systems, a large-cap provider of network equipment that was our biggest relative detractor because of underweighted exposure here early in the period. Stock picking in systems software was also a negative, mainly due to two stocks: Oracle and VMware. Although we began the period with a large underweighting in Oracle, I eventually built this position into the fund's third-largest holding by period end. However, the shares have been volatile so far in 2013, as the company has been uncharacteristically unreliable at hitting its sales and earnings targets. Meanwhile, VMware, a provider of hardware and software enabling corporate clients to operate virtual, cloud-based servers and related applications, saw its stock plummet in late January, after the firm unveiled a disappointing outlook for 2013 and announced plans to cut 900 jobs. I sold all but a token position here.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.17%
Actual		$ 1,000.00	$ 1,115.30	$ 6.14
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86
Class T	1.41%
Actual		$ 1,000.00	$ 1,113.70	$ 7.39
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class B	1.92%
Actual		$ 1,000.00	$ 1,110.80	$ 10.05
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 9.59
Class C	1.91%
Actual		$ 1,000.00	$ 1,110.70	$ 10.00
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.54
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,116.70	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Technology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	10.0	11.4
Google, Inc. Class A	9.0	8.3
Oracle Corp.	6.4	3.6
Microsoft Corp.	5.6	0.0
Cisco Systems, Inc.	4.1	0.5
salesforce.com, Inc.	3.6	3.4
Visa, Inc. Class A	3.3	3.3
Juniper Networks, Inc.	3.0	1.2
F5 Networks, Inc.	2.3	1.2
Fidelity National Information Services, Inc.	1.6	0.2
	48.9
Top Industries (% of fund's net assets)
As of July 31, 2013
Software	27.7%
Internet Software & Services	16.2%
Computers & Peripherals	13.4%
Communications Equipment	12.5%
IT Services	9.5%
All Others*	20.7%

As of January 31, 2013
Software	19.9%
Internet Software & Services	17.6%
Computers & Peripherals	17.1%
Semiconductors & Semiconductor Equipment	15.1%
Communications Equipment	9.7%
All Others*	20.6%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Technology Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a)	236	$ 7,646
AUTOMOBILES - 0.3%
Automobile Manufacturers - 0.3%
Tesla Motors, Inc. (a)	16,400	2,202,192
COMMUNICATIONS EQUIPMENT - 12.5%
Communications Equipment - 12.5%
AAC Acoustic Technology Holdings, Inc.	16,500	76,803
ADTRAN, Inc.	27,686	731,741
ADVA AG Optical Networking (a)	92,560	502,400
Alcatel-Lucent SA (a)(d)	289,353	730,359
Alcatel-Lucent SA sponsored ADR (a)	926,388	2,353,026
Aruba Networks, Inc. (a)	146,044	2,596,662
BlackBerry Ltd. (a)	300	2,649
Brocade Communications Systems, Inc. (a)	14,000	93,240
Ciena Corp. (a)	129,912	2,865,859
Cisco Systems, Inc.	1,361,717	34,791,869
Comba Telecom Systems Holdings Ltd. (a)	66,000	23,658
F5 Networks, Inc. (a)	223,468	19,611,552
Finisar Corp. (a)	4,863	94,002
HTC Corp.	10,000	53,176
Infinera Corp. (a)(d)	271,890	2,966,320
Ixia (a)	26,400	366,960
JDS Uniphase Corp. (a)	28,981	425,151
Juniper Networks, Inc. (a)	1,180,748	25,586,809
Motorola Solutions, Inc.	1,318	72,266
Palo Alto Networks, Inc.	9,633	471,439
Polycom, Inc. (a)	119	1,138
QUALCOMM, Inc.	1,360	87,788
Radware Ltd. (a)	128,480	1,760,176
Riverbed Technology, Inc. (a)	470	7,351
Sandvine Corp. (U.K.) (a)	1,305,800	2,466,412
SerComm Corp.	273,000	351,319
Sonus Networks, Inc. (a)	1,685,784	5,765,381
Spirent Communications PLC	296,600	596,039
ZTE Corp. (H Shares)	220,800	383,772
		105,835,317
COMPUTERS & PERIPHERALS - 13.4%
Computer Hardware - 12.2%
3D Systems Corp. (a)	4,990	235,678
Advantech Co. Ltd.	176,000	850,808
Apple, Inc.	185,757	84,055,032
Hewlett-Packard Co.	590	15,151
Lenovo Group Ltd.	13,986,000	12,749,629
NCR Corp. (a)	122,240	4,400,640
Stratasys Ltd. (a)	9,741	863,540
Wistron Corp.	81,200	77,424
		103,247,902

	Shares	Value
Computer Storage & Peripherals - 1.2%
ADLINK Technology, Inc.	2,300	$ 3,435
Catcher Technology Co. Ltd.	1,000	4,334
Chicony Electronics Co. Ltd.	29,290	70,112
EMC Corp.	335,605	8,776,071
Gemalto NV	940	98,292
NetApp, Inc.	32,046	1,317,732
SanDisk Corp.	1,414	77,940
Synaptics, Inc. (a)	181	7,240
Wacom Co. Ltd.	7,400	59,859
		10,415,015
TOTAL COMPUTERS & PERIPHERALS		113,662,917
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
Educomp Solutions Ltd.	16,123	6,584
New Oriental Education & Technology Group, Inc. sponsored ADR	3,974	88,183
		94,767
Specialized Consumer Services - 0.0%
LifeLock, Inc.	15,000	170,550
TOTAL DIVERSIFIED CONSUMER SERVICES		265,317
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Dynapack International Technology Corp.	14,000	39,627
TECO Electric & Machinery Co. Ltd.	471,000	513,476
		553,103
ELECTRONIC EQUIPMENT & COMPONENTS - 4.5%
Electronic Components - 2.0%
Aeroflex Holding Corp. (a)	13,464	101,249
Amphenol Corp. Class A	20,108	1,579,684
AU Optronics Corp. (a)	9,000	3,241
Delta Electronics, Inc.	86,000	417,170
InvenSense, Inc. (a)(d)	117,037	2,069,214
Kyocera Corp.	700	71,137
Ledlink Optics, Inc.	379,000	1,259,753
Omron Corp.	48,800	1,512,695
Sapphire Technology Co. Ltd. (a)	4,685	149,051
Sunny Optical Technology Group Co. Ltd.	92,000	92,052
Taiyo Yuden Co. Ltd.	129,300	1,733,948
Tong Hsing Electronics Industries Ltd.	1,128,000	5,490,515
TXC Corp.	776,000	1,041,307
Universal Display Corp. (a)(d)	2,827	81,842
Yaskawa Electric Corp.	130,000	1,554,795
		17,157,653
Electronic Equipment & Instruments - 0.6%
Chroma ATE, Inc.	358,683	749,772
FEI Co.	3,300	255,585
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - continued
Keyence Corp.	7,850	$ 2,565,621
National Instruments Corp.	29,793	839,865
RealD, Inc. (a)	12,949	137,907
Test Research, Inc.	20,366	27,227
TPK Holding Co. Ltd. GDR (Reg. S)	904	10,624
		4,586,601
Electronic Manufacturing Services - 1.3%
Benchmark Electronics, Inc. (a)	1,200	26,544
Fabrinet (a)	10,766	159,444
IPG Photonics Corp.	2,200	133,980
Jabil Circuit, Inc.	4,037	92,811
Ju Teng International Holdings Ltd.	5,014,000	2,437,307
KEMET Corp. (a)	1,417	6,178
TE Connectivity Ltd.	118,085	6,027,058
Trimble Navigation Ltd. (a)	75,867	2,165,244
		11,048,566
Technology Distributors - 0.6%
Arrow Electronics, Inc. (a)	53	2,419
Digital China Holdings Ltd. (H Shares)	4,073,000	4,474,439
Redington India Ltd.	57,478	53,034
VST Holdings Ltd.	1,176,000	197,122
WPG Holding Co. Ltd.	328,975	409,642
WT Microelectronics Co. Ltd.	17,509	19,000
		5,155,656
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		37,948,476
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Biosensors International Group Ltd.	1,223,000	1,000,842
HEALTH CARE TECHNOLOGY - 0.7%
Health Care Technology - 0.7%
athenahealth, Inc. (a)	7,866	880,599
Cerner Corp. (a)	49,354	2,418,346
So-net M3, Inc.	1,041	2,870,697
		6,169,642
HOUSEHOLD DURABLES - 0.7%
Consumer Electronics - 0.7%
Alpine Electronics, Inc.	236,500	2,326,111
Sony Corp.	4,500	94,477
Sony Corp. sponsored ADR (d)	167,000	3,513,680
		5,934,268
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd.	17,000	30,644
TOTAL HOUSEHOLD DURABLES		5,964,912

	Shares	Value
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
NVC Lighting Holdings Ltd.	180,000	$ 47,579
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Samsung Techwin Co. Ltd.	196	12,279
Toshiba Corp.	3,000	13,022
		25,301
INTERNET & CATALOG RETAIL - 0.6%
Internet Retail - 0.6%
Amazon.com, Inc. (a)	6,801	2,048,597
Ctrip.com International Ltd. sponsored ADR (a)	25,100	919,413
E-Commerce China Dangdang, Inc. ADR (a)	260	2,452
Expedia, Inc.	29	1,367
Groupon, Inc. Class A (a)	47,355	419,565
priceline.com, Inc. (a)	69	60,421
Rakuten, Inc.	1,300	17,566
Start Today Co. Ltd.	48,200	997,377
TripAdvisor, Inc. (a)	2,394	179,598
		4,646,356
INTERNET SOFTWARE & SERVICES - 16.2%
Internet Software & Services - 16.2%
Active Network, Inc. (a)	64,340	548,820
Akamai Technologies, Inc. (a)	1,994	94,117
Angie's List, Inc. (a)(d)	100,360	2,209,927
Baidu.com, Inc. sponsored ADR (a)	51	6,748
Bankrate, Inc. (a)	80,285	1,439,510
Bazaarvoice, Inc. (a)	2,800	29,344
Cornerstone OnDemand, Inc. (a)	65,665	2,891,887
DealerTrack Holdings, Inc. (a)	31,770	1,188,198
Demandware, Inc. (a)	54,814	2,434,838
E2open, Inc.	54,993	1,093,261
eBay, Inc. (a)	1,579	81,619
Facebook, Inc. Class A (a)	29,758	1,095,987
Google, Inc. Class A (a)	86,067	76,393,069
INFO Edge India Ltd.	35,836	185,555
IntraLinks Holdings, Inc. (a)	13,467	127,937
Kakaku.com, Inc.	2,200	76,284
LinkedIn Corp. (a)	46,740	9,525,145
LogMeIn, Inc. (a)	347	10,313
Mail.Ru Group Ltd. GDR (e)	1,800	57,510
Marketo, Inc.	1,100	34,573
MercadoLibre, Inc.	134	15,736
Millennial Media, Inc. (a)(d)	141,724	1,404,485
NHN Corp.	8,407	2,195,830
Qihoo 360 Technology Co. Ltd. ADR (a)	9,200	598,552
Rackspace Hosting, Inc. (a)	25,504	1,155,076
Renren, Inc. ADR (a)(d)	5,900	19,647
Responsys, Inc. (a)	224,130	3,247,644
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
SciQuest, Inc. (a)	89,627	$ 2,210,202
SINA Corp. (a)	31,341	2,161,589
SouFun Holdings Ltd. ADR	157	5,457
TelecityGroup PLC	63,300	856,064
Tencent Holdings Ltd.	173,100	7,851,950
Velti PLC (a)	10,736	12,132
VeriSign, Inc. (a)	1,630	77,979
Vocus, Inc. (a)	117,715	1,203,047
Web.com Group, Inc. (a)	31,450	817,071
XO Group, Inc. (a)	5,200	62,192
Yahoo!, Inc. (a)	400,857	11,260,073
Yandex NV (a)	82,276	2,673,970
Youku Tudou, Inc. ADR (a)	404	8,961
		137,362,299
IT SERVICES - 9.5%
Data Processing & Outsourced Services - 8.4%
Automatic Data Processing, Inc.	1,366	98,475
EVERTEC, Inc.	10,100	241,390
Fidelity National Information Services, Inc.	310,100	13,383,916
Fiserv, Inc. (a)	13,912	1,338,891
FleetCor Technologies, Inc. (a)	42,106	3,779,856
Global Payments, Inc.	202	9,355
Jack Henry & Associates, Inc.	20,492	989,764
MasterCard, Inc. Class A	21,270	12,987,675
Paychex, Inc.	54,004	2,129,918
QIWI PLC Class B sponsored ADR	10,200	292,740
Syntel, Inc.	1,100	78,958
The Western Union Co.	74,542	1,338,774
Total System Services, Inc.	168,155	4,609,129
VeriFone Systems, Inc. (a)	44	839
Visa, Inc. Class A	155,848	27,586,654
WEX, Inc. (a)	26,253	2,282,436
		71,148,770
IT Consulting & Other Services - 1.1%
Accenture PLC Class A	22,243	1,641,756
Bit-isle, Inc.	1,600	14,413
Camelot Information Systems, Inc. ADR (a)	145	255
ChinaSoft International Ltd. (a)	20,000	5,390
Cognizant Technology Solutions Corp. Class A (a)	44,828	3,245,099
EPAM Systems, Inc. (a)	44,400	1,285,380
IBM Corp.	375	73,140
InterXion Holding N.V. (a)	30,700	772,719
Pactera Technology International Ltd. ADR	94,096	630,443
ServiceSource International, Inc. (a)	82,288	878,013

	Shares	Value
Teradata Corp. (a)	1,536	$ 90,808
Virtusa Corp. (a)	16,100	415,058
		9,052,474
TOTAL IT SERVICES		80,201,244
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	1,406	112,227
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	27,300	606,060
		718,287
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Airtac International Group	13,910	78,836
Fanuc Corp.	15,400	2,337,289
Mirle Automation Corp.	95,738	70,858
Shin Zu Shing Co. Ltd.	154,000	346,558
SMC Corp.	3,400	721,254
		3,554,795
MEDIA - 0.1%
Advertising - 0.0%
Dentsu, Inc.	200	6,394
ReachLocal, Inc. (a)	658	8,495
		14,889
Cable & Satellite - 0.0%
DIRECTV (a)	190	12,021
Movies & Entertainment - 0.1%
IMAX Corp. (a)	29,830	751,119
TOTAL MEDIA		778,029
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	8,333	80,830
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
China Medical System Holdings Ltd.	95,250	85,970
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Acacia Research Corp.	300	6,846
IHS, Inc. Class A (a)	850	93,313
		100,159
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Specialized REITs - 0.2%
American Tower Corp.	23,574	1,668,803
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.3%
Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (a)	5,757	124,697
Aixtron AG (a)(d)	169,719	2,664,864
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
Amkor Technology, Inc. (a)(d)	1,594	$ 6,727
Applied Materials, Inc.	524	8,546
ASM International NV (depositary receipt)	2,330	73,162
ASML Holding NV	78	7,012
Entegris, Inc. (a)	8,857	84,407
FormFactor, Inc. (a)	50,000	363,500
GCL-Poly Energy Holdings Ltd.	7,410,000	1,891,769
GT Advanced Technologies, Inc. (a)(d)	256,511	1,331,292
ICD Co. Ltd. (a)	5,573	73,153
Lam Research Corp. (a)	8,289	407,985
Nanometrics, Inc. (a)	8,409	129,162
Rubicon Technology, Inc. (a)(d)	303,671	2,556,910
Teradyne, Inc. (a)	4,232	69,786
Tessera Technologies, Inc.	324,314	6,508,982
Ultratech, Inc. (a)	69,227	2,022,813
Veeco Instruments, Inc. (a)(d)	102,272	3,554,975
		21,879,742
Semiconductors - 6.7%
Advanced Micro Devices, Inc. (a)	1,157	4,362
Alpha & Omega Semiconductor Ltd. (a)	8,432	64,505
Altera Corp.	326,668	11,616,314
Analog Devices, Inc.	1,758	86,775
Applied Micro Circuits Corp. (a)	106,225	1,260,891
ARM Holdings PLC sponsored ADR	19	763
Atmel Corp. (a)	11,952	94,421
Avago Technologies Ltd.	2,238	82,090
Broadcom Corp. Class A	313,377	8,639,804
Canadian Solar, Inc. (a)	32	473
Cavium, Inc. (a)	69,229	2,531,012
Chipbond Technology Corp.	228,000	503,204
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	10,042	150,931
Cirrus Logic, Inc. (a)	3,406	65,668
Cree, Inc. (a)	43,287	3,025,761
Crystalwise Technology, Inc. (a)	200,000	185,698
Cypress Semiconductor Corp.	172,228	2,199,352
Dialog Semiconductor PLC (a)	3,866	63,903
Diodes, Inc. (a)	370	10,142
Epistar Corp.	35,000	58,343
EZchip Semiconductor Ltd. (a)(d)	31,915	1,010,110
Fairchild Semiconductor International, Inc. (a)	565	7,130
Freescale Semiconductor Holdings I Ltd. (a)	66,458	1,043,391
Himax Technologies, Inc. sponsored ADR	46,500	302,715
Hittite Microwave Corp. (a)	147	9,185
Infineon Technologies AG	1,000	8,826
Inotera Memories, Inc. (a)	8,360,000	3,135,523
Inphi Corp. (a)	126,857	1,479,153
Intermolecular, Inc. (a)	303,054	1,915,301

	Shares	Value
International Rectifier Corp. (a)	3,569	$ 86,049
Intersil Corp. Class A	96,094	981,120
JA Solar Holdings Co. Ltd. ADR (a)(d)	8,186	76,294
Linear Technology Corp.	185	7,504
LSI Corp.	11,127	86,568
MagnaChip Semiconductor Corp. (a)	64	1,316
Marvell Technology Group Ltd.	566	7,341
MediaTek, Inc.	1,522	18,267
Mellanox Technologies Ltd. (a)	64,752	2,955,929
Micron Technology, Inc. (a)	631	8,361
Microsemi Corp. (a)	4,100	101,106
Mindspeed Technologies, Inc. (a)(d)	161,476	495,731
Monolithic Power Systems, Inc.	32,001	837,786
Novatek Microelectronics Corp.	383,000	1,691,865
NVIDIA Corp.	6,070	87,590
NXP Semiconductors NV (a)	2,533	82,702
O2Micro International Ltd. sponsored ADR (a)	14,600	47,012
Omnivision Technologies, Inc. (a)	113,282	1,841,965
ON Semiconductor Corp. (a)	9,535	78,568
Phison Electronics Corp.	8,000	59,743
PMC-Sierra, Inc. (a)	212,399	1,402,895
Power Integrations, Inc.	1,654	91,218
Radiant Opto-Electronics Corp.	2,626	8,238
Rambus, Inc. (a)	105	1,024
RDA Microelectronics, Inc. sponsored ADR	15,172	170,837
RF Micro Devices, Inc. (a)	1,611	8,361
Samsung Electronics Co. Ltd.	2	2,278
Semtech Corp. (a)	2,703	81,766
Silicon Laboratories, Inc. (a)	1,700	66,402
Silicon Motion Technology Corp. sponsored ADR	66	788
Siliconware Precision Industries Co. Ltd. sponsored ADR	53,700	306,090
SK Hynix, Inc. (a)	270	6,536
Skyworks Solutions, Inc. (a)	3,767	90,483
Spreadtrum Communications, Inc. ADR	277	8,266
STMicroelectronics NV (NY Shares) unit	1,000	8,530
Texas Instruments, Inc.	2,850	111,720
Trina Solar Ltd. (a)	10,094	74,897
Xilinx, Inc.	116,844	5,455,446
YoungTek Electronics Corp.	34,156	75,839
		57,080,177
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		78,959,919
SOFTWARE - 27.7%
Application Software - 11.6%
Adobe Systems, Inc. (a)	194,099	9,177,001
ANSYS, Inc. (a)	47,662	3,805,334
Aspen Technology, Inc. (a)	124,921	4,064,929
Autodesk, Inc. (a)	2,307	81,645
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Blackbaud, Inc.	2,435	$ 85,444
BroadSoft, Inc. (a)	102,777	3,066,866
Citrix Systems, Inc. (a)	124,785	8,987,016
Compuware Corp.	230,453	2,613,337
Comverse, Inc.	4,710	147,517
Concur Technologies, Inc. (a)	19,698	1,750,955
Descartes Systems Group, Inc. (a)	219,300	2,538,679
Ellie Mae, Inc. (a)	3,074	72,393
Guidewire Software, Inc. (a)	62,200	2,721,872
Informatica Corp. (a)	2,233	85,234
Intuit, Inc.	104,746	6,695,364
Jive Software, Inc. (a)	78,998	1,060,153
Kingdee International Software Group Co. Ltd. (a)	14,498,800	3,047,223
Manhattan Associates, Inc. (a)	97	8,569
MicroStrategy, Inc. Class A (a)	17,560	1,668,376
Nuance Communications, Inc. (a)	4,581	85,940
Open Text Corp.	100	7,067
Parametric Technology Corp. (a)	47,220	1,278,718
Pegasystems, Inc.	23,421	840,814
PROS Holdings, Inc. (a)	8,633	283,335
QLIK Technologies, Inc. (a)	53,287	1,668,949
RealPage, Inc. (a)	4,600	92,736
salesforce.com, Inc. (a)	690,703	30,218,256
SAP AG	125	9,159
SAP AG sponsored ADR	1,100	80,179
SolarWinds, Inc. (a)	15,283	542,394
Splunk, Inc. (a)	200	10,002
Synchronoss Technologies, Inc. (a)	12,887	444,473
Synopsys, Inc. (a)	2,500	92,600
TIBCO Software, Inc. (a)	264,833	6,604,935
TiVo, Inc. (a)	8,000	88,400
Ultimate Software Group, Inc. (a)	20,100	2,719,530
Verint Systems, Inc. (a)	215	7,693
Workday, Inc. Class A	12,692	866,737
		97,619,824
Home Entertainment Software - 2.2%
Activision Blizzard, Inc.	360,570	6,483,049
Capcom Co. Ltd.	1,400	24,909
Nintendo Co. Ltd.	41,300	5,261,959
Nintendo Co. Ltd. ADR	34,827	550,267
Perfect World Co. Ltd. sponsored ADR Class B	258,432	5,439,994
Take-Two Interactive Software, Inc. (a)	53,923	945,270
		18,705,448
Systems Software - 13.9%
Allot Communications Ltd. (a)	20,200	295,526
BMC Software, Inc. (a)	1,824	83,849
Check Point Software Technologies Ltd. (a)	13	732
CommVault Systems, Inc. (a)	16,715	1,411,247

	Shares	Value
Fortinet, Inc. (a)	442	$ 9,393
Imperva, Inc. (a)	11,600	587,192
Infoblox, Inc. (a)	3,000	98,100
Insyde Software Corp.	304,000	443,914
Microsoft Corp.	1,496,275	47,626,433
NetSuite, Inc. (a)	39,404	3,699,642
Oracle Corp.	1,685,450	54,524,308
Red Hat, Inc. (a)	107,751	5,578,269
ServiceNow, Inc. (a)	47,700	2,078,766
Symantec Corp.	584	15,581
Tableau Software, Inc.	1,400	77,560
Totvs SA	72,900	1,150,371
VMware, Inc. Class A (a)	1,046	85,971
		117,766,854
TOTAL SOFTWARE		234,092,126
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	61,807	4,579,281
TOTAL COMMON STOCKS (Cost $763,304,914)		820,511,342
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.11% (b)	18,978,148	18,978,148
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	16,714,477	16,714,477
TOTAL MONEY MARKET FUNDS (Cost $35,692,625)		35,692,625
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $798,997,539)		856,203,967
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(9,659,138)
NET ASSETS - 100%		$ 846,544,829
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,510 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 61,392
Fidelity Securities Lending Cash Central Fund	268,641
Total	$ 330,033
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 820,511,342	$ 809,551,453	$ 8,764,059	$ 2,195,830
Money Market Funds	35,692,625	35,692,625	-	-
Total Investments in Securities:	$ 856,203,967	$ 845,244,078	$ 8,764,059	$ 2,195,830
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.2%
Cayman Islands	3.1%
Japan	3.1%
Taiwan	2.2%
Hong Kong	1.5%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $16,100,221) - See accompanying schedule: Unaffiliated issuers (cost $763,304,914)	$ 820,511,342
Fidelity Central Funds (cost $35,692,625)	35,692,625
Total Investments (cost $798,997,539)		$ 856,203,967
Receivable for investments sold		41,084,127
Receivable for fund shares sold		531,751
Dividends receivable		573,201
Distributions receivable from Fidelity Central Funds		16,406
Other receivables		55,274
Total assets		898,464,726

Liabilities
Payable to custodian bank	$ 318
Payable for investments purchased	33,497,081
Payable for fund shares redeemed	824,199
Accrued management fee	387,028
Distribution and service plan fees payable	225,409
Other affiliated payables	204,593
Other payables and accrued expenses	66,792
Collateral on securities loaned, at value	16,714,477
Total liabilities		51,919,897

Net Assets		$ 846,544,829
Net Assets consist of:
Paid in capital		$ 807,879,942
Accumulated net investment loss		(1,634,632)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,905,898)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		57,205,417
Net Assets		$ 846,544,829

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($355,306,059 ÷ 11,884,526 shares)	$ 29.90

Maximum offering price per share (100/94.25 of $29.90)	$ 31.72
Class T: Net Asset Value and redemption price per share ($173,692,302 ÷ 6,032,796 shares)	$ 28.79

Maximum offering price per share (100/96.50 of $28.79)	$ 29.83
Class B: Net Asset Value and offering price per share ($13,744,968 ÷ 517,527 shares)A	$ 26.56

Class C: Net Asset Value and offering price per share ($84,857,518 ÷ 3,180,109 shares)A	$ 26.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($218,943,982 ÷ 6,956,877 shares)	$ 31.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Technology Fund
Financial Statements - continued

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 6,293,285
Interest		378,202
Income from Fidelity Central Funds		330,033
Total income		7,001,520

Expenses
Management fee	$ 4,379,157
Transfer agent fees	2,219,558
Distribution and service plan fees	2,710,907
Accounting and security lending fees	278,733
Custodian fees and expenses	115,866
Independent trustees' compensation	5,595
Registration fees	76,946
Audit	61,076
Legal	5,479
Miscellaneous	6,989
Total expenses before reductions	9,860,306
Expense reductions	(249,926)	9,610,380
Net investment income (loss)		(2,608,860)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	108,252,317
Foreign currency transactions	(129,819)
Total net realized gain (loss)		108,122,498
Change in net unrealized appreciation (depreciation) on: Investment securities	25,688,069
Assets and liabilities in foreign currencies	(2,130)
Total change in net unrealized appreciation (depreciation)		25,685,939
Net gain (loss)		133,808,437
Net increase (decrease) in net assets resulting from operations		$ 131,199,577

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,608,860)	$ (4,886,076)
Net realized gain (loss)	108,122,498	13,565,652
Change in net unrealized appreciation (depreciation)	25,685,939	(12,835,203)
Net increase (decrease) in net assets resulting from operations	131,199,577	(4,155,627)
Share transactions - net increase (decrease)	5,042,118	(54,812,282)
Redemption fees	41,110	30,293
Total increase (decrease) in net assets	136,282,805	(58,937,616)

Net Assets
Beginning of period	710,262,024	769,199,640
End of period (including accumulated net investment loss of $1,634,632 and accumulated net investment loss of $2,745,337, respectively)	$ 846,544,829	$ 710,262,024

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.25	$ 25.14	$ 19.83	$ 16.03	$ 17.04
Income from Investment Operations
Net investment income (loss) C	(.07)	(.13)	(.18)	(.16)	.02 F
Net realized and unrealized gain (loss)	4.72	.24	5.49	3.96	(1.03)
Total from investment operations	4.65	.11	5.31	3.80	(1.01)
Redemption fees added to paid in capital C, H	-	-	-	-	-
Net asset value, end of period	$ 29.90	$ 25.25	$ 25.14	$ 19.83	$ 16.03
Total Return A, B	18.42%	.44%	26.78%	23.71%	(5.93)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.18%	1.18%	1.18%	1.21%	1.23%
Expenses net of fee waivers, if any	1.18%	1.18%	1.18%	1.21%	1.23%
Expenses net of all reductions	1.14%	1.17%	1.16%	1.18%	1.22%
Net investment income (loss)	(.25)%	(.55)%	(.73)%	(.83)%	.17% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 355,306	$ 336,693	$ 375,609	$ 312,659	$ 258,433
Portfolio turnover rate E	142%	201%	167%	115%	225%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.38	$ 24.33	$ 19.24	$ 15.59	$ 16.62
Income from Investment Operations
Net investment income (loss) C	(.13)	(.19)	(.23)	(.20)	(.01) F
Net realized and unrealized gain (loss)	4.54	.24	5.32	3.85	(1.02)
Total from investment operations	4.41	.05	5.09	3.65	(1.03)
Redemption fees added to paid in capital C, H	-	-	-	-	-
Net asset value, end of period	$ 28.79	$ 24.38	$ 24.33	$ 19.24	$ 15.59
Total Return A, B	18.09%	.21%	26.46%	23.41%	(6.20)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.42%	1.43%	1.43%	1.46%	1.49%
Expenses net of fee waivers, if any	1.42%	1.43%	1.43%	1.46%	1.49%
Expenses net of all reductions	1.39%	1.42%	1.40%	1.44%	1.48%
Net investment income (loss)	(.50)%	(.80)%	(.98)%	(1.09)%	(.09)% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 173,692	$ 172,709	$ 196,913	$ 169,049	$ 151,170
Portfolio turnover rate E	142%	201%	167%	115%	225%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.60	$ 22.67	$ 18.01	$ 14.67	$ 15.72
Income from Investment Operations
Net investment income (loss) C	(.24)	(.28)	(.33)	(.27)	(.07) F
Net realized and unrealized gain (loss)	4.20	.21	4.99	3.61	(.98)
Total from investment operations	3.96	(.07)	4.66	3.34	(1.05)
Redemption fees added to paid in capital C, H	-	-	-	-	-
Net asset value, end of period	$ 26.56	$ 22.60	$ 22.67	$ 18.01	$ 14.67
Total Return A, B	17.52%	(.31)%	25.87%	22.77%	(6.68)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.93%	1.93%	1.93%	1.96%	1.98%
Expenses net of fee waivers, if any	1.93%	1.93%	1.93%	1.96%	1.98%
Expenses net of all reductions	1.89%	1.92%	1.91%	1.94%	1.97%
Net investment income (loss)	(1.01)%	(1.30)%	(1.49)%	(1.59)%	(.58)% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,745	$ 17,476	$ 25,508	$ 29,176	$ 30,580
Portfolio turnover rate E	142%	201%	167%	115%	225%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.70	$ 22.77	$ 18.09	$ 14.74	$ 15.79
Income from Investment Operations
Net investment income (loss) C	(.24)	(.29)	(.33)	(.28)	(.07) F
Net realized and unrealized gain (loss)	4.22	.22	5.01	3.63	(.98)
Total from investment operations	3.98	(.07)	4.68	3.35	(1.05)
Redemption fees added to paid in capital C, H	-	-	-	-	-
Net asset value, end of period	$ 26.68	$ 22.70	$ 22.77	$ 18.09	$ 14.74
Total Return A, B	17.53%	(.31)%	25.87%	22.73%	(6.65)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.91%	1.93%	1.92%	1.96%	1.98%
Expenses net of fee waivers, if any	1.91%	1.93%	1.92%	1.96%	1.98%
Expenses net of all reductions	1.88%	1.91%	1.90%	1.93%	1.97%
Net investment income (loss)	(.99)%	(1.29)%	(1.48)%	(1.58)%	(.58)% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,858	$ 88,074	$ 89,819	$ 70,017	$ 55,645
Portfolio turnover rate E	142%	201%	167%	115%	225%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.50	$ 26.30	$ 20.68	$ 16.67	$ 17.68
Income from Investment Operations
Net investment income (loss) B	.02	(.06)	(.11)	(.11)	.06 E
Net realized and unrealized gain (loss)	4.95	.26	5.73	4.12	(1.07)
Total from investment operations	4.97	.20	5.62	4.01	(1.01)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 31.47	$ 26.50	$ 26.30	$ 20.68	$ 16.67
Total Return A	18.75%	.76%	27.18%	24.06%	(5.71)%
Ratios to Average Net Assets C, F
Expenses before reductions	.86%	.86%	.87%	.92%	.98%
Expenses net of fee waivers, if any	.86%	.86%	.87%	.92%	.98%
Expenses net of all reductions	.83%	.85%	.85%	.90%	.97%
Net investment income (loss)	.06%	(.23)%	(.43)%	(.55)%	.42% E
Supplemental Data
Net assets, end of period (000 omitted)	$ 218,944	$ 95,310	$ 81,350	$ 42,277	$ 26,285
Portfolio turnover rate D	142%	201%	167%	115%	225%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .07%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discounts, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 94,978,316
Gross unrealized depreciation	(41,304,263)
Net unrealized appreciation (depreciation) on securities and other investments	$ 53,674,053

Tax Cost	$ 802,529,914

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (13,373,523)
Net unrealized appreciation (depreciation)	$ 53,673,042

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (13,373,523)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,100,570,826 and $1,063,843,921, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 848,707	$ 33,831
Class T	.25%	.25%	851,550	20,642
Class B	.75%	.25%	154,203	116,994
Class C	.75%	.25%	856,447	101,027
			$ 2,710,907	$ 272,494

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 57,057
Class T	15,893
Class B*	22,798
Class C*	4,089
$ 99,837

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,016,946.30
Class T	501,293.29
Class B	46,281.30
Class C	241,397.28
Institutional Class	413,641.23
	$ 2,219,558

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $31,496 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,838 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $268,641, including $35,374 from securities loaned to FCM.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $249,774 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $152.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	2,023,713	2,592,933	$ 54,950,216	$ 63,934,256
Shares redeemed	(3,472,615)	(4,198,134)	(93,501,470)	(101,495,361)
Net increase (decrease)	(1,448,902)	(1,605,201)	$ (38,551,254)	$ (37,561,105)
Class T
Shares sold	649,951	978,762	$ 16,942,760	$ 23,400,718
Shares redeemed	(1,701,808)	(1,986,110)	(44,280,679)	(46,751,109)
Net increase (decrease)	(1,051,857)	(1,007,348)	$ (27,337,919)	$ (23,350,391)
Class B
Shares sold	13,056	50,311	$ 310,857	$ 1,085,625
Shares redeemed	(268,749)	(402,080)	(6,477,118)	(8,778,422)
Net increase (decrease)	(255,693)	(351,769)	$ (6,166,261)	$ (7,692,797)
Class C
Shares sold	460,587	840,429	$ 11,287,228	$ 19,233,850
Shares redeemed	(1,159,733)	(904,947)	(27,841,417)	(19,636,815)
Net increase (decrease)	(699,146)	(64,518)	$ (16,554,189)	$ (402,965)
Institutional Class
Shares sold	6,347,952	2,443,052	$ 179,251,253	$ 63,798,153
Shares redeemed	(2,987,970)	(1,939,243)	(85,599,512)	(49,603,177)
Net increase (decrease)	3,359,982	503,809	$ 93,651,741	$ 14,194,976

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Advisor Utilities Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	13.40%	5.48%	10.80%

A Prior to October 1, 2006, Fidelity Advisor Utilities Fund was named Fidelity Advisor Telecommunications & Utilities Fund, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Fund - Institutional Class on July 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Utilities Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Douglas Simmons, Portfolio Manager of Fidelity Advisor® Utilities Fund: For the year, the fund's Institutional Class shares returned 13.40%, outperforming the 10.82% gain of the MSCI® U.S. IMI Utilities 20-50 Index, but underperforming the S&P 500®. Utilities underperformed the broad market partly due to concerns about higher tax rates on dividends. I favor stocks offering above-average dividend growth with significant investment opportunities that can earn timely and above-average returns on their investments. The two areas I've focused on are utilities with large pipeline operations focused on transporting natural gas, and utilities constructing electric transmission infrastructure. Top individual contributors versus the index included San Diego-based multi-utility Sempra Energy; an out-of-benchmark stake in Houston-based oil/gas storage/transport firm Cheniere Energy; and an underweighting in electric utility and underperforming index component Exelon, which has headquarters in Chicago, and which I sold from the fund before period end. On the down side, my positioning in gas utilities detracted, including untimely ownership of Oklahoma-based ONEOK. An overweighting in Ohio electric utility FirstEnergy also hurt the fund's relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.17%
Actual		$ 1,000.00	$ 1,090.10	$ 6.06
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86
Class T	1.45%
Actual		$ 1,000.00	$ 1,089.00	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class B	1.94%
Actual		$ 1,000.00	$ 1,086.00	$ 10.03
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 9.69
Class C	1.90%
Actual		$ 1,000.00	$ 1,086.30	$ 9.83
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,091.90	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor Utilities Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Duke Energy Corp.	10.7	13.7
Sempra Energy	7.8	8.8
NextEra Energy, Inc.	6.9	3.5
CenterPoint Energy, Inc.	5.6	4.3
OGE Energy Corp.	5.6	1.5
NRG Energy, Inc.	5.4	4.4
Edison International	5.0	6.5
Ameren Corp.	4.5	1.4
PG&E Corp.	4.3	3.8
NiSource, Inc.	4.2	4.5
	60.0
Top Industries (% of fund's net assets)
As of July 31, 2013
Electric Utilities	38.6%
Multi-Utilities	26.4%
Oil, Gas & Consumable Fuels	15.2%
Independent Power Producers & Energy Traders	13.6%
Gas Utilities	4.7%
All Others*	1.5%

As of January 31, 2013
Electric Utilities	42.5%
Multi-Utilities	24.9%
Independent Power Producers & Energy Traders	13.2%
Oil, Gas & Consumable Fuels	8.1%
Gas Utilities	4.7%
All Others*	6.6%

* Includes short-term investments and net other assets (liabilities).

Annual Report

Fidelity Advisor Utilities Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
ELECTRIC UTILITIES - 38.6%
Electric Utilities - 38.6%
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (d)	23,911	$ 221,416
Duke Energy Corp.	315,691	22,414,061
EDF SA	22,400	657,235
Edison International	209,623	10,449,707
Entergy Corp.	85,200	5,751,000
FirstEnergy Corp.	81,282	3,094,406
ITC Holdings Corp.	35,580	3,265,177
NextEra Energy, Inc.	166,640	14,432,690
OGE Energy Corp.	311,670	11,656,458
PPL Corp.	268,057	8,516,171
		80,458,321
GAS UTILITIES - 4.7%
Gas Utilities - 4.7%
National Fuel Gas Co.	27,570	1,787,363
ONEOK, Inc.	68,903	3,648,414
Questar Corp.	182,733	4,360,009
		9,795,786
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 13.6%
Independent Power Producers & Energy Traders - 13.6%
Calpine Corp. (a)	390,717	7,818,247
Drax Group PLC	114,700	1,119,337
NRG Energy, Inc.	418,615	11,227,254
The AES Corp.	657,567	8,180,133
		28,344,971
MULTI-UTILITIES - 26.4%
Multi-Utilities - 26.4%
Ameren Corp.	263,600	9,439,516
CenterPoint Energy, Inc.	473,019	11,740,332
NiSource, Inc.	286,863	8,812,431
PG&E Corp.	192,418	8,830,062
Sempra Energy	185,437	16,249,844
		55,072,185
OIL, GAS & CONSUMABLE FUELS - 15.2%
Oil & Gas Exploration & Production - 3.4%
Energen Corp.	118,543	7,099,540

	Shares	Value
Oil & Gas Storage & Transport - 11.8%
Cheniere Energy, Inc. (a)	110,689	$ 3,162,385
Enbridge, Inc.	143,800	6,380,066
Spectra Energy Corp.	110,176	3,965,234
The Williams Companies, Inc.	167,866	5,735,981
TransCanada Corp. (d)	115,000	5,254,552
		24,498,218
TOTAL OIL, GAS & CONSUMABLE FUELS		31,597,758
TOTAL COMMON STOCKS (Cost $187,529,940)		205,269,021
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.11% (b)	398,653	398,653
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,902,575	4,902,575
TOTAL MONEY MARKET FUNDS (Cost $5,301,228)		5,301,228
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $192,831,168)		210,570,249
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(2,172,045)
NET ASSETS - 100%		$ 208,398,204
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,287
Fidelity Securities Lending Cash Central Fund	5,947
Total	$ 10,234
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $4,643,762) - See accompanying schedule: Unaffiliated issuers (cost $187,529,940)	$ 205,269,021
Fidelity Central Funds (cost $5,301,228)	5,301,228
Total Investments (cost $192,831,168)		$ 210,570,249
Receivable for investments sold		8,744,107
Receivable for fund shares sold		220,982
Dividends receivable		192,031
Distributions receivable from Fidelity Central Funds		1,590
Other receivables		10,611
Total assets		219,739,570

Liabilities
Payable for investments purchased	$ 5,740,666
Payable for fund shares redeemed	439,230
Accrued management fee	95,216
Distribution and service plan fees payable	72,499
Other affiliated payables	54,482
Other payables and accrued expenses	36,698
Collateral on securities loaned, at value	4,902,575
Total liabilities		11,341,366

Net Assets		$ 208,398,204
Net Assets consist of:
Paid in capital		$ 202,325,056
Undistributed net investment income		2,085,978
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,752,902)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,740,072
Net Assets		$ 208,398,204

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($106,850,542 ÷ 4,550,306 shares)	$ 23.48

Maximum offering price per share (100/94.25 of $23.48)	$ 24.91
Class T: Net Asset Value and redemption price per share ($41,239,205 ÷ 1,755,158 shares)	$ 23.50

Maximum offering price per share (100/96.50 of $23.50)	$ 24.35
Class B: Net Asset Value and offering price per share ($5,289,193 ÷ 227,614 shares)A	$ 23.24

Class C: Net Asset Value and offering price per share ($35,457,409 ÷ 1,539,340 shares)A	$ 23.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,561,855 ÷ 819,376 shares)	$ 23.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Utilities Fund
Financial Statements - continued

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 6,712,298
Income from Fidelity Central Funds		10,234
Total income		6,722,532

Expenses
Management fee	$ 1,124,419
Transfer agent fees	578,038
Distribution and service plan fees	820,392
Accounting and security lending fees	78,978
Custodian fees and expenses	7,783
Independent trustees' compensation	1,457
Registration fees	66,778
Audit	45,568
Legal	778
Interest	238
Miscellaneous	1,666
Total expenses before reductions	2,726,095
Expense reductions	(72,106)	2,653,989
Net investment income (loss)		4,068,543
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,530,623
Foreign currency transactions	(12,799)
Total net realized gain (loss)		17,517,824
Change in net unrealized appreciation (depreciation) on: Investment securities	2,064,734
Assets and liabilities in foreign currencies	991
Total change in net unrealized appreciation (depreciation)		2,065,725
Net gain (loss)		19,583,549
Net increase (decrease) in net assets resulting from operations		$ 23,652,092

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,068,543	$ 3,499,951
Net realized gain (loss)	17,517,824	12,574,840
Change in net unrealized appreciation (depreciation)	2,065,725	5,997,904
Net increase (decrease) in net assets resulting from operations	23,652,092	22,072,695
Distributions to shareholders from net investment income	(3,653,862)	(3,107,112)
Share transactions - net increase (decrease)	(6,877,753)	16,682,706
Redemption fees	5,578	8,157
Total increase (decrease) in net assets	13,126,055	35,656,446

Net Assets
Beginning of period	195,272,149	159,615,703
End of period (including undistributed net investment income of $2,085,978 and undistributed net investment income of $1,693,797, respectively)	$ 208,398,204	$ 195,272,149

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.20	$ 19.09	$ 16.59	$ 15.27	$ 20.28
Income from Investment Operations
Net investment income (loss) C	.47	.43	.39	.40	.35
Net realized and unrealized gain (loss)	2.24	2.07	2.50	1.32	(5.10)
Total from investment operations	2.71	2.50	2.89	1.72	(4.75)
Distributions from net investment income	(.43)	(.39)	(.39)	(.40)	(.26)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 23.48	$ 21.20	$ 19.09	$ 16.59	$ 15.27
Total Return A, B	13.09%	13.40%	17.71%	11.42%	(23.44)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.20%	1.23%	1.24%	1.26%	1.26%
Expenses net of fee waivers, if any	1.20%	1.23%	1.24%	1.26%	1.26%
Expenses net of all reductions	1.16%	1.22%	1.20%	1.22%	1.26%
Net investment income (loss)	2.16%	2.24%	2.18%	2.49%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,851	$ 99,813	$ 78,312	$ 64,890	$ 66,064
Portfolio turnover rate E	154%	195%	201%	216%	247%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.21	$ 19.09	$ 16.59	$ 15.27	$ 20.26
Income from Investment Operations
Net investment income (loss) C	.41	.38	.35	.35	.31
Net realized and unrealized gain (loss)	2.25	2.07	2.50	1.33	(5.10)
Total from investment operations	2.66	2.45	2.85	1.68	(4.79)
Distributions from net investment income	(.37)	(.33)	(.35)	(.36)	(.20)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 23.50	$ 21.21	$ 19.09	$ 16.59	$ 15.27
Total Return A, B	12.81%	13.13%	17.39%	11.13%	(23.61)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.47%	1.49%	1.50%	1.52%	1.52%
Expenses net of fee waivers, if any	1.47%	1.49%	1.50%	1.52%	1.52%
Expenses net of all reductions	1.43%	1.48%	1.46%	1.49%	1.52%
Net investment income (loss)	1.89%	1.98%	1.92%	2.23%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,239	$ 38,276	$ 35,701	$ 33,651	$ 33,989
Portfolio turnover rate E	154%	195%	201%	216%	247%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.96	$ 18.86	$ 16.38	$ 15.08	$ 20.01
Income from Investment Operations
Net investment income (loss) C	.30	.28	.25	.27	.24
Net realized and unrealized gain (loss)	2.23	2.05	2.49	1.31	(5.04)
Total from investment operations	2.53	2.33	2.74	1.58	(4.80)
Distributions from net investment income	(.25)	(.23)	(.26)	(.28)	(.13)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 23.24	$ 20.96	$ 18.86	$ 16.38	$ 15.08
Total Return A, B	12.24%	12.54%	16.87%	10.56%	(23.97)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.96%	1.98%	1.99%	2.01%	2.01%
Expenses net of fee waivers, if any	1.96%	1.98%	1.99%	2.01%	2.01%
Expenses net of all reductions	1.92%	1.97%	1.95%	1.98%	2.01%
Net investment income (loss)	1.40%	1.49%	1.43%	1.74%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,289	$ 6,677	$ 7,773	$ 8,794	$ 10,634
Portfolio turnover rate E	154%	195%	201%	216%	247%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.80	$ 18.75	$ 16.30	$ 15.02	$ 19.93
Income from Investment Operations
Net investment income (loss) C	.31	.29	.26	.27	.24
Net realized and unrealized gain (loss)	2.20	2.03	2.46	1.30	(5.02)
Total from investment operations	2.51	2.32	2.72	1.57	(4.78)
Distributions from net investment income	(.28)	(.27)	(.27)	(.29)	(.13)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 23.03	$ 20.80	$ 18.75	$ 16.30	$ 15.02
Total Return A, B	12.27%	12.56%	16.85%	10.54%	(23.96)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.93%	1.95%	1.98%	2.01%	2.01%
Expenses net of fee waivers, if any	1.93%	1.95%	1.98%	2.01%	2.01%
Expenses net of all reductions	1.89%	1.95%	1.94%	1.97%	2.01%
Net investment income (loss)	1.43%	1.51%	1.43%	1.74%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,457	$ 29,942	$ 26,915	$ 21,415	$ 22,352
Portfolio turnover rate E	154%	195%	201%	216%	247%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.56	$ 19.40	$ 16.85	$ 15.51	$ 20.52
Income from Investment Operations
Net investment income (loss) B	.55	.50	.45	.44	.39
Net realized and unrealized gain (loss)	2.26	2.10	2.54	1.35	(5.17)
Total from investment operations	2.81	2.60	2.99	1.79	(4.78)
Distributions from net investment income	(.50)	(.44)	(.44)	(.45)	(.23)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 23.87	$ 21.56	$ 19.40	$ 16.85	$ 15.51
Total Return A	13.40%	13.79%	18.05%	11.66%	(23.24)%
Ratios to Average Net Assets C, E
Expenses before reductions	.89%	.92%	.98%	1.00%	1.00%
Expenses net of fee waivers, if any	.89%	.92%	.98%	1.00%	1.00%
Expenses net of all reductions	.85%	.91%	.94%	.97%	1.00%
Net investment income (loss)	2.46%	2.55%	2.44%	2.75%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,562	$ 20,564	$ 10,914	$ 6,511	$ 4,373
Portfolio turnover rate D	154%	195%	201%	216%	247%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,254,170
Gross unrealized depreciation	(1,722,646)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,531,524

Tax Cost	$ 193,038,725

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,085,982
Capital loss carryforward	$ (13,545,345)
Net unrealized appreciation (depreciation)	$ 17,532,515

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (13,545,345)
Total capital loss carryforward	$ (13,545,345)

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 3,653,862	$ 3,107,112

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $307,684,612 and $311,753,007, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 254,923	$ 11,679
Class T	.25%	.25%	193,134	4,958
Class B	.75%	.25%	57,706	45,047
Class C	.75%	.25%	314,629	59,965
			$ 820,392	$ 121,649

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 65,568
Class T	8,376
Class B*	7,419
Class C*	2,444
$ 83,807

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 297,076.29
Class T	120,247.31
Class B	17,416.30
Class C	85,688.27
Institutional Class	57,611.23
	$ 578,038

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,537 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,621,600.30%		$ 238

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $471 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund

Annual Report

Notes to Financial Statements - continued

7. Security Lending - continued

on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,947. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $72,102 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ 2,004,234	$ 1,654,303
Class T	666,068	639,462
Class B	71,622	91,242
Class C	400,020	419,210
Institutional Class	511,918	302,895
Total	$ 3,653,862	$ 3,107,112

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	1,274,291	1,455,060	$ 28,192,446	$ 28,046,781
Reinvestment of distributions	85,327	77,893	1,751,329	1,433,959
Shares redeemed	(1,517,309)	(926,992)	(33,069,256)	(17,830,196)
Net increase (decrease)	(157,691)	605,961	$ (3,125,481)	$ 11,650,544
Class T
Shares sold	287,114	428,140	$ 6,306,381	$ 8,180,543
Reinvestment of distributions	30,843	32,850	634,437	606,115
Shares redeemed	(367,378)	(526,129)	(7,924,238)	(10,126,088)
Net increase (decrease)	(49,421)	(65,139)	$ (983,420)	$ (1,339,430)
Class B
Shares sold	17,365	59,712	$ 386,769	$ 1,111,703
Reinvestment of distributions	3,129	4,324	63,812	79,307
Shares redeemed	(111,479)	(157,671)	(2,387,277)	(2,989,895)
Net increase (decrease)	(90,985)	(93,635)	$ (1,936,696)	$ (1,798,885)
Class C
Shares sold	509,725	518,655	$ 11,190,388	$ 9,682,101
Reinvestment of distributions	15,458	18,237	312,553	332,155
Shares redeemed	(425,145)	(533,137)	(9,149,304)	(10,002,257)
Net increase (decrease)	100,038	3,755	$ 2,353,637	$ 11,999
Institutional Class
Shares sold	936,449	988,603	$ 20,838,974	$ 19,698,436
Reinvestment of distributions	22,869	14,596	476,446	273,126
Shares redeemed	(1,093,899)	(611,715)	(24,501,213)	(11,813,084)
Net increase (decrease)	(134,581)	391,484	$ (3,185,793)	$ 8,158,478

Annual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Advisor Series VII and the Shareholders of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund (collectively, the "Funds"), including the schedules of investments, as of July 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund as of July 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos each oversees 230 Fidelity funds. David A. Rosow, Garnett A. Smith, and Michael E. Wiley each oversees 64 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Ronald P. O'Hanley is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through SelectCo, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Annual Report

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2013

Mr. O'Hanley is Trustee and Chairman of the Board of Trustees of certain funds. Mr. O'Hanley also serves as a Trustee of other Fidelity funds (2011-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, his affiliation with the trust or various entities under common control with SelectCo.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Ned C. Lautenbach (1944)

Year of Election or Appointment: 2013

Mr. Lautenbach serves as Chairman of the Independent Trustees of other Fidelity funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

David A. Rosow (1942)

Year of Election or Appointment: 2013

Mr. Rosow is Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida. Mr. Rosow served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present). Mr. Smith served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2013

Mr. Stavropoulos serves as Vice Chairman of the Independent Trustees of other Fidelity funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Michael E. Wiley (1950)

Year of Election or Appointment: 2013

Mr. Wiley serves as Chairman of the Independent Trustees of Fidelity's Sector Portfolios (2013-present). Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Sector Portfolios. Mr. Robins also serves as President and Treasurer (2008-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Sector Portfolios. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Christopher S. Bartel (1971)

Year of Election or Appointment: 2009

Vice President of Fidelity's Sector and Real Estate Equity Funds. Mr. Bartel also serves as a Director, President, and Chief Executive Officer of Fidelity Management & Research (Japan) Inc. (2012-present), a Director of Fidelity Management & Research (Hong Kong) (2012-present), and Senior Vice President of Global Equity Research (2010-present). Previously, Mr. Bartel served as Senior Vice President of Equity Research (2009-2010), Managing Director of Research (2006-2009), and an analyst and portfolio manager (2000-2006).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Sector Portfolios. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Sector Portfolios. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Sector Portfolios. Mr. Deberghes also serves as Vice President (2011-present), Deputy Treasurer (2008-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Sector Portfolios. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Sector Portfolios. Ms. Smith also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Sector Portfolios. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Biotechnology Fund
Institutional Class	09/09/13	09/06/13	$0.000	$0.000
Fidelity Advisor Communications Equipment Fund
Institutional Class	09/16/13	09/13/13	$0.000	$0.000
Fidelity Advisor Consumer Discretionary Fund
Institutional Class	09/09/13	09/06/13	$0.000	$1.071
Fidelity Advisor Electronics Fund
Institutional Class	09/16/13	09/13/13	$0.000	$0.000
Fidelity Advisor Energy Fund
Institutional Class	09/09/13	09/06/13	$0.105	$0.497
Fidelity Advisor Financial Services Fund
Institutional Class	09/09/13	09/06/13	$0.082	$0.000
Fidelity Advisor Health Care Fund
Institutional Class	09/09/13	09/06/13	$0.000	$1.968
Fidelity Advisor Industrials Fund
Institutional Class	09/09/13	09/06/13	$0.138	$1.250
Fidelity Advisor Technology Fund
Institutional Class	09/09/13	09/06/13	$0.000	$0.000
Fidelity Advisor Utilities Fund
Institutional Class	09/09/13	09/06/13	$0.289	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Consumer Discretionary Fund	$4,929,534
Fidelity Advisor Energy Fund	$8,461,408
Fidelity Advisor Health Care Fund	$42,015,500
Fidelity Advisor Industrials Fund	$21,494,783

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	September 2012	December 2012
Fidelity Advisor Consumer Discretionary Fund
Institutional Class	0%	46%
Fidelity Advisor Energy Fund
Institutional Class	0%	100%
Fidelity Advisor Financial Services Fund
Institutional Class	86%	55%
Fidelity Advisor Health Care Fund
Institutional Class	0%	100%
Fidelity Advisor Industrials Fund
Institutional Class	100%	100%
Fidelity Advisor Utilities Fund
Institutional Class	100%	100%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	September 2012	December 2012
Fidelity Advisor Consumer Discretionary Fund
Institutional Class	0%	47%
Fidelity Advisor Energy Fund
Institutional Class	0%	100%
Fidelity Advisor Financial Services Fund
Institutional Class	100%	100%
Fidelity Advisor Health Care Fund
Institutional Class	0%	100%
Fidelity Advisor Industrials Fund
Institutional Class	100%	100%
Fidelity Advisor Utilities Fund
Institutional Class	100%	100%

The funds will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	2,198,660,066.13	95.750
Withheld	97,591,697.03	4.250
TOTAL	2,296,251,763.16	100.000
Ronald P. O'Hanley
Affirmative	2,202,691,976.72	95.926
Withheld	93,559,786.44	4.074
TOTAL	2,296,251,763.16	100.000
David A. Rosow
Affirmative	2,198,765,612.76	95.755
Withheld	97,486,150.40	4.245
TOTAL	2,296,251,763.16	100.000
Garnett A. Smith
Affirmative	2,201,945,782.92	95.894
Withheld	94,305,980.24	4.106
TOTAL	2,296,251,763.16	100.000
William S. Stavropoulos
Affirmative	2,196,127,224.90	95.640
Withheld	100,124,538.26	4.360
TOTAL	2,296,251,763.16	100.000
Michael E. Wiley
Affirmative	2,201,986,460.61	95.895
Withheld	94,265,302.55	4.105
TOTAL	2,296,251,763.16	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Biotechnology Fund and Fidelity SelectCo, LLC.
Affirmative	137,116,305.19	73.359
Against	6,359,191.13	3.403
Abstain	7,177,117.61	3.839
Broker Non-Votes	36,260,149.42	19.399
TOTAL	186,912,763.35	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Communications Equipment Fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	5,233,693.93	72.464
Against	34,215.90	0.474
Abstain	833,046.86	11.534
Broker Non-Votes	1,121,564.98	15.528
TOTAL	7,222,521.67	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Consumer Discretionary Fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	33,211,831.52	75.349
Against	776,267.96	1.761
Abstain	2,119,724.81	4.809
Broker Non-Votes	7,970,040.80	18.081
TOTAL	44,077,865.09	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Electronics Fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	6,301,924.59	74.665
Against	207,963.13	2.464
Abstain	701,419.52	8.310
Broker Non-Votes	1,229,019.77	14.561
TOTAL	8,440,327.01	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Energy Fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	275,558,564.89	70.351
Against	13,248,744.01	3.383
Abstain	18,657,642.59	4.763
Broker Non-Votes	84,229,792.26	21.503
TOTAL	391,694,743.75	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Financial Services Fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	51,207,192.54	69.108
Against	3,941,419.25	5.320
Abstain	3,198,203.57	4.316
Broker Non-Votes	15,750,658.72	21.256
TOTAL	74,097,474.08	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Health Care Fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	223,297,798.07	70.835
Against	12,190,538.03	3.868
Abstain	16,814,461.94	5.333
Broker Non-Votes	62,934,963.61	19.964
TOTAL	315,237,761.65	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Industrials Fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	184,060,135.52	70.555
Against	9,949,332.48	3.814
Abstain	11,643,900.90	4.463
Broker Non-Votes	55,223,136.22	21.168
TOTAL	260,876,505.12	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Technology Fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	321,976,700.64	71.695
Against	19,581,003.61	4.361
Abstain	27,788,990.72	6.187
Broker Non-Votes	79,749,011.61	17.757
TOTAL	449,095,706.58	100.000
PROPOSAL 2
To approve a management contract between Fidelity Advisor Utilities Fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	94,643,508.86	71.936
Against	5,510,188.26	4.188
Abstain	6,002,394.12	4.562
Broker Non-Votes	25,411,787.41	19.314
TOTAL	131,567,878.65	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank†

New York, NY

Brown Brothers Harriman & Co. ††

Boston, MA

State Street Bank and Trust †††

Quincy, MA

† Custodian for Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Fund.

†† Custodian for Fidelity Advisor Energy Fund.

††† Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund.

AFOCI-UANNPRO-0913
1.789242.109

Item 2. Code of Ethics

As of the end of the period, July 31, 2013, Fidelity Advisor Series VII (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that David A. Rosow is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Rosow is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Real Estate Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Fund (the "Funds"):

Services Billed by Deloitte Entities

July 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Biotechnology Fund	$35,000	$-	$4,700	$500
Fidelity Advisor Communications Equipment Fund	$36,000	$-	$4,700	$500
Fidelity Advisor Consumer Discretionary Fund	$36,000	$-	$5,800	$500
Fidelity Advisor Electronics Fund	$34,000	$-	$4,700	$500
Fidelity Advisor Energy Fund	$36,000	$-	$6,800	$600
Fidelity Advisor Financial Services Fund	$36,000	$-	$6,800	$500
Fidelity Advisor Health Care Fund	$36,000	$-	$5,800	$500
Fidelity Advisor Industrials Fund	$35,000	$-	$5,800	$500
Fidelity Advisor Real Estate Fund	$39,000	$-	$5,800	$600
Fidelity Advisor Technology Fund	$37,000	$-	$5,800	$600
Fidelity Advisor Utilities Fund	$34,000	$-	$5,900	$500

July 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Biotechnology Fund	$33,000	$-	$4,600	$400
Fidelity Advisor Communications Equipment Fund	$35,000	$-	$4,600	$400
Fidelity Advisor Consumer Discretionary Fund	$33,000	$-	$5,700	$400
Fidelity Advisor Electronics Fund	$33,000	$-	$4,600	$400
Fidelity Advisor Energy Fund	$34,000	$-	$6,700	$500
Fidelity Advisor Financial Services Fund	$35,000	$-	$6,700	$400
Fidelity Advisor Health Care Fund	$34,000	$-	$5,700	$400
Fidelity Advisor Industrials Fund	$33,000	$-	$5,700	$400
Fidelity Advisor Real Estate Fund	$36,000	$-	$5,700	$400
Fidelity Advisor Technology Fund	$35,000	$-	$5,700	$500
Fidelity Advisor Utilities Fund	$33,000	$-	$5,700	$400

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	July 31, 2013A	July 31, 2012A
Audit-Related Fees	$915,000	$615,000
Tax Fees	$-	$-
All Other Fees	$765,000	$1,115,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2013 A	July 31, 2012 A
Deloitte Entities	$1,845,000	$1,885,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 26, 2013